As filed with the SEC on March 9, 2009.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07717
TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
(formerly, The Diversified Investors Strategic Variable Funds)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2008 — December 31, 2008

TRANSAMERICA PARTNERS VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

Annual Report

December 31, 2008

International Equity
Small Core
Growth
Large Growth
Large Core
Large Value
Balanced
Calvert
High Yield Bond
Core Bond
Inflation-Protected Securities
High Quality Bond
Money Market
Intermediate/Long Horizon
Intermediate Horizon
Short Horizon

TRANSAMERICA PARTNERS VARIABLE TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS Annual Report December 31, 2008 International Equity Small Core Growth Large Growth Intermediate/Long Horizon Large Core Large Value Balanced Intermediate Horizon Calvert High Yield Bond Short Horizon Core Bond Inflation-Protected Securities High Quality Bond Money Market

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Partners Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.
This report consists of the annual report of the Transamerica Asset Allocation Variable Funds and the annual reports of the Transamerica Partners Portfolios and the Calvert Social Balanced Portfolio, the underlying portfolios in which the Transamerica Partners Variable Funds invest.
Proxy Voting Policies and Procedures
A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds and Transamerica Partners Portfolios is included in the Statement of Additional Information (“SAI”), which is available without charge, upon request: (i) by calling 1-800-755-5801; (ii) on the Subaccounts’ website at www.divinvest.com (Click on the icon for Participants, then click on Fund Information, choose Investment Funds, click on a Fund, then click on the Fund Information tab) or (iii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds and the Transamerica Partners Portfolios are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2008, is available without charge, upon request.
Quarterly Portfolios
The Transamerica Asset Allocation Variable Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Subaccounts’ Form N-Q is available on the SEC’s website at www.sec.gov. The Subaccounts’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5801. Form N-Q for the corresponding Transamerica Partners Portfolios is also available without charge on the SEC website, at the SEC’s Public Reference Room, or by calling 1-800-755-5801.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY, INC.

Four Manhattanville Road
Purchase, New York 10577

December 31, 2008

To Contractholders with Interests
 in the Transamerica Partners Variable Funds:

We are pleased to present the most recent annual reports for the Transamerica Partners Portfolios and for the Calvert Social Balanced Portfolio. As required under applicable law, we are sending these annual reports to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company, Inc. with unit interests in one or more of the Transamerica Partners Variable Funds. Each subaccount available within the Transamerica Partners Variable Funds, other than the Calvert Subaccount, invests its assets in a corresponding mutual fund that is a series of Transamerica Partners Portfolios. The Calvert Subaccount invests in the Calvert Social Balanced Portfolio, a series of Calvert Variable Series. Inc.

Please call your retirement plan administrator, Diversified Investment Advisors, Inc., at (800) 755-5801 if you have any questions regarding these reports.

1

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
AN EXPLANATION OF FUND EXPENSES
(Unaudited)

Transamerica Asset Allocation Variable Funds (formerly, Diversified Investors Strategic Variable Funds) (individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Partners Variable Funds (formerly, Diversified Investors Variable Funds) (“TPVF”), a unit investment trust. As a contractholder of a Subaccount, you will bear the ongoing costs of managing the corresponding subaccount in which your Subaccount invests. You will also bear the cost of operating the Subaccount.

The first column in the table shown below assumes an investment of $1,000 on July 1, 2008. The second column will show your ending balance (per $1,000) on December 31, 2008. The third column will show how much of your investment (per $1,000) went to the ongoing costs of your Subaccount. The figures in both of these columns are based on the actual total return and the actual expenses incurred for the period July 1, 2008-December 31, 2008. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading “Expenses Paid During the Period July 1, 2008-December 31, 2008”.

The fourth and fifth columns will also show your ending balance (per $1,000) on December 31, 2008 and how much of your investment (per $1,000) went to the ongoing costs of your Subaccount, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2008-December 31, 2008 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of investing in a Transamerica Asset Allocation Variable Fund against the cost of investing in other funds. Other funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

			Expenses Paid		Expenses Paid
		Ending Account	During the Period	Ending Account	During the Period
	Beginning Account	Value	July 1, 2008-	Value	July 1, 2008-	Annualized
	Value	December 31,	December 31,	December 31,	December 31,	Expense
Subaccount	July 1, 2008	2008(1)	2008(1)(2)(3)	2008(4)	2008(2)(3)(4)	Ratio(2)
Short Horizon	$1,000	$908.87	$0.96	$1,024.13	$1.02	0.20%

Intermediate Horizon	1,000	792.23	0.90	1,024.13	1.02	0.20

Intermediate/Long Horizon	1,000	735.31	0.87	1,024.13	1.02	0.20

(1)	Based on actual returns and expenses.

(2)	These figures exclude fees and expenses of the underlying investments in TPVF.

(3)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 184 (to reflect the one-half year period).

(4)	Based on hypothetical 5% annual returns before actual expenses.

2

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
SHORT HORIZON

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Investments in affiliates, at value (Notes 1 and 2)	$9,451,808
Cash	—
Receivable for units sold	67,317
Receivable for securities sold	—

Total assets	9,519,125

Liabilities:
Due to Custodian	—
Payable for units redeemed	4,103
Payable for securities purchased	63,214
Accrued investment advisory fees	1,673

Total liabilities	68,990

Net assets	$9,450,135

Net assets consist of:
Cost of accumulation units	$7,776,575
Undistributed (accumulated) net investment income (loss)	(165,087)
Undistributed (accumulated) net realized gains (losses)	2,232,345
Net unrealized appreciation (depreciation) on investments	(393,698)

Net assets	$9,450,135

Accumulation units	644,661

Unit value	$14.66

Investments in affiliates, at cost	$9,845,506

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment advisory fees (Note 3)	$(21,681)

Realized and unrealized gains (losses) on investments in affiliates (Note 2):
Net realized gains (losses) on investments in affiliates	592,873
Change in net unrealized appreciation (depreciation) on investments in affiliates	(1,723,348)

Net realized and unrealized gains (losses) on investments in affiliates	(1,130,475)

Net increase (decrease) in net assets resulting from operations	$(1,152,156)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Investment advisory fees	$(21,681)	$(21,447)
Net realized gains (losses) on investments in affiliates	592,873	242,773
Change in net unrealized appreciation (depreciation) on investments in affiliates	(1,723,348)	249,785

Net increase (decrease) in net assets resulting from operations	(1,152,156)	471,111

From unit transactions:
Units sold	4,786,093	3,890,370
Units redeemed	(5,280,703)	(3,469,492)

Net increase (decrease) in net assets resulting from unit transactions	(494,610)	420,878

Total increase (decrease) in net assets	(1,646,766)	891,989

Net assets:
Beginning of year	11,096,901	10,204,912

End of year	$9,450,135	$11,096,901

Units outstanding beginning of year	681,662	654,393
Units sold	302,679	245,586
Units redeemed	(339,680)	(218,317)

Units outstanding end of year	644,661	681,662

See notes to financial statements.

3

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
INTERMEDIATE HORIZON

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Investments in affiliates, at value (Notes 1 and 2)	$21,993,767
Cash	—
Receivable for units sold	10,868
Receivable for securities sold	133,078

Total assets	22,137,713

Liabilities:
Due to Custodian	—
Payable for units redeemed	143,946
Payable for securities purchased	—
Accrued investment advisory fee	3,860

Total liabilities	147,806

Net assets	$21,989,907

Net assets consist of:
Cost of accumulation units	$20,587,999
Undistributed (accumulated) net investment income (loss)	(488,746)
Undistributed (accumulated) net realized gains (losses)	5,173,016
Net unrealized appreciation (depreciation) on investments	(3,282,362)

Net assets	$21,989,907

Accumulation units	1,633,325

Unit value	$13.46

Investments in affiliates, at cost	$25,276,129

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment advisory fees (Note 3)	$(56,271)

Realized and unrealized gains (losses) on investments in affiliates (Note 2):
Net realized gains (losses) on investments in affiliates	2,214,327
Change in net unrealized appreciation (depreciation) on investments in affiliates	(10,272,210)

Net realized and unrealized gains (losses) on investments in affiliates	(8,057,883)

Net increase (decrease) in net assets resulting from operations	$(8,114,154)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Investment advisory fees	$(56,271)	$(63,294)
Net realized gains (losses) on investments in affiliates	2,214,327	198,466
Change in net unrealized appreciation (depreciation) on investments in affiliates	(10,272,210)	1,124,330

Net increase (decrease) in net assets resulting from operations	(8,114,154)	1,259,502

From unit transactions:
Units sold	6,324,573	6,971,209
Units redeemed	(8,803,875)	(5,603,555)

Net increase (decrease) in net assets resulting from unit transactions	(2,479,302)	1,367,654

Total increase (decrease) in net assets	(10,593,456)	2,627,156

Net assets:
Beginning of year	32,583,363	29,956,207

End of year	$21,989,907	$32,583,363

Units outstanding beginning of year	1,794,207	1,717,863
Units sold	389,711	387,964
Units redeemed	(550,593)	(311,620)

Units outstanding end of year	1,633,325	1,794,207

See notes to financial statements.

4

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
INTERMEDIATE/LONG HORIZON

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Investments in affiliates, at value (Notes 1 and 2)	$33,458,530
Cash	—
Receivable for units sold	11,378
Receivable for securities sold	63,952

Total assets	33,533,860

Liabilities:
Due to Custodian	—
Payable for units redeemed	75,330
Payable for securities purchased	—
Accrued investment advisory fees	5,766

Total liabilities	81,096

Net assets	$33,452,764

Net assets consist of:
Cost of accumulation units	$35,732,375
Undistributed (accumulated) net investment income (loss)	(692,997)
Undistributed (accumulated) net realized gains (losses)	6,428,513
Net unrealized appreciation (depreciation) on investments	(8,015,127)

Net assets	$33,452,764

Accumulation units	2,596,241

Unit value	$12.89

Investments in affiliates, at cost	$41,473,657

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment advisory fees (Note 3)	$(87,849)

Realized and unrealized gains (losses) on investments in affiliates (Note 2):
Net realized gains (losses) on investments in affiliates	2,836,963
Change in net unrealized appreciation (depreciation) on investments in affiliates	(19,435,674)

Net realized and unrealized gains (losses) on investments in affiliates	(16,598,711)

Net increase (decrease) in net assets resulting from operations	$(16,686,560)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Investment advisory fees	$(87,849)	$(103,143)
Net realized gains (losses) on investments in affiliates	2,836,963	321,871
Change in net unrealized appreciation (depreciation) on investments in affiliates	(19,435,674)	1,661,060

Net increase (decrease) in net assets resulting from operations	(16,686,560)	1,879,788

From unit transactions:
Units sold	7,759,794	11,094,717
Units redeemed	(10,324,144)	(7,564,308)

Net increase (decrease) in net assets resulting from unit transactions	(2,564,350)	3,530,409

Total increase (decrease) in net assets	(19,250,910)	5,410,197

Net assets:
Beginning of year	52,703,674	47,293,477

End of year	$33,452,764	$52,703,674

Units outstanding beginning of year	2,731,348	2,548,307
Units sold	486,824	576,621
Units redeemed	(621,931)	(393,580)

Units outstanding end of year	2,596,241	2,731,348

See notes to financial statements.

5

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
SHORT HORIZON
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Investments
134,264	Transamerica Partners Variable Funds — Core Bond	$4,359,424
98,276	Transamerica Partners Variable Funds — High Quality Bond	1,523,687
71,453	Transamerica Partners Variable Funds — High Yield Bond	951,563
63,698	Transamerica Partners Variable Funds — Inflation-Protected Securities	1,380,638
13,832	Transamerica Partners Variable Funds — International Equity	201,483
8,246	Transamerica Partners Variable Funds — Large Growth	277,539
8,825	Transamerica Partners Variable Funds — Large Value	307,370
11,781	Transamerica Partners Variable Funds — Money Market	248,460
8,617	Transamerica Partners Variable Funds — Small Core	201,644

	Total Investments — 100.0% (Cost $9,845,506)	9,451,808
	Liabilities less other assets — (0.0)%*	(1,673)

	Net Assets — 100.0%	$9,450,135

The aggregate cost of investments for federal income tax purposes at December 31, 2008 is $9,845,506.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$186,010
Gross unrealized depreciation	(579,708)

Net unrealized depreciation	$(393,698)

*	Amount rounds to less than (0.05)%

See notes to financial statements.

6

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
INTERMEDIATE HORIZON
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Investments
158,222	Transamerica Partners Variable Funds — Core Bond	$5,137,322
110,332	Transamerica Partners Variable Funds — High Quality Bond	1,710,605
102,664	Transamerica Partners Variable Funds — High Yield Bond	1,367,219
99,868	Transamerica Partners Variable Funds — Inflation-Protected Securities	2,164,593
184,955	Transamerica Partners Variable Funds — International Equity	2,694,186
91,842	Transamerica Partners Variable Funds — Large Growth	3,091,269
94,400	Transamerica Partners Variable Funds — Large Value	3,287,902
14,081	Transamerica Partners Variable Funds — Money Market	296,976
95,879	Transamerica Partners Variable Funds — Small Core	2,243,695

	Total Investments — 100.0% (Cost $25,276,129)	21,993,767
	Liabilities less other assets — (0.0)%*	(3,860)

	Net Assets — 100.0%	$21,989,907

The aggregate cost of investments for federal income tax purposes at December 31, 2008 is $25,276,129.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$290,667
Gross unrealized depreciation	(3,573,029)

Net unrealized depreciation	$(3,282,362)

*	Amount rounds to less than (0.05)%

See notes to financial statements.

7

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
INTERMEDIATE/LONG HORIZON
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Investments
147,469	Transamerica Partners Variable Funds — Core Bond	$4,788,183
41,607	Transamerica Partners Variable Funds — High Quality Bond	645,086
103,687	Transamerica Partners Variable Funds — High Yield Bond	1,380,847
101,993	Transamerica Partners Variable Funds — Inflation-Protected Securities	2,210,656
422,578	Transamerica Partners Variable Funds — International Equity	6,155,569
192,089	Transamerica Partners Variable Funds — Large Growth	6,465,431
190,055	Transamerica Partners Variable Funds — Large Value	6,619,496
23,025	Transamerica Partners Variable Funds — Money Market	485,620
201,169	Transamerica Partners Variable Funds — Small Core	4,707,642

	Total Investments — 100.0% (Cost $41,473,657)	33,458,530
	Liabilities less other assets — (0.0)%*	(5,766)

	Net Assets — 100.0%	$33,452,764

The aggregate cost of investments for federal income tax purposes at December 31, 2008 is $41,473,657.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$161,809
Gross unrealized depreciation	(8,176,936)

Net unrealized depreciation	$(8,015,127)

*	Amount rounds to less than (0.05)%

See notes to financial statements.

8

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
PORTFOLIO COMPOSITION

December 31, 2008

The following charts summarize the portfolio composition of each Subaccount by asset type.

Short Horizon
Money Market Fund	2.6%
Fixed Income Funds	86.9
Domestic Equity Funds	8.3
International Equity Fund	2.2
Liabilities less other assets	(0.0)*

100.0%

Intermediate Horizon
Money Market Fund	1.3%
Fixed Income Funds	47.2
Domestic Equity Funds	39.2
International Equity Fund	12.3
Liabilities less other assets	(0.0)*

100.0%

Intermediate/Long Horizon
Money Market Fund	1.4%
Fixed Income Funds	27.0
Domestic Equity Funds	53.2
International Equity Fund	18.4
Liabilities less other assets	(0.0)*

100.0%

*	Amount rounds to less than (0.05)%.

See notes to financial statements.

9

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS

1.	Organization

Transamerica Asset Allocation Variable Funds (formerly, Diversified Investors Strategic Variable Funds) (the “Separate Account”), a separate account of Transamerica Financial Life Insurance Company (“TFLIC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Separate Account is composed of three different subaccounts that are, in effect, separate investment funds: Transamerica Asset Allocation — Short Horizon Subaccount (formerly, Short Horizon Strategic Variable Fund) (“Short Horizon”), Transamerica Asset Allocation — Intermediate Horizon Subaccount (formerly, Intermediate Horizon Strategic Variable Fund) (“Intermediate Horizon”), and Transamerica Asset Allocation — Intermediate/Long Horizon Subaccount (formerly, Intermediate Long Horizon Strategic Variable Fund) (“Intermediate/Long Horizon”) (individually, a “Subaccount” and collectively, the “Subaccounts”). The Separate Account established and designated each of the Subaccounts as separate subaccounts on April 15, 1996 and commenced operations on January 2, 1997. The effective date of the name changes for the Separate Account and the Subaccounts was May 1, 2008. Each Subaccount seeks to achieve its investment objective by investing all of its investable assets among certain Transamerica Partners Variable Funds (formerly, Diversified Investors Variable Funds) (“TPVF”). TPVF is a separate investment account offering thirteen subaccounts, each with a different investment objective. Certain TPVF subaccounts seek to achieve their investment objective by investing all of their investable assets in the Transamerica Partners Portfolios (formerly, Diversified Investors Portfolios) (“Portfolios”). TPVF operates as a unit investment trust under the 1940 Act and commenced operations on August 18, 1994. The financial statements of the Portfolios accompany this report.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Investment Valuation:

The value of each Subaccount’s investment in a corresponding subaccount of TPVF is valued at the unit value per share determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

The Subaccounts adopted the Financial Accounting Standards Board (“FASB”) Standard No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principals and expands financial statement disclosures about fair value measurements that are relevant to mutual funds.

Various inputs are used in determining the value of each Subaccount’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Subaccount’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

10

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2.	Significant Accounting Policies (continued)

The following is a summary of fair valuations according to the inputs used to value the Subaccounts’ net assets as of December 31, 2008.

				Total	Other Financial
	Investment in Securities			Investment in	Instruments*
Subaccount	Level 1	Level 2	Level 3	Securities	Level 1	Level 2	Level 3

Short Horizon	$—	$9,451,808	$—	$9,451,808	$—	$—	$—
Intermediate Horizon	—	21,993,767	—	21,993,767	—	—	—
Intermediate/Long Horizon	—	33,458,530	—	33,458,530	—	—	—

*	Other financial instruments, if any, are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

B.	Operating Expenses:

The Separate Account accounts separately for the assets, liabilities and operations of each Subaccount. Each Subaccount will indirectly bear its share of fees and expenses incurred by TPVF. These expenses are not reflected in the expenses in the Statement of Operations and are not included in the ratios to average net assets shown in the financial highlights.

C.	Federal Income Taxes:

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of AEGON USA, LLC (“AEGON USA”). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international group. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes.

D.	Other:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Fees and Transactions with Affiliates

The Separate Account has entered into an Investment Advisory Agreement with Transamerica Asset Management, Inc. (the “Advisor” or “TAM”). TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly-owned subsidiaries of AEGON NV. AUSA is wholly-owned by AEGON USA. The Advisor provides general investment advice to each Subaccount. For providing these services and facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Subaccount at an annual rate equal to 0.20% of the average daily net assets of each Subaccount.

In addition, TFLIC deducts a mortality and expense risk charge at an annual rate equivalent to 1.10% of the average daily net assets from TPVF. TFLIC reserves the right to charge maximum fees of 1.25% upon notice.

11

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Fees and Transactions with Affiliates (continued)

TFLIC bears sales distribution expenses and any other expenses in excess of the mortality and expense risk charge. TFLIC reserves the right to deduct an annual contract charge from a participant’s account to reimburse TFLIC for administrative expenses relating to the maintenance of the group variable annuity contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Certain managing board members and officers of the Separate Account are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent managing board members so affiliated receive compensation for services as managing board members of the Separate Account. Similarly, none of the Separate Account’s officers receive compensation from the Subaccounts. The independent board members are also trustees of the Portfolios for which they receive fees.

Each eligible independent board member may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such board members may defer payment of all or a portion of their total fees earned as a Separate Account board member. Each board member who is a participant in the Plan may elect that the earnings, gains or losses credited to his/her deferred fee amounts be determined based on a deemed investment in investment options in Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, Class A shares of any series of Transamerica Funds and/or funds of Transamerica Investors, Inc.

4.	Purchases and Sales of Investments

The aggregate cost of investments purchased and proceeds from sales for the year ended December 31, 2008 were as follows:

	Cost of	Proceeds
	Purchases	from Sales

Short Horizon	$13,504,223	$14,020,725
Intermediate Horizon	31,355,004	33,892,238
Intermediate/Long Horizon	46,422,124	49,077,538

5.	Concentrations and Indemnifications

From time to time, the Subaccounts may have a concentration of several contractholders holding a significant percentage of units outstanding. Investment activities of these contractholders could have a material impact on the Subaccounts.

In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Subaccounts that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

12

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Financial Highlights

For an accumulation unit outstanding throughout the year:

		Income (Loss) from						Ratios to Average
		Investment Operations						Net Assets
	Unit	Net	Net Realized	Total	Unit				Net
For the	Value,	Investment	and Unrealized	Income (Loss)	Value,		Net Assets,		Investment
Year	Beginning	Income	Gains (Losses)	from Investment	End of	Total	End of		Income	Portfolio
Ended	of Year	(Loss)(a)	on Investments	Operations	Year	Return	Year	Expenses	(Loss)	Turnover

Short Horizon
12/31/2008	$16.28	$(0.03)	$(1.59)	$(1.62)	$14.66	(9.95)%	$9,450,135	0.20%	(0.20)%	125%
12/31/2007	15.59	(0.03)	0.72	0.69	16.28	4.43	11,096,901	0.20	(0.20)	55
12/31/2006	14.91	(0.03)	0.71	0.68	15.59	4.56	10,204,912	0.20	(0.20)	86
12/31/2005	14.68	(0.03)	0.26	0.23	14.91	1.57	11,574,072	0.20	(0.20)	46
12/31/2004	14.14	(0.03)	0.57	0.54	14.68	3.82	10,191,299	0.20	(0.20)	50
Intermediate Horizon
12/31/2008	18.16	(0.03)	(4.67)	(4.70)	13.46	(25.88)	21,989,907	0.20	(0.20)	111
12/31/2007	17.44	(0.04)	0.76	0.72	18.16	4.13	32,583,363	0.20	(0.20)	18
12/31/2006	16.11	(0.03)	1.36	1.33	17.44	8.26	29,956,207	0.20	(0.20)	55
12/31/2005	15.50	(0.03)	0.64	0.61	16.11	3.94	29,281,323	0.20	(0.20)	29
12/31/2004	14.52	(0.03)	1.01	0.98	15.50	6.75	28,720,023	0.20	(0.20)	28
Intermediate/Long Horizon
12/31/2008	19.30	(0.03)	(6.38)	(6.41)	12.89	(33.21)	33,452,764	0.20	(0.20)	105
12/31/2007	18.56	(0.04)	0.78	0.74	19.30	3.99	52,703,674	0.20	(0.20)	21
12/31/2006	16.87	(0.03)	1.72	1.69	18.56	10.02	47,293,477	0.20	(0.20)	63
12/31/2005	16.06	(0.03)	0.84	0.81	16.87	5.04	45,441,180	0.20	(0.20)	25
12/31/2004	14.83	(0.03)	1.26	1.23	16.06	8.29	40,122,473	0.20	(0.20)	34

(a)	Calculated based upon average units outstanding.

13

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Investments in Affiliates

The market value of investments in affiliates (as defined in the 1940 Act, “Affiliated Companies” are those in which the Separate Account is under common control with an affiliated entity) at December 31, 2008 totaled $9,451,808, $21,993,767 and $33,458,530 for Short Horizon, Intermediate Horizon, and Intermediate/Long Horizon, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

	Beginning	Units	Units	Ending	Purchase	Sale	Gain/(Loss)
	Units	Purchased	Sold	Units	Cost	Cost	on Sales

Short Horizon
Investments:
Transamerica Partners Variable Funds — Core Bond	177,681	33,343	76,760	134,264	$1,130,430	$2,256,493	$295,183
Transamerica Partners Variable Funds — High Quality Bond	184,617	26,593	112,934	98,276	417,768	1,635,445	129,608
Transamerica Partners Variable Funds — High Yield Bond	50,602	43,239	22,388	71,453	710,752	258,056	115,140
Transamerica Partners Variable Funds — Inflation-Protected Securities	—	78,260	14,562	63,698	1,775,362	330,129	(14,102)
Transamerica Partners Variable Funds — International Equity	5,475	11,641	3,284	13,832	240,142	43,946	21,077
Transamerica Partners Variable Funds — Large Core	5,230	—	5,230	—	—	118,819	21,442
Transamerica Partners Variable Funds — Large Growth	6,211	4,305	2,270	8,246	179,382	89,424	8,568
Transamerica Partners Variable Funds — Large Value	5,540	5,429	2,144	8,825	232,025	75,847	21,449
Transamerica Partners Variable Funds — Money Market	11,108	408,777	408,104	11,781	8,560,143	8,542,460	3,685
Transamerica Partners Variable Funds — Small Core	2,303	8,684	2,370	8,617	258,219	77,233	(9,177)

					$13,504,223	$13,427,852	$592,873

14

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Investments in Affiliates (continued)

	Beginning	Units	Units	Ending	Purchase	Sale	Gain/(Loss)
	Units	Purchased	Sold	Units	Cost	Cost	on Sales

Intermediate Horizon
Investments:
Transamerica Partners Variable Funds — Core Bond	282,973	30,644	155,395	158,222	$1,016,527	$4,343,214	$786,272
Transamerica Partners Variable Funds — High Quality Bond	302,883	28,095	220,646	110,332	437,369	3,187,244	262,838
Transamerica Partners Variable Funds — High Yield Bond	80,265	47,429	25,030	102,664	798,381	296,477	134,183
Transamerica Partners Variable Funds — Inflation-Protected Securities	—	150,834	50,966	99,868	3,402,070	1,155,456	(34,213)
Transamerica Partners Variable Funds — International Equity	90,574	114,123	19,742	184,955	2,569,650	343,688	132,884
Transamerica Partners Variable Funds — Large Core	75,767	—	75,767	—	—	1,750,228	281,894
Transamerica Partners Variable Funds — Large Growth	93,746	19,304	21,208	91,842	833,078	839,234	235,377
Transamerica Partners Variable Funds — Large Value	77,720	32,810	16,130	94,400	1,455,454	640,730	246,140
Transamerica Partners Variable Funds — Money Market	38,020	878,040	901,979	14,081	18,371,934	18,863,465	10,601
Transamerica Partners Variable Funds — Small Core	31,254	77,737	13,112	95,879	2,470,541	258,175	158,351

					$31,355,004	$31,677,911	$2,214,327

Intermediate/Long Horizon
Investments:
Transamerica Partners Variable Funds — Core Bond	269,499	49,564	171,594	147,469	$1,632,885	$5,091,207	$563,566
Transamerica Partners Variable Funds — High Quality Bond	286,827	13,726	258,946	41,607	213,149	3,829,335	230,040
Transamerica Partners Variable Funds — High Yield Bond	77,676	66,567	40,556	103,687	1,104,148	472,568	205,682
Transamerica Partners Variable Funds — Inflation-Protected Securities	—	175,491	73,498	101,993	3,944,712	1,666,281	(51,271)
Transamerica Partners Variable Funds — International Equity	205,200	254,536	37,158	422,578	5,782,006	761,135	197,958
Transamerica Partners Variable Funds — Large Core	170,874	—	170,874	—	—	4,215,250	367,732
Transamerica Partners Variable Funds — Large Growth	212,707	40,911	61,529	192,089	1,887,395	2,672,660	555,483
Transamerica Partners Variable Funds — Large Value	175,601	39,303	24,849	190,055	1,620,671	989,451	427,640
Transamerica Partners Variable Funds — Money Market	57,952	1,212,632	1,247,559	23,025	25,364,829	26,081,816	14,855
Transamerica Partners Variable Funds — Small Core	74,212	150,227	23,270	201,169	4,872,329	460,872	325,278

					$46,422,124	$46,240,575	$2,836,963

15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Contractholders of Transamerica Asset
Allocation Variable Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Short Horizon Subaccount, Intermediate Horizon Subaccount and Intermediate/Long Horizon Subaccount; (constituting the Transamerica Asset Allocation Variable Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 26, 2009

16

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT
(Unaudited)

MANAGING BOARD MEMBERS AND OFFICERS

The Separate Account is governed by a Managing Board. Subject to the supervision of the Managing Board, the assets of each Subaccount are managed by the Advisor. The Managing Board is responsible for managing the business and affairs of the Separate Account and oversees the operation of the Separate Account by its officers. It also reviews the management of the Separate Account’s assets by the investment advisor. The Separate Account’s portfolios are among the funds advised and sponsored by Transamerica Asset Management, Inc. (“TAM”) (collectively, the “Transamerica Asset Management Group”). The Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Investors, Inc. (“TII”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 176 portfolios.

Additional information about the Managing Board Members may be found in the Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801. The respective Managing Board Members (also referred to as Board Members) and officers of each Subaccount and their principal occupation during the past five years are set forth below. Their titles may have varied during that period. The mailing address of each Board Member is c/o Secretary of the Funds, 570 Carillon Parkway, St. Petersburg, Florida 33716.

		Term of		Number of
		Office and		Funds in
	Position(s)	Length of	Principal Occupation(s) During	Complex Overseen
Name	Held	Time Served*	Past 5 Years	by Board Members	Other Directorships

INTERESTED BOARD MEMBER**
John K. Carter (DOB: 1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2007	Chairman and Board Member (2008 — present), President (2007 — present), Chief Executive Officer (2006 — present), Vice President, Secretary and Chief Compliance Officer (2003 — 2006), TII; Chairman, Board Member, President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (2007 — present); Chairman (2007 — present), Board Member (2006 — present), President and Chief Executive Officer (2006 — present), Senior Vice President (1999 — 2006), Chief Compliance Officer, General Counsel and Secretary (1999 — 2006), Transamerica Funds and TST; Chairman (2007 — present), Board Member (2006 — present), President and Chief Executive Officer (2006 — present), Senior Vice President (2002 — 2006), General Counsel, Secretary and Chief Compliance Officer (2002 — 2006), TIS; President and Chief Executive Officer (2006 — present),	176	N/A

17

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT (Continued)
(Unaudited)

		Term of		Number of
		Office and		Funds in
	Position(s)	Length of	Principal Occupation(s) During	Complex Overseen
Name	Held	Time Served*	Past 5 Years	by Board Members	Other Directorships

			Senior Vice President (1999 — 2006), Director (2000 — present), General Counsel and Secretary (2000 — 2006), Chief Compliance Officer (2004 — 2006), TAM; President and Chief Executive
			Officer (2006 — present), Senior Vice President (1999 — 2006), Director (2001 — present), General Counsel and Secretary (2001 — 2006), Transamerica Fund Services, Inc. (“TFS”); Vice President, AFSG Securities Corporation (2001 — present); Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIF”) (2002 — 2004); Director (2008 — present); and Vice President,Transamerica Investment Services, Inc.(“TISI”) (2003 — 2005) and Transamerica Investment Management, LLC(“TIM”) (2001 — 2005).

INDEPENDENT BOARD MEMBERS***
Sandra N. Bane (DOB: 1952)	Board Member	Since 2008	Retired, KPMG (1999 — present); and Board Member, TII (2003 — present), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 — present).	176	Big 5 Sporting Goods (2002 — present); AGL Resources, Inc. (energy services holding company) (2008 — present)
Leo J. Hill (DOB: 1956)	Lead Independent Board Member	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006 — present); Board Member, TST (2001 — present); Board Member, Transamerica Funds and TIS (2002 — present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 — present); TII (2008 — present); Owner and President, Prestige Automotive Group (2001 — 2005); President, L. J. Hill & Company (1999 — present); Market President, Nations Bank of Sun Coast Florida (1998 — 1999); President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 — 1998);Executive Vice President and Senior Credit Officer,	176	N/A

18

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT (Continued)
(Unaudited)

		Term of		Number of
		Office and		Funds in
	Position(s)	Length of	Principal Occupation(s) During	Complex Overseen
Name	Held	Time Served*	Past 5 Years	by Board Members	Other Directorships

			Barnett Banks of Jacksonville, Florida (1991 — 1994); and Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 — 1991).
Neal M. Jewell (DOB: 1935)	Board Member	Since 1993	Retired (2004 — present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 — present); Board Member, Transamerica Funds, TST and TIS (2007 — present); Board Member, TII (2008 — present); and Independent Trustee, EAI Select Managers Equity Fund (a mutual fund) (1996 — 2004).	176	N/A
Russell A. Kimball, Jr. (DOB: 1944)	Board Member	Since 2007	General Manager, Sheraton Sand Key Resort (1975 — present); Board Member, TST (1986 — present); Board Member, Transamerica Funds and TIS (2002 — present); TPP, TPFG, TPFG II and TAAVF (2007 — present); and Board Member, TII (2008 — present).	176	N/A
Eugene M. Mannella (DOB: 1954)	Board Member	Since 1994	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 — present); Self-employed consultant (2006 — present); President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 — 2008); Board Member, TPP, TPFG, TPFG II and TAAVF (1994 — present); Board Member, Transamerica Funds, TST and TIS (2007 — present); Board Member, TII (2008 — present); and President, International Fund Services (alternative asset administration) (1993 — 2005).	176	N/A

19

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT (Continued)
(Unaudited)

		Term of		Number of
		Office and		Funds in
	Position(s)	Length of	Principal Occupation(s) During	Complex Overseen
Name	Held	Time Served*	Past 5 Years	by Board Members	Other Directorships

Norman R. Nielsen (DOB: 1939)	Board Member	Since 2007	Retired (2005 — present); Director, Iowa Student Loan Service Corporation (2006 — present); Board Member, Transamerica Funds, TST and TIS (2006 — present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 — present); Board Member, TII (2008 — present); Director, League for Innovation in the Community Colleges (1985 — 2005); Director, Iowa Health Systems (1994 — 2003); Director, U.S. Bank (1987 — 2006); and President, Kirkwood Community College (1985 — 2005).	176	Buena Vista University Board of Trustees (2004 — present)

Joyce G. Norden (DOB: 1939)	Board Member	Since 1993	Retired (2004 — present); Board Member, TPFG, TPFG II and TAAVF (1993 — present); Board Member, TPP (2002 — present); Board Member, Transamerica Funds, TST and TIS (2007 — present); Board Member, TII (2008 — present); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 — 2004).	176	Board of Governors, Reconstructionist Rabbinical College (2007 — present)

Patricia L. Sawyer (DOB: 1950)	Board Member	Since 1993	Retired (2007 — present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 — 2007); Board Member, Transamerica Funds, TST and TIS (2007 — present); Board Member, TII (2008 — present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 — present); Vice President, American Express (1987 — 1989); Vice President, The Equitable (1986 — 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 — 1986).	176	N/A

20

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT (Continued)
(Unaudited)

		Term of		Number of
		Office and		Funds in
	Position(s)	Length of	Principal Occupation(s) During	Complex Overseen
Name	Held	Time Served*	Past 5 Years	by Board Members	Other Directorships

John W. Waechter (DOB: 1952)	Board Member	Since 2007	Attorney, Englander & Fischer, P.A. (2008 — present); Retired (2004 — 2008); Board Member, TST and TIS (2004 — present); Board Member, Transamerica Funds (2005 — present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 — present); Board Member, TII (2008 — present); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 — 2004); and Treasurer, The Hough Group of Funds (1993 — 2004).	176	N/A

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the by-laws.

**	May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his employment with TAM or an affiliate of TAM.

***	Independent Board Member means a Board Member who is not an “interested person” (as that term is defined under the 1940 Act) of the Trust.

OFFICERS

Term of
Office and
	Position(s)	Length of	Principal Occupation(s) or
Name	Held	Time Served*	Employment During Past 5 Years

John K. Carter (DOB: 1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2007	See the table above.
Dennis P. Gallagher (DOB: 1970)	Vice President, General Counsel and Secretary	Since 2007	Vice President, General Counsel and Secretary, TII, Transamerica Funds, TST and TIS (2006 — present); Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007 — present); Director, Senior Vice President, General Counsel and Secretary, TAM and TFS (2006 — present); Assistant Vice President, Transamerica Capital, Inc. (2007 -- present); and Director, Deutsche Asset Management (1998 — 2006).

21

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT (Continued)
(Unaudited)

Term of
Office and
	Position(s)	Length of	Principal Occupation(s) or
Name	Held	Time Served*	Employment During Past 5 Years

Joseph P. Carusone (DOB: 1965)	Vice President, Treasurer and Principal Financial Officer	Since 2001	Vice President, Treasurer and Principal Financial Officer, Transamerica Funds, TST, TIS and TII (2007 — present); Vice President (2007 — present), Treasurer and Principal Financial Officer (2001 — present), TPP, TPFG, TPFG II and TAAVF; Senior Vice President, TAM and TFS (2007 — present); Senior Vice President (2008 — present), Vice President (2001 — 2008); Diversified Investment Advisors, Inc. (“DIA”); Director and President, Diversified Investors Securities Corp. (“DISC”) (2007 — present); Director, Transamerica Financial Life Insurance Company (“TFLIC”) (2004 — present); and Treasurer, Diversified Actuarial Services, Inc. (December 2002 — present).

Christopher A. Staples (DOB: 1970)	Vice President and Chief Investment Officer	Since 2007	Vice President and Chief Investment Officer (2007 — present); Vice President — Investment Administration (2005 — 2007), TII; Vice President and Chief Investment Officer (2007 — present), Senior Vice President — Investment Management (2006 — 2007), Vice President — Investment Management (2005 — 2006), Transamerica Funds, TST and TIS; Vice President and Chief Investment Officer, TPP, TPFG, TPFG II and TAAVF (2007 — present); Director (2005 — present), Senior Vice President — Investment Management (2006 — present) and Chief Investment Officer (2007 — present), TAM; Director, TFS (2005 — present); and Assistant Vice President, Raymond James & Associates (1999 — 2004).

Rick B. Resnik (DOB: 1967)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 1998	Chief Compliance Officer, TPP, TPFG, TPFG II and TAAVF (1998 — present); Chief Compliance Officer, Transamerica Funds, TST, TIS and TII (2008 — present); Vice President and Conflicts of Interest Officer, TPP, TPFG, TPFG II, TAAVF, Transamerica Funds, TST, TIS and TII (2008 — present); Senior Vice President and Chief Compliance Officer, TAM (2008 — present); Senior Vice President, TFS (2008 — present); Director (2000 — present), Vice President and Chief Compliance Officer (1997 — present), DISC; and Assistant Vice President, TFLIC (1999 — present).

Robert A. DeVault Jr. (DOB: 1965)	Assistant Treasurer	Since 2009	Assistant Treasurer, Transamerica Funds, TST, TII, TIS, TPP, TPFG, TPFG II and TAAVF (January 2009 — Present); and Assistant Vice President, (2007 — Present), Manager, Fund Administration (2002 — 2007), TFS.

22

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
MANAGEMENT OF THE SEPARATE ACCOUNT (Continued)
(Unaudited)

Term of
Office and
	Position(s)	Length of	Principal Occupation(s) or
Name	Held	Time Served*	Employment During Past 5 Years

Suzanne Valerio- Montemurro (DOB: 1964)	Assistant Treasurer	Since 2007	Assistant Treasurer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (2007 — present); and Vice President, DIA (1998 — present).

Sarah L. Bertrand (DOB: 1967)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009 — present); Assistant Vice President and Manager, Legal Administration, TAM and TFS (2007 — present); Assistant Secretary and Chief Compliance Officer, 4086 Series Trust and 4086 Strategic Income Fund (2000 — 2007); and Second Vice President and Assistant Secretary, Legal and Compliance, 4086 Capital Management, Inc. (1994 — 2007).

Timothy J. Bresnahan (DOB: 1968)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009 — present); Counsel, TAM (2008 — present); Counsel (contract), Massachusetts Financial Services, Inc. (2007); Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005 — 2007); and Associate, Greenberg Traurig, P.A. (2004 — 2005).

Richard E. Shield, Jr. (DOB: 1974)	Tax Officer	Since 2008	Tax Officer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (2008 — present); Tax Manager, Jeffrey P. McClanathan, CPA (2006 — 2007) and Gregory, Sharer & Stuart (2005 — 2006); Tax Senior, Kirkland, Russ, Murphy & Tapp, P.A. (2003 — 2005); and Certified Public Accountant, Schultz, Chaipel & Co., LLP (1998 — 2003).

* Elected and serves at the pleasure of the Managing Board of the Separate Account.

If an officer has held offices for different Funds for different periods of time, the earliest applicable date is shown.

23

Transamerica Partners Portfolios

I

(This page intentionally left blank)

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW

December 31, 2008
(Unaudited)

Please note that any performance figures discussed on the following pages represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.transamericafunds.com for performance information current to the most recent month-end. The return provided for a particular issuer held by a Portfolio represents the return from the security for the actual period held by the Portfolio, which may be shorter than the twelve-month reporting period.

The market overview and strategy review provided by individual sub-advisors in portfolios having multiple sub-advisors, apply only to the portion of the portfolio to which they have subadvisory responsibility.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners High Quality Bond Portfolio

Sub-advisor:
Merganser Capital Management, LP

Market Overview:

The year ended 2008 will be remembered as one of the most difficult in the history of the U.S. bond market. The problems in the housing and sub-prime mortgage markets quickly spread throughout the economy, causing not only a full blown credit crisis but a crisis in investor confidence resulting in a sharp reduction in credit availability and a rapid deceleration in economic growth. In response to rapidly weakening economic conditions, the Federal Reserve Board moved aggressively by reducing the Federal Funds target rate by 400 basis points to 0%-0.25%.

The entire financial sector came under more serious stress in early September, as the government placed Fannie Mae and Freddie Mac into conservatorship, Lehman Brothers filed for bankruptcy protection and Merrill Lynch was forced by market uncertainty to sell itself to Bank of America.

As the credit crisis unfolded, liquidity in the capital markets all but disappeared as investor confidence plummeted. The heightened fears surrounding banks and finance companies drove the corporate sector to record wide spread levels. In response to the crisis in the capital markets, Treasury Secretary, Hank Paulson, brought the full resources of the U.S. Treasury Department to the fore with multiple programs including the $750 billion Troubled Asset Relief Program, designed to restore confidence in the U.S. financial system and to get credit flowing again.

Performance:

For the year ended December 31, 2008, the Transamerica Partners High Quality Bond Portfolio returned 0.55%. By comparison, its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index (the “Index”), returned 4.69%. This Index became effective May 1, 2008. This Index comes closest to matching the investment objective of Transamerica High Quality Bond Portfolio. Prior to May 1, 2008, the Portfolio’s benchmark was the Merrill Lynch 1-3 year Treasury Index, which returned 6.61% for the year ended December 31, 2008.

Strategy Review:

We utilize a bottom up sector and security selection process that emphasizes high quality spread product sectors which include U.S. Treasuries and Agencies, Asset Backed Securities, Domestic Corporates, U.S. dollar denominated Yankee Notes, Commercial Mortgage Backed Securities, Agency Pass-throughs and Collateralized Mortgage Obligations and Non-Agency Residential Mortgage Backed Securities and maintain a duration neutral strategy versus the index.

Sector selection was the leading detractor of performance during the year as almost all spread sectors underperformed Treasuries, with the Portfolio’s over-weights in corporate financials, asset-backed, commercial mortgage-backed and non-agency residential mortgage-backed sectors contributing significantly to the underperformance versus the index.

The underweight in the U.S. Treasury and Agency sectors of the Portfolio versus the index also contributed to the underperformance as these were the two top performing sectors in the index for 2008. Steady withdrawals from the Portfolio throughout the year necessitated the sale of many of the Portfolio’s Treasury and Agency holdings which adversely affected the performance.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Individual security selection contributed favorably to the performance during the year. In the corporate sector, GE Capital, Merrill Lynch, and Credit Suisse saw spreads tighten from record wides reached during the year. Several Government National Mortgage Association project loan deals had a positive contribution due to strong demand for government guaranteed paper. The liquidation of the Lehman Brothers holdings in late August and early September (prior to the bankruptcy filing) was a net positive for the Portfolio’s relative performance as the market value declined precipitously at the announcement of the bankruptcy filing.

The duration overweight at the wings (inside of one year and longer than three years) detracted from the Portfolio performance during the year.

Douglas A. Kelly, Chief Investment Officer
Peter S. Kaplan, Vice President
Merganser Capital Management, LP

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Inflation-Protected Securities Portfolio

Sub-advisor:
BlackRock Financial Management, Inc.

Market Overview:

The US economy and fixed income market found 2008 to be one of the most difficult years in decades. It can be best characterized by the persistent deterioration of the country’s economic fundamentals and severe technical disturbances that led to countless unprecedented, historical events. A toxic investment environment fueled a massive flight-to-quality, leading to the lowest Treasury yields in more than fifty years. The yield on the 10-year Treasury hit 2.06% on December 30. Within the Barclays Capital Indices, the Treasury sector returned 13.74% for the year. Spread sectors underperformed dramatically, led by commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”), which were down 20.52% and 12.72%, respectively. Investment-grade corporates were also down 4.94% on the year. While posting positive returns for the year, agencies and mortgages also underperformed Treasuries and were up 9.08% and 8.34%, respectively. By year-end, however, tentative signs appeared that aggressive and creative actions taken by the Federal Reserve (“Fed”) and the U.S. Treasury were working to stabilize the financial markets.

The housing market is at the core of the crisis, with its collapse the cause and recovery believed to be the cure of the ongoing turmoil. While home affordability has improved with the drop in price levels and mortgage rates, steadily rising unemployment is reducing the number of potential buyers. The unemployment rate reached a 15-year high of 7.2% in December, and is expected to continue to rise through the new year.

A large driver behind the increased joblessness is the wave of bankruptcies and layoffs started by Bear Stearns in March. In rapid succession, we witnessed the US government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the US government takeover of AIG, the reorganization of Goldman Sachs and Morgan Stanley, the collapse of Washington Mutual, and the forced takeover of Wachovia by Wells Fargo. US automakers teetered on the brink of insolvency but would become parties to the bailout programs created to salvage American industry.

The Fed and US Treasury created an “alphabet soup” of initiatives, including the Term Auction Facility (TAF), Temporary Liquidity Guarantee Program (TLGP), Commercial Paper Funding Facility (CPFF), Term Asset-Backed Securities Loan Facility (TALF), and most notably the Troubled Asset Relief Program (TARP) to help steady the economy. The most aggressive action from the Fed came in the form of monetary easing, lowering the Fed Funds target rate 400 basis points (“bps”) over the course of the year. At the Federal Open Market Committee December 16th meeting, it established a 0-0.25% target range for the Federal Funds rate. This is despite automobile sales, oil prices, and valuations on inflation-linked securities pointing toward a collapse in consumption and an emerging threat of deflation; a dramatic shift from the upward momentum in consumer and producer prices earlier in the year that took oil over $145 a barrel and caused concerns of stagflation. The Fed also implemented the open market purchase of agency debt and mortgage-backed securities.

We believe that December brought some indication that the worst of the crisis may be behind us. By year-end, money markets had recovered substantially from the unprecedented flight-to-quality that had caused huge money fund outflows and malfunctioning inter-bank markets. Improvement in the bond markets was more tentative, but the out-performance of spread sectors during December offered hope of relief from the relentless pressure of de-leveraging.

The Treasury Inflation-Protected Securities (“TIPS”) market sold off dramatically during the later portion of 2008, driven by both technical and fundamental factors. The market suffered dramatic de-leveraging from hedge

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

funds and commodities funds. As oil and other commodities fell from their peaks, inflation portfolios used in commodity portable alpha programs were forced to sell. From a fundamental perspective, the global slowdown, US recession and fall in commodities led to deflationary fears, which also weighed on the TIPS market.

Performance:

For the year ended December 31, 2008, the Transamerica Partners Inflation-Protected Securities Portfolio returned (2.14%). By comparison, its benchmark, the Barclays Capital US TIPS Index (formerly, Lehman Brothers US TIPS Index), returned (2.35%).

Strategy Review:

BlackRock applies a controlled duration, relative value sector rotation, and security selection style to the management of our fixed income mandates. The distinguishing feature of BlackRock’s investment management style has been the ability to generate alpha within a risk-controlled framework. Real-time analysis of a vast array of risk measures allows assessment of the potential impact of various sector and security strategies on total return. As a result, we believe consistent value is added and performance volatility is controlled.

BlackRock’s disciplined investment process seeks to add value through:

•	relative value sector/sub-sector rotation and security selection,

•	rigorous quantitative security and portfolio valuations,

•	intense fundamental credit analysis,

•	portfolio duration controlled within a narrow band around a benchmark, and

•	the judgment of experienced portfolio managers

We believe the basis of successful investment performance is research and analysis of sectors and securities, not interest rate speculation. We believe that market-timing strategies are highly volatile and produce potentially inconsistent results. Our philosophy has not changed since the inception of the firm.

During 2008, the Portfolio had a TIPS curve flattening bias and has been underweight breakevens. We were biased towards on-the-run issues, and underweight off-the-runs. To add yield, we have held opportunistic allocations to spread sectors, including MBS, CMBS, ABS, and both nominal and inflation-linked corporate bonds. De-leveraging and technical factors have led to opportunity in these sectors as Treasuries have become increasingly expensive. The level of deflation that was priced in TIPS towards the end of the year made the securities costly to hold and increased the attractiveness of these alternatives. The small allocation to CMBS is in seasoned AAA paper and high subordination super-senior AAA bonds, which are well-protected from any deterioration in credit. We continue to monitor deal quality and swap into better names on opportunity. The corporates are primarily financials, though we are selective in this space and are avoiding regional names. The ABS holdings are short-dated paper from top-tier prime issuers.

Performance was predominately driven by the Portfolio’s TIPS curve flattener, overweight to on-the-run issues and underweight to off-the-runs. The Portfolio’s non-TIPS allocation had a negative impact on performance. The long Europe versus US trade had a slight negative impact. We closed out of this trade during the fourth quarter.

Stuart Spodek, Managing Director/Portfolio Manager
Brian Weinstein, Portfolio Manager
BlackRock Financial Management, Inc.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Core Bond Portfolio

Sub-advisor:
BlackRock Financial Management, Inc.

Market Overview:

The US economy and fixed income market found 2008 to be one of the most difficult years in decades. It can be best characterized by the persistent deterioration of the country’s economic fundamentals and severe technical disturbances that led to countless unprecedented, historical events. A toxic investment environment fueled a massive flight-to-quality, leading to the lowest Treasury yields in more than fifty years. The yield on the 10-year Treasury hit 2.06% on December 30. Within the Barclays Capital Indices, the Treasury sector returned 13.74% for the year. Spread sectors underperformed dramatically, led by commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”), which were down 20.52% and 12.72%, respectively. Investment-grade corporates were also down 4.94% on the year. While posting positive returns for the year, agencies and mortgages also underperformed Treasuries and were up 9.08% and 8.34%, respectively. By year-end, however, tentative signs appeared that aggressive and creative actions taken by the Federal Reserve (“Fed”) and the U.S. Treasury were working to stabilize the financial markets.

The housing market is at the core of the crisis, with its collapse the cause and recovery believed to be the cure of the ongoing turmoil. While home affordability has improved with the drop in price levels and mortgage rates, steadily rising unemployment is reducing the number of potential buyers. The unemployment rate reached a 15-year high of 7.2% in December, and is expected to continue to rise through the new year.

A large driver behind the increased joblessness is the wave of bankruptcies and layoffs started by Bear Stearns in March. In rapid succession, we witnessed the US government takeover of Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, the sale of Merrill Lynch to Bank of America, the US government takeover of AIG, the reorganization of Goldman Sachs and Morgan Stanley, the collapse of Washington Mutual, and the forced takeover of Wachovia by Wells Fargo. US automakers teetered on the brink of insolvency but would become parties to the bailout programs created to salvage American industry.

The Fed and US Treasury created an “alphabet soup” of initiatives, including the Term Auction Facility (TAF), Temporary Liquidity Guarantee Program (TLGP), Commercial Paper Funding Facility (CPFF), Term Asset-Backed Securities Loan Facility (TALF), and most notably the Troubled Asset Relief Program (TARP) to help steady the economy. The most aggressive action from the Fed came in the form of monetary easing, lowering the Fed Funds target rate 400 basis points (“bps”) over the course of the year. At the Federal Open Market Committee December 16th meeting, it established a 0-0.25% target range for the Federal Funds rate. This is despite automobile sales, oil prices, and valuations on inflation-linked securities pointing toward a collapse in consumption and an emerging threat of deflation; a dramatic shift from the upward momentum in consumer and producer prices earlier in the year that took oil over $145 a barrel and caused concerns of stagflation. The Fed also implemented the open market purchase of agency debt and mortgage-backed securities.

We believe that December brought some indication that the worst of the crisis may be behind us. By year-end, money markets had recovered substantially from the unprecedented flight-to-quality that had caused huge money fund outflows and malfunctioning inter-bank markets. Improvement in the bond markets was more tentative, but the out-performance of spread sectors during December offered hope of relief from the relentless pressure of de-leveraging.

Performance:

For the year ended December 31, 2008, Transamerica Partners Core Bond Portfolio returned (1.83%). By comparison, its benchmark, Barclays Capital US Aggregate Bond Index (formerly, Lehman Brothers Aggregate Bond Index), returned 5.24%.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Strategy Review:

BlackRock applies a controlled duration, relative value sector rotation, and security selection style to the management of our fixed income mandates. The distinguishing feature of BlackRock’s investment management style has been the ability to generate alpha within a risk-controlled framework. Real-time analysis of a vast array of risk measures allows assessment of the potential impact of various sector and security strategies on total return. As a result, we believe consistent value is added and performance volatility is controlled.

BlackRock’s disciplined investment process seeks to add value through:

•	relative value sector/sub-sector rotation and security selection,

•	rigorous quantitative security and portfolio valuations,

•	intense fundamental credit analysis,

•	portfolio duration controlled within a narrow band around a benchmark, and

•	the judgment of experienced portfolio managers.

We believe the basis of successful investment performance is research and analysis of sectors and securities, not interest rate speculation. We believe that market-timing strategies are highly volatile and produce potentially inconsistent results. Our philosophy has not changed since the inception of the firm.

Over the year, the Portfolio was underweight Treasuries, which we view as expensive, and see better relative value in other high quality spread product. Our allocation to Agency debt increased given the attractive spread pickup to Treasuries and strong government support. We have maintained our over-weights to residential and commercial mortgage-backed securities (“MBS”). In Agency pass-through MBS, we are biased toward lower coupon paper, as the Fed absorbs the majority of supply in these relatively small coupons. We continue to hold non-agency MBS positions, primarily prime hybrid adjustable rate mortgages (“ARMs”), and prime 15- and 30-year conforming balance whole loan collateralized mortgage obligations (“CMOs”). We also have a small allocation to option ARM securities with approximately 45-50% credit enhancement. The CMBS allocation is focused in seasoned AAA paper and high subordination super-senior AAA bonds, which are well-protected from any deterioration in credit. We continue to monitor deal quality and swap into better names on opportunity. We have maintained a small underweight to corporate bonds, but are overweight financials at current levels. We are selective in this space and are avoiding regional names, but opportunistically adding exposure through attractively valued new issues. The Portfolio is overweight ABS, and maintains an up-in-quality bias. We continue to focus on short-dated credit card and auto paper from top-tier prime issuers. The Portfolio has had limited exposure to the non-U.S. investment grade sectors over the year, with a high yield allocation ranging between 1-2%. We have also maintained non-US dollar exposure through Euro, UK, Japanese, and Mexican bonds and futures.

Over 2008, the best strategy would have been to hold 100% Treasuries, as all spread sectors underperformed. The major detractors from performance were our over-weights to CMBS and ABS, and non-Agency mortgage allocations. The Porfolio’s exposure to Lehman Brothers’ corporate debt was the only notable issuer with a markedly negative impact on performance. As to be expected in any instance of bankruptcy, the name sold off dramatically in September.

Scott Amero, Managing Director, Global Chief Investment Officer — Fixed Income
Matthew Marra, Managing Director
Andrew Phillips, Managing Director
BlackRock Financial Management, Inc.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Total Return Bond Portfolio

Sub-advisors:
Western Asset Management Company
Western Asset Management Company, Ltd.

Market Overview:

The Federal Reserve (“Fed”) intensified its campaign against downside risks to growth in response to the deepening financial crisis. The spread between Treasuries and LIBOR surged beyond previous extreme levels, and without the provision of credit, investors began to question the durability of the underlying economy. The Federal Funds rate was reduced a cumulative 425 basis points (“bps”) (525 bps for the cycle) to near 0% by year end; this essentially moved the Fed beyond its traditional form of stimulus. A number of new lending facilities, designed to meet the liquidity demands of financial intermediaries across the full banking spectrum, were implemented. The Fed and the Treasury recently announced plans to channel up to $600 billion directly to the mortgage market, and up to $200 billion directly to consumer and small business finance, including credit card, auto and student loans. Details emerged that much of this funding would result in a major increase in the money supply. Yields on 30-year fixed-rate conventional mortgages declined roughly 1% as a result, to the lowest level on record. The Treasury allocated the first $250 billion of funds authorized under the Troubled Assets Relief Program (“TARP”) by taking direct equity stakes in the U.S. banking system. Economic data was negative and third-quarter GDP contracted 0.5% on falling consumption expenditures. Consumer confidence fell as labor market conditions deteriorated and equity prices plunged. The unemployment rate increased 1.7% to 6.7% (as of early December), though the U.S. dollar gained close to 6% against a trade-weighted basket of currencies. The dollar’s negative correlation with oil held strong as the price per barrel fell 54% after temporarily spiking in the summer. All in all, the year was the worst year for risk-taking in a quarter century. Spreads widened over 350 bps on investment-grade issues and more than 1,100 bps on high-yield issues. Mortgage-backed securities performed better, though even these government-backed securities underperformed Treasuries by 2.32% over the period. The S&P 500 Index lost 37% as volatility soared, marking 2008 as the worst year for equities since 1931.

Performance:

For the year ended December 31, 2008, Transamerica Partners Total Return Bond Portfolio returned (8.43%). By comparison, its benchmark, Barclays Capital US Aggregate Bond Index (formerly, Lehman Brothers Aggregate Bond Index), returned 5.24%.

Strategy Review:

Our strategies produced significantly negative results. A large overweight exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to rising defaults, uncertainty in that marketplace and a lack of liquidity. An emphasis on lower-quality credits and select financial issues was also a large negative as spreads soared in the wake of the sub-prime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads widened to new all-time highs in mid-March before partially recovering in April and May. These gains were given back later in the period, however, on deteriorating investor sentiment and poor earnings. The high-yield sector performed poorly on news of more ratings downgrades, rising defaults, and a volatile and declining stock market. A modest exposure to international bonds in other advanced economies had a negative impact as the flight-to-safety outside the U.S. was minimal relative to U.S. Treasury markets. A modest exposure to Treasury Inflation-Protected Securities had a negative impact as oil plunged to approximately $40/barrel and inflation

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

fears switched to deflation fears. On a positive note, a tactically-driven duration posture contributed modestly to returns as bond yields rallied over the year.

S. Kenneth Leech, Chief Investment Officer
Stephen A. Walsh, Deputy Chief Investment Officer
Carl L. Eichstaedt, Portfolio Manager
Edward A. Moody, Portfolio Manager
Mark Lindbloom, Portfolio Manager
Western Asset Management Company
Western Asset Management Company, Ltd.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners High Yield Bond Portfolio

Sub-advisor:
Eaton Vance Management

Market Overview:

For much of 2008, the high yield market was on pace to report a modest decline. The market had weathered such major events as the collapse of Bear Stearns, the debacles of Fannie and Freddie, along with such other events as the demise of AIG. The bankruptcy of Lehman Brothers was the catalyst that drove all credit markets into a major tailspin. All credit markets came to an abrupt halt as a liquidity crisis of epic proportions developed driving high yield spreads to unprecedented levels. Efforts by the Federal government, while numerous, were erratic and unpredictable. Margin calls, increased financing costs and large redemptions forced hedge funds to implement large selling programs into illiquid markets. The de-leveraging of the financial system along with the complete aversion to risk resulted in the worst year in recorded history for the high yield market. For the full year, the Merrill Lynch High Yield Master II Index (the “Index”) declined 26.39%.

The final two weeks of December saw the high yield market shift dramatically. The Index rose 9.96% in the period from December 15th to December 31st, compared to a decline of 2.26% in the first two weeks of the month. For the month of December, the Index gained 7.47%. Driving the market higher was the government’s decision to assist General Motors followed by the decision to allow General Motors Acceptance Corp. (“GMAC”) to become a bank holding company. GMAC alone contributed approximately 200 basis points to the Index return in December.

Performance:

For the year ended December 31, 2008, Transamerica Partners High Yield Bond Portfolio returned (28.90%). By comparison, its benchmark, the Merrill Lynch High Yield Master II Index, returned (26.39%).

Strategy Review:

While the Transamerica Partners High Yield Bond Portfolio outperformed the Index for the first nine months of 2008, the Portfolio’s fourth quarter return of (21.75%)was below that of the Merrill Lynch High Yield Index, which declined 17.63%. The Portfolio’s return of 4.22% in December was 3.25% less than that of the Index. The Portfolio was underweighted in autos. With a modest exposure to GMAC, performance was negatively affected by 2.1% in the fourth quarter. Security selection in names such as Charter Communications and Hospital Corp. of America had positive affects on the Portfolio for the quarter.

Throughout the year our strategy emphasized an overweight to the shorter maturity segment of the high yield marketplace, while staying senior in the capital structure. We remained focused on those companies generating free cash flow with no need to access the capital markets for the next few years, as we expected and ultimately experienced a declining earnings environment. From an industry perspective, we favored those such as Healthcare that are non-cyclical. This benefited our relative performance throughout most of the year. Sectors which affected the Portfolio returns negatively were Energy, Gaming and Paper. Sectors contributing positively were Healthcare, Broadcasting and Banking. Cash positions also provided positive returns as well.

Linda Carter, CFA
Michael Weilheimer, CFA
Co-Portfolio Managers
Eaton Vance Management

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Balanced Portfolio

Sub-advisors:
Goldman Sachs Asset Management, LP
Western Asset Management Company
Western Asset Management Company, Ltd.

Market Overview:

The S&P 500 Index (the “Index”) returned (37.00%) in the year 2008. All ten sectors in the Index were down for the period, particularly the Financials (–55.35%) and Materials (–45.67%) sectors. The heavily-weighted Financials sector was also the largest detractor (weight times performance) from Index returns.

The Barclays Capital US Aggregate Bond Index (formerly, Lehman Brothers Aggregate Bond Index) returned 5.24% in 2008. The Federal Reserve intensified its campaign against downside risks to growth in response to the deepening financial crisis. The spread between Treasuries and LIBOR surged beyond previous extreme levels, and without the provision of credit, investors began to question the durability of the underlying economy. Economic data was negative and third-quarter Gross Domestic Product contracted 0.5% on falling consumption expenditures. Consumer confidence fell as labor market conditions deteriorated and equity prices plunged. The unemployment rate increased 1.7% to 6.7% (as of early December), though the US dollar gained close to 6% against a trade-weighted basket of currencies.

Performance:

For the year ended December 31, 2008, Transamerica Partners Balanced Portfolio returned (26.71%). By comparison, its benchmarks, the S&P 500 Index and Barclays Capital US Aggregate Bond Index (formerly, Lehman Brothers Aggregate Bond Index), returned (37.00%) and 5.24%, respectively. The two benchmarks had a blended return of (22.06%).

Strategy Review:

Goldman Sachs Asset Management, LP (Equity Portion) — Returns to the investment themes were positive overall for the year. Quality contributed most positively to excess returns, followed by Momentum, Management, and Sentiment. Profitability also added value, albeit to a lesser extent. Conversely, Valuation detracted from relative performance for the period.

Among sectors, stock selection was positive overall. Holdings in the Financials, Healthcare and Information Technology sectors outpaced their peers in the Index most. Meanwhile, holdings in the Consumer Staples, Consumer Discretionary and Materials sectors were least successful relative to their peers in the Index for the period.

Western Asset Management Company and Western Asset Management Company, Ltd. (Fixed Income Portion) — Our strategies produced significantly negative results. A large overweight exposure to the mortgage-backed sector detracted from returns as volatility remained high and negative housing news continued to damage market sentiment. We had diversified into a number of non-agency issues that were particularly impacted and further detracted from performance due to rising defaults, uncertainty in that marketplace and a lack of liquidity. An emphasis on lower quality credits and select financial issues was also a large negative as spreads soared in the wake of the sub-prime lending crisis, deteriorating liquidity conditions and slowing economic growth. Spreads widened to new all-time highs in mid-March, before partially recovering in April and May. These gains were given back later in the period, however, on deteriorating investor sentiment and poor

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

earnings. The high-yield sector performed poorly on news of more ratings downgrades, rising defaults and a volatile and declining stock market.

Robert C, Jones, Managing Director
Mark Carhart, PhD, CFA, Managing Director
Andrew Alford, PhD, Managing Director, Senior Portfolio Manager
Melissa Brown, CFA, Managing Director
Goldman Sachs Asset Management, LP

S. Kenneth Leech, Chief Investment Officer
Stephen A. Walsh, Deputy Chief Investment Officer
Carl L. Eichstaedt, Portfolio Manager
Edward A. Moody, Portfolio Manager
Mark Lindbloom, Portfolio Manager
Western Asset Management Company
Western Asset Management Company, Ltd.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Large Value Portfolio

Sub-advisors:
Alliance Bernstein, LP
TCW Investment Management Company

Market Overview:

AllianceBernstein, LP — The US equity market collapsed in 2008 amid continuing disarray in the global credit markets and a deepening US recession. The S&P 500 Index dropped 21.9% in the fourth quarter and 37% for the year, one of the worst downturns on record. The carnage was pervasive, with Financials, Industrial Resources and other cyclical sectors leading the sell-off. Defensive sectors, such as Utilities, Consumer Staples and Healthcare, fell less than the market.

In this climate of widespread panic, the Russell 1000® Value Index and the Russell 1000® Growth Index also fell 36.9% and 38.4%, respectively, for the year. However, value metrics, which value managers like ourselves depend on, did poorly in 2008. Stocks trading at low valuations based on trailing earnings and book value underperformed, in sharp contrast to history.

TCW Investment Management Company — While the excitement of the presidential election and subsequent victory of Barack Obama stirred the country and the world, financial and economic issues set the tone for the market. Financial turmoil led the Federal Reserve Board (“Fed”) to slash the federal-funds rate to a range between 0%-0.25%, from 4.25% at the beginning of the year. The 10-year Treasury note dropped to nearly 2% from 4% at the end of 2007, the lowest level since the Depression era. These interest rate cuts were part of a major stimulus effort by Congress, the Treasury, and the Fed to stem the spiraling financial crisis. The “allowed” Lehman Brothers bankruptcy in mid-September is cited by many as the breaking point of the financial crisis and the economy. Gross Domestic Product dipped into negative territory in the third quarter and went over the cliff in the fourth quarter with the threatened collapse of the U.S. automotive industry and a few stumbles in the enactment and execution of the Treasury’s Troubled Asset Relief Program (TARP). The economic slowdown led to a rising unemployment rate throughout the year that reached 7.2% at the end of December.

Consumers experienced asset value reductions in both real estate and equity holdings and faced tightening credit while trying to pay down debt amidst concerns of future job losses. Retail sales were negatively impacted by a shortened holiday season (by one less weekend) as well as by bad weather swaying already reluctant shoppers to stay home. Only the announcement by the Fed to purchase mortgage backed securities in an effort to lower home financing costs and falling prices at the gas pump helped offset consumers’ economic travails. Crude prices dropped precipitously since their high in July of $147/barrel to approximately $45 at year end.

Performance:

For the year ended December 31, 2008, Transamerica Partners Large Value Portfolio returned (42.94%). By comparison, its benchmark, the Russell 1000® Value Index, returned (36.85%).

Strategy Review:

AllianceBerstein, LP — During the period, the Portfolio underperformed its benchmark, the Russell 1000® Value Index, before fees. Stock selection in the financial sector accounted for most of the performance drag. Global recession fears also undermined many of our consumer-related holdings. Our extensive analysis of financial companies focused primarily on our holdings’ ability to absorb significant economic losses resulting from deteriorating credit-market conditions. We clearly underestimated the severity and abruptness of the

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

downward spiral of mark-to market losses and rating-agency downgrades that ultimately prevented these firms from accessing credit markets or raising equity without heavy dilution. The worst detractor in 2008 was American International Group, which relinquished 80% ownership to the government in exchange for financing. Other big detractors included Fannie Mae and Freddie Mac, which we exited, and Hartford Financial, where we see considerable return potential based on our long-term estimates.

While we are disappointed with recent results, we remain confident that we can ultimately deliver on our portfolios’ return potential. They now trade at some of the most attractive valuations versus their benchmarks in our history and at prices to book value comparable to levels of the early 1990’s banking crisis, which heralded one of our strongest periods of out-performance. We expect these pricing distortions to correct as the crisis runs its course and anxiety eventually subsides, which we believe should enable our portfolios to recover the losses of the past year and to restore the premium performance we and our clients expect.

TCW Investment Management Company — There have been no changes to our investment objective or strategy. However, given the precipitous decline in oil prices, we have found exciting opportunities in the Energy sector by initiating new names Valero, Anadarko Petroleum and Marathon Oil. Although we remain underweighted in Financials, we added Invesco and Lazard to the Portfolio.

The stocks that had the greatest positive impact over 2008 were Travelers Companies, Millennium Pharmaceuticals, Watson Pharmaceuticals and Bristol Myers-Squibb.

The stocks that had the greatest negative impact on performance were Fannie Mae, Tenet Healthcare, Flextronics and MeadWestvaco.

Marilyn G. Fedak, Co-Chief Investment Officer — US Value Equities
John P. Mahedy, Co-Chief Investment Officer — US Value Equities
John D. Phillips, Jr., Senior Portfolio Manager
Christopher Marx, Senior Portfolio Manager
Alliance Bernstein, LP

Diane E. Jaffee, Group Managing Director
TCW Investment Management Company

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Value Portfolio

Sub-advisor:
Hotchkis and Wiley Capital Management, LLC

Market Overview:

Several long-standing records fell in 2008, as an anxious market confronted a financial crisis. The volatility level reached three times its previous high and short Treasury yields turned negative for the first time since the early 1940’s, as investors struggled to navigate through the economic turmoil. The outcome was the worst performance for the S&P 500 Index since 1937. To say this was a challenging year is clearly an understatement, but we believe there is a thick silver lining. Other unprecedented events that occurred during 2008 that we see as positive signals for equities include the government taking extraordinary action by infusing capital into financial companies and cutting the federal funds rate to near zero. Legitimate concerns abound in today’s environment, but investors must balance these risks with long term fundamentals and future cash flows. Eventually investors should understand the attractive valuations of many great companies and focus on ultimate intrinsic worth.

The credit crisis and its consequences dominated financial headlines throughout 2008. As a fundamental value manager, we became interested in a number of financial companies that had fallen deeply out of favor. Our research indicated that several hard-hit banks had sufficient capital on hand to absorb large future loan losses, which appeared to be the market’s primary concern. While this assessment may have indeed been accurate, we underestimated political and behavioral responses that eventually overwhelmed several of these positions. For example, early ad hoc government intervention that was intended to calm markets was astonishingly hostile to equity investors. This accelerated panic and punished stocks with either real or perceived credit risk. The bottom line: a focus on company fundamentals did not aid performance in 2008, as it would in other environments.

Having learned from its previous actions, the government changed course and decided to embrace, rather than punish, common shareholders of banks with the Troubled Assets Relief Program (“TARP”). The most important characteristic from a fundamental investor’s perspective was its sweeping scope. The plan increased the transparency of potential government action, which had been a main obstacle throughout the year. As the environment changed, our investment positions changed accordingly. The Portfolio holdings shifted to banks with dominant regional deposit share and TARP access. This included several banks that were able to purchase competitors at fire-sale prices with government backing. We maintain a meaningful weight in the Financials sector at year-end as the sector’s risk profile has declined considerably, based on our analysis.

We entered the year underweight in energy and global commodities as we believed the “decoupling” thesis surrounding the growth of emerging markets was overplayed. As energy prices have decelerated, we believe further investment opportunities may develop, but we remain underweight in these areas. The contraction of the U.S. economy has led the rest of the world into recession and has ended the leadership of the momentum style of investing. Eventually, as the U.S. economy emerges from recession, we believe that valuation will again become investors’ paramount criteria and a more rational investment period will ensue.

Performance:

For the year ended December 31, 2008, Transamerica Partners Value Portfolio, returned (46.62%). By comparison, its benchmark, the Russell 1000® Value Index, returned (36.85%).

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Strategy Review:

Events in the financial sector trumped all else and caused a great deal of our underperformance for the year, as we underestimated the degree and unpredictability of government intervention. Freddie Mac was placed into conservatorship by the Federal Housing Finance Agency despite having complied with its long-established capital requirements. Washington Mutual was seized by the Federal Deposit Insurance Company (“FDIC”) following rapid withdrawals by depositors, many of whom were fully insured. Wachovia was purchased by Wells Fargo, after it came under regulatory pressure to sell itself quickly. Currently, all of our bank holdings have either issued shares to the Treasury to access TARP or have received full approval to do so.

Defensive areas such as Consumer Staples, Healthcare, and Utilities declined less than the market. Our stock selection in these areas was the strongest aspect of the Portfolio during the year. Within Consumer Staples, Wal-Mart Stores advanced 20% as the company’s under-levered balance sheet, economies of scale, and stronger than expected results attracted investors to the stock. Within Healthcare, our positions in pharmaceutical companies Astrazeneca, Schering Plough, and Bristol-Myers Squibb aided performance. We made gains from Astrazeneca when we sold out of the position in August, but maintained our investments in Schering Plough and Bristol Myers. Both have strong balance sheets with little or no debt and are returning valuable cash to shareholders. Within Utilities, Entergy, Exelon and FPL have traded down in step with falling prices for oil and natural gas. As gas prices fall, utility company revenues decline as operating costs remain unchanged. This compresses their profit margins.

This year has been one of the most difficult we have faced in our nearly 30-year history, but we have faced demanding times before and prevailed. In a market beset by confusion, we focus on what we know. Valuation remains the beacon that guides us. At the end of the day, a stock’s value continues to be the present value of its future cash flows. We are willing to incorporate new facts and new experiences, but our history tells us that our best course of action is to remain faithful to our core competency — fundamental value investing. Recent events have not eradicated the exceptional value we feel is embedded in our portfolios. We believe that several years from now we will look back at these rare times and be astounded by the risk/reward opportunities that were available.

George Davis, Chief Executive Officer, Portfolio Manager
Sheldon Lieberman, Portfolio Manager
Stan Majcher, Portfolio Manager
David Green, Portfolio Manager
Patty McKenna, Portfolio Manager
Hotchkis and Wiley Capital Management, LLC

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Transamerica Partners Large Core Portfolio

Sub-advisors:
Aronson+Johnson+Ortiz, LP
BlackRock Financial Management, Inc.

Market Overview:

Aronson+Johnson+Ortiz, LP — To put our performance into context, we start with a description of the drivers of the broad market and then focus on the particular positioning of the Transamerica Partners Large Core Portfolio. It was a brutal year for stocks — any stocks. Within the U.S. equity market, in particular, the largest stocks (as represented by the Russell Top 200 Index) fell over 36%; mid-cap stocks (the Russell Midcap Index) were the biggest losers, dropping over 41%; and small-caps (the Russell 2000 Index) weren’t far behind, down nearly 34%. Across the cap spectrum, value fell slightly less than growth according to various style indices, despite the preponderance of financials classified as value stocks. Overall, the breadth, depth, and rapidity of declines mark the bursting of the “Risk Bubble,” making the Government the market’s biggest risk-taker.

BlackRock Financial Management, Inc. — 2008 turned out to be among the worst performing years for the U.S. equity market. The period was further marked by a massive increase in equity volatility as investors observed more than 40 days in which the S&P 500 Index advanced or declined by 3% or more. The origin of 2008’s trouble was the sub-prime lending market which rapidly spread to the overall housing market. Although equities fell steadily through most of the first eight months of the year, the pivotal event appeared to be the September bankruptcy of Lehman Brothers. Fear seemed to grip the market as selling continued to be driven by de-leveraging, escalating recession fear, and frozen credit markets. The housing downturn spread further into the rest of the economy while the credit crunch moved well beyond the financial sector into most other sectors. Monetary and fiscal authorities around the world launched an all out effort to stabilize the financial system. With these authorities still working on appropriate policy responses, 2008 ended with the S&P 500 Index down 37%. On an absolute basis, Financials led the market decline followed by Basic Materials and Industrials. Consumer Staples and Healthcare fell the least in 2008.

During the year, larger cap stocks underperformed small cap names as the Russell 2000® Index (–33.8%) beat the Russell 1000® Index (–37.6%) by 3.8%. From a style perspective, larger value stocks performed modestly better than large growth stocks as the Russell 1000® Value Index (–36.9%) beat the Russell 1000® Growth Index (–38.4%) by 1.6%.

Across our large cap core universe, dividend-paying stocks held no advantage over non-yielding stocks as both groups performed similarly during the year. As might be expected during periods of great turmoil, higher quality stocks (ranked B+ and above by Standard & Poor’s (“S&P”)) significantly out performed lower quality stocks (ranked B and below by S&P) during the same period.

Performance:

For the year ended December 31, 2008, the Transamerica Partners Large Core Portfolio returned (36.65%). By comparison, its benchmark, the Russell 1000® Index, returned (37.60%).

Strategy Review:

Aronson+Johnson+Ortiz, LP — The Portfolio is disciplined and maintains a broadly diversified portfolio of large-cap stocks. We are committed to being fully invested in U.S. equities, avoiding broad sector bets, and taking only modest, stock-specific bets. Our goal is to outperform the Russell 1000® Index, with incremental

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gains across the names held in the Portfolio. Using a bottom-up style of stock selection, we evaluate companies relative to their industry peers using three broad categories of measures: value, management, and momentum. Value means the somewhat traditional ratios of price to fundamental value; management means we look for evidence that a company’s executive team has and will continue to emphasize earning power; momentum indicates when stocks might begin to rise toward full valuation. As we search for opportunities, we keep a sharp eye on minimizing transaction costs, helping us to maximize profits in our stock-selection effort.

BlackRock Financial Management, Inc. — During the year, the Portfolio’s losses were mitigated relative to its Russell 1000® Value Index benchmark primarily by what it was driven to avoid. In the normal course of seeking companies with effective management and positive momentum characteristics, the Portfolio avoided some of the major financial stock disasters, including AIG, Citigroup, Merrill Lynch, Wachovia, Fannie Mae, and Lehman Brothers. Of course, the Portfolio experienced its share of disappointment — Goldman Sachs, TRW Automotive, Assurant Inc., Fifth Third Bancorp, and Sprint Nextel were the five biggest detractors from the Portfolio’s benchmark-relative return. That said, our philosophy of prudent diversification works to ensure that the net impact of any individual name won’t have a significant effect on the overall relative return. On the whole, our stock-picking effort was most successful in the financial sector compared to the financial holdings of the benchmark. We continue to make every effort to outperform the Portfolio’s benchmark by sticking to our value-oriented investment philosophy and disciplined investment process. We can only hope that 2009 will provide the once-in-a-lifetime investment opportunities of investors’ dreams!

During the year, the BlackRock large cap quantitative growth model was mixed and essentially flat, producing little predictive power across our large cap growth universe. Breaking down the year, the model was modestly positive during the first two quarters of the year but turned negative as the market was traumatized by the financial crisis during the second half. Further, difficult performance in a few sectors led to the Portfolio’s underperformance. Individual factor performance within our model was also mixed. Generally, valuation factors as a group produced very negative predictive power throughout the year with our Forecast Earnings to Price and Book to Price the most negative. Given the distress in the market, particularly in the second half of the year, investors may have been reluctant to put their faith in current estimates of earnings and book values leading to the very negative performance of these factors and valuation in general. Offsetting some of the negative performance from valuation was positive performance from our earnings expectations group of factors where Earnings Revisions Up and Earnings Surprise were good predictors. Our Forecast Estimate Dispersion factor also produced positive results. Price Momentum was mixed during the year producing some extreme monthly results, both positive and negative.

From a relative return perspective, Healthcare, Basic Materials and Consumer Non-cyclicals were the worst performing sectors. Holding overweight positions in highly ranked Kinetic Concepts (–64%), Charles River Labs (–60%), Merck (–45%), Life Technologies (–50%), Celanese (–70%), Freeport-McMoRan (–76%), Massey Energy (–61%), AK Steel (–80%), Herbalife (–45%), Jarden (–51%) and Pepsi Bottling (–42%) each hurt relative performance.

Offsetting some of the negative performance was strong relative performance from the Technology and Consumer Services sectors. Avoiding or holding underweight positions in lower ranked Cisco Systems (–40%), Dell (–58%), Adobe Systems (–50%), Electronic Arts (–73%), Honeywell (–45%), Sirius XM Radio (–96%), Dish Network (–64%), Las Vegas Sands (–94%), MGM Mirage (–84%) and Viacom (–57%) each contributed positively to relative performance.

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The team applies quantitative techniques to analyze a universe of approximately 800 companies, including those in the Russell 1000 Growth® Index and about 125 other large and medium capitalization companies. Using a multifactor model, the team identifies stocks with rising earnings expectations that sell at low relative valuations when compared to their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize the Portfolio’s return per unit of risk. The Portfolio seeks to maintain the market capitalization, sector allocations, and style characteristics of the Russell 1000® Growth Index.

Theodore A. Aronson, Managing Principal
Kevin M. Johnson, Principal
Martha E. Ortiz, Principal
Stefani Cranston, Principal
Gina Marie N. Moore, Principal
R. Brian Wenzinger, Principal
Aronson+Johnson+Ortiz, LP

Fred Herrman, Managing Director
David Byrket, Managing Director, Portfolio Manager
BlackRock Financial Management, Inc.

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Transamerica Partners Large Growth Portfolio

Sub-advisors:
Marsico Capital Management, LLC
OFI Institutional Asset Management, Inc.
Wellington Management Company, LLP

Market Overview:

Marsico Capital Management, LLC — U.S. large capitalization growth equities, as measured by the Russell 1000® Growth Index (“Russell 1000 Growth”), posted sharp declines for the one-year period ended December 31, 2008.

From the perspective of economic sector performance (using Global Industry Classification Standards for the Russell 1000 Growth as a reference point), weakness was widespread. All ten sectors in the Russell 1000® Growth Index posted negative returns. Financials (–53%), Energy (–50%), and Materials (–46%) were the worst-performing sectors. Consumer Staples was the best-performing sector with a return of (16%). All other sectors were down between (25%) and (44%).

Large capitalization equities underperformed their small capitalization counterparts by more than 3% (based on the Russell 1000® Index and Russell 2000® Index performance), although it bears mentioning that both indexes — with returns of (37.60%) and (33.79%), respectively — were deeply “in the red”. Within the US large capitalization arena, value narrowly outperformed growth during the period. The Russell 1000® Value Index and Russell 1000® Growth Index had total returns of (36.85%) and (38.44%), respectively.

OFI Institutional Asset Management, Inc. — This has been a year like no other in recent memory, with the global economy seriously weakened and confidence in equity markets shaken to a degree unseen in a generation or more. The ongoing credit crisis, housing collapse, and its far-reaching impact on financial markets has been unprecedented as the bear market that began in October 2007 reduced equity index values by more than half before recovering somewhat in the closing weeks of 2008.

The pervasive lack of credit in 2008 fueled a massive scaling back among U.S. corporations, increasing unemployment, and decreasing consumer spending. And while the third quarter Gross Domestic Product was only slightly negative, economists anticipate the fourth quarter will be among the worst on record, bringing unprecedented volatility to the markets.

While we would hesitate to call November 20th the ultimate low in the bear market that has ravaged equities over the past 14 months, the subsequent rally has been significant. From the intra-quarter low through December 31, the S&P 500 Index gained 20.5%. In an absolute sense, this rally surpasses the technical definition of a bull market; however, its brief duration precludes this designation as we typically look for a sustained rally over at least three months. Although not quite across that 20% threshold, the Russell 1000® Growth also soared in the closing weeks of 2008, gaining 19.3% from its intra-quarter low through quarter-end.

Wellington Management Company, LLP — The fiscal year ended December 31, 2008 was a difficult time for virtually all equity styles. Problems in the sub-prime mortgage market spread throughout the financial system, creating a full-blown liquidity/credit crisis that roiled global markets. The final two months of the fiscal year proved exceptionally tumultuous and were capped by an alarming series of events: the US government’s takeover of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and American International Group, Inc. (“AIG”); the failure of Lehman Brothers Holdings Inc.(“Brothers”); the distressed sales of the commercial banking franchises of Washington Mutual, Inc. and

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Wachovia Corporation; Bank of America Corporation’s acquisition of Merrill Lynch & Co., Inc.; and the conversion of investment banks, The Goldman Sachs Group, Inc. and Morgan Stanley, to commercial banks.

With an unprecedented level of coordination and cooperation, the US Treasury Department and the Federal Reserve Board (“Fed”) presided over efforts to resuscitate credit markets and stabilize the financial system, culminating in the creation of the $700 billion Troubled Asset Relief Program (“TARP”). An initial $350 billion was invested in nine large US financial institutions in an attempt to restore confidence in the system.

Concerns about inflation persisted through much of the fiscal year, fueled by record-high commodity prices. These worries were largely abated as the period came to a close, when slowing US demand and the weakening global economy caused oil and other commodities prices to drop. Over the year, the Fed lowered the fed funds rate from 4.25% to virtually 0.00%. The ongoing correction in the housing market, debt deflation, rising unemployment, and sluggish production and consumption patterns increasingly pointed to recession, as the effects of the credit crisis worked through the real economy.

Performance:

For the year ended December 31, 2008, Transamerica Partners Large Growth Portfolio returned (39.87%). By comparison, its benchmark, the Russell 1000® Growth Index, returned (38.44%).

Strategy Review:

Marsico Capital Management, LLC — The Portfolio’s performance was hurt by both stock selection and positioning in the Healthcare and Consumer Staples sectors. Healthcare and Consumer Staples were the strongest-performing areas of the Russell 1000® Growth Index and the Portfolio could have benefited by having more investments in these areas. The Portfolio’s results were also hampered by stock selection in the sectors. The Portfolio’s position in healthcare services company UnitedHealth Group Inc. slid 49% prior to being sold from the Portfolio. Consumer Staples position, CVS Caremark Corp., dropped 27%.

Information Technology positions Apple, Inc. and Google, Inc. hindered performance. In the Telecommunication Services sector, wireless provider China Mobile Ltd. and AT&T, Inc. each declined sharply prior to being sold. The Portfolio’s positions in hotel/casino operators Las Vegas Sands, Inc. and Wynn Resorts Ltd. also posted disappointing performance results. Energy holdings Transocean Ltd., Petroleo Brasileiro and Schlumberger Ltd. were also among the Portfolio’s weakest performing individual positions.

There were a few areas that had a positive impact on the Portfolio’s 12-month performance. While the Portfolio’s Financials positions posted a collective return of (33%), the return exceeded the (53%) return of the Russell 1000® Growth Index Financials sector. Similarly, the Portfolio’s Industrials holdings, in aggregate, posted a return that surpassed that of the Russell 1000® Growth Index Industrials sector. Certain of the Portfolio’s individual positions posted solid, positive returns, including McDonald’s Corp., Visa, Inc., and biotechnology company Genentech, Inc.

During the reporting period, the Portfolio’s average sector allocations emphasized the Consumer Discretionary, Industrials, Information Technology, and Energy sectors.

OFI Institutional Asset Management, Inc. — September and October were particularly difficult months as both the Portfolio and its benchmark suffered double-digit declines. In fact, October was the second worst one-month return in the benchmark’s 30-year history.

Over the course of the period for the Portfolio, six sectors added value while four detracted from it. Strong selectivity in the Consumer Discretionary sector proved beneficial, adding 0.6 percentage points of outperformance versus the Russell 1000® Growth Index. Toy-maker Hasbro was overweighted versus the index,

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gaining 16.8% for the year. The Portfolio also benefited from positions in DirecTV Group (–3.6%) and Nike (–19.4%). Although both were lower in 2008, the individual stock returns were ahead of the Portfolio’s overall return, making each attractive on a relative basis.

Materials, with –0.8 percentage points of underperformance, was the most costly sector relative to the Russell 1000® Growth Index. AK Steel Holding (–84.2%) was among the Portfolio’s weakest holdings. The steel maker faced dwindling orders, production cuts and layoffs in the face of the economic slowdown, falling over 84% while held. Fertilizer producer, Mosaic (–75.4%), impacted by falling commodities prices, lost nearly three-quarters of its value in 2008.

The top five contributing stocks (in rank) were: Wal-Mart, IBM, Exxon Mobil, McDonald’s, and Philip Morris.

The Portfolio’s largest detractors for the period were: Apple, UnitedHealth, Schlumberger, and Google.

Our quantitative investment process can be summed with just two words: systematic and disciplined. We employ a dynamic, time-tested approach, based on a foundation of quantitative techniques combined with fundamental analysis to identify investment opportunities. The investment process is designed to create portfolios that closely reflect a benchmark’s fundamental characteristics.

The position we are in now, following the credit and housing burst, is strikingly similar to the bursting of the technology bubble at the start of the decade. Following that tumult, valuation and risk measures swung back into favor and our quantitative portfolios outperformed for the next several years. As was the case then, we have seen choppiness (with unprecedented volatility) and indiscriminate selling moving the markets back towards a historically normal risk-averse stance — something we consider as good for our process.

In our best case scenario, the economy shifts away from a deflationary spiral — a concern of many economists — and the financial system gradually moves out of its recession toward the middle or end of the year. As the market stabilizes, and our risk and valuation factors once again swing back into favor, we envision a prolonged period in which our fundamental-driven investment process is generating alpha with the potential to add value for the Transamerica Partners Large Growth Portfolio in 2009 and beyond.

Wellington Management Company, LLP — The Portfolio is a result of fundamental, bottom up stock selection. Our investment process leverages the extensive research resources of the firm and emphasizes a balance of growth, valuation, and quality criteria in selecting stocks. Our underweight to Consumer Staples along with weak stock selection within Healthcare was the primary driver of the Portfolio’s relative underperformance.

Healthcare holdings, including Humana, Bristol Myers Squibb and Gilead Sciences, detracted from performance. Within Industrials, capital goods firms Caterpillar, Rockwell Collins, and Fluor also hurt relative performance. These stocks declined, in part, as a result of the global credit crisis which reduced near term demand for large infrastructure projects.

Our underweight allocation to, and security selection within, the Consumer Staples sector also detracted from relative performance. Portfolio positioning reflects our belief that stocks within this traditionally defensive sector generally trade at relatively high multiples and do not offer the kind of growth and return opportunities that are consistent with our investment philosophy and objective.

The Portfolio’s three largest absolute detractors, Microsoft, Cisco, and, Cadence Design, were within the Information Technology sector. Cadence Design was also the Portfolio’s largest relative detractor. Shares declined on news of lower-than-expected guidance for the second half of the year, and their withdrawal of the proposal to acquire Mentor Graphics. We eliminated our position in the company as the fiscal year drew to a close.

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For the one year period, relative performance was aided by the Energy sector. While overweight Energy for the first half of the year, during the summer we began closing the meaningful overweight because valuations became much less attractive. The Portfolio also benefited from a modest cash position, which helped relative performance in a downward-trending market.

Thomas F. Marsico, Chief Investment Officer
Marsico Capital Management, LLC

David E. Schmidt, Portfolio Manager
OFI Institutional Asset Management, Inc.

Paul E. Marrkand, CFA, Portfolio Manager
Wellington Management Company, LLP

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Transamerica Partners Growth Portfolio

Sub-advisor:
Turner Investment Partners, Inc.

Market Overview:

The global stock market’s dismal performance in 2008 reflected a global economic slowdown, a downright recession in the U.S., and a financial crisis that first surfaced in the sub-prime mortgage market. A relatively minor percentage of homeowners unable to meet their sub-prime mortgage obligations morphed into about 2 million home foreclosures, billions of dollars of complex, toxic mortgage securities that proved nearly impossible for financial institutions to either value or unload, and the most severe contraction of credit in modern times. In March, the once-storied New York investment firm Bear Stearns collapsed. The unemployment rate rose to 7.2%, and, alas, was widely expected to go higher still in the months ahead. Financial titans Merrill Lynch, Washington Mutual, and Wachovia found themselves starved for cash and ended up being acquired by better-capitalized competitors. Mortgage giants Fannie Mae and Freddie Mac were nationalized. The Treasury Department had to provide an immediate bridge loan to American International Group, the world’s largest insurance company, in order for it to survive. All of it culminated in a $700-billion bailout package by the federal government and a slashing of the Federal Reserve’s short-term interest rate to near zero to help stabilize a teetering global financial system.

Governments around the world were quick to act in an attempt to mitigate the meltdown in the credit and equity markets in 2008. Following rate cuts in the U.S., countries from Australia to Japan to the European Union also lowered their short term interest rates while U.S. President-elect Obama pledged a fiscal stimulus package of approximately $1 trillion. Even with these actions, the US economy continued to weaken. In December, the National Bureau of Economic Research said that America officially fell into a recession back in December 2007.

Performance:

For the year ended December 31, 2008, Transamerica Partners Growth Portfolio returned (51.00%). By comparison, its benchmark, the Russell 1000® Growth Index, returned (38.44%).

Strategy Review:

The Portfolio seeks to invest in fundamentally attractive companies with strong earnings growth rates. In the Consumer Discretionary sector, slower growth companies that we did not own held the high ground, while the market punished the higher growth companies that we favor. For example, well known companies that we did not own like Wal-Mart and McDonald’s held up reasonably well. On the other hand, shares of Google, the Portfolio’s largest position, traded substantially lower. We continue to hold shares of this company, as an improving economic environment could provide for a more favorable earnings outlook and improved valuation in 2009. Also of note in this sector was the poor showing posted by Baidu — a Chinese internet search provider. We sold this company during the fourth quarter due to concerns that its paid-search listings include unlicensed pharmaceutical companies among its top bidders for medical keywords. With the company’s integrity in doubt, this company was sold.

In the technology sector, the Portfolio’s holdings in Broadcom and Qualcomm held up reasonably well. Additionally, the Portfolio is poised to benefit from key holdings Apple and Hewlett Packard. Apple, a well known leader and innovator when it comes to consumer electronics, is currently trading at a mid-teens price-to-earnings multiple, with an earnings growth rate in the low 20% area. Hewlett Packard has a balanced worldwide

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revenue profile, with compelling cost cutting opportunities from the recent EDS acquisition. Additionally, this company also appears very attractive in terms of its Price/Earnings to growth rate.

On the positive side, the Materials/Processing sector contributed the most to relative results during the year, as fertilizer company, Mosaic Co. benefited from soaring crop prices over the summer. In addition, the Portfolio benefited from avoiding major steel companies, such as United States Steel and AK Steel Holding Corp., which were down significantly during the year.

Robert E. Turner, Portfolio Manager
Turner Investment Partners, Inc.

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Transamerica Partners Mid Value Portfolio

Sub-advisors:
Cramer, Rosenthal, McGlynn, LLC
LSV Asset Management
RiverSource Investments, LLC

Market Overview:

Cramer, Rosenthal, McGlynn, LLC — Reality has set in. The lack of a functioning credit market finally caught up to the global economy this past quarter. We have discussed for the past year the critical relevance of credit and commodities for a stable economy and strong equity markets. Commodity prices from Aluminum to Zinc have collapsed as a result of weakening global demand and an inability to maintain the financial leverage supporting many positions. In a strange virtuous circle, high commodity prices (including housing as a commodity for this purpose) hurt the economy, which then hurt the credit markets, which further hurt commodities, and so forth. The expression “negative feedback loop” is becoming cliché, but it is still descriptive for what has happened to the global economy over the past few months. Fears of inflation have rapidly transformed into fears of deflation, with global central bankers undertaking dramatic and, in many cases, unconventional monetary easing to pump life back into the credit markets. Governments around the world are proposing fiscal spending programs by the day to further stimulate their economies and mollify depression-like conditions. In addition to credit and commodities, the third “C” is confidence, and whether referring to consumer or business or even government, it has been eroded. This loss of confidence has caused a shedding of the disbelief and denial that seemed to be holding the economy together through most of the year. It is really this lack of confidence that fuels the negative feedback loop.

The inability or unwillingness of banks and financing sources to provide basic credit for day to day transactions has resulted in companies taking a variety of self-help measures that make good sense in isolation, but further drive the economic contraction. These steps include: liquidating their inventories to raise cash; cutting headcount and discretionary expenditures; and paring back capital spending to maintenance levels. The cumulative impact of all of these logical decisions is a precipitous decline in economic activity the likes of which this generation has never experienced. It now appears that most developed economies will have contracted at a mid to high single digit rate in the fourth quarter and most businesses are witnessing ten percent or greater declines in revenues and orders.

We continue to approach the investment climate with a balance of optimism and realism. To be an investor, one has to maintain an optimistic mind set and believe that our free market system, while imperfect, is resilient and that innovation and superior management execution will be recognized. It is always impossible to call a bottom and we know that cheap can get cheaper over the near term. However, we believe those investors who will allow themselves the luxury of looking out beyond the next few months to properly value a security based upon its longer term opportunities and cash flows, may be handsomely rewarded.

LSV Asset Management — The fiscal year ended December 31, 2008 was an awful year for stocks around the globe. It was the worst year for the S&P 500 Index since 1931 and all segments of the U.S. stock market declined sharply as the economy quickly soured in the face of worsening economic news and perhaps the worst credit crisis the country has seen in the past 80 years! The Portfolio’s benchmark, the Russell Mid Cap Value Index declined 38.4% in 2008, marking the worst year for that index since it started back in 1987.

Problems in the sub-prime mortgage market spread throughout the financial system, creating a full-blown liquidity/credit crisis that roiled global markets. The final two months of the fiscal year proved exceptionally tumultuous and were capped by an alarming series of events: the US government’s takeover of the Federal

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National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and American International Group, Inc. (“AIG”); the failure of Lehman Brothers Holdings; the distressed sales of the commercial banking franchises of Washington Mutual, Inc. and Wachovia Corporation; Bank of America Corporation’s acquisition of Merrill Lynch & Co., Inc.; and the conversion of investment banks, The Goldman Sachs Group, Inc. and Morgan Stanley, to commercial banks. Investor panic peaked in late November and the term ‘bail out’ became a household name to many Americans. Clear signs of panic were abound in the market as intraday volatility hit unprecedented levels. Commodity prices also saw a roller coaster ride in 2008 with oil prices rising from $90 per barrel to nearly $150 by mid July only to fall to approximately $40 late in 2008.

With an unprecedented level of coordination and cooperation, the US Treasury Department and the Federal Reserve Board (“Fed”) presided over efforts to resuscitate credit markets and stabilize the financial system, culminating in the creation of the $700 billion Troubled Asset Relief Program (“TARP”). Over the year, the Fed lowered the fed funds rate from 4.50% to a range between 0%-0.25% The ongoing correction in the housing market, debt deflation, rising unemployment, and sluggish production and consumption patterns increasingly pointed to recession, as the effects of the credit crisis worked through the real economy.

RiverSource Investments, LLC - The annual period was dominated by skyrocketing oil and gasoline prices, the after-shocks of the mortgage market collapse, ongoing deterioration of the housing market, and concerns about whether the U.S. economy was or was not in a recession. Unprecedented intervention by the government saved several financial institutions, while others collapsed. Investor sentiment shifted from hope for a market recovery, to heightened concern over extreme levels of volatility, to eventual panic by the end of the year. Investors sought safe havens for investments — defensive areas such as Consumer Staples, Utilities and Healthcare. Overall, mid-cap equities slightly trailed their large-cap counterparts during the twelve-month period.

Against this challenging backdrop, the Portfolio’s sector allocation was the primary detractor to performance. The Portfolio’s overweight in the Producer Durables and Energy sectors hurt results as these were two of the worst performing sectors in the Russell Mid Cap Value® Index. In addition, the Utilities and Consumer Staples sectors were two of the best performing sectors in the Russell Mid Cap Value® Index and the Portfolio’s underweight detracted from relative performance.

The Portfolio benefited from positive stock selection in the consumer discretionary sector, specifically Family Dollar Stores, which rose sharply during the period. Early in the year, we purchased a basket of several retail holdings including Kohl’s, Nordstrom, JCPenney, Bed Bath and Beyond and Macy’s. We sold the majority of the basket during the third quarter for a profit. Finally, positive stock selection in the technology sector helped results, in particular McAfee and EDS.

Toward the end of the annual period, we increased the Portfolio’s allocation to the Financials sector, specifically financial services holdings because we felt valuations were attractive. We also added a basket of regional banks to the Portfolio because we felt banks were trading at favorable discounts. We reduced the Portfolio’s tobacco holding in Lorillard and eliminated Ford Motor Co. from the Portfolio. We exited the position in Ford when our long-term view of the company changed during the period as a result of the government’s involvement in the auto industry.

Performance:

For the year ended December 31, 2008, Transamerica Partners Mid Value Portfolio returned (37.73%). By comparison, its benchmark, the Russell Mid Cap Value® Index (“RMCV”), returned (38.44%).

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Strategy Review:

Cramer, Rosenthal, McGlynn, LLC — The leading contributors to this year’s performance were UnionBanCal, Dollar Tree and ENSCO International Inc. Shares of the commercial bank, UnionBanCal, rose during the third quarter on the announced tender offer from its majority parent, Mitsubishi UFJ Financial Group. We tendered our shares into the offering, which closed on Sept. 26th. Dollar Tree stock was strong during the second quarter of the year as the value retailer delivered better than expected same store sales and earnings. Dollar Tree benefited from increased customer traffic, as consumers focused on basic household items and looked to stretch their discretionary dollars. Dollar Tree continued to post strong results through the third quarter as consumers responded to its value offerings. Shares of ENSCO, an owner of offshore drilling rigs, gained in the first quarter of the year, as day rates continued to accelerate worldwide and utilization in the sluggish U.S. Gulf of Mexico began to recover.

Electronic Arts Inc., Textron and Goodrich Corp. were the leading detractors for the strategy during the year. We increased our position in Electronic Arts during the third quarter as quality initiatives driven by the new management at the video game developer were beginning to show positive results. Further, the company had announced imminent plans to launch a slate of new games which we believed would drive significant profit improvements. Textron underperformed during the second half of the year as the strains of the broader financial pinch pressured the financing outlook for both its Cessna jet customers and its financial services subsidiary. We exited our position, as we believe that the losses at Textron will be higher than estimated and the soft earnings at Cessna will linger longer than current expectations are discounting. Goodrich Corp. shares fell in the second quarter as investors feared the negative impact of the reduction in schedules of commercial airlines on its lucrative aftermarket business. We believe these fears are misplaced as Goodrich has relatively little exposure to the older planes that are being retired and greater exposure on newer platforms that are still ramping up. Further, we expect that as Boeing and Airbus finally increase the production of the 787 and A380, respectively, cash flow will accelerate dramatically, which should more than pay back the last few years of investment.

LSV Asset Management — LSV Asset Management is a quantitative value manager focused on building a diversified portfolio of stocks with attractive fundamentals. The Portfolio could be characterized as “deep value” in nature because LSV maintains below benchmark valuations metrics like price/cash flow, price/earnings, price/book and price/sales values. Stock selection and this style bias are the primary contributors to results over time.

During the year, the RMCV actually outperformed the Russell Mid Cap® Index by about 3%, indicating that value stocks held up modestly better than growth stocks. However, within the RMCV, it was the more growth oriented companies that did best. For example, if you sort the companies in the RMCV into five buckets based on Market/Book (“M/B”) ratios, the group with the lowest (more value oriented) M/B declined by 53% during the year while the most expensive group fell just 34%. LSV’s emphasis on being “deep value” certainly didn’t help by that analysis, yet stock selection helped overcome the style bias contained in the Portfolio. The impact of LSV’s deep value bias was a negative 3.25%, so stock selection proved most helpful during the year to help boost the relative returns.

Some of the larger contributors to our relative outperformance were takeover companies like Nationwide Financial Services, UnionBanCal and Safeco, all of which posted positive returns in a very tough year. We also benefitted from owning Hess Corp. in the Portfolio in the first half of the year as oil prices were rising, but, we sold the stock prior to the plunge in oil prices and energy company shares.

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RiverSource Investments, LLC — In our view, economic activity will continue to contract through 2009; however, volatility should lessen from the extremes seen in 2008. As volatility slowly fades and the aggressive government intervention in the economy begins to take effect, we believe equity markets will begin an eventual recovery that will run into 2010. With risk aversion and valuations at highs not seen for decades, we believe equities have become very compelling. Within the Portfolio, we have de-emphasized areas that are defensive in nature in favor of sectors and industries that have typically benefited from market recoveries.

Jay B. Abramson, Chief Investment Officer
Robert L. Rewey, Senior Vice President
Cramer, Rosenthal, McGlynn, LLC

Josef Lakonishok, Ph.D., Chief Investment Officer
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Co-Portfolio Managers
LSV Asset Management

Warren Spitz, Senior Portfolio Manager
Steven Schroll, Portfolio Manager
Laton Spahr, Portfolio Manager
Paul Stocking, Associate Portfolio Manager
RiverSource Investments, LLC

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Transamerica Partners Mid Growth Portfolio

Sub-advisor:
Columbus Circle Investors

Market Overview:

Stocks plummeted during the fourth quarter of 2008, capping the market’s single worst year since the Great Depression. As the financial crisis worsened, economic activity and corporate profits began to contract sharply as consumers and businesses both cut spending. Following lows set in October and November, the impact of the Federal Reserve’s increasingly aggressive easing efforts and future stimulus plans will be closely watched for signs of success in arresting the economic decline.

Although significant monetary and fiscal policy stimulus is being undertaken in an effort to stem the contractionary effects of the shift from excess consumer spending to excess consumer savings, real damage has already been done to the economy and corporate profits. Having discounted a significant earnings decline, the stock market is now seeking to gauge the new reality before embarking on its future path. Over the next several quarters, it is likely that the market will remain fairly volatile until a consensus emerges with regard to the future.

In this environment, we continue to focus on stocks benefiting from strong secular trends and company-specific stories, especially those having more predictable earnings streams. We are carefully monitoring the effect that monetary and fiscal stimulus is having on the economy, however, it is to determine if a more aggressive investment posture is warranted. In the meantime, we have added some names to the Portfolio that could benefit from the significant domestic infrastructure investment associated with the proposed stimulus plans.

Performance:

For the year ended December 31, 2008, Transamerica Partners Mid Growth Portfolio returned (41.55%). By comparison, its benchmark, the Russell Mid Cap Growth® Index, returned (44.32%).

Strategy Review:

Columbus Circle Investor’s team of investment analysts monitors numerous factors including political and/or economic developments, secular trends, industry and/or group dynamics, and company specific events to determine which companies are best positioned to benefit in revenue and earnings acceleration. Investments are selected on the basis of their potential to exceed consensus forecasts. All sectors lost value, but on a relative basis the portfolios saw out-performance in the Consumer Staples, Materials, and Energy sectors, partially offset by underperformance in the Industrial and Consumer Discretionary sectors.

Southwestern Energy was one of several exploration and production stocks that we owned throughout 2008 that focuses on developing unconventional natural gas reserves in promising U.S. onshore gas fields such as the Fayetteville Shale. Due in large part to improving drilling techniques and operating experience, results from their core properties continue to improve, leading to upward revisions to their reserves and potential future production. We sold the stock during 2008, however, as natural gas prices declined with the worsening economy.

Millennium Pharmaceutical is a biotechnology company focusing on hematology and oncology products. We owned the stock for its promising multiple myeloma drug, Velcade, whose clinical data continued to suggest upside potential. Our investment thesis was validated when the company reported sales significantly above expectations, causing management to raise guidance. Takeda Pharmaceuticals, the large Japanese drug

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company, announced the strategic acquisition of Millennium during the quarter for a significant premium and we sold the stock shortly thereafter.

SPX Corp, a diversified manufacturing company, succumbed to the fears that infected the stocks of companies that serve the Energy sector, despite robust order growth that continued for power plant cooling systems and power transformers embedded in transmission systems. Although we have meaningfully reduced it, we still own a small position in the stock as the company remains ahead of schedule for improving the operating margins of its APV unit and management is aggressively buying back the company’s shares.

Cameron International, a leading oil service equipment company, also succumbed to the fears that infected the stocks of companies that serve the Energy sector despite operating results and backlog growth that were better than expectations. We maintain a reduced position in Cameron as it is benefiting from the trend toward increased offshore activity, as more construction and drilling occurs in deeper and more remote waters.

Clifford Fox, CFA, Portfolio Manager
Michael Iacono, CFA, Co-Portfolio Manager
Columbus Circle Investors

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Transamerica Partners Small Value Portfolio

Sub-advisors:
OFI Institutional Asset Management, Inc.
Mesirow Financial Investment Management, Inc.

Market Overview:

OFI Institutional Asset Management, Inc. — This has been a year like no other in recent memory with the global economy seriously weakened and confidence in equity markets shaken to a degree unseen in a generation or more. The ongoing credit crisis, housing collapse, and its far-reaching impact on financial markets has been unprecedented as the bear market that began in October 2007 reduced equity index values by more than half before recovering somewhat in the closing weeks of 2008.

The pervasive lack of credit in 2008 fueled a massive scaling back among U.S. corporations, increasing unemployment, and decreasing consumer spending. And while third quarter Gross Domestic Product was only slightly negative, economists anticipate the fourth quarter will be among the worst on record, bringing unprecedented volatility to the markets.

While we would hesitate to call November 20th the ultimate low in the bear market that has ravaged equities over the past 14 months, the subsequent rally has been significant. From the intra-quarter low through December 31, small-cap value stocks outpaced all other size and style breakdowns: The Russell 2000® Value Index gaining 31.2% (the S&P 500 Index returned 20.5% over this same horizon). In an absolute sense, this surpasses the technical definition of a bull market (a gain of 20%); however, its brief duration (just six weeks) precludes this designation. We typically look for a sustained rally of at least three months.

The position we are in now, following the credit and housing burst, is strikingly similar to the bursting of the technology bubble at the start of the decade. Following that tumult, valuation and risk measures swung back into favor and our portfolios outperformed for the next several years. As was the case then, we have seen choppiness (with unprecedented volatility) and indiscriminate selling moving the markets back towards a historically normal risk-averse stance — something we consider as good for our process.

Mesirow Financial Investment Management, Inc. — The fiscal year ended December 31, 2008 represented the toughest investment year that any of us had experienced in our investment careers. Simply put, there was no place to hide. Value stocks, growth stocks, small cap and large cap all were hit with “tsunami-like” force. In 2008, the S&P 500 Index experienced the highest volatility since 1938 (Source: Leuthold Weeden Institutional Research). The volatility rippled through the market, leaving no sector untouched.

It is tempting to blame the market debacle in 2008 on the sub-prime mortgage crisis. Certainly that played a part. Nevertheless, other factors contributed significantly as well. Lax, sometimes non-existent, regulation let these excesses grow. Overly accommodative monetary policy fueled the bubble. The Federal Deposit Insurance Company was forced to shut an unprecedented 28 banks in 2008. Most notably, the ad hoc response by the Treasury and the Federal Reserve in these unprecedented conditions, left doubt and uncertainty to prey on the investing public and likely led to the panic that characterized this year. Finally, allowing Lehman Brothers to fail put the topper on the credit crunch and ignited the tinder that had been built up by these other factors.

The credit crunch has led the global economy into a world wide recession. Even the high-growth emerging market economies are suffering from a severe slowdown in their growth rates.

The outcome is that most major equity indexes were down around 35-40% in 2008. Indexes are off over 40-45% from their highs late in 2007. As a result, we are finding values that we have not seen in some time in the market.

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It is not unusual to find companies that are trading at low single digit price to earnings multiples, even after factoring in worst case assumptions for 2009 earnings. With massive monetary stimulus already in place, and massive fiscal stimulus promised by the incoming administration, the building blocks may be in place for markets to begin to improve.

Performance:

For the year ended December 31, 2008, Transamerica Partners Small Value Portfolio returned (26.63%). By comparison, its benchmark, the Russell 2000® Value Index, returned (28.92%).

Strategy Review:

OFI Institutional Asset Management, Inc. — Our quantitative investment process can be summed with just two words: systematic and disciplined. We employ a dynamic, time-tested approach based on a foundation of quantitative techniques combined with fundamental analysis to identify investment opportunities. The investment process is designed to create portfolios that closely reflect a benchmark’s fundamental characteristics.

Consumer Discretionary was costly on both an absolute and relative basis in 2008, with much of the sector’s shortfall attributable to the Specialty Retail group. Asbury Automotive Group (–86.0%), for example, fell sharply late in the year after announcing that tighter lending standards and declining consumer confidence led to lower third-quarter earnings. The stock was sold from the Portfolio. Similarly, Sonic Automotive (–69.2%) announced a third-quarter loss due to the weak vehicle market.

The Financials sector also contributed to the Portfolio’s shortfall in 2008. Virtually all of the sector’s shortfall came as a result of weak stock selectivity of the Portfolio’s Real Estate Investment Trust holdings. The collapsing housing bubble pulled Ashford Hospitality and Glimcher Realty Trust down 81.8% and 65.0%, respectively, for the year, while held by the Portfolio.

On a more positive note, the top five contributing stocks during the period (in rank) were: Arkansas Best, Encore Acquisition, Whiting Petroleum, CH Energy Group, and Pantry Inc.

The market rally in the final weeks of 2008 was a welcome respite from a difficult year and performance from the November 20th low through quarter-end was strong. The Portfolio gained 32.8% over the final six weeks of 2008, 1.6 percentage points ahead of the Russell 2000® Value Index. Both the Portfolio and its benchmark outperformed the broad-market S&P 500 Index which returned 20.5% over this same period.

Mesirow Financial Investment Management, Inc. — We construct a portfolio from the bottom up. Our proprietary screening models help to identify a pool of inexpensive, “value” stocks to focus on. We concentrate our fundamental analysis to help identify companies with sustainable free cash flow, progressive dividend policy and strong balance sheets that we believe are currently trading below their true value. We expect that over time, catalysts will emerge to drive these companies back to fair valuation.

In 2008, we were extra sensitive to maintaining a “margin of safety” in analyzing the companies we invested in. We remained on the lookout for potential disappointments. For example, we trimmed several regional banks from our portfolios as they showed signs of weakening capital and increasing non-performing loans.

We found few “fat pitches” and preferred to hold less stocks that we were more confident in, rather than forcing ourselves to invest. Our turnover was lower than usual.

Arkansas Best was one of our best performing stocks in 2008. Earnings held up well and the company performed strongly. We sold our position mid year, near its annual high for 2008.

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EZCORP has been another strong performer. EZCORP is the largest publicly traded pawn shop and pay day loan operator. Ironically, in a tough economic environment, there is ever increasing demand for their services.

Stock selection in Financials and Healthcare was strong and they were our two strongest performing sectors, relative to the underlying benchmark.

Osh Kosh Truck (“Osh Kosh”) was a disappointing holding in 2008 and negatively impacted the Portfolio. Osh Kosh makes trucks for military uses, garbage trucks and fire trucks. Concerns over military orders for its armored trucks and price competition in Europe have been headwinds for Osh Kosh. Nevertheless, we still believe that this is a well managed company that will ride out the cyclical headwinds.

Holly Corp. and Frontier Oil, both oil refinery companies, suffered as well. The downturn has negatively impacted gasoline demand, thus putting pressure on refinery margins. As the price of energy has come down, our overweight in Energy has also negatively impacted the Portfolio, although our stock picks in the energy sector outpaced the sector within the Portfolio’s benchmark.

David E. Schmidt, Portfolio Manager
OFI Institutional Asset Management, Inc.

Michael A. Crowe, Senior Managing Director
Rosa Welton, Senior Vice President
Mesirow Financial Investment Management, Inc.

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Transamerica Partners Small Core Portfolio

Sub-advisors:
Fort Washington Investment Advisors, Inc.
RS Investment Management Co., LLC
INVESCO Institutional (NA), Inc.
Wellington Management Company, LLP

Market Overview:

Fort Washington Investment Advisors, Inc. — The problems that plagued the markets in the second half of 2008 include but are not limited to:

•	The demise of several former bellwether financial firms.

•	The continued housing slump.

•	The freezing of the credit markets.

•	Rapid decline in commodity prices and commodity stocks.

What was different about fourth quarter, as compared to the prior quarter, is that the market seemed to find some solid footing, even if only since November 20-21, as several catalysts materialized to halt the rapid deterioration in investor sentiment.

The returns of the Portfolio were negatively impacted by the aforementioned issues and although the market rallied fairly significantly in the last five weeks of the year, it was not enough to offset the prior damage. The impact on the Portfolio from the market/economic environment was most acutely felt in the Energy sector from a negative absolute return perspective, as deteriorating global economic growth reduced demand for most commodities. In general, though, all sectors were impacted as well from the credit freeze that occurred.

RS Investment Management Co., LLC — Overall, 2008 was a year in which investors found few safe harbors. Most major sectors of the Russell 2000 Growth® Index experienced declines of more than 30%, with some sectors losing over 50%. Hardest hit in this environment were companies with weak balance sheets that relied on excess leverage. All of 2008 will likely be remembered for many years, and perhaps for decades, as one of the most turbulent periods in the modern history of equity markets.

INVESCO Institutional (NA), Inc. — The financial and economic crisis led to historic levels of market turbulence in 2008. The carnage intensified as the year progressed, with the fourth quarter generating negative returns for the Russell 2000® Value Index in excess of 20%, despite a positive return in December. For the year, U.S. equity markets across the style and capitalization range fell more than 30%. There was nowhere to hide as global equity markets generally fared worse than the U.S. There was no meaningful difference between U.S. growth and value stocks but large stocks underperformed small stocks in 2008, which was surprising given increased risk aversion.

A global flight to quality led to positive returns for U.S. treasuries, gold held fairly steady, and the U.S. dollar rose against all major currencies except the Japanese Yen.

Governments and central banks worldwide injected liquidity into the credit markets to stave off the near-collapse of the global financial system and to restrain the economic slowdown. The U.S Federal Funds rate dropped from 4.25% at year-end 2007 to near 0% at year-end 2008. During the year, we witnessed the largest bank failures in U.S. history. The investment banking industry was under severe duress, which led Bear Stearns and Merrill Lynch to be acquired by J.P. Morgan and Bank of America, respectively, while Lehman Brothers declared

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bankruptcy. Commodities were strong until global demand slowed, which led to a meaningful sell-off in the second half. Crude oil, which started the year around $100, peaked at $145 in July and ended the year around $44. By year-end, the financial crisis had spread to Main Street and the U.S. government extended bridge loans to the Big Three Detroit automakers to avoid their bankruptcy.

Wellington Management Company, LLP — The year ended December 31, 2008 was a difficult time for virtually all equity styles. Problems in the sub-prime mortgage market spread throughout the financial system, creating a full-blown liquidity/credit crisis that roiled global markets. The latter half of 2008 proved exceptionally tumultuous and was capped by an alarming series of events: the US government’s takeover of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and American International Group, Inc. (“AIG”); the failure of Lehman Brothers Holdings Inc.; the distressed sales of the commercial banking franchises of Washington Mutual, Inc. and Wachovia Corporation; Bank of America Corporation’s acquisition of Merrill Lynch & Co., Inc.; and the conversion of investment banks, The Goldman Sachs Group, Inc. and Morgan Stanley, to commercial banks.

With an unprecedented level of coordination and cooperation, the US Treasury Department and the Federal Reserve Board (“Fed”) presided over efforts to resuscitate credit markets and stabilize the financial system, culminating in the creation of the $700 billion Troubled Asset Relief Program (“TARP”). An initial $350 billion was invested in nine large US financial institutions in an attempt to restore confidence in the system.

Concerns about inflation persisted through much of the fiscal year, fueled by record-high commodity prices. These worries were largely abated as the period came to a close, when slowing US demand and the weakening global economy caused oil and other commodities prices to drop. Over the year, the Fed lowered the fed funds rate from 4.25% to virtually 0.00%. The ongoing correction in the housing market, debt deflation, rising unemployment, and sluggish production and consumption patterns increasingly pointed to recession, as the effects of the credit crisis worked through the real economy.

Portfolio Performance:

For the year ended December 31, 2008, Transamerica Partners Small Core Portfolio returned (36.06%). By comparison, its benchmark, the Russell 2000® Index, returned (33.79%).

Strategy Review:

Fort Washington Investment Advisors, Inc. — On the positive side of the ledger, relative returns in the Consumer Discretionary, Industrials, and Telecommunication Services sectors, along with a benefit from cash holdings helped to nearly offset the negative impact of the Energy, Healthcare and Technology sectors. Several healthcare names were particularly weak primarily due to company specific events. In addition, several energy names declined significantly due to the large drop in energy prices.

Individual names that added to performance include:

•	Industrials — Aerovironment, Duff & Phelps and ESCO Electronics

•	Consumer discretionary — Panera Bread Company, BJ’s Restaurants and PetMed Express

•	Healthcare — Genomic Health and Alexion Pharma

•	Financials — Ezcorp

•	Technology — Foundry Networks

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Among the individual names that detracted from performance:

•	Healthcare — RTI Biologics, Spectranetics, and BioMarin Pharma

•	Energy — ION Geophysical, Berry Petroleum, Lufkin Industries, and Atwood Oceanics

•	Industrials — Energy Conversion Devices

•	Technology — Wright Express

•	Materials — Terra Industries

The Portfolio is positioned as follows:

•	As has been the case for several years, our largest sector overweight continues to be Healthcare, by about 3% relative to the Portfolio’s benchmark. We continue to see the greatest number of opportunities in that sector for sustained, high growth relative to other sectors with less sensitivity to the broader economy.

•	The Consumer Staples sector is a new overweight position at about 2.6% over the Portfolio’s benchmark.

•	We are still about 2.5% underweight in Industrials and Technology as we are concerned about the impact of slowing global growth on the companies in these sectors. However, in Industrials, we saw opportunities to add to or initiate positions in stocks that were at extremely depressed levels due to concerns about domestic and/or global economic activity. We believe some of these companies should benefit from the new administration’s infrastructure stimulus package.

•	We have used the nearly unprecedented sell-off in some Energy names to take our energy sector position from what was an underweight to neutral.

•	Financials are now slightly underweight by about 1% relative to the Portfolio’s benchmark weight. We still own no banks or thrifts due to continuing concerns about the credit cycle. However, we are becoming more interested in those two groups and would begin to initiate positions once we believe we can appropriately assess the worst case credit cycle scenario.

RS Investment Management Co., LLC — Healthcare and Financial stocks detracted most significantly from relative performance. We believed that these economic sectors were well-positioned to weather a U.S. consumer-led recession and a global commodities-led slowdown, and they did decline by less within the Russell 2000® Growth Index than the Russell 2000® Index. Nonetheless, poor stock selection led to relative losses for the Portfolio. On the positive side, strong stock selection in the Energy sector— where we had anticipated challenges — aided relative returns.

In technology, EPIQ Systems, a software provider which processes bankruptcy claims, delivered positive returns for the year and was a clear beneficiary of the failures of several large companies in 2008. EPIQ is a good example of a technology company with high levels of recurring business — a meaningful focus in our approach to the sector. We continue to believe that this company could be well positioned for a prosperous 2009 and beyond.

During the year, the Healthcare sector detracted significantly from returns on both an absolute and relative basis. Key holdings included RTI Biologics, which performed poorly as the business was hampered by the macro environment.

While our relative overweighting in the financial services sector aided relative results, this benefit was more than offset by poor stock selection in the sector. We had particular trouble in the area of payments processing, which we had expected to be fairly recession-resistant. Declines in two large holdings — Cardtronics and TNS, Inc. — were primarily due to currency impacts and collateral damage from the consolidation and business failures in the financial services industry. In the case of Cardtronics, these troubles were compounded by the company’s self-

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inflicted execution issues. We exited the TNS position during the fourth quarter as business conditions deteriorated too rapidly and currency headwinds were too severe to overcome. Entering the new year, we have positioned the Portfolio with an overweight position in the Financial Services sector, employing a barbell approach that balances investments in recurring revenue businesses such as RiskMetrics Group and CyberSource with exposure to more credit-sensitive investments such as PrivateBancorp and Stifel Financial.

During these challenging times, and always, we remain committed to our principles of investing in fast-growing, high-margin companies with unique proprietary advantages and strong management teams. While the stock market punished all sectors and styles in the fourth quarter, our style was clearly not rewarded on an absolute basis. Nonetheless, we have not changed our investment process and we believe that, once the economy recovers and investment horizons lengthen, our fundamental research will again be rewarded.

Above all, we are committed to focusing on our core expertise and investment process. As fellow investors in the strategy, we thank you for your long-term investment.

INVESCO Institutional (NA), Inc. (Small Cap Core Strategy) — Small Cap Core is an active small capitalization strategy designed to capture excess returns through Invesco Quantitative Strategies’ proprietary multi-factor stock selection model. We believe that relative returns are predictable based on certain fundamental and behavioral concepts.

To capture excess return, our process:

1.	Systematically evaluates stocks within their industry using four key investment concepts: Earnings Momentum, Price Trend, Management Action, and Relative Value.

2.	Constructs the Portfolio and manages risk to limit the impact of unintended beta, size, and industry biases, through an optimization technique that seeks to maximize expected return at a specified level of risk.

3. Quantifies and rigorously tests investment themes.

Portfolio management decisions to underweight Energy and transportation sectors contributed favorably to excess returns, while decisions to overweight the Consumer Services sector detracted from relative returns. While overall portfolio management activities during 2008 did not produce excess returns for the Portfolio, the stock selection model used to assess the attractiveness of stocks within industries contributed favorably to relative returns.

Stock selection contributed to positive relative performance. The largest contribution came from the Consumer Services Company CSG Systems International. Oil States International, an Energy company, detracted from excess returns. Despite the crisis in the Financial sector, investments in First Bancorp and Platinum Underwriters Holdings added to excess return. Some of the portfolio holdings that are exposed to the production side of the economy fared poorly as signs of economic contraction became increasingly evident. Investments in Terra Industries and Olympic Steel, both from the Basic Materials sector, reduced relative returns as did an investment in Tecumseh Products, an Industrial sector manufacturer.

INVESCO Institutional (NA), Inc. (Small Cap Value Strategy) — Small Cap Value is an active small capitalization strategy designed to capture excess returns through Invesco Quantitative Strategies’ proprietary multi-factor stock selection model. We believe that relative returns are predictable based on certain fundamental and behavioral concepts.

To capture excess return, our process:

1.	Systematically evaluates stocks within their industry using four key investment concepts: Earnings Momentum, Price Trend, Management Action, and Relative Value.

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2.	Constructs the Portfolio and manages risk to limit the impact of unintended beta, size, and industry biases, through an optimization technique that seeks to maximize expected return at a specified level of risk.

3.	Quantifies and rigorously tests investment themes.

While overall portfolio management activities during 2008 did not produce excess returns for the Portfolio, the stock selection model used to assess the attractiveness of stocks within industries contributed favorably to relative returns.

Stock selection contributed positively to excess returns as did decisions to hold stocks with lower than market betas. Exposure to stocks with historically higher relative strength detracted from returns. While our decisions regarding which stocks to overweight aided returns, stocks that were in the Portfolio’s benchmark and that were not held in the Portfolio lowered relative returns. Favorable return contributions came from holdings in CSG Systems International (Consumer Services sector), Stone Energy (Energy sector), and First Bancorp (Financial sector). Stocks detracting from returns include Blyth Inc. (Consumer sector), Graftech International (Industrials sector), and Tecumseh Products (Industrials sector).

Wellington Management Company, LLP — Our investment approach emphasizes bottom up stock selection. The Portfolio is constructed without regard to sector weights however, we do carefully consider diversification to limit risk. Relative out-performance was aided by strong stock selection within the Consumer Discretionary, Materials, and Energy sectors.

Within Consumer Discretionary, holdings in Cato, Choice Hotels, and Helen of Troy outperformed.

Materials holdings Compass Mineral and Zep were the Portfolio’s largest absolute contributors. Compass Mineral owns very long-lived reserves of salt in North America and England which are used for highway de-icing and consumer, agricultural, and industrial applications. The company also produces and markets sulfate of potash, a specialty fertilizer. Severe winter weather in the Midwest, as well as rapidly escalating potash prices, significantly increased the company’s earnings prospects for 2008. We trimmed our position over the period as escalating potash prices pushed the stock toward our target price.

The Portfolio’s largest relative contributor during the period was independent oil and gas exploration and production company, Whiting Petreoleum. The company benefited from favorable oil and gas pricing trends given its strong and growing reserve position and exploration potential. We trimmed the position during the third quarter on strength following the run-up in oil prices.

Stock selection in Industrials detracted from relative performance as a weakening economy contributed to price declines in several holdings including ACCO, Belden, AirTran, Albany, and Carlisle. Positive relative performance was also modestly offset by our underweight to and our security selection within the Financials sector.

Bihag N. Patel, CFA, Senior Portfolio Manager
David K. Robinson, CFA, Senior Portfolio Manager
Daniel J. Kapusta, Senior Portfolio Manager
Richard R. Jandrain III, Managing Director/Senior Portfolio Manager
Fort Washington Investment Advisors, Inc.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Bill Wolfenden
Scott Tracy
Co-Portfolio Managers
RS Investment Management Co., LLC

Jeremy Lefkowitz, Head of Portfolio Management
Dan Kostyk, Portfolio Manager
Glen Murphy, Portfolio Manager
Anthony Munchak, Portfolio Manager
Francis Orlando, Portfolio Manager
INVESCO Institutional (NA), Inc.

Stephen T. O’Brien, Ssenior Vice President/Equity Portfolio Manager
Timothy J. McCormack, CFA, Vice President/Equity Portfolio Manager
Shaun F. Pedersen, Vice President/Equity Portfolio Manager
Wellington Management Company, LLP

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners Small Growth Portfolio

Sub-advisor:
Perimeter Capital Partners LLC

Market Overview:

The fiscal year ended December 31, 2008 was the worst year for U.S. equities since 1931 and was a particularly difficult year for small cap growth managers, where fewer than 20% of managers beat the Russell 2000® Growth Index (Source: Merrill Lynch). The market began the year poorly, posting double digit negative returns in the first quarter as sub prime fears and the eventual collapse of Bear Stearns weighed on stocks. In fact, Energy was the only sector to post positive returns in that quarter. The Federal Reserve target interest rate began 2008 at 4.25%, down from 5.25% in September 2007.

By mid-year Energy continued its ascent as oil increased to over $140 per barrel. Energy stocks in the Russell 2000® Growth Index contributed 3.61% of the total second quarter benchmark return of 4.48%. There was also a large cap bias to the second quarter as investors fled to larger companies with less perceived risk. Managers that remained true to their small cap style were negatively impacted by this phenomenon. Credit concerns and unemployment accelerated and by the third quarter the government began debating the bailout bill. It also became clear that the credit fever was not limited to the U.S. but the global economy would also be roiled. Upon this development, the U.S. dollar surged, creating a tailwind for small cap stocks since small caps tend to have less international exposure.

Poor economic data accelerated into the end of year while the market managed to bottom on November 21st. This date marked what appears to be the early stages of sector and cyclical rotation, an event that we have been anticipating, where defensive sectors and stocks that had been outperforming begin to under-perform. After November 21st, the market rallied more than 20% as investors began the shift toward early cyclical stocks, oversold stocks, and companies likely to benefit from the infrastructure stimulus planned to begin in 2009.

Performance:

For the year ended December 31, 2008, Transamerica Partners Small Growth Portfolio returned (37.87%). By comparison, its benchmark, the Russell 2000® Growth Index, returned (38.54%).

Strategy Review:

The Portfolio is designed as a highly-diversified, equally-weighted portfolio. Our process is systematic and has been tested in both up and downward trending markets. Our investment process concentrates our focus on stocks that exhibit sustainable relative growth characteristics that we believe are paramount to future out-performance. In 2008, stock selection represented all of the alpha generation in the Portfolio beating the Russell 2000® Growth Index in seven out of ten sectors, with notable strength in Consumer Discretionary, Healthcare, and Materials sectors.

A significant contributor was Emergent Biosolutions (EBS). This biopharmaceutical company with the only FDA approved vaccine for Anthrax prevention received a large vaccine contract to increase strategic government stockpiles, essentially securing revenues through 2011. After the company demonstrated insider selling, the intent to raise equity, and exceptional out-performance, we exited our position.

In another example, software company EPIQ Systems (EPIQ) is benefiting from accelerating bankruptcies, including such high profile cases such as Lehman Brothers. The company services the legal profession with a

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

focus on corporate bankruptcy proceedings. Given this environment, we expect bankruptcies to escalate further, fueling strong earnings growth over the next couple of years, and we maintain a large position on that basis.

In the Energy sector, oil service company Hercules Offshore (HERO) was a detractor from performance in 2008 as it provides shallow water drilling rigs, inland barge rigs, and lift-boats to energy producers in the Gulf of Mexico. Production in the shallow water Gulf of Mexico is very sensitive to changes in commodity prices and as a result the stock sold off drastically.

Economic uncertainty is the topic of discussion at every turn and it is this uncertainty that keeps a lid on the market as bulls and bears jockey for position. We remain committed to our investment discipline, which once again prevailed in a very difficult market, and we are excited about the prospects for the Portfolio going forward.

Mark D. Garfinkel, CFA
Portfolio Manager
Perimeter Capital Partners LLC

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Transamerica Partners International Equity Portfolio

Sub-advisors:
LSV Asset Management
Wellington Management Company, LLP

Market Environment:

LSV Asset Management — The fiscal year ended December 31, 2008 was the worst year for foreign stocks in the 38 year history of the MSCI EAFE Index (the “Index”), which fell 43.4% in U.S. dollar terms. A global economic slowdown and credit crisis impacted markets around the globe with every country in the Index falling sharply. Japan was the best performer with a return of (29.2%) in U.S. dollar terms while Ireland fell nearly 72%. The U.S. dollar strengthened against most currencies and added to the woes of U.S. dollar based investors. Stocks in the Index fell 40.3% in local currency terms indicating that an additional 3.1% of the total return was due to the currency effect of a stronger dollar.

Problems in the credit markets spread around the globe as what was perceived to be a U.S. sub-prime crisis impacted banks all over the planet. Even the largest bank in Iceland was impacted by the credit crisis and had to be rescued by its government. All over Europe, banks sought refuge with the same fury we saw here in the United States. At the same time, there was a global effort on the part of central banks to try and stabilize the financial system and re-instill confidence on the part of investors. There were several coordinated ’rate-cuts’ and multiple stimulus packages announced to try and reverse the downward economic spiral.

While it is too early to tell if these stimulus packages will work, one thing that is clear is that the bear market has created some amazing bargains in terms of stock prices. Many companies are trading at single digit price/earnings ratios and the overall market is trading at 1.3x book value. Clearly, corporate earnings are distressed, but stock prices are as well and opportunities to pick up quality companies at low multiples exist all over the world.

Wellington Management Company, LLP — The fiscal year ended December 31, 2008 was a difficult time for virtually all equity styles. Problems in the sub-prime mortgage market spread throughout the financial system, creating a full-blown liquidity/credit crisis that roiled global markets. The final two months of the fiscal year proved exceptionally tumultuous and were capped by an alarming series of events: the US government’s takeover of the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and American International Group, Inc. (“AIG”); the failure of Lehman Brothers Holdings Inc.; the distressed sales of the commercial banking franchises of Washington Mutual, Inc. and Wachovia Corporation; Bank of America Corporation’s acquisition of Merrill Lynch & Co., Inc.; and the conversion of investment banks, The Goldman Sachs Group, Inc. and Morgan Stanley, to commercial banks.

With an unprecedented level of coordination and cooperation, the US Treasury Department and the Federal Reserve Board (“Fed”) presided over efforts to resuscitate credit markets and stabilize the financial system, culminating in the creation of the $700 billion Troubled Asset Relief Program (“TARP”). An initial $350 billion was invested in nine large US financial institutions in an attempt to restore confidence in the system.

Concerns about inflation persisted through much of the fiscal year, fueled by record-high commodity prices. These worries were largely abated as the period came to a close, when slowing US demand and the weakening global economy caused oil and other commodities prices to drop. Over the year, the Fed lowered the fed funds rate from 4.25% to virtually 0.00%. The ongoing correction in the housing market, debt deflation, rising unemployment, and sluggish production and consumption patterns increasingly pointed to recession, as the effects of the credit crisis worked through the real economy.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

Performance:

For the year ended December 31, 2008, Transamerica Partners International Equity Portfolio returned (49.94%). By comparison, its benchmark, the MSCI World Ex-US Index, returned (43.23%).

Strategy Review:

LSV Asset Management — LSV Asset Management is a quantitative value manager focused on building a diversified portfolio of stocks with attractive fundamentals. The Portfolio could be characterized as “deep value” in nature because LSV maintains below benchmark valuations metrics like price/cash flow, price/earnings, price/book and price/sales values. Stock selection and this style bias are the primary contributors to results over time since LSV takes only very small country or sector bets relative to a benchmark. LSV’s style is complementary to the other sub-advisor on the Portfolio.

For the year, LSV lagged the Portfolio’s benchmark by about 1%. Value stocks performed worse than growth stocks during the year, as the Portfolio’s benchmark lagged the MSCI World Ex-US Index by 0.7%. LSV’s deep value bias was the single largest detractor for the year. Low price/earnings multiple stocks performed worse than high price/earnings multiple stocks even within our ‘value’ benchmark. Our bias focusing on the cheaper stocks cost us around 3% for the year.

The single largest contributor (+65bp) for the year, relative to the benchmark, was The Royal Bank of Scotland Group (RBS) which declined sharply but was not owned in the Portfolio. RBS was a large position in the Portfolio’s benchmark and we were fortunate not to own that stock. The next largest contributors were NTT Docomo and Nippon Telegraph and Telephone Corp. from Japan where we had overweights. However, we were also overweight in some of the auto companies which pared back results as that industry underperformed the market. Positions in Peugeot (France) and Nissan Motor (Japan) cost us more than 70bp relative to the Portfolio’s benchmark.

Wellington Management Company, LLP — Portfolio positioning is the result of fundamental, bottom up stock selection. As growth investors, we look for companies with improving fundamentals that are likely to exceed market expectations. We prefer to buy companies after we are able to confirm that fundamentals are getting better. Underperformance during the year was led by unfavorable stock selection in Financials, Consumer Discretionary, and Industrials.

Stock selection within Financials detracted from relative performance, particularly our positions in global financial services firm UBS, and United Kingdom based bank, Barclays. Both firms were negatively impacted by the global credit crisis. Shares of UBS declined on news that exposures to subprime loans were larger than expected which resulted in a dilutive capital raise.

Performance within Consumer Discretionary was hurt by our position in Arcandor. The German retailer was the Portfolio’s largest absolute and relative detractor during the reporting period. The company reduced its full year earnings guidance amid a challenging retail environment in Western Europe given the slowing economy. We eliminated our position on the expectation of further global weakness.

Within Industrials our capital goods holdings detracted from performance, particularly our positions in Suntech Power, Renewable Energy, and Hansen Transmissions. These alternative energy stocks were impacted by both falling oil prices and lower demand due to the global credit crisis.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2008
(Unaudited)

The Portfolio benefited from sector allocation decisions, including a lower-than-benchmark weight to Materials and Energy and a higher-than-benchmark weight to the Healthcare sector. The Portfolio also benefited from an opportunistic cash position, which helped relative performance in a downward-trending market.

Josef Lakonishok, Ph.D., Chief Investment Officer
Puneet Mansharamani, CFA
Menno Vermeulen, CFA
Co-Portfolio Managers
LSV Asset Management

Andrew J. Offitt, Senior Vice President/Equity Portfolio Manager
Jean-Marc Berteaux, Senior Vice President/Equity Portfolio Manager
Matthew D. Hudson, CFA, Vice President, Equity Portfolio Manager
Wellington Management Company, LLP

TRANSAMERICA PARTNERS PORTFOLIOS
MONEY MARKET

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$1,198,284,597
Repurchase agreements (cost equals market value)	126,452,311
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	—
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	1,441,153
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	—

Total assets	1,326,178,061

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	296,958
Accrued expenses	79,354

Total liabilities	376,312

Net assets	$1,325,801,749

Securities, at cost	$1,198,284,597

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$32,676,307
Securities lending income (net)	—
Dividend income	—
Less: foreign withholding taxes	—

Total income	32,676,307

Expenses (Note 2):
Investment advisory fees	3,029,823
Custody fees	124,447
Audit fees	29,136
Legal fees	52,713
Reports to shareholders	13,766
Other fees	32,081

Total expenses	3,281,966
Expenses reimbursed by the Advisor	—

Net expenses	3,281,966

Net investment income (loss)	29,394,341

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(546,399)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(546,399)

Change in net unrealized appreciation (depreciation) on:
Securities	—
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

—

Net realized and unrealized gains (losses) on investments	(546,399)

Net increase (decrease) in net assets resulting from operations	$28,847,942

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$29,394,341	$49,560,669
Net realized gains (losses) on investments	(546,399)	—
Change in net unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	28,847,942	49,560,669

From transactions in investors’ beneficial interests:
Contributions	4,260,151,227	2,954,349,154
Withdrawals	(4,013,993,525)	(2,879,054,327)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	246,157,702	75,294,827

Net increase (decrease) in net assets	275,005,644	124,855,496

Net assets:
Beginning of year	1,050,796,105	925,940,609

End of year	$1,325,801,749	$1,050,796,105

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
HIGH QUALITY BOND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$426,608,085
Repurchase agreements (cost equals market value)	2,244,128
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	—
Receivable for principal paydowns	4,774
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	2,949,860
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	12,372

Total assets	431,819,219

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	10,391,435
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	133,008
Accrued expenses	63,273

Total liabilities	10,587,716

Net assets	$421,231,503

Securities, at cost	$445,227,379

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$24,026,900
Securities lending income (net)	248,119
Dividend income	—
Less: foreign withholding taxes	—

Total income	24,275,019

Expenses (Note 2):
Investment advisory fees	1,839,044
Custody fees	95,462
Audit fees	31,320
Legal fees	19,076
Reports to shareholders	6,845
Other fees	16,865

Total expenses	2,008,612
Expenses reimbursed by the Advisor	—

Net expenses	2,008,612

Net investment income (loss)	22,266,407

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	3,031,998
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

3,031,998

Change in net unrealized appreciation (depreciation) on:
Securities	(20,430,574)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(20,430,574)

Net realized and unrealized gains (losses) on investments	(17,398,576)

Net increase (decrease) in net assets resulting from operations	$4,867,831

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$22,266,407	$37,058,128
Net realized gains (losses) on investments	3,031,998	(1,923,414)
Change in net unrealized appreciation (depreciation) on investments	(20,430,574)	8,617,100

Net increase (decrease) in net assets resulting from operations	4,867,831	43,751,814

From transactions in investors’ beneficial interests:
Contributions	202,813,678	284,629,480
Withdrawals	(619,741,245)	(312,713,241)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(416,927,567)	(28,083,761)

Net increase (decrease) in net assets	(412,059,736)	15,668,053

Net assets:
Beginning of year	833,291,239	817,623,186

End of year	$421,231,503	$833,291,239

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
INFLATION-PROTECTED SECURITIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$367,010,700
Repurchase agreements (cost equals market value)	17,373,040
Cash at broker	—
Foreign currency holdings, at value (cost $785)	641
Receivable for securities sold	1,446,198
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	217,532
Interest receivable	3,230,575
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	88,937

Total assets	389,367,623

Liabilities:
Due to Advisor	819
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	602
Variation margin payable	—
Accrued investment advisory fees	124,135
Accrued expenses	44,193

Total liabilities	169,749

Net assets	$389,197,874

Securities, at cost	$390,207,359

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$23,970,791
Securities lending income (net)	962,266
Dividend income	—
Less: foreign withholding taxes	—

Total income	24,933,057

Expenses (Note 2):
Investment advisory fees	1,624,043
Custody fees	68,688
Audit fees	31,350
Legal fees	59,258
Reports to shareholders	4,001
Other fees	10,927

Total expenses	1,798,267
Expenses reimbursed by the Advisor	(1,560)

Net expenses	1,796,707

Net investment income (loss)	23,136,350

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(11,524,452)
Swap contracts	—
Futures	(324,134)
Written options	438,028
Foreign currency transactions	1,066,842

(10,343,716)

Change in net unrealized appreciation (depreciation) on:
Securities	(28,387,680)
Futures	(246,704)
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	5,249

(28,629,135)

Net realized and unrealized gains (losses) on investments	(38,972,851)

Net increase (decrease) in net assets resulting from operations	$(15,836,501)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$23,136,350	$7,583,583
Net realized gains (losses) on investments	(10,343,716)	805,098
Change in net unrealized appreciation (depreciation) on investments	(28,629,135)	5,212,164

Net increase (decrease) in net assets resulting from operations	(15,836,501)	13,600,845

From transactions in investors’ beneficial interests:
Contributions	509,258,026	72,255,744
Withdrawals	(253,237,047)	(87,524,361)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	256,020,979	(15,268,617)

Net increase (decrease) in net assets	240,184,478	(1,667,772)

Net assets:
Beginning of year	149,013,396	150,681,168

End of year	$389,197,874	$149,013,396

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
CORE BOND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$2,035,413,009
Repurchase agreements (cost equals market value)	8,044,299
Cash at broker	—
Foreign currency holdings, at value (cost $840,794)	775,349
Receivable for securities sold	446,707,833
Receivable for principal paydowns	546,113
Unrealized appreciation on foreign currency forward contracts (Note 8)	1,777,139
Swap contracts, at value	86,452,741
Variation margin receivable	—
Interest receivable	16,355,729
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	6,910

Total assets	2,596,079,122

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	2,425,000
Payable for securities purchased	593,609,189
Securities sold short, at value (proceeds $247,817,336)	249,802,832
Written options, at value (premium $5,578,640)	11,129,683
Swap contracts, at value	68,795,481
Unrealized depreciation on foreign currency forward contracts (Note 8)	1,331,381
Variation margin payable	991,224
Accrued investment advisory fees	522,400
Accrued expenses	159,247

Total liabilities	928,766,437

Net assets	$1,667,312,685

Securities, at cost	$2,182,914,107

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$105,857,454
Securities lending income (net)	190,713
Dividend income	1,162,915
Less: foreign withholding taxes	—

Total income	107,211,082

Expenses (Note 2):
Investment advisory fees	6,828,373
Custody fees	333,670
Audit fees	34,278
Legal fees	74,061
Reports to shareholders	22,295
Other fees	58,756

Total expenses	7,351,433
Expenses reimbursed by the Advisor	—

Net expenses	7,351,433

Net investment income (loss)	99,859,649

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	9,935,943
Swap contracts	12,985,532
Futures	3,361,537
Written options	1,442,401
Foreign currency transactions	4,747,104

32,472,517

Change in net unrealized appreciation (depreciation) on:
Securities	(164,963,161)
Futures	4,704,952
Written options	(5,580,075)
Short sales	(1,647,598)
Swap contracts	(3,995,346)
Foreign currency translations	431,115

(171,050,113)

Net realized and unrealized gains (losses) on investments	(138,577,596)

Net increase (decrease) in net assets resulting from operations	$(38,717,947)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$99,859,649	$103,906,486
Net realized gains (losses) on investments	32,472,517	(16,401,628)
Change in net unrealized appreciation (depreciation) on investments	(171,050,113)	52,800,139

Net increase (decrease) in net assets resulting from operations	(38,717,947)	140,304,997

From transactions in investors’ beneficial interests:
Contributions	611,898,545	568,414,773
Withdrawals	(1,154,747,429)	(537,661,703)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(542,848,884)	30,753,070

Net increase (decrease) in net assets	(581,566,831)	171,058,067

Net assets:
Beginning of year	2,248,879,516	2,077,821,449

End of year	$1,667,312,685	$2,248,879,516

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
TOTAL RETURN BOND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$370,821,558
Repurchase agreements (cost equals market value)	8,409,852
Cash at broker	1,979,276
Foreign currency holdings, at value	—
Receivable for securities sold	4,681,444
Receivable for principal paydowns	64,769
Unrealized appreciation on foreign currency forward contracts (Note 8)	254,125
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	2,873,524
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	1,436

Total assets	389,085,984

Liabilities:
Due to Advisor	1,122
Due to Custodian	—
Payable for written options	1,190
Collateral for securities out on loan	464,950
Payable for securities and options purchased	85,844,550
Securities sold short, at value	—
Written options, at value (premium $790,246)	1,832,872
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	100,312
Variation margin payable	270,258
Accrued investment advisory fees	94,757
Accrued expenses	62,973

Total liabilities	88,672,984

Net assets	$300,413,000

Securities, at cost	$436,741,912

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$20,330,889
Securities lending income (net)	209,470
Dividend income	107,084
Less: foreign withholding taxes	—

Total income	20,647,443

Expenses (Note 2):
Investment advisory fees	1,337,043
Custody fees	125,558
Audit fees	26,870
Legal fees	14,270
Reports to shareholders	4,061
Other fees	10,837

Total expenses	1,518,639
Expenses reimbursed by the Advisor	(148)

Net expenses	1,518,491

Net investment income (loss)	19,128,952

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	1,457,431
Swap contracts	—
Futures	2,134,369
Written options	711,289
Foreign currency transactions	458,927

4,762,016

Change in net unrealized appreciation (depreciation) on:
Securities	(60,927,610)
Futures	2,286,198
Written options	(790,097)
Short sales	—
Swap contracts	—
Foreign currency translations	206,722

(59,224,787)

Net realized and unrealized gains (losses) on investments	(54,462,771)

Net increase (decrease) in net assets resulting from operations	$(35,333,819)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$19,128,952	$14,141,643
Net realized gains (losses) on investments	4,762,016	2,612,690
Change in net unrealized appreciation (depreciation) on investments	(59,224,787)	(5,712,368)

Net increase (decrease) in net assets resulting from operations	(35,333,819)	11,041,965

From transactions in investors’ beneficial interests:
Contributions	156,252,922	333,268,808
Withdrawals	(210,793,599)	(74,659,704)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(54,540,677)	258,609,104

Net increase (decrease) in net assets	(89,874,496)	269,651,069

Net assets:
Beginning of year	390,287,496	120,636,427

End of year	$300,413,000	$390,287,496

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
HIGH YIELD BOND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$388,747,535
Repurchase agreements (cost equals market value)	39,226,732
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	495,494
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	13,353,487
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	—

Total assets	441,823,248

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	1,697,349
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	204,874
Accrued expenses	57,571

Total liabilities	1,959,794

Net assets	$439,863,454

Securities, at cost	$589,080,397

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$55,315,675
Securities lending income (net)	—
Dividend income	178,660
Less: foreign withholding taxes	—

Total income	55,494,335

Expenses (Note 2):
Investment advisory fees	3,006,017
Custody fees	100,557
Audit fees	31,332
Legal fees	20,377
Reports to shareholders	5,834
Other fees	19,423

Total expenses	3,183,540
Expenses reimbursed by the Advisor	—

Net expenses	3,183,540

Net investment income (loss)	52,310,795

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(47,659,274)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(47,659,274)

Change in net unrealized appreciation (depreciation) on:
Securities	(177,504,943)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(177,504,943)

Net realized and unrealized gains (losses) on investments	(225,164,217)

Net increase (decrease) in net assets resulting from operations	$(172,853,422)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$52,310,795	$43,380,175
Net realized gains (losses) on investments	(47,659,274)	2,952,445
Change in net unrealized appreciation (depreciation) on investments	(177,504,943)	(36,569,793)

Net increase (decrease) in net assets resulting from operations	(172,853,422)	9,762,827

From transactions in investors’ beneficial interests:
Contributions	263,465,864	201,336,632
Withdrawals	(189,476,006)	(174,702,497)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	73,989,858	26,634,135

Net increase (decrease) in net assets	(98,863,564)	36,396,962

Net assets:
Beginning of year	538,727,018	502,330,056

End of year	$439,863,454	$538,727,018

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
BALANCED

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$178,762,974
Repurchase agreements (cost equals market value)	3,771,297
Cash at broker	1,291,676

Foreign currency holdings, at value	—
Receivable for securities sold	3,170,356
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	141,181
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	910,946
Dividends receivable	202,448
Foreign tax reclaim receivable	—
Receivable from Advisor	6,656
Receivable from securities lending (net)	5,523

Total assets	188,263,057

Liabilities
Due to Advisor	—
Due to Custodian	—
Payable for written options	289
Collateral for securities out on loan	1,911,215
Payable for securities and options purchased	16,137,515
Securities sold short, at value	—
Written options, at value (premium $205,967)	486,063
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	37,687
Variation margin payable	611,171
Accrued investment advisory fees	67,414
Accrued expenses	81,593

Total liabilities	19,332,947

Net assets	$168,930,110

Securities, at cost	$230,029,462

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$6,296,976
Securities lending income (net)	54,332
Dividend income	3,260,803
Less: foreign withholding taxes	(20)

Total income	9,612,091

Expenses (Note 2):
Investment advisory fees	1,093,922
Custody fees	149,403
Audit fees	34,733
Legal fees	6,516
Reports to shareholders	1,354
Other fees	8,974

Total expenses	1,294,902
Expenses reimbursed by the Advisor	(79,435)

Net expenses	1,215,467

Net investment income (loss)	8,396,624

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(18,595,341)
Swap contracts	—
Futures	(376,725)
Written options	212,221
Foreign currency transactions	222,603

(18,537,242)

Change in net unrealized appreciation (depreciation) on:
Securities	(62,133,235)
Futures	1,004,345
Written options	(179,508)
Short sales	—
Swap contracts	—
Foreign currency translations	119,278

(61,189,120)

Net realized and unrealized gains (losses) on investments	(79,726,362)

Net increase (decrease) in net assets resulting from operations	$(71,329,738)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$8,396,624	$10,529,981
Net realized gains (losses) on investments	(18,537,242)	22,785,211
Change in net unrealized appreciation (depreciation) on investments	(61,189,120)	(25,666,220)

Net increase (decrease) in net assets resulting from operations	(71,329,738)	7,648,972

From transactions in investors’ beneficial interests:
Contributions	40,381,517	87,795,282
Withdrawals	(118,756,852)	(158,457,872)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(78,375,335)	(70,662,590)

Net increase (decrease) in net assets	(149,705,073)	(63,013,618)

Net assets:
Beginning of year	318,635,183	381,648,801

End of year	$168,930,110	$318,635,183

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
LARGE VALUE
(FORMERLY, VALUE & INCOME)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$1,436,124,647
Repurchase agreements (cost equals market value)	11,411,786
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	—
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	3
Dividends receivable	4,033,614
Foreign tax reclaim receivable	1,600
Receivable from Advisor	1,478
Receivable from securities lending (net)	94,715

Total assets	1,451,667,843

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	573,116
Accrued expenses	124,580

Total liabilities	697,696

Net assets	$1,450,970,147

Securities, at cost	$2,137,281,482

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$348,288
Securities lending income (net)	1,373,828
Dividend income	67,852,034
Less: foreign withholding taxes	(186,310)

Total income	69,387,840

Expenses (Note 2):
Investment advisory fees	10,367,668
Custody fees	324,082
Audit fees	27,983
Legal fees	278,122
Reports to shareholders	28,310
Other fees	79,970

Total expenses	11,106,135
Expenses reimbursed by the Advisor	(1,478)

Net expenses	11,104,657

Net investment income (loss)	58,283,183

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(202,203,330)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(202,203,330)

Change in net unrealized appreciation (depreciation) on:
Securities	(1,044,249,653)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(1,044,249,653)

Net realized and unrealized gains (losses) on investments	(1,246,452,983)

Net increase (decrease) in net assets resulting from operations	$(1,188,169,800)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$58,283,183	$59,270,899
Net realized gains (losses) on investments	(202,203,330)	217,908,338
Change in net unrealized appreciation (depreciation) on investments	(1,044,249,653)	(321,315,389)

Net increase (decrease) in net assets resulting from operations	(1,188,169,800)	(44,136,152)

From transactions in investors’ beneficial interests:
Contributions	536,264,110	819,077,669
Withdrawals	(1,062,148,938)	(1,148,860,468)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(525,884,828)	(329,782,799)

Net increase (decrease) in net assets	(1,714,054,628)	(373,918,951)

Net assets:
Beginning of year	3,165,024,775	3,538,943,726

End of year	$1,450,970,147	$3,165,024,775

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
VALUE

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$62,637,003
Repurchase agreements (cost equals market value)	1,274,730
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	—
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	18
Dividends receivable	118,210
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	470

Total assets	64,030,431

Liabilities:
Due to Advisor	1,440
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	2,594,000
Payable for securities purchased	671,845
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	25,979
Accrued expenses	33,603

Total liabilities	3,326,867

Net assets	$60,703,564

Securities, at cost	$93,701,072

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$50,596
Securities lending income (net)	52,958
Dividend income	3,171,970
Less: foreign withholding taxes	(2,594)

Total income	3,272,930

Expenses (Note 2):
Investment advisory fees	544,167
Custody fees	29,117
Audit fees	26,875
Legal fees	3,170
Reports to shareholders	1,349
Other fees	4,091

Total expenses	608,769
Expenses reimbursed by the Advisor	(10,265)

Net expenses	598,504

Net investment income (loss)	2,674,426

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(56,111,388)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(56,111,388)

Change in net unrealized appreciation (depreciation) on:
Securities	(5,216,768)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(5,216,768)

Net realized and unrealized gains (losses) on investments	(61,328,156)

Net increase (decrease) in net assets resulting from operations	$(58,653,730)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$2,674,426	$2,237,723
Net realized gains (losses) on investments	(56,111,388)	11,397,018
Change in net unrealized appreciation (depreciation) on investments	(5,216,768)	(32,193,595)

Net increase (decrease) in net assets resulting from operations	(58,653,730)	(18,558,854)

From transactions in investors’ beneficial interests:
Contributions	49,620,283	102,985,023
Withdrawals	(71,828,915)	(44,143,149)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(22,208,632)	58,841,874

Net increase (decrease) in net assets	(80,862,362)	40,283,020

Net assets:
Beginning of year	141,565,926	101,282,906

End of year	$60,703,564	$141,565,926

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
LARGE CORE
(FORMERLY, GROWTH & INCOME)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$274,318,610
Repurchase agreements (cost equals market value)	1,295,878
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	16,351,569
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	40,724
Interest receivable	28
Dividends receivable	485,190
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	16,733

Total assets	292,508,732

Liabilities:
Due to Advisor	7,620
Due to Custodian	4,428,383
Due to Broker for swap contracts	—
Collateral for securities out on loan	4,004,157
Payable for securities purchased	2,023,924
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	152,673
Accrued expenses	117,994

Total liabilities	10,734,751

Net assets	$281,773,981

Securities, at cost	$357,237,301

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$111,257
Securities lending income (net)	156,129
Dividend income	8,739,039
Less: foreign withholding taxes	(8,512)

Total income	8,997,913

Expenses (Note 2):
Investment advisory fees	2,754,656
Custody fees	147,305
Audit fees	34,702
Legal fees	16,285
Reports to shareholders	7,237
Other fees	18,165

Total expenses	2,978,350
Expenses reimbursed by the Advisor	—

Net expenses	2,978,350

Net investment income (loss)	6,019,563

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(69,106,523)
Swap contracts	—
Futures	(3,449,144)
Written options	—
Foreign currency transactions	—

(72,555,667)

Change in net unrealized appreciation (depreciation) on:
Securities	(139,037,717)
Futures	45,619
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(138,992,098)

Net realized and unrealized gains (losses) on investments	(211,547,765)

Net increase (decrease) in net assets resulting from operations	$(205,528,202)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$6,019,563	$11,495,679
Net realized gains (losses) on investments	(72,555,667)	107,197,849
Change in net unrealized appreciation (depreciation) on investments	(138,992,098)	(89,687,401)

Net increase (decrease) in net assets resulting from operations	(205,528,202)	29,006,127

From transactions in investors’ beneficial interests:
Contributions	90,488,196	165,902,628
Withdrawals	(506,447,834)	(450,667,179)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(415,959,638)	(284,764,551)

Net increase (decrease) in net assets	(621,487,840)	(255,758,424)

Net assets:
Beginning of year	903,261,821	1,159,020,245

End of year	$281,773,981	$903,261,821

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
LARGE GROWTH
(FORMERLY, EQUITY GROWTH)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$1,154,549,362
Repurchase agreements (cost equals market value)	11,992,800
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	4,408,960
Receivable for principal paydowns
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	267
Dividends receivable	2,385,724
Foreign tax reclaim receivable	242,161
Receivable from Advisor	—
Receivable from securities lending (net)	111,038

Total assets	1,173,690,312

Liabilities:
Due to Advisor	—
Due to Custodian	975,148
Due to Broker for swap contracts	—
Collateral for securities out on loan	38,010,546
Payable for securities purchased	3,181,276
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	619,616
Accrued expenses	120,973

Total liabilities	42,907,559

Net assets	$1,130,782,753

Securities, at cost	$1,429,056,484

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$1,047,633
Securities lending income (net)	721,689
Dividend income	25,874,240
Less: foreign withholding taxes	(242)

Total income	27,643,320

Expenses (Note 2):
Investment advisory fees	10,928,969
Custody fees	286,839
Audit fees	33,207
Legal fees	56,449
Reports to shareholders	22,341
Other fees	64,151

Total expenses	11,391,956
Expenses reimbursed by the Advisor	—

Net expenses	11,391,956

Net investment income (loss)	16,251,364

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(312,714,370)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	(6,083)

(312,720,453)

Change in net unrealized appreciation (depreciation) on:
Securities	(519,835,635)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	(2,374)

(519,838,009)

Net realized and unrealized gains (losses) on investments	(832,558,462)

Net increase (decrease) in net assets resulting from operations	$(816,307,098)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07

From operations:
Net investment income (loss)	$16,251,364	$14,990,153
Net realized gains (losses) on investments	(312,720,453)	348,453,513
Change in net unrealized appreciation (depreciation) on investments	(519,838,009)	(77,577,264)

Net increase (decrease) in net assets resulting from operations	(816,307,098)	285,866,402

From transactions in investors’ beneficial interests:
Contributions	359,020,573	418,682,402
Withdrawals	(856,691,575)	(786,705,407)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(497,671,002)	(368,023,005)

Net increase (decrease) in net assets	(1,313,978,100)	(82,156,603)

Net assets:
Beginning of year	2,444,760,853	2,526,917,456

End of year	$1,130,782,753	$2,444,760,853

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
GROWTH
(FORMERLY, AGGRESSIVE EQUITY)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$184,496,052
Repurchase agreements (cost equals market value)	2,477,105
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	567,303
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	36
Dividends receivable	166,564
Foreign tax reclaim receivable	15,799
Receivable from Advisor	—
Receivable from securities lending (net)	16,722

Total assets	187,739,581

Liabilities:
Due to Advisor	3,899
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	5,037,923
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	124,015
Accrued expenses	45,936

Total liabilities	5,211,773

Net assets	$182,527,808

Securities, at cost	$227,943,017

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$65,391
Securities lending income (net)	318,942
Dividend income	2,084,971
Less: foreign withholding taxes	(18,371)

Total income	2,450,933

Expenses (Note 2):
Investment advisory fees	2,310,037
Custody fees	71,940
Audit fees	30,240
Legal fees	9,316
Reports to shareholders	3,691
Other fees	11,412

Total expenses	2,436,636
Expenses reimbursed by the Advisor	(33,918)

Net expenses	2,402,718

Net investment income (loss)	48,215

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(68,303,731)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(68,303,731)

Change in net unrealized appreciation (depreciation) on:
Securities	(132,858,969)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(132,858,969)

Net realized and unrealized gains (losses) on investments	(201,162,700)

Net increase (decrease) in net assets resulting from operations	$(201,114,485)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$48,215	$(608,496)
Net realized gains (losses) on investments	(68,303,731)	61,547,685
Change in net unrealized appreciation (depreciation) on investments	(132,858,969)	34,636,483

Net increase (decrease) in net assets resulting from operations	(201,114,485)	95,575,672

From transactions in investors’ beneficial interests:
Contributions	100,062,106	153,288,730
Withdrawals	(143,792,807)	(204,159,316)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(43,730,701)	(50,870,586)

Net increase (decrease) in net assets	(244,845,186)	44,705,086

Net assets:
Beginning of year	427,372,994	382,667,908

End of year	$182,527,808	$427,372,994

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
MID VALUE
(FORMERLY, MID-CAP VALUE)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$624,895,502
Repurchase agreements (cost equals market value)	18,202,898
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	12,560,844
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	1,225
Dividends receivable	1,540,533
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	129,924

Total assets	657,330,926

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	14,077,125
Payable for securities purchased	12,552,535
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	362,926
Accrued expenses	88,856

Total liabilities	27,081,442

Net assets	$630,249,484

Securities, at cost	$931,120,120

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$425,476
Securities lending income (net)	815,222
Dividend income	18,930,274
Less: foreign withholding taxes	(13,594)

Total income	20,157,378

Expenses (Note 2):
Investment advisory fees	5,666,154
Custody fees	137,489
Audit fees	34,682
Legal fees	28,944
Reports to shareholders	9,841
Other fees	29,673

Total expenses	5,906,783
Expenses reimbursed by the Advisor	—

Net expenses	5,906,783

Net investment income (loss)	14,250,595

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(84,755,112)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(84,755,112)

Change in net unrealized appreciation (depreciation) on:
Securities	(307,127,354)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(307,127,354)

Net realized and unrealized gains (losses) on investments	(391,882,466)

Net increase (decrease) in net assets resulting from operations	$(377,631,871)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$14,250,595	$14,406,029
Net realized gains (losses) on investments	(84,755,112)	107,278,549
Change in net unrealized appreciation (depreciation) on investments	(307,127,354)	(98,285,078)

Net increase (decrease) in net assets resulting from operations	(377,631,871)	23,399,500

From transactions in investors’ beneficial interests:
Contributions	281,951,760	375,357,719
Withdrawals	(262,247,615)	(347,554,214)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	19,704,145	27,803,505

Net increase (decrease) in net assets	(357,927,726)	51,203,005

Net assets:
Beginning of year	988,177,210	936,974,205

End of year	$630,249,484	$988,177,210

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
MID GROWTH
(FORMERLY, MID-CAP GROWTH)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$238,994,881
Repurchase agreements (cost equals market value)	5,792,445
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	2,351,127
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	107
Dividends receivable	56,821
Foreign tax reclaim receivable	—
Receivable from Advisor	3,729
Receivable from securities lending (net)	69,456

Total assets	247,268,566

Liabilities:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	15,114,459
Payable for securities purchased	2,993,357
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	145,307
Accrued expenses	49,540

Total liabilities	18,302,663

Net assets	$228,965,903

Securities, at cost	$298,908,283

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$174,832
Securities lending income (net)	357,071
Dividend income	1,855,794
Less: foreign withholding taxes	(825)

Total income	2,386,872

Expenses (Note 2):
Investment advisory fees	2,347,376
Custody fees	47,100
Audit fees	37,188
Legal fees	11,076
Reports to shareholders	3,726
Other fees	11,476

Total expenses	2,457,942
Expenses reimbursed by the Advisor	(12,761)

Net expenses	2,445,181

Net investment income (loss)	(58,309)

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(28,806,028)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(28,806,028)

Change in net unrealized appreciation (depreciation) on:
Securities	(127,522,362)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(127,522,362)

Net realized and unrealized gains (losses) on investments	(156,328,390)

Net increase (decrease) in net assets resulting from operations	$(156,386,699)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$(58,309)	$(703,627)
Net realized gains (losses) on investments	(28,806,028)	53,287,127
Change in net unrealized appreciation (depreciation) on investments	(127,522,362)	30,493,595

Net increase (decrease) in net assets resulting from operations	(156,386,699)	83,077,095

From transactions in investors’ beneficial interests:
Contributions	152,813,962	87,068,838
Withdrawals	(104,650,264)	(142,866,090)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	48,163,698	(55,797,252)

Net increase (decrease) in net assets	(108,223,001)	27,279,843

Net assets:
Beginning of year	337,188,904	309,909,061

End of year	$228,965,903	$337,188,904

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
SMALL VALUE
(FORMERLY, SMALL-CAP VALUE)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$160,267,540
Repurchase agreements (cost equals market value)	465,974
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	3,384,380
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	51
Dividends receivable	419,529
Foreign tax reclaim receivable	—
Receivable from Advisor	3,615
Receivable from securities lending (net)	156,145

Total assets	164,697,234

Liabilities:
Due to Advisor	—
Due to Custodian	44,516
Due to Broker for swap contracts	—
Collateral for securities out on loan	7,266,311
Payable for securities purchased	608,230
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	109,739
Accrued expenses	40,255

Total liabilities	8,069,051

Net assets	$156,628,183

Securities, at cost	$197,882,490

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$168,020
Securities lending income (net)	1,177,838
Dividend income	4,496,519
Less: foreign withholding taxes	(624)

Total income	5,841,753

Expenses (Note 2):
Investment advisory fees	1,715,321
Custody fees	51,719
Audit fees	26,845
Legal fees	6,612
Reports to shareholders	3,227
Other fees	7,262

Total expenses	1,810,986
Expenses reimbursed by the Advisor	(32,928)

Net expenses	1,778,058

Net investment income (loss)	4,063,695

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(36,930,139)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(36,930,139)

Change in net unrealized appreciation (depreciation) on:
Securities	(19,172,892)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(19,172,892)

Net realized and unrealized gains (losses) on investments	(56,103,031)

Net increase (decrease) in net assets resulting from operations	$(52,039,336)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$4,063,695	$2,956,143
Net realized gains (losses) on investments	(36,930,139)	12,414,521
Change in net unrealized appreciation (depreciation) on investments	(19,172,892)	(30,333,479)

Net increase (decrease) in net assets resulting from operations	(52,039,336)	(14,962,815)

From transactions in investors’ beneficial interests:
Contributions	131,998,850	55,225,734
Withdrawals	(108,467,936)	(91,443,032)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	23,530,914	(36,217,298)

Net increase (decrease) in net assets	(28,508,422)	(51,180,113)

Net assets:
Beginning of year	185,136,605	236,316,718

End of year	$156,628,183	$185,136,605

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
SMALL CORE
(FORMERLY, SPECIAL EQUITY)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$415,559,414
Repurchase agreements (cost equals market value)	2,630,335
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	2,086,046
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	58,241
Interest receivable	206
Dividends receivable	749,897
Foreign tax reclaim receivable	—
Receivable from Advisor	10,847
Receivable from securities lending (net)	170,979

Total assets	421,265,965

Liabilities:
Due to Advisor	—
Due to Custodian	1,693,623
Due to Broker for swap contracts	—
Collateral for securities out on loan	29,536,670
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	269,775
Accrued expenses	103,434

Total liabilities	31,603,502

Net assets	$389,662,463

Securities, at cost	$549,743,312

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$371,295
Securities lending income (net)	2,045,972
Dividend income	8,928,452
Less: foreign withholding taxes	(2,463)

Total income	11,343,256

Expenses (Note 2):
Investment advisory fees	5,065,556
Custody fees	247,130
Audit fees	34,706
Legal fees	18,786
Reports to shareholders	7,562
Other fees	24,604

Total expenses	5,398,344
Expenses reimbursed by the Advisor	(16,567)

Net expenses	5,381,777

Net investment income (loss)	5,961,479

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(150,806,621)
Swap contracts	—
Futures	(1,120,752)
Written options	—
Foreign currency transactions	—

(151,927,373)

Change in net unrealized appreciation (depreciation) on:
Securities	(115,565,865)
Futures	(8,356)
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(115,574,221)

Net realized and unrealized gains (losses) on investments	(267,501,594)

Net increase (decrease) in net assets resulting from operations	$(261,540,115)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07

From operations:
Net investment income (loss)	$5,961,479	$6,536,955
Net realized gains (losses) on investments	(151,927,373)	127,888,258
Change in net unrealized appreciation (depreciation) on investments	(115,574,221)	(173,960,096)

Net increase (decrease) in net assets resulting from operations	(261,540,115)	(39,534,883)

From transactions in investors’ beneficial interests:
Contributions	160,448,103	275,074,602
Withdrawals	(459,442,988)	(496,898,715)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(298,994,885)	(221,824,113)

Net increase (decrease) in net assets	(560,535,000)	(261,358,996)

Net assets:
Beginning of year	950,197,463	1,211,556,459

End of year	$389,662,463	$950,197,463

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
SMALL GROWTH
(FORMERLY, SMALL-CAP GROWTH)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$167,721,961
Repurchase agreements (cost equals market value)	—
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	3,896,335
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	119
Dividends receivable	52,155
Foreign tax reclaim receivable	—
Receivable from Advisor	4,732
Receivable from securities lending (net)	96,587

Total assets	171,771,889

Liabilities:
Due to Advisor	—
Due to Custodian	1,466,074
Due to Broker for swap contracts	—
Collateral for securities out on loan	17,132,330
Payable for securities purchased	505,272
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	114,144
Accrued expenses	41,210

Total liabilities	19,259,030

Net assets	$152,512,859

Securities, at cost	$217,580,768

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$88,684
Securities lending income (net)	557,565
Dividend income	839,687
Less: foreign withholding taxes	(514)

Total income	1,485,422

Expenses (Note 2):
Investment advisory fees	1,807,291
Custody fees	72,610
Audit fees	26,846
Legal fees	7,114
Reports to shareholders	1,689
Other fees	6,908

Total expenses	1,922,458
Expenses reimbursed by the Advisor	(52,899)

Net expenses	1,869,559

Net investment income (loss)	(384,137)

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(24,788,914)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(24,788,914)

Change in net unrealized appreciation (depreciation) on:
Securities	(59,829,205)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(59,829,205)

Net realized and unrealized gains (losses) on investments	(84,618,119)

Net increase (decrease) in net assets resulting from operations	$(85,002,256)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07
From operations:
Net investment income (loss)	$(384,137)	$(707,686)
Net realized gains (losses) on investments	(24,788,914)	18,244,723
Change in net unrealized appreciation (depreciation) on investments	(59,829,205)	(4,729,580)

Net increase (decrease) in net assets resulting from operations	(85,002,256)	12,807,457

From transactions in investors’ beneficial interests:
Contributions	132,973,836	53,591,068
Withdrawals	(62,276,042)	(54,584,208)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	70,697,794	(993,140)

Net increase (decrease) in net assets	(14,304,462)	11,814,317

Net assets:
Beginning of year	166,817,321	155,003,004

End of year	$152,512,859	$166,817,321

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$1,100,694,577
Repurchase agreements (cost equals market value)	11,897,953
Cash at broker	—
Foreign currency holdings, at value (cost $4,443,231)	4,366,774
Receivable for securities sold	—
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	3
Dividends receivable	2,780,474
Foreign tax reclaim receivable	2,085,707
Receivable from Advisor	—
Receivable from securities lending (net)	26,145

Total assets	1,121,851,633

Liabilities:
Due to Advisor	—
Due to Custodian	20,649,438
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	720,375
Accrued expenses	422,176

Total liabilities	21,791,989

Net assets	$1,100,059,644

Securities, at cost	$1,526,871,660

STATEMENT OF OPERATIONS
For the year ended December 31, 2008

Investment income (Note 2):
Interest income	$700,774
Securities lending income (net)	1,836,239
Dividend income	70,967,698
Less: foreign withholding taxes	(6,919,306)

Total income	66,585,405

Expenses (Note 2):
Investment advisory fees	13,803,875
Custody fees	1,511,986
Audit fees	31,968
Legal fees	57,681
Reports to shareholders	21,991
Other fees	64,079

Total expenses	15,491,580
Expenses reimbursed by the Advisor	—

Net expenses	15,491,580

Net investment income (loss)	51,093,825

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(376,772,967)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	(3,460,031)

(380,232,998)

Change in net unrealized appreciation (depreciation) on:
Securities	(815,588,043)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	(199,762)

(815,787,805)

Net realized and unrealized gains (losses) on investments	(1,196,020,803)

Net increase (decrease) in net assets resulting from operations	$(1,144,926,978)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended 12/31/08	ended 12/31/07

From operations:
Net investment income (loss)	$51,093,825	$50,970,128
Net realized gains (losses) on investments	(380,232,998)	308,302,384
Change in net unrealized appreciation (depreciation) on investments	(815,787,805)	(116,113,249)

Net increase (decrease) in net assets resulting from operations	(1,144,926,978)	243,159,263

From transactions in investors’ beneficial interests:
Contributions	764,741,276	730,849,563
Withdrawals	(783,816,168)	(811,099,785)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(19,074,892)	(80,250,222)

Net increase (decrease) in net assets	(1,164,001,870)	162,909,041

Net assets:
Beginning of year	2,264,061,514	2,101,152,473

End of year	$1,100,059,644	$2,264,061,514

See notes to financial statements.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Principal		Value

	Commercial Paper — 33.1%
$42,240,000	Abbey National NA, LLC, 0.13%, 01/02/09	$42,239,854
10,530,000	Abbey National NA, LLC, 1.50%, 03/02/09	10,503,675
43,750,000	Bank of America Corp. NA, 3.10%, 02/12/09	43,591,771
39,770,000	BP Capital Markets PLC, 1.58%, 01/08/09	39,757,782
12,900,000	Calyon — North America, 0.25%, 01/02/09	12,899,910
31,100,000	CBA (DE) Finance, Inc., 1.83%, 01/28/09	31,057,315
18,970,000	CBA (DE) Finance, Inc., 1.08%, 03/17/09	18,927,318
26,290,000	ConocoPhilips, 1.30%, 01/29/09	26,263,418
21,520,000	Danske Corp., 1.30%, 01/12/09	21,511,452
28,550,000	Danske Corp., 1.49%, 02/17/09	28,494,462
23,260,000	HSBC Americas, Inc., 0.30%, 01/21/09	23,256,123
26,200,000	HSBC Americas, Inc., 1.87%, 01/21/09	26,172,781
32,870,000	ING (US) Funding LLC, 1.90%, 01/15/09	32,845,713
35,080,000	Royal Bank of Scotland, 2.74%, 01/30/09	35,002,571
13,720,000	Societe Generale North America, 1.39%, 03/16/09	13,680,799
32,910,000	Westpac Banking Corp. New York, 1.90%, 02/18/09	32,826,628

	Total Commercial Paper (Cost $439,031,572)	439,031,572

	Domestic Certificates of Deposit — 3.0%
39,620,000	Chase Bank USA, NA, 2.50%, 02/06/09 (Cost $39,620,000)	39,620,000

	Yankee Certificates of Deposit — 26.5%
26,100,000	Bank of Nova Scotia, 1.40%, 01/07/09	26,100,000
38,890,000	Barclays Bank PLC, 2.25%, 02/10/09	38,890,000
14,800,000	Barclays Bank PLC, 2.42%, 02/26/09	14,815,292
33,060,000	BNP Paribas — New York Branch, 2.38%, 01/06/09	33,060,000
15,400,000	BNP Paribas — New York Branch, 1.68%, 02/05/09	15,400,000
39,620,000	Calyon — New York Branch, 3.88%, 01/27/09	39,620,000
28,390,000	Lloyds Bank PLC — New York Branch, 2.05%, 03/02/09	28,389,983
32,000,000	Rabobank Nederland, 3.80%, 01/05/09	32,000,000
20,300,000	Rabobank Nederland, 0.50%, 03/19/09	20,300,000
39,230,000	Royal Bank of Canada, 1.69%, 02/04/09	39,230,000
38,710,000	Societe Generale — New York Branch, 2.20%, 03/03/09	38,710,000
24,290,000	Toronto Dominion Bank, 1.75%, 01/22/09	24,290,000

	Total Yankee Certificates of Deposit (Cost $350,805,275)	350,805,275

	Short Term US Government Agency Securities — 22.9%
	Fannie Mae — 9.5%
28,980,000	1.90%, 01/20/09	28,950,940
29,690,000	2.05%, 03/02/09	29,588,559
28,910,000	1.05%, 03/09/09	28,853,505
39,270,000	0.47%, 06/10/09	39,187,969

		126,580,973

	Federal Home Loan Bank — 7.3%
31,030,000	2.40%, 01/14/09	31,003,108
29,880,000	1.00%, 02/23/09	29,836,010
15,000,000	2.52%, 04/21/09	14,999,392
21,670,000	0.25%, 05/15/09	21,649,835

		97,488,345

	Freddie Mac — 6.1%
28,980,000	1.95%, 01/12/09	28,962,733
25,479,000	2.71%, 02/02/09	25,417,623
26,020,000	1.11%, 03/11/09	25,964,642

		80,344,998

	Total Short Term US Government Agency Securities (Cost $304,414,316)	304,414,316

	Short Term Corporate Notes — 4.9%
28,540,000	Bank of Montreal — Chicago Branch, Series YCD1, Variable Rate, 1.82%, 01/12/09(1)	28,543,434
35,870,000	Toyota Motor Credit Corp., Series MTM, Variable Rate, 1.22%, 09/15/09(1)	35,870,000

	Total Short Term Corporate Notes (Cost $64,413,434)	64,413,434

	Total Securities (Cost $1,198,284,597)	1,198,284,597

	Repurchase Agreements — 9.5%
16,800,000	With Barclays Bank PLC, dated 12/31/08, 0.04%, due 01/02/09, repurchase proceeds at maturity $16,800,037 (Collateralized by Fannie Mae, 4.00%, due 05/14/13, with a value of $17,136,720)	16,800,000
33,600,000	With Deutsche Bank, dated 12/31/08, 0.05%, due 01/02/09, repurchase proceeds at maturity $33,600,093 (Collateralized by Fannie Mae, 6.25%, due 02/01/11, with a value of $34,272,608)	33,600,000

See notes to financial statements.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Repurchase Agreements (continued)

$62,900,000	With Goldman Sachs & Company, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $62,900,017 (Collateralized by US Treasury Inflation Index Note, 2.38%, due 01/15/17, with a value of $64,158,087)	$62,900,000
13,152,311	With State Street Bank & Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $13,152,318 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $13,586,400)	13,152,311

	Total Repurchase Agreements (Cost $126,452,311)	126,452,311

	Total Investments — 99.9% (Cost $1,324,736,908)	1,324,736,908
	Other assets less liabilities — 0.1%	1,064,841

	Net Assets — 100.0%	$1,325,801,749

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $1,324,736,908.
See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Principal		Value

	US Treasury Securities — 3.9%
	US Treasury Notes
$4,000,000	1.25%, 11/30/10	$4,042,960
4,500,000	4.63%, 10/31/11	4,967,577
7,000,000	3.13%, 08/31/13(8)	7,547,421

	Total US Treasury Securities (Cost $15,908,003)	16,557,958

	US Government Agency Securities — 26.5%
	Asset Backed: Mortgage and Home Equity — 17.1%
2,991,453	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	2,990,064
285,668	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	285,361
1,797,439	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	1,793,413
266,822	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	267,731
148,724	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	148,444
619,435	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	618,531
2,245,853	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,230,495
2,765,970	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	2,784,072
3,611,556	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	3,618,345
1,872,752	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	1,876,778
5,106,310	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	5,274,824
322,491	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	324,703
3,192,323	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	3,143,813
3,697,596	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	3,709,567
4,613,968	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	4,617,254
4,042,656	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	3,987,557
2,899,504	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	2,909,858
1,360,424	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,359,948
1,957,369	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	1,985,621
7,392,847	Government National Mortgage Association, Series 2005-29, Class A, 4.02%, 07/16/27	7,430,597
5,110,140	Government National Mortgage Association, Series 2006-67, Class A, 3.95%, 11/16/30	5,131,926
5,272,430	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	5,325,053
2,863,348	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,884,303
7,547,169	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	7,608,236

		72,306,494

	Fannie Mae — 6.8%
5,300,000	6.00%, 05/15/11	5,858,000
6,000,000	3.25%, 04/09/13(8)	6,252,000
6,000,000	3.88%, 07/12/13	6,367,181
285,929	PL# 254062, 6.00%, 10/01/11	294,013
1,089,346	PL# 254754, 4.50%, 05/01/10	1,091,584
1,332,681	PL# 254758, 4.50%, 06/01/13	1,362,086
1,261,345	PL# 254807, 5.00%, 07/01/13	1,297,607
2,540,162	PL# 254914, 4.50%, 09/01/13	2,598,258
350,310	PL# 323743, 5.00%, 04/01/14	358,848
184,908	PL# 429168, 6.00%, 05/01/13	192,765
2,451	PL# 50973, 6.00%, 01/01/09	2,461
232,838	PL# 517699, 6.00%, 07/01/14	242,732
590,988	PL# 545038, 6.00%, 09/01/14	615,361
1,906,291	PL# 555154, 5.50%, 12/01/22	1,963,509

		28,496,405

	Federal Home Loan Bank — 0.9%
3,786,868	Series 6T-9009, 3.84%, 11/25/09	3,850,476

	Freddie Mac Gold — 1.4%
68,984	PL# E00532, 6.50%, 02/01/13	71,458
119,052	PL# E00542, 6.50%, 04/01/13	123,268
334,877	PL# E00676, 5.50%, 06/01/14	344,463
635,781	PL# E89557, 5.50%, 04/01/17	658,028
983,237	PL# G40426, 5.50%, 03/01/11	989,323
3,534,267	PL# M80812, 4.50%, 04/01/10	3,535,595

		5,722,135

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)

	Government National Mortgage Association — 0.3%
$1,160,784	PL# 436708, 5.75%, 12/15/22	$1,207,925

	Total US Government Agency Securities (Cost $108,925,277)	111,583,435

	Corporate Bonds and Notes — 64.5%
	Banks and Financial Services — 17.9%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 0.57%, 06/22/09(3)	4,860,360
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,336,127
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,408,743
2,500,000	Bank of America Corp., Series MTNL, 3.13%, 06/15/12	2,597,955
3,475,000	Citigroup, Inc., 5.10%, 09/29/11	3,354,696
2,275,000	CME Group, Inc., 5.40%, 08/01/13	2,259,801
6,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	6,155,221
7,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	7,224,306
2,800,000	Goldman Sachs Group, Inc. (The), 6.88%, 01/15/11	2,820,454
4,000,000	Goldman Sachs Group, Inc. (The), Series MTNB, Floating Rate, 4.73%, 10/07/11(2)	3,546,888
5,600,000	JPMorgan Chase & Company, 4.75%, 05/01/13	5,525,906
6,000,000	Merrill Lynch & Company, Inc., Series MTNC, 4.13%, 01/15/09	5,997,426
6,125,000	Morgan Stanley, 6.75%, 04/15/11	6,026,547
3,025,000	National City Bank, Series BKNT, 4.25%, 01/29/10	2,914,240
3,670,000	NYSE Euronext, 4.80%, 06/28/13	3,559,731
5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	4,925,145
4,500,000	Wells Fargo & Company, Floating Rate, 1.56%, 03/23/10(2)	4,409,888
3,000,000	Wells Fargo Bank, NA, Series BKNT, 6.45%, 02/01/11	3,109,626

		75,033,060

	Chemicals — 0.4%
1,855,000	Praxair, Inc., 3.95%, 06/01/13	1,799,582

	Consumer Goods and Services — 0.8%
3,455,000	Clorox Company, 4.20%, 01/15/10	3,413,281

	Diversified Operations and Services — 0.3%
3,825,000	Capmark Financial Group, 5.88%, 05/10/12	1,304,291

	Equipment Rental and Leasing — 0.9%
5,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	3,952,719

	Insurance — 2.7%
6,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	5,772,191
2,500,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	2,500,608
3,115,000	Principal Life Income Funding Trust, Series MTN, 5.20%, 11/15/10	3,164,236

		11,437,035

	Machinery — 0.5%
2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	2,036,392

	Office Equipment, Supplies, and Services — 0.6%
3,005,000	Xerox Corp., 5.50%, 05/15/12	2,518,340

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 10.2%
2,491,605	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	2,226,483
2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,438,034
3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	2,211,571
2,344,956	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	2,331,425
948,633	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	941,310
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,090,242
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,668,154
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	761,799
1,666,667	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	1,655,953
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	1,826,427

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

$5,500,000	Huntington Auto Trust — 144A, Series 2008-1A, Class A3A, 4.81%, 04/16/12	$5,073,018
3,000,000	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	2,820,674
3,500,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, 12/17/12	3,232,689
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,213,769
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,098,723
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,404,644

		42,994,915

	Private Asset Backed: Banks and Financial Services — 3.5%
796,710	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, Floating Rate, 4.50%, 07/25/33(3)	634,333
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	2,608,160
1,552,234	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,555,107
2,499,291	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 08/10/42	2,364,989
3,151,046	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	3,093,072
3,358,853	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	3,251,693
1,380,750	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	1,340,369

		14,847,723

	Private Asset Backed: Credit Cards — 4.4%
3,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	2,689,424
3,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	2,811,494
4,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	3,829,717
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,903,372
4,940,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	4,818,062
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	2,477,261

		18,529,330

	Private Asset Backed: Mortgage and Home Equity — 9.5%
19,851	American General Mortgage Loan Trust — 144A, Series 2006-1, Class A1, 5.75%, 12/25/35	19,748
217,162	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	211,725
974,999	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	945,960
811,318	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	789,972
1,958,994	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	1,888,131
7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	5,458,630
2,896,551	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,620,953
2,522,905	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	2,480,605
3,373,844	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2, 4.18%, 11/15/37	3,278,064
231,870	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	226,087
2,815,174	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	2,779,780
315,049	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	312,165

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$567,886	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	$551,602
379,151	Interstar Millennium Trust, Series 2003-3G, Class A2, (Australia), Floating Rate, 1.72%, 09/27/35(2)	371,931
717,631	Interstar Millennium Trust, Series 2004-2G, Class A, (Australia), Floating Rate, 2.20%, 03/14/36(2)	688,096
441,856	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	418,680
4,445,718	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	2,785,898
19,078	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	19,021
27,009	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	26,848
4,550,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	4,298,469
2,328,925	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,125,018
5,369,203	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	4,390,583
26,924	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	26,830
3,560,469	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	3,296,764

		40,011,560

	Private Asset Backed: Other — 5.8%
3,017,241	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 3.53%, 10/28/18(2)	2,937,567
354,865	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	354,776
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,168,615
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,346,391
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,129,787
842,629	Crusade Global Trust, Series 2004-2, Class A1, (Australia), Floating Rate, 2.37%, 11/19/37(2)	779,690
1,227,825	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 2.16%, 08/25/20(2)	1,206,679
1,343,336	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	1,342,234
4,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	3,806,888
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,375,502
3,004,663	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	3,072,143

		24,520,272

	Private Asset Backed: Transportation — 1.1%
1,321,398	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	1,238,827
3,451,939	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	3,291,748

		4,530,575

	Real Estate Investment Trusts — 0.6%
3,190,000	Boston Properties LP, 6.25%, 01/15/13	2,368,119

	Retail — 1.2%
5,035,000	CVS Caremark Corp., 5.75%, 08/15/11	5,052,411

	Telecommunications Equipment and Services — 1.4%
5,925,000	BellSouth Corp., 6.00%, 10/15/11	6,045,923

	Utilities — 2.7%
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,124,406
6,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	6,231,887

		11,356,293

	Total Corporate Bonds and Notes (Cost $293,747,689)	271,751,821

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Municipal Bonds — 1.5%
	Texas
$6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	$6,350,000

	Securities Lending Collateral — 2.5%
10,391,435	Securities Lending Collateral Investment (Note 4) (Cost $10,391,435)	10,391,435

	Short Term US Government Agency Securities — 2.4%
	Fannie Mae — 1.7%
4,000,000	0.20%, 02/18/09	3,998,933
1,000,000	1.45%, 04/01/09	996,375
2,000,000	0.40%, 05/11/09	1,997,111

		6,992,419

	Federal Home Loan Bank — 0.7%
3,000,000	1.70%, 05/15/09	2,981,017

	Total Short Term US Government Agency Securities (Cost $9,973,436)	9,973,436

	Total Securities (Cost $445,227,379)	426,608,085

	Repurchase Agreements — 0.5%
2,244,128	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $2,244,129 (Collateralized by US Treasury Bill, 0.02%, due 05/14/09, with a value of $2,289,771) (Cost $2,244,128)	2,244,128

	Total Investments — 101.8% (Cost $447,471,507)	428,852,213
	Liabilities less other assets — (1.8)%	(7,620,710)

	Net Assets — 100.0%	$421,231,503

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $447,471,507.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,766,536
Gross unrealized depreciation	(22,385,830)

Net unrealized depreciation	$(18,619,294)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Principal		Value

	US Treasury Securities — 88.6%
	US Treasury Bonds — 0.8%
$2,285,000	4.50%, 05/15/38	$3,118,669

	US Treasury Inflation Index — 87.8%
7,161,928	3.38%, 01/15/12	7,084,716
25,703,192	2.00%, 04/15/12	25,064,622
13,049,284	3.00%, 07/15/12	12,789,316
12,258,641	0.63%, 04/15/13	11,720,413
13,370,426	1.88%, 07/15/13	12,588,042
26,879,104	2.00%, 01/15/14	25,467,951
31,008,923	2.00%, 07/15/14	29,325,233
6,801,867	1.63%, 01/15/15	6,307,671
27,315,945	1.88%, 07/15/15	25,802,887
13,775,109	2.00%, 01/15/16	13,191,815
12,658,450	2.50%, 07/15/16(5)	12,558,562
14,561,865	2.38%, 01/15/17	14,446,958
4,364,128	2.63%, 07/15/17	4,472,209
24,456,938	1.63%, 01/15/18	23,213,083
9,569,387	1.38%, 07/15/18	8,949,616
29,032,076	2.38%, 01/15/25	28,533,072
21,994,330	2.00%, 01/15/26	20,717,625
11,381,997	2.38%, 01/15/27	11,434,456
16,370,120	1.75%, 01/15/28	15,124,452
3,161,126	3.63%, 04/15/28	3,765,937
22,594,367	3.88%, 04/15/29	27,905,805
909,295	3.38%, 04/15/32	1,121,203

		341,585,644

	Total US Treasury Securities (Cost $365,058,420)	344,704,313

	US Government Agency Securities — 2.7%
	Fannie Mae — 0.6%
2,340,000	Floating Rate, 6.08%, 02/17/09(3)	2,337,075

	Federal Home Loan Bank — 2.1%
7,100,000	Series 656, 5.38%, 05/18/16	8,118,225

	Total US Government Agency Securities (Cost $9,639,843)	10,455,300

	Corporate Bonds and Notes — 3.0%
	Banks and Financial Services — 1.4%
649,000	Bear Stearns Companies, Inc. (The), Series CPI, Floating Rate, 6.74%, 03/10/14(3)	526,261
2,545,000	General Electric Capital Corp., 5.63%, 05/01/18(5)	2,563,449
315,000	International Bank for Reconstruction & Development, Series CPI (Supra National), Floating Rate, 6.91%, 12/10/13(3)	262,215
1,530,000	JPMorgan Chase & Company, Series MTNC, Floating Rate, 5.39%, 06/28/09(3)	1,542,638
1,055,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13(9)	100,225
1,243,000	Lehman Brothers Holdings, Inc., Series MTNG, Floating Rate, 6.29%, 06/02/09(3)(9)	111,870
370,000	SLM Corp., Series CPI, Floating Rate, 6.31%, 06/01/09(3)	324,242
900,000	SLM Corp., Series CPI, Floating Rate, 7.06%, 01/31/14(3)	476,721

		5,907,621

	Private Asset Backed: Credit Cards — 0.3%
1,100,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	1,020,459

	Private Asset Backed: Mortgage and Home Equity — 1.0%
585,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	470,669
685,000	Bank of America Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.93%, 07/10/45	555,725
252,648	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 0.58%, 03/25/37(3)	218,023
1,996,854	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 0.70%, 03/20/47(3)	818,243
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	627,796
765,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Floating Rate, 5.27%, 12/15/44(3)	612,832
750,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, Floating Rate, 5.74%, 05/15/43(3)	597,131

		3,900,419

See notes to financial statements.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Telecommunications Equipment and Services — 0.3%
$850,000	Verizon Wireless — 144A, 8.50%, 11/15/18	$995,925

	Total Corporate Bonds and Notes (Cost $15,465,921)	11,824,424

Contracts

	Purchased Put Options — 0.0%
11,000,000	Expiring 09/14/09. If exercised the Series receives floating 3 month LIBOR, and pays 6.50%, expiring 09/16/39, European Style (Cost $43,175)	26,663

	Total Securities (Cost $390,207,359)	367,010,700

Principal

	Repurchase Agreements — 4.5%
$17,373,040	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $17,373,049 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $17,782,200) (Cost $17,373,040)	17,373,040

	Total Investments — 98.8% (Cost $407,580,399)	384,383,740
	Other assets less liabilities — 1.2%	4,814,134

	Net Assets — 100.0%	$389,197,874

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $410,603,014.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(26,219,274)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Principal		Value

	US Treasury Securities — 2.4%
	US Treasury Inflation Index — 1.1%
$7,786,711	2.38%, 01/15/25	$7,652,872
4,611,714	2.00%, 01/15/26	4,344,018
3,018,727	2.38%, 01/15/27	3,032,640
4,234,721	1.75%, 01/15/28	3,912,485

		18,942,015

	US Treasury Strips — 1.3%
39,505,000	Zero coupon, 11/15/27	21,780,411

	Total US Treasury Securities (Cost $35,994,694)	40,722,426

	US Government Agency Securities — 65.7%
	Asset Backed: Mortgage and Home Equity — 0.7%
16,862,792	Fannie Mae IO Strips, Series 360, Class 2, 5.00%, 08/01/35	1,925,672
20,380,562	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	1,953,025
3,929,113	Fannie Mae IO Strips, Series 387, Class 5, 5.00%, 03/25/38	566,904
2,204,548	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,280,988
4,861,230	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	5,090,173

		11,816,762

	Asset Backed: US Government Agencies — 0.1%
937,233	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/10/12	952,104
1,251,556	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,230,846

		2,182,950

	Fannie Mae — 33.7%
4,100,000	5.25%, 08/01/12	4,321,482
10,200,000	4.63%, 05/01/13	10,567,302
15,875,000	2.88%, 12/11/13	16,260,334
12,480,000	5.38%, 06/12/17(8)	14,580,584
228,460	PL# 252571, 7.00%, 07/01/29	241,709
3,301	PL# 252716, 7.00%, 09/01/29	3,493
1,001	PL# 253264, 7.00%, 05/01/30	1,059
692	PL# 253346, 7.50%, 06/01/30	733
11,434	PL# 253479, 7.00%, 10/01/30	12,098
20,620	PL# 253990, 7.00%, 09/01/16	21,541
18,589	PL# 254008, 7.00%, 10/01/31	19,670
264,599	PL# 254346, 6.50%, 06/01/32	276,092
227,758	PL# 254406, 6.50%, 08/01/32	237,651
10,651	PL# 255032, 5.50%, 12/01/18	11,023
121,442	PL# 255950, 6.00%, 09/01/15	127,749
357,815	PL# 256137, 6.00%, 02/01/16	376,821
376,399	PL# 256335, 6.00%, 07/01/16	389,464
2,535,062	PL# 256936, 6.00%, 10/01/37	2,572,863
510,788	PL# 323842, 5.50%, 07/01/14	531,374
34,084	PL# 323967, 7.00%, 10/01/29	36,061
3,999	PL# 492742, 7.00%, 05/01/29	4,231
1,071	PL# 503916, 7.50%, 06/01/29	1,135
1,788	PL# 508415, 7.00%, 08/01/29	1,891
8,489	PL# 515946, 7.00%, 10/01/29	8,982
265	PL# 524164, 7.00%, 11/01/29	280
107,533	PL# 524657, 7.00%, 01/01/30	113,779
19,085	PL# 526053, 7.00%, 12/01/29	20,192
333	PL# 527717, 7.50%, 01/01/30	353
3,412	PL# 528107, 7.00%, 02/01/30	3,610
4,668	PL# 531497, 7.00%, 02/01/30	4,939
6,264	PL# 531735, 7.00%, 02/01/30	6,628
914	PL# 533841, 7.50%, 12/01/30	968
17,022	PL# 535030, 7.00%, 12/01/29	18,010
22,854	PL# 535103, 7.00%, 01/01/15	23,751
6,639	PL# 535159, 7.00%, 02/01/30	7,024
30,904	PL# 535195, 7.00%, 03/01/30	32,697
8,705	PL# 535277, 7.00%, 04/01/30	9,210
260,398	PL# 535675, 7.00%, 01/01/16	271,412
725	PL# 535722, 7.00%, 02/01/31	767
4,609	PL# 535723, 7.00%, 02/01/31	4,876
1,077	PL# 535811, 6.50%, 04/01/31	1,127
66,755	PL# 535880, 7.00%, 02/01/31	70,628
469	PL# 540211, 7.50%, 06/01/30	497
1,308	PL# 542999, 7.50%, 08/01/30	1,384
79,691	PL# 545249, 5.50%, 10/01/16	82,654
424,089	PL# 545298, 5.50%, 11/01/16	439,856
4,562	PL# 545363, 5.50%, 11/01/16	4,732
1,615,242	PL# 545411, 5.50%, 01/01/17	1,675,295
21,982	PL# 545477, 7.00%, 03/01/32	23,262
181,638	PL# 545759, 6.50%, 07/01/32	189,528
730,842	PL# 545760, 6.50%, 07/01/32	762,588
133,960	PL# 545762, 6.50%, 07/01/32	139,779
21,125	PL# 549659, 7.00%, 02/01/16	22,068
11,664	PL# 549962, 7.00%, 10/01/30	12,342
43,356	PL# 549975, 7.00%, 10/01/30	45,874
4,740	PL# 550440, 7.00%, 02/01/16	4,952
39,637	PL# 554493, 7.00%, 10/01/30	41,939
190,365	PL# 555114, 5.50%, 12/01/17	197,086
23,145	PL# 555144, 7.00%, 10/01/32	24,490
314,035	PL# 555254, 6.50%, 01/01/33	328,657
182,334	PL# 555798, 6.50%, 05/01/33	190,824

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$1,564	PL# 558362, 7.50%, 11/01/30	$1,656
365	PL# 558519, 7.50%, 11/01/30	387
1,338	PL# 559277, 7.00%, 10/01/30	1,415
29,644	PL# 559313, 7.00%, 12/01/30	31,366
1,243	PL# 559741, 7.50%, 01/01/31	1,317
20,799	PL# 560384, 7.00%, 11/01/30	22,007
2,712	PL# 561678, 7.50%, 12/01/30	2,871
1,446	PL# 564080, 7.50%, 12/01/30	1,531
6,109	PL# 564183, 7.00%, 12/01/30	6,464
1,372	PL# 564529, 7.50%, 12/01/30	1,452
6,063	PL# 566658, 7.00%, 02/01/31	6,416
55,895	PL# 572453, 5.50%, 04/01/16	57,973
6,238	PL# 575285, 7.50%, 03/01/31	6,609
4,368	PL# 579161, 6.50%, 04/01/31	4,571
304,304	PL# 580165, 5.50%, 09/01/16	315,618
9,923	PL# 580179, 7.00%, 10/01/16	10,366
38,391	PL# 580515, 5.50%, 04/01/16	39,819
9,351	PL# 584811, 7.00%, 05/01/31	9,895
88,920	PL# 585248, 7.00%, 06/01/31	94,085
138,961	PL# 589120, 5.50%, 11/01/16	144,127
1,088	PL# 589405, 7.50%, 06/01/31	1,153
5,662	PL# 589893, 7.00%, 06/01/31	5,992
4,560	PL# 592129, 7.50%, 06/01/31	4,831
4,092	PL# 596895, 6.50%, 07/01/31	4,283
7,172	PL# 598125, 7.00%, 09/01/16	7,492
6,741	PL# 602148, 5.50%, 09/01/16	6,991
55,836	PL# 604517, 5.50%, 11/01/16	57,912
5,963	PL# 606551, 6.50%, 10/01/31	6,241
2,562	PL# 606600, 7.00%, 10/01/31	2,711
32,990	PL# 607386, 5.50%, 11/01/16	34,216
49,403	PL# 607493, 5.50%, 11/01/16	51,240
21,880	PL# 610128, 7.00%, 10/01/31	23,152
167,890	PL# 610579, 5.50%, 12/01/16	174,132
7,700	PL# 611323, 7.00%, 10/01/16	8,044
21,711	PL# 612071, 5.50%, 11/01/16	22,519
130,317	PL# 614506, 5.50%, 11/01/16	135,162
1,297,981	PL# 619054, 5.50%, 02/01/17	1,343,805
5,139	PL# 622119, 6.50%, 01/01/32	5,378
194,389	PL# 624035, 6.50%, 01/01/32	204,611
7,594	PL# 629236, 6.50%, 02/01/32	7,924
491,615	PL# 631321, 5.50%, 02/01/17	508,971
31,001	PL# 631606, 5.50%, 03/01/17	32,096
34,805	PL# 632269, 7.00%, 05/01/32	36,828
6,902	PL# 634563, 6.50%, 03/01/32	7,202
57,240	PL# 634949, 7.00%, 05/01/32	60,571
191,214	PL# 635164, 6.50%, 08/01/32	199,520
2,360	PL# 644932, 6.50%, 07/01/32	2,462
4,559	PL# 647556, 7.00%, 01/01/30	4,824
422,233	PL# 648795, 6.50%, 08/01/32	440,573
136,928	PL# 650206, 5.50%, 01/01/18	141,762
68,805	PL# 650291, 6.50%, 07/01/32	71,794
193,456	PL# 651649, 6.50%, 08/01/32	201,860
746,676	PL# 652127, 6.50%, 06/01/32	779,110
2,076	PL# 663353, 6.50%, 09/01/32	2,166
28,889	PL# 664188, 5.50%, 09/01/17	29,908
39,244	PL# 664194, 5.50%, 09/01/17	40,629
335,767	PL# 670402, 6.50%, 06/01/32	350,352
148,437	PL# 675314, 5.50%, 12/01/17	153,677
245,052	PL# 676800, 5.50%, 01/01/18	253,703
345,087	PL# 679631, 5.50%, 02/01/18	357,054
6,408	PL# 681343, 5.50%, 02/01/18	6,631
278,993	PL# 683199, 5.50%, 02/01/18	288,668
4,428,931	PL# 687889, 5.50%, 03/01/33	4,550,915
5,454	PL# 694372, 6.50%, 11/01/32	5,691
58,750	PL# 695925, 5.50%, 05/01/18	60,788
6,695	PL# 701236, 5.50%, 05/01/18	6,927
6,433	PL# 708637, 5.50%, 06/01/18	6,656
10,630	PL# 725071, 5.50%, 12/01/18	10,998
7,011,293	PL# 725162, 6.00%, 02/01/34	7,240,554
9,088	PL# 725269, 5.50%, 03/01/19	9,409
176,233	PL# 725407, 6.50%, 01/01/34	184,439
251,072	PL# 725418, 6.50%, 05/01/34	262,763
3,674,395	PL# 725519, 5.50%, 05/01/19	3,804,114
4,094,973	PL# 725704, 6.00%, 08/01/34	4,228,874
9,653,388	PL# 725946, 5.50%, 11/01/34(4)(5)	9,913,234
8,845	PL# 732724, 5.50%, 08/01/18	9,152
13,973,233	PL# 735141, 5.50%, 01/01/35	14,349,359
3,209,471	PL# 735454, 5.50%, 11/01/18	3,322,776
21,879,021	PL# 735504, 6.00%, 04/01/35	22,608,114
878,470	PL# 735611, 5.50%, 03/01/20	909,483
13,645,734	PL# 739821, 5.00%, 09/01/33	13,968,270
6,956	PL# 741355, 5.50%, 10/01/18	7,197
9,091,692	PL# 745193, 5.50%, 06/01/20	9,412,662
49,408,290	PL# 745275, 5.00%, 02/01/36	50,514,361
20,156,120	PL# 745412, 5.50%, 12/01/35	20,698,674
3,698	PL# 748655, 6.50%, 09/01/33	3,856
2,453	PL# 749118, 5.50%, 11/01/18	2,538
11,645	PL# 749153, 5.50%, 11/01/18	12,049
6,957	PL# 753643, 5.50%, 11/01/18	7,198
16,395	PL# 755167, 5.50%, 11/01/18	16,963
119,280	PL# 757687, 5.50%, 07/01/34	122,491
9,584	PL# 759423, 5.50%, 01/01/19	9,904
7,176	PL# 761018, 5.50%, 12/01/18	7,425
25,785	PL# 761808, 5.50%, 05/01/18	26,695
349,745	PL# 766312, 5.50%, 03/01/19	361,436

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$168,917	PL# 768313, 5.50%, 01/01/19	$174,774
160,408	PL# 781889, 5.50%, 03/01/17	166,372
4,348,182	PL# 806549, Variable Rate, 4.56%, 01/01/35(1)	4,301,993
964,886	PL# 826273, 6.00%, 07/01/20	1,002,417
50,990	PL# 831500, 6.00%, 05/01/16	53,752
3,303,564	PL# 831511, 6.00%, 06/01/16	3,483,412
761,199	PL# 845420, 6.00%, 02/01/36	784,662
7,852,620	PL# 850867, Variable Rate, 5.61%, 01/01/36(1)	7,997,217
1,616,349	PL# 869713, 6.50%, 04/01/36	1,680,751
41,937,108	PL# 888306, 5.00%, 12/01/36	42,875,926
2,275,536	PL# 888892, 7.50%, 11/01/37	2,388,530
759,999	PL# 891805, 6.00%, 06/01/36	783,306
66,339	PL# 893318, 6.50%, 08/01/36	68,983
3,503,668	PL# 900700, 6.50%, 09/01/36	3,643,267
3,180,824	PL# 911480, 6.50%, 03/01/37	3,307,381
3,326,775	PL# 911650, 6.50%, 01/01/37	3,459,327
7,875,049	PL# 915203, 6.00%, 04/01/37	8,116,115
70,865	PL# 917972, 5.50%, 05/01/37	72,724
1,057,465	PL# 918503, 5.50%, 06/01/37	1,085,209
4,103,218	PL# 922227, 6.50%, 12/01/36	4,266,705
16,522,832	PL# 929822, 5.50%, 08/01/38	16,954,678
4,514,565	PL# 929825, 5.50%, 08/01/38	4,632,559
8,991,336	PL# 929940, 6.00%, 09/01/38	9,266,573
48,757	PL# 929956, 5.50%, 09/01/38	50,031
4,923,712	PL# 934576, 5.50%, 10/01/38	5,052,399
45,189	PL# 940841, 5.50%, 08/01/37	46,375
39,361	PL# 944027, 6.50%, 08/01/37	40,927
2,599,318	PL# 959905, 6.50%, 11/01/37	2,702,739
4,908,389	PL# 964272, 6.00%, 07/01/38	5,058,151
9,238,954	PL# 964452, 5.50%, 07/01/38	9,480,427
5,294,201	PL# 970610, 5.50%, 10/01/38	5,432,572
10,257,281	PL# 983344, 6.00%, 07/01/38	10,570,244
171,556	PL# 985516, 5.50%, 06/01/38	176,040
3,416,941	PL# 990637, 6.50%, 09/01/38	3,552,551
58,695	PL# 990710, 6.00%, 09/01/38	60,486
2,800,327	PL# 991387, 6.50%, 10/01/38	2,911,465
14,900,000	TBA, 4.50%, 01/01/24	15,225,938
53,000,000	TBA, 5.00%, 01/01/24	54,391,249
11,300,000	TBA, 5.50%, 01/01/39	11,582,502
37,700,000	TBA, 6.00%, 01/01/39	38,807,437
400,000	TBA, 6.50%, 01/01/39	415,375
45,100,000	TBA, 4.50%, 02/01/39	45,508,695

		560,509,696

	Federal Agricultural Mortgage Corporation — 4.2%
20,230,000	3.88%, 08/19/11	21,491,280
45,175,000	144A, 5.50%, 07/15/11	48,089,510

		69,580,790

	Federal Home Loan Bank — 4.3%
9,195,000	5.63%, 06/13/16	9,655,090
38,390,000	5.86%, 03/02/17	38,661,878
20,865,000	5.38%, 05/15/19	23,477,298

		71,794,266

	Freddie Mac — 4.8%
16,800,000	4.75%, 06/28/12	18,253,166
9,800,000	5.75%, 06/27/16	10,514,832
14,775,000	4.88%, 06/13/18	16,980,760
3,509,054	PL# 1B2853, Variable Rate, 4.35%, 04/01/35(1)	3,493,443
9,911,851	PL# 1G1119, Variable Rate, 4.75%, 09/01/35(1)	9,980,577
12,377,736	PL# 1J1827, HB, 5.30%, 07/01/38	12,593,434
8,528,776	PL# 1L0289, Variable Rate, 5.20%, 12/01/35(1)	8,618,344

		80,434,556

	Freddie Mac Gold — 10.3%
215,688	PL# A32037, 5.00%, 03/01/35	220,719
23,281	PL# A38585, 5.50%, 10/01/35	23,861
539,256	PL# A62169, 5.50%, 06/01/37	552,561
1,865,921	PL# A63042, 5.50%, 07/01/37	1,911,960
2,552,953	PL# A65021, 5.50%, 08/01/37(5)(6)	2,615,944
1,219,486	PL# A68033, 5.50%, 08/01/37	1,249,576
2,228,180	PL# A68438, 5.50%, 11/01/37	2,283,158
765,140	PL# C01271, 6.50%, 12/01/31	799,332
2,367,485	PL# C57150, 6.00%, 05/01/31	2,450,078
2,878	PL# C67653, 7.00%, 06/01/32	3,024
39,760	PL# C67868, 7.00%, 06/01/32	41,784
9,884	PL# C67999, 7.00%, 06/01/32	10,387
66,975	PL# C68001, 7.00%, 06/01/32	70,385
93,118	PL# C90229, 7.00%, 08/01/18	98,091

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$11,242	PL# E00570, 6.00%, 09/01/13	$11,615
240,764	PL# E00592, 6.00%, 12/01/13	248,466
12,140	PL# E00720, 6.00%, 07/01/14	12,531
13,447	PL# E01007, 6.00%, 08/01/16	13,912
44,814	PL# E01095, 6.00%, 01/01/17	46,375
11,866	PL# E69171, 6.00%, 02/01/13	12,304
6,038	PL# E73319, 6.00%, 11/01/13	6,261
18,160	PL# E73769, 6.00%, 12/01/13	18,830
9,376	PL# E75990, 6.00%, 04/01/14	9,687
17,942	PL# E76341, 6.00%, 04/01/14	18,605
25,546	PL# E76730, 6.00%, 05/01/14	26,489
18,637	PL# E76731, 6.00%, 05/01/14	19,325
14,026	PL# E78995, 6.00%, 11/01/14	14,543
159,077	PL# E84191, 6.00%, 07/01/16	164,955
2,611	PL# E84758, 5.50%, 07/01/16	2,708
11,527	PL# E85885, 6.00%, 11/01/16	11,953
155,184	PL# E86502, 5.50%, 12/01/16	160,905
3,532	PL# E86565, 5.50%, 12/01/16	3,663
159,092	PL# E87961, 6.00%, 02/01/17	164,970
265,773	PL# E88001, 6.00%, 02/01/17	275,597
37,332	PL# E88452, 6.00%, 03/01/17	38,712
167,703	PL# E88749, 6.00%, 03/01/17	173,900
284,478	PL# E88789, 6.00%, 04/01/17	294,994
103,025	PL# E88979, 5.50%, 04/01/17	106,630
202,222	PL# E89282, 6.00%, 04/01/17	209,697
430,357	PL# E89336, 6.00%, 05/01/17	446,266
14,551	PL# E89653, 6.00%, 04/01/17	15,088
286,482	PL# E89913, 6.00%, 05/01/17	297,072
533,154	PL# E91644, 5.50%, 10/01/17	551,809
149,954	PL# E91754, 5.50%, 10/01/17	155,201
232,376	PL# E91774, 5.50%, 10/01/17	240,507
109,101	PL# E91968, 5.50%, 10/01/17	112,918
188,226	PL# E92113, 5.50%, 10/01/17	194,812
948,757	PL# G01391, 7.00%, 04/01/32	997,078
2,542,853	PL# G03358, 5.50%, 08/01/37(5)(6)	2,605,595
16,377,776	PL# G03850, 6.00%, 02/01/38(5)(6)	16,889,358
17,579,486	PL# G04544, 6.00%, 08/01/38(5)(6)	18,128,605
9,987	PL# G11111, 6.00%, 04/01/16	10,356
2,347,908	PL# M80813, 4.00%, 04/01/10	2,347,662
24,000,000	TBA, 4.50%, 01/01/24	24,532,512
3,000,000	TBA, 5.00%, 01/01/24	3,078,750
68,300,000	TBA, 5.50%, 01/01/39	69,900,815
16,900,000	TBA, 6.00%, 01/01/39	17,407,000

		172,309,891

	Government National Mortgage Association — 7.5%
80,543	PL# 3173, 6.50%, 12/20/31	84,817
549	PL# 434615, 7.00%, 11/15/29	581
140,872	PL# 435071, 7.00%, 03/15/31	148,964
17,101	PL# 493966, 7.00%, 06/15/29	18,098
36,135	PL# 494742, 7.00%, 04/15/29	38,240
907	PL# 530260, 7.00%, 02/15/31	959
159,790	PL# 531025, 6.00%, 04/15/32	165,456
386	PL# 538271, 7.00%, 11/15/31	408
62,815	PL# 538312, 6.00%, 02/15/32	65,042
95,117	PL# 543989, 7.00%, 03/15/31	100,580
767	PL# 547545, 7.00%, 04/15/31	811
187,306	PL# 550985, 7.00%, 10/15/31	198,066
243	PL# 551549, 7.00%, 07/15/31	256
16,936	PL# 552413, 7.00%, 02/15/32	17,808
71,322	PL# 554808, 6.00%, 05/15/31	73,918
55,119	PL# 555360, 6.00%, 06/15/31	57,126
62,298	PL# 555733, 6.00%, 03/15/32	64,507
445	PL# 557664, 7.00%, 08/15/31	471
53,259	PL# 557678, 7.00%, 08/15/31	56,318
3,687	PL# 561050, 7.00%, 05/15/31	3,899

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)
	Government National Mortgage Association (continued)

$274	PL# 561996, 7.00%, 07/15/31	$290
9,900	PL# 563346, 7.00%, 09/15/31	10,469
37,807	PL# 563599, 7.00%, 06/15/32	39,754
62,587	PL# 564086, 7.00%, 07/15/31	66,182
34,634	PL# 564300, 6.00%, 08/15/31	35,895
5,924	PL# 564706, 7.00%, 07/15/31	6,265
50,139	PL# 565808, 6.00%, 11/15/31	51,964
123,193	PL# 567622, 6.00%, 04/15/32	127,561
64,322	PL# 569567, 7.00%, 01/15/32	67,634
50,917	PL# 570517, 6.00%, 01/15/32	52,723
38,402	PL# 572821, 6.00%, 12/15/31	39,800
60,878	PL# 574873, 6.00%, 12/15/31	63,094
75,452	PL# 575906, 6.00%, 01/15/32	78,127
33,943	PL# 576323, 6.00%, 12/15/31	35,179
1,228	PL# 579377, 7.00%, 04/15/32	1,291
178,269	PL# 581015, 7.00%, 02/15/32	187,447
72,549	PL# 581070, 6.00%, 02/15/32	75,121
30,955	PL# 582956, 7.00%, 02/15/32	32,549
171,533	PL# 587122, 7.00%, 06/15/32	180,365
4,767	PL# 587494, 7.00%, 06/15/32	5,013
436	PL# 589696, 7.00%, 05/15/32	458
12,571	PL# 780802, 6.50%, 05/15/28	13,251
20,848	PL# 781113, 7.00%, 11/15/29	22,062
135,455	PL# 781148, 6.00%, 07/15/29	140,707
64,958	PL# 781276, 6.50%, 04/15/31	68,490
18,528	PL# 781287, 7.00%, 05/15/31	19,603
29,091	PL# 781324, 7.00%, 07/15/31	30,770
163,849	PL# 781328, 7.00%, 09/15/31	173,364
130,007	PL# 781330, 6.00%, 09/15/31	134,993
32,731	PL# 781496, 6.50%, 09/15/32	34,518
42,632	PL# 781548, 7.00%, 11/15/32	45,089
25,842	PL# 781584, 7.00%, 05/15/32	27,335
2,169,820	PL# 781804, 6.00%, 09/15/34	2,244,029
1,867,332	PL# 781847, 6.00%, 12/15/34	1,931,118
1,835,271	PL# 781902, 6.00%, 02/15/35	1,897,912
100,400,000	TBA, 5.50%, 02/01/39	103,161,918
12,500,000	TBA, 6.00%, 02/01/39	12,908,203

		125,106,868

	Resolution Funding Strips — 0.1%
1,200,000	Zero coupon, 07/15/18(20)	860,379
1,200,000	Zero coupon, 10/15/18(20)	849,532

		1,709,911

	Total US Government Agency Securities (Cost $1,069,324,451)	1,095,445,690

	Corporate Bonds and Notes — 48.2%
	Banks and Financial Services — 10.0%
3,000,000	Bank of America Corp., 7.80%, 09/15/16	3,053,958
4,550,000	Bank of America Corp., 6.00%, 09/01/17	4,621,080
2,675,000	Bank of America Corp., 5.75%, 12/01/17	2,670,830
105,000	Bank of America Corp., 5.65%, 05/01/18	105,623
7,565,000	Bear Stearns Companies, Inc. (The), Series MTN, 6.95%, 08/10/12	7,856,805
1,000,000	Bear Stearns Companies, Inc. (The), Series MTNB, 4.55%, 06/23/10	998,515
14,330,000	Citigroup, Inc., 3.63%, 02/09/09(4)(5)	14,284,330
3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,921,992
1,000,000	Citigroup, Inc., 5.30%, 10/17/12	963,726
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,871,792
5,820,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	5,835,225
5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,630,067
8,095,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	7,436,488
390,000	Icahn Enterprises Finance Corp., 8.13%, 06/01/12	300,300
4,045,000	Icahn Enterprises Finance Corp., 7.13%, 02/15/13	2,791,050
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,111,620
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	7,816,635
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	1,961,881
630,000,000	Kreditanstalt fur Wiederaufbau (Germany), Series EMTN, Floating Rate, 0.67%, 08/08/11(2)(17)	6,950,884
2,250,000	Lehman Brothers Holdings, Inc., 6.50%, 07/19/17(9)	225
4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12(9)	418,000
5,730,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13(9)	544,350
2,005,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17(9)	201

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27(9)	$361,000
425,000	Morgan Stanley, 6.75%, 04/15/11	418,169
19,360,000	Morgan Stanley, Floating Rate, 4.57%, 01/09/12(2)	15,275,271
565,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	481,316
18,175,000	Private Expert Funding Corp., Series Y, 3.55%, 04/15/13	18,935,914
3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	2,545,400
3,972,000	SLM Corp., Series MTNA, 4.00%, 01/15/09	3,953,860
2,370,000	SLM Corp., Series MTNA, 4.00%, 01/15/10	2,145,307
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,529,501
10,780,000	UBS AG Stamford Branch, Series DPNT (Switzerland), 5.88%, 12/20/17	9,902,993
5,900,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	5,354,811
7,565,000	Wachovia Bank NA, Series BKNT, 6.60%, 01/15/38	8,207,329
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,108,806

		167,365,254

	Broadcast Services/Media — 1.9%
5,279,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	5,461,252
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,806,844
965,000	Comcast Corp., 7.05%, 03/15/33	1,006,583
7,165,000	Comcast Corp., 6.95%, 08/15/37	7,545,118
465,000	Cox Communications, Inc., 7.75%, 11/01/10	456,404
475,000	CSC Holdings, Inc., Series B, 8.13%, 07/15/09	472,625
555,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	552,225
1,070,000	News America Holdings, 7.63%, 11/30/28	1,073,229
260,000	News America, Inc., 7.28%, 06/30/28	250,200
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,584,039
9,150,000	Time Warner Cable, Inc., 6.20%, 07/01/13	8,654,939
725,000	Time Warner Entertainment, 8.38%, 07/15/33	731,619
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	1,840,745

		31,435,822

	Computer Equipment, Software and Services — 0.7%
1,945,000	International Business Machines Corp., 5.70%, 09/14/17	2,079,429
5,000,000	International Business Machines Corp., 7.63%, 10/15/18	5,995,974
2,980,000	Oracle Corp., 5.75%, 04/15/18	3,116,985

		11,192,388

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	1,852,449

	Electronics — 0.0%
470,000	L-3 Communications Corp., 5.88%, 01/15/15	423,000
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	144,925

		567,925

	Entertainment, Leisure and Recreation — 0.0%
3,285,000	Harrah’s Operating Company, Inc. — 144A, 10.75%, 02/01/18(12)	427,050
810,088	Harrah’s Operating Company, Inc. — 144A, 10.00%, 12/15/18	295,682

		722,732

	Environmental Waste Management and Recycling Services — 0.0%
560,000	Aleris International, Inc., 9.00%, 12/15/14(12)	33,600

	Food and Beverage — 0.5%
4,792,000	Kraft Foods, Inc., 6.50%, 08/11/17	4,816,641
4,375,000	Kraft Foods, Inc., 6.13%, 02/01/18	4,287,049

		9,103,690

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Insurance — 0.7%
$5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 2.17%, 09/15/09(2)	$4,987,856
6,550,000	MetLife Global Funding I — 144A, 5.13%, 04/10/13	6,103,021

		11,090,877

	Machinery — 0.1%
2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,410,271

	Medical Equipment, Supplies, and Services — 0.2%
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	2,990,765

	Metals and Mining — 0.4%
730,000	AK Steel Corp., 7.75%, 06/15/12	569,400
1,695,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	1,440,750
3,080,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	2,525,600
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	1,710,988

		6,246,738

	Oil, Coal and Gas — 1.1%
4,000,000	Anadarko Petroleum Corp., 5.95%, 09/15/16	3,533,237
2,965,000	Arch Western Finance, 6.75%, 07/01/13	2,579,550
2,000,000	Canadian National Resources (Canada), 6.25%, 03/15/38	1,571,990
120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	36,000
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,325,052
365,000	El Paso Natural Gas, 8.63%, 01/15/22	328,874
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,490,254
3,680,000	Gaz Capital (Gazprom) — 144A (Russia), 7.29%, 08/16/37	2,171,200
1,795,000	Petrobras International Finance Company (Cayman Islands), 5.88%, 03/01/18	1,613,705
665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	508,815
1,700,000	XTO Energy, Inc., 6.75%, 08/01/37	1,592,159

		17,750,836

	Paper and Forest Products — 0.1%
400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	176,000
845,000	Georgia-Pacific LLC — 144A, 7.13%, 01/15/17	709,800

		885,800

	Pharmaceuticals/Research and Development — 0.2%
530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	425,325
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	662,867
1,580,000	Wyeth, 6.00%, 02/15/36	1,695,191

		2,783,383

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.3%
3,558,377	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	3,533,234
18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	18,628,061

		22,161,295

	Private Asset Backed: Banks and Financial Services — 3.8%
3,028,833	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	2,563,150
4,271,413	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, Floating Rate, 5.47%, 11/25/34(3)	3,876,232
3,330,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	3,232,270
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 01/10/12	9,333,605

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Banks and Financial Services (continued)

$1,759,582	JPMorgan Chase Commercial Mortgage Securities Corp. — 144A, Series 2004-CB8, Class A1A, 4.16%, 01/12/39	$1,446,450
106,915	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	106,592
7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, Floating Rate, 5.88%, 01/11/17(3)	3,658,023
997,283	SLM Student Loan Trust, Series 2005-5, Class A1 (Luxembourg), Floating Rate, 3.54%, 01/25/18(2)	994,816
18,210,000	SLM Student Loan Trust, Series 2008-5, Class A2 (Luxembourg), Floating Rate, 4.64%, 10/25/16(2)	17,040,576
4,600,000	SLM Student Loan Trust, Series 2008-5, Class A3 (Luxembourg), Floating Rate, 4.84%, 01/25/18(2)	4,078,188
12,410,000	SLM Student Loan Trust, Series 2008-5, Class A4 (Luxembourg), Floating Rate, 5.24%, 07/25/23(2)	10,228,555
7,854,654	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	7,594,082

		64,152,539

	Private Asset Backed: Credit Cards — 1.1%
19,800,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	18,368,256

	Private Asset Backed: Mortgage and Home Equity — 22.3%
4,605,054	American Home Mortgage Assets, Series 2006-6, Class A1A, Floating Rate, 0.66%, 12/25/46(3)	1,906,586
10,051,292	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	10,023,042
7,637,356	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	7,495,604
16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	15,508,440
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	10,695,246
13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.69%, 04/10/49(3)	10,066,552
4,526,309	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate, 5.34%, 03/25/35(3)	2,867,218
215,218	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	212,655
2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,150,108
3,085,350	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,070,366
2,430,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	1,904,722
12,075,947	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.34%, 08/25/35(3)	8,350,800
3,761,647	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 0.58%, 03/25/37(3)	3,246,118
1,037,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	724,275
3,487,500	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4, Floating Rate, 5.82%, 07/10/17(3)	2,644,448
6,104,616	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	3,021,785
2,098,320	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 1A1, Floating Rate, 3.22%, 08/25/46(3)	881,294
5,577,804	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 0.70%, 03/20/47(3)	2,285,595

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$5,922,319	Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1A31, 5.50%, 04/25/37	$3,509,060
2,488,784	Countrywide Home Loans, Series 2006-OA5, Class 2A1, Floating Rate, 0.67%, 04/25/36(3)	974,522
8,344,802	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	5,661,431
10,280,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	9,396,289
14,005,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	11,913,139
584,957	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 0.56%, 04/25/36(3)	577,982
4,773,584	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 0.67%, 02/25/47(3)	1,937,468
4,220,166	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,202,949
12,337,108	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	12,125,440
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	9,747,885
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	10,783,746
3,537,445	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	3,523,502
4,866,891	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	4,850,351
12,905,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	9,822,407
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	2,561,005
5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	2,249,026
2,556,050	GSR Mortgage Loan Trust, Series 2004-9, Class 3A1, Floating Rate, 4.35%, 08/25/34(3)	1,750,349
2,951,873	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, Floating Rate, 4.91%, 01/25/35(3)	1,727,964
8,523,777	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	6,256,491
5,968,182	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, Floating Rate, 0.66%, 08/25/46(3)	2,900,281
632,422	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, Floating Rate, 0.91%, 09/19/35(3)	293,219
8,827,103	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 0.75%, 12/19/36(3)	3,503,408
8,673,345	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, Floating Rate, 0.79%, 11/19/36(3)	3,730,280
4,283,661	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, Floating Rate, 5.90%, 09/25/36(3)	2,322,205
10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	10,012,977
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,467,414
8,802,067	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	8,603,237
9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	7,390,473
1,665,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,263,759
14,046,876	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.88%, 08/25/34(3)	10,489,083

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,553,824	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 07/25/36	$1,145,945
4,974,457	JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36	3,652,961
1,337,367	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 03/25/22	908,992
4,055,440	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 03/25/37	2,674,594
4,677,190	JPMorgan Mortgage Trust, Series 2007-S2, Class 1A15, 6.75%, 06/25/37	3,014,466
13,111,619	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,168,289
5,937,586	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	5,933,538
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	6,986,193
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	8,268,815
11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	9,276,753
9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	6,941,247
11,842,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2, 5.59%, 09/15/45	9,005,760
8,918,777	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, Floating Rate, 5.82%, 05/25/36(3)	4,433,619
10,675,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.28%, 01/11/18	8,275,479
3,786,992	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 0.53%, 11/25/46(3)	3,555,438
7,732,103	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	6,340,044
8,500,452	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	8,257,127
4,780,044	Structured Adjustable Rate Mortgage Loan, Series 2007-3, Class 3A1, Floating Rate, 5.71%, 04/25/37(3)	2,312,177
16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 5.90%, 07/15/17(3)	11,729,017
2,805,037	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, Floating Rate, 3.03%, 05/25/47(3)	1,199,154
6,578,430	Washington Mutual Mortgage Pass-Through Certificaties, Series 2007-HY1, Class 1A1, Floating Rate, 5.71%, 02/25/37(3)	3,588,394
4,959,358	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 03/25/36	4,331,855
400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, Floating Rate, 5.78%, 04/25/36(3)	228,869

		372,830,922

	Private Asset Backed: Other — 0.2%
3,715,429	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	2,741,511

	Private Asset Backed: Utilities — 0.5%
8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,180,576

	Telecommunications Equipment and Services — 2.2%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	530,007
10,025,000	AT&T, Inc., 6.50%, 09/01/37	10,796,825
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	712,800

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$800,000	Citizens Communications Company, 6.25%, 01/15/13	$680,000
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,065,516
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	862,583
2,755,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,969,825
755,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	539,825
675,000	Qwest Corp., Floating Rate, 5.25%, 06/15/13(2)	502,875
890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	881,214
1,950,000	Sprint Nextel Corp., 6.00%, 12/01/16	1,374,750
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,313,156
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	74,870
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	863,058
6,700,000	Verizon Communications, Inc., 8.75%, 11/01/18	7,860,587
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	156,525
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,414,100
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	458,502
890,000	Wind Acquistion Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	765,400
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,265,000
1,220,000	Windstream Corp., 8.63%, 08/01/16	1,079,700

		36,167,118

	Transportation — 0.2%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	372,400
2,495,000	United Parcel Service, Inc., 6.20%, 01/15/38	2,750,623

		3,123,023

	Utilities — 0.6%
321,176	AES Ironwood LLC, 8.86%, 11/30/25	279,423
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	202,100
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,692,534
264,556	Elwood Energy LLC, 8.16%, 07/05/26	179,359
1,000,000	Florida Power & Light Company, 5.63%, 04/01/34	1,061,161
1,700,000	Florida Power Corp., 6.40%, 06/15/38	1,898,458
81,813	Homer City Funding LLC, 8.73%, 10/01/26	75,268
560,000	NRG Energy, Inc., 7.38%, 02/01/16	520,800
4,355,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.50%, 11/01/15	3,092,049

		10,001,152

	Total Corporate Bonds and Notes (Cost $942,083,651)	803,158,922

	Preferred Corporate Bonds and Notes — 3.2%
	Banks and Financial Services — 2.4%
3,840,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)	2,762,066
4,775,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)	3,571,700
2,245,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual(1)	1,135,027
2,670,000	Citigroup Capital XXI, Variable Rate, 8.30%, 12/21/57(1)	2,059,203
6,885,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1)	3,213,457
5,375,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67(1)	3,378,558
3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual(1)	1,241,686
6,685,000	JPMorgan Chase & Company, Series 1, Variable Rate, 7.90%, perpetual(1)	5,560,783
5,795,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	5,339,426

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Preferred Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)(9)	$102
6,450,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual(1)	3,015,607
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual(1)	592,063
6,240,000	Wachovia Corp., Series K, Variable Rate, 7.98%, perpetual(1)	5,318,976
2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37(1)	1,186,950

		38,375,604

	Insurance — 0.8%
7,320,000	American International Group — 144A, Variable Rate, 8.18%, 05/15/58(1)	2,847,663
3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/67(1)	2,356,730
2,350,000	Lincoln National Corp., Variable Rate, 7.00%, 05/17/66(1)	987,000
4,455,000	MetLife, Inc., 6.40%, 12/15/36	2,673,000
3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37(1)	1,767,241
2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65(1)	812,648
4,125,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37(1)	2,702,028

		14,146,310

	Total Preferred Corporate Bonds and Notes (Cost $86,418,156)	52,521,914

	Foreign Government Obligations — 2.4%
9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	11,989,879
1,155,000	Bundesrepublik Deutschland, Series 05 (Germany), 4.00%, 01/04/37(16)	1,720,205
2,975,000	Bundesrepublik Deutschland, Series 07 (Germany), 4.25%, 07/04/39(16)	4,696,655
52,300,000	Mexican Bonos De Desarrollo, Series M10 (Mexico), 7.25%, 12/15/16(19)	3,619,099
175,210,000	Mexican Bonos De Desarrollo, Series M20 (Mexico), 10.00%, 12/05/24(19)	14,533,251
2,645,000	United Kingdom Treasury Bond (United Kingdom), 4.25%, 12/07/49(15)	4,160,811

	Total Foreign Government Obligations (Cost $43,799,105)	40,719,900

Contracts

	Purchased Put Options — 0.0%
69,900,000	Expiring 08/09/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.78%, expiring 08/11/20, European Style	341,930
31,200,000	Expiring 10/21/09. If exercised the Series receives floating 3 month LIBOR, and pays 6.50%, expiring 10/23/09, European Style	77,227

	Total Purchased Put Options (Cost $2,869,050)	419,157

Principal

	Securities Lending Collateral — 0.1%
$2,425,000	Securities Lending Collateral Investment (Note 4) (Cost $2,425,000)	2,425,000

	Total Securities (Cost $2,182,914,107)	2,035,413,009

	Repurchase Agreements — 0.5%
8,044,299	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $8,044,303 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $8,291,700) (Cost $8,044,299)	8,044,299

	Total Investments before Call and Put Options Written and Securities Sold Short — 122.5% (Cost $2,190,958,406)	2,043,457,308

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Contracts		Value

	Call Options Written — (0.6)%
(35,600,000)	Expiring 05/04/10. If exercised the Series receives floating 3 month LIBOR, and pays 4.88%, expiring 05/06/20, European Style	$(6,797,528)
(20,000,000)	Expiring 10/14/11. If exercised the Series receives floating 3 month LIBOR, and pays 4.98%, expiring 10/18/21, European Style	(3,692,912)

	Total Call Options Written (Premium $2,789,320)	(10,490,440)

	Put Options Written — (0.0)%
(35,600,000)	Expiring 05/04/10. If exercised the Series receives 4.88%, and pays floating 3 month LIBOR, expiring 05/06/20, European Style	(299,813)
(20,000,000)	Expiring 10/14/11. If exercised the Series receives 4.98%, and pays floating 3 month LIBOR, expiring 10/18/21, European Style	(339,430)

	Total Put Options Written (Premium $2,789,320)	(639,243)

Principal

	Securities Sold Short — (15.0)%
$(24,600,000)	Fannie Mae, TBA, 5.50%, 01/01/24	(25,330,325)
(900,000)	Fannie Mae, TBA, 6.00%, 01/01/24	(933,187)
(45,900,000)	Fannie Mae, TBA, 5.00%, 01/01/39	(46,861,054)
(90,600,000)	Fannie Mae, TBA, 5.50%, 01/01/39	(92,865,000)
(40,700,000)	Fannie Mae, TBA, 6.00%, 01/01/39	(41,895,562)
(29,900,000)	Fannie Mae, TBA, 6.50%, 01/01/39	(31,049,296)
(8,000,000)	Fannie Mae, TBA, 5.50%, 02/01/39	(8,175,000)
(1,900,000)	Freddie Mac Gold, TBA, 6.00%, 01/01/24	(1,966,500)
(700,000)	Freddie Mac Gold, TBA, 6.50%, 01/01/39	(726,908)

	Total Securities Sold Short (Proceeds $247,817,336)	(249,802,832)

	Total Investments net of Call and Put Options Written and Securities Sold Short — 106.9% (Cost $1,937,562,430)	1,782,524,793
	Liabilities less other assets — (6.9)%	(115,212,108)

	Net Assets — 100.0%	$1,667,312,685

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $2,191,657,611.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$46,643,819
Gross unrealized depreciation	(194,844,122)

Net unrealized depreciation	$(148,200,303)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Principal		Value

	US Treasury Securities — 3.7%
	US Treasury Bonds — 1.0%
$50,000	8.75%, 05/15/17	$73,578
740,000	8.88%, 08/15/17	1,101,617
550,000	6.38%, 08/15/27	804,891
670,000	5.38%, 02/15/31	920,622
80,000	4.75%, 02/15/37	111,475

		3,012,183

	US Treasury Inflation Index — 2.0%
44,552	1.88%, 07/15/15	42,084
130,984	2.00%, 01/15/16	125,437
461,283	2.50%, 07/15/16	457,643
20,906	2.63%, 07/15/17	21,424
206,879	2.38%, 01/15/25	203,324
87,322	2.00%, 01/15/26	82,254
1,804,790	2.38%, 01/15/27(5)	1,813,108
3,464,302	1.75%, 01/15/28(5)	3,200,688

		5,945,962

	US Treasury Notes — 0.1%
10,000	1.75%, 11/15/11	10,228
170,000	1.13%, 12/15/11	170,758
130,000	1.50%, 12/31/13	129,705

		310,691

	US Treasury Strips — 0.6%
2,995,000	Zero coupon, 11/15/24	1,950,584

	Total US Treasury Securities (Cost $9,856,561)	11,219,420

	US Government Agency Securities — 58.7%
	Fannie Mae — 40.3%
790,000	3.00%, 07/12/10	814,234
940,000	5.25%, 08/01/12	990,779
1,165,226	PL# 256219, 5.50%, 04/01/36	1,171,211
2,286,719	PL# 256552, 5.50%, 01/01/37	2,346,843
2,749,395	PL# 735580, 5.00%, 06/01/35	2,812,662
268,479	PL# 735809, Variable Rate, 4.83%, 08/01/35(1)	269,126
4,247,892	PL# 745275, 5.00%, 02/01/36	4,342,987
2,029,109	PL# 745959, 5.50%, 11/01/36	2,082,460
27,386	PL# 759626, 6.00%, 02/01/34	28,290
41,130	PL# 795774, 6.00%, 10/01/34	42,442
183,584	PL# 796050, 6.00%, 08/01/34	189,443
1,104,858	PL# 796278, 6.00%, 12/01/34	1,140,122
39,921	PL# 801516, HB, Variable Rate, 4.71%, 08/01/34(1)	39,862
437,862	PL# 809169, 6.00%, 01/01/35	451,838
85,595	PL# 810896, HB, Variable Rate, 4.83%, 01/01/35(1)	86,047
17,275	PL# 820426, 6.00%, 03/01/35	17,808
460,001	PL# 852523, 5.50%, 02/01/36	472,095
1,030,209	PL# 888022, 5.00%, 02/01/36	1,053,272
889,900	PL# 888893, 5.50%, 08/01/37	913,298
95,447	PL# 889745, 5.50%, 06/01/36	98,076
377,729	PL# 893681, 6.00%, 10/01/36	389,313
674,508	PL# 893923, 6.00%, 10/01/36	695,194
919,556	PL# 894005, 6.00%, 10/01/36	947,757
1,306,340	PL# 904000, 6.00%, 01/01/37	1,346,402
2,906,986	PL# 916397, 6.50%, 05/01/37	3,022,648
1,346,558	PL# 918653, 6.00%, 06/01/37	1,387,778
135,466	PL# 929774, 5.50%, 07/01/38	139,007
380,273	PL# 934327, 6.00%, 07/01/38	391,876
91,539	PL# 950385, HB, Variable Rate, 5.86%, 08/01/37(1)	95,101
9,337,922	PL# 950694, 6.00%, 10/01/37	9,623,768
796,214	PL# 975639, 5.00%, 07/01/38	813,790
2,934,054	PL# 981034, 5.00%, 04/01/38	2,998,820
661,830	PL# 983897, 5.50%, 06/01/38	679,128
298,614	PL# 985143, 5.00%, 09/01/38	305,206
5,060,621	PL# 985730, 5.50%, 06/01/38	5,192,887
996,319	PL# 987420, 5.00%, 07/01/38	1,018,311
7,100,000	TBA, 5.50%, 01/01/24	7,310,785
4,800,000	TBA, 6.00%, 01/01/24	4,977,000
55,730,000	TBA, 5.00%, 01/01/39	56,896,876
2,400,000	TBA, 5.50%, 01/01/39	2,460,000
1,000,000	TBA, 6.00%, 01/01/39	1,029,375

		121,083,917

	Federal Agricultural Mortgage Corp. — 0.3%
900,000	144A, 5.13%, 04/19/17(5)	1,015,758

	Federal Home Loan Bank — 0.2%
490,000	5.50%, 07/15/36(4)	627,950

	Freddie Mac — 2.7%
90,575	PL# 1B2694, Variable Rate, 4.36%, 12/01/34(1)(5)	90,325
759,020	PL# 1G2201, HB, Variable Rate, 6.09%, 09/01/37(1)(4)	776,873
3,478,560	PL# 1G2403, HB, Variable Rate, 5.57%, 01/01/38(1)	3,557,037
323,385	PL# 1N1447, HB, Variable Rate, 5.77%, 02/01/37(1)(4)	330,733
1,882,410	PL# 1N1454, HB, Variable Rate, 5.88%, 04/01/37(1)(4)	1,924,165
612,333	PL# 1N1463, HB, Variable Rate, 5.88%, 05/01/37(1)(4)	627,092
820,318	PL# 1N1582, HB, Variable Rate, 5.93%, 05/01/37(1)(4)	840,282

		8,146,507

	Freddie Mac Gold — 11.7%
802,912	PL# A39644, 5.50%, 11/01/35	822,894

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$768,976	PL# A39756, 5.00%, 11/01/35(4)	$786,912
9,487,670	PL# G02427, 5.50%, 12/01/36(4)(5)	9,722,300
917,641	PL# G03092, 5.50%, 07/01/37(4)	940,283
4,364,309	PL# G03695, 5.50%, 11/01/37(4)	4,472,239
8,031,949	PL# G03696, 5.50%, 01/01/38(4)	8,230,128
5,698,832	PL# G04222, 5.50%, 04/01/38(4)	5,839,444
1,500,000	TBA, 5.00%, 01/01/24	1,539,375
400,000	TBA, 5.00%, 01/01/39	408,750
2,400,000	TBA, 6.00%, 01/01/39	2,472,000

		35,234,325

	Government National Mortgage Association — 3.3%
530,891	PL# 605617, 5.00%, 07/15/34	546,291
1,260,804	PL# 612902, 5.00%, 07/15/33	1,298,165
537,799	PL# 636084, 5.00%, 01/15/35	553,063
1,577,313	PL# 644631, 5.00%, 09/15/35	1,622,081
2,400,000	TBA, 5.00%, 01/01/39	2,460,000
3,400,000	TBA, 5.50%, 01/01/39	3,505,719

		9,985,319

	Tennessee Valley Authority — 0.2%
440,000	5.98%, 04/01/36	571,120

	Total US Government Agency Securities (Cost $171,989,787)	176,664,896

	Corporate Bonds and Notes — 52.4%
	Advertising — 0.0%
90,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	65,025

	Aerospace and Defense — 0.0%
45,000	DRS Technologies, Inc., 6.63%, 02/01/16(5)	45,000

	Airlines — 0.2%
300,000	Continental Airlines, Inc., Series A, 5.98%, 04/19/22(5)	201,000
73,889	Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.62%, 03/18/11(5)	64,283
373,974	Delta Air Lines, Inc., Series 2007-1, Class A, 6.82%, 08/10/22(5)	217,089

		482,372

	Apparel: Manufacturing and Retail — 0.0%
200,000	Neiman Marcus Group, Inc., 7.13%, 06/01/28	94,000

	Automobile: Rental — 0.0%
75,000	Hertz Corp., 8.88%, 01/01/14	46,125
135,000	Hertz Corp., 10.50%, 01/01/16	61,594

		107,719

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.3%
600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11(5)	523,201
1,100,000	Ford Motor Company, 7.45%, 07/16/31	308,000
840,000	General Motors Corp., 8.25%, 07/15/23(8)	138,600
150,000	General Motors Corp., 8.38%, 07/15/33	26,250
55,000	Visteon Corp., 8.25%, 08/01/10	17,050
141,000	Visteon Corp. — 144A, 12.25%, 12/31/16	33,840

		1,046,941

	Banks and Financial Services — 11.9%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67(1)(5)	23,885
420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10(5)	230,916
420,000	American Express Company, Variable Rate, 6.80%, 09/01/66(1)(5)	217,413
220,000	American Express Credit Company, Series MTNC, 5.88%, 05/02/13(5)	211,194
220,000	American General Finance Corp. Series MTNJ, 6.90%, 12/15/17(5)	95,210
30,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual(1)(5)	12,020
800,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18(5)	876,685
860,000	Caterpillar Financial Service Corp., Series MTNF, 6.20%, 09/30/13(5)	886,589
1,160,000	Citigroup, Inc., 6.50%, 08/19/13(5)	1,170,540
1,260,000	Citigroup, Inc., 5.00%, 09/15/14(5)	1,108,273
1,030,000	Citigroup, Inc., 6.88%, 03/05/38(5)	1,172,024

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$80,000	Countrywide Financial Corp., Series MTN, Floating Rate, 4.35%, 01/05/09(2)	$80,000
2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10(5)	2,397,331
3,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	3,634,673
720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	632,319
1,110,000	Ford Motor Credit Company LLC, 12.00%, 05/15/15	828,902
800,000	General Motors Acceptance Corp., 5.85%, 01/14/09(8)	794,786
290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11(9)	13,775
800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16(1)(9)	120
2,040,000	GMAC LLC, 5.63%, 05/15/09	1,960,370
1,184,103	GMAC LLC — 144A, 6.63%, 05/15/12(14)	1,129,622
295,081	GMAC LLC — 144A, 7.50%, 12/31/13(14)	234,404
256,840	GMAC LLC — 144A, 8.00%, 12/31/18(14)	152,520
362,272	GMAC LLC — 144A, 8.00%, 11/01/31(14)	247,701
380,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10	374,448
140,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	133,547
100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	97,298
960,000	HSBC Finance Corp., 4.63%, 09/15/10	947,646
100,000	HSBK Europe BV — 144A (the Netherlands), 9.25%, 10/16/13	73,000
270,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22(1)	141,780
920,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22(1)	484,951
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	891,552
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	1,038,683
950,000	JPMorgan Chase & Company, 6.13%, 06/27/17	934,916
80,000	JPMorgan Chase & Company, Series 2, 2.13%, 06/22/12	80,333
200,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16(9)	1,500
2,400,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15(9)(14)(20)	144,000
320,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11(9)	5,600
410,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.02%, 08/19/65(2)(9)	41
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12(9)	45,600
970,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17(9)	97
1,420,000	Merrill Lynch & Company, Inc., Series MTN, 6.88%, 04/25/18	1,485,357
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual(1)	243,853
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	578,467
200,000	Morgan Stanley, Series MTNF, Floating Rate, 4.95%, 10/18/16(2)	137,611
10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual(1)	5,290
20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual(1)	10,965
490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual(1)	233,283
200,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual(1)	79,657
780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	444,600
220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16(1)	197,923
610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual(1)	127,583

120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	79,859

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$675,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	$482,976
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	678,248
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	25,376
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	63,698
400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	398,567
150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/15/36(1)	105,602
270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	140,400
100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	48,000
108,000	TNK-BP Finance SA — REG S (Luxembourg), 7.50%, 07/18/16	56,700
510,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	255,000
520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	223,600
1,860,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	799,800
1,300,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	1,179,874
460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual(1)	271,400
1,150,000	Wachovia Corp., 5.25%, 08/01/14	1,071,241
940,000	Wachovia Corp., Series MTNG, 5.50%, 05/01/13	929,511
340,000	Wells Fargo Capital X, 5.95%, 12/15/36	291,396
1,300,000	Wells Fargo Capital XV, Variable Rate, 9.75%, perpetual(1)	1,313,000

		35,465,101

	Broadcast Services/Media — 1.2%
130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	22,750
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	6,000
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	10,800
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	5,500
320,000	Comcast Cable Communications, 8.88%, 05/01/17(5)	341,713
730,000	Comcast Corp., 6.50%, 01/15/15(5)	717,539
50,000	Comcast Corp., 6.50%, 01/15/17(5)	49,386
210,000	Comcast Corp., 5.88%, 02/15/18(5)	198,996
235,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	221,488
115,000	Echostar DBS Corp., 7.00%, 10/01/13	99,763
145,000	Echostar DBS Corp., 7.75%, 05/31/15	123,250
20,000	News America, Inc., 6.20%, 12/15/34	18,251
40,000	News America, Inc., 6.65%, 11/15/37	39,590
60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	58,429
450,000	Time Warner Cable, Inc., 5.85%, 05/01/17	411,099
180,000	Time Warner Entertainment, 8.38%, 07/15/33	181,643
720,000	Time Warner, Inc., 6.88%, 05/01/12(5)	691,701
290,000	Time Warner, Inc., 7.70%, 05/01/32(5)	290,358

		3,488,256

	Chemicals — 0.4%
1,020,000	Dow Chemical Company, 5.70%, 05/15/18(5)	906,177
60,000	Georgia Gulf Corp., 9.50%, 10/15/14	18,000
400,000	PPG Industries, Inc., 6.65%, 03/15/18	394,022
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	25,520

		1,343,719

	Computer Equipment, Software and Services — 0.2%
530,000	Electronic Data Systems, 7.13%, 10/15/09	538,811
240,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	158,400

		697,211

	Consumer Goods and Services — 0.1%
110,000	Reynolds American, Inc., 7.63%, 06/01/16	91,609
190,000	Reynolds American, Inc., 6.75%, 06/15/17	150,820

		242,429

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Containers and Packaging — 0.0%
$110,000	Graham Packaging Company, LP, 8.50%, 10/15/12	$78,375

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	5,850
55,000	NXP BV/NXP Funding LLC (the Netherlands), 9.50%, 10/15/15	10,450

		16,300

	Entertainment, Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	9,450
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	23,600
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	19,800
135,000	MGM MIRAGE, 7.63%, 01/15/17	87,075
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	24,900
140,000	Station Casinos, Inc., 7.75%, 08/15/16	26,600

		191,425

	Environmental Waste Management and Recycling Services — 0.2%
600,000	Waste Management, Inc., 6.38%, 11/15/12	559,517

	Equipment Rental and Leasing — 0.4%
3,330,000	International Lease Finance Corp. E-Capital Trust I — 144A, Variable Rate, 5.90%, 12/21/65(1)	1,067,301
440,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65(1)	183,750

		1,251,051

	Food and Beverage — 0.7%
1,290,000	Diageo Capital PLC (United Kingdom), 7.38%, 01/15/14(5)	1,374,174
600,000	Pepsico, Inc., 7.90%, 11/01/18	735,388

		2,109,562

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	37,000
55,000	Service Corp. International, 7.50%, 04/01/27	35,200

		72,200

	Insurance — 0.5%
130,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18(5)	87,137
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13(5)	16,055
825,000	Chubb Corp., 5.75%, 05/15/18(5)	792,138
220,000	Humana, Inc., 7.20%, 06/15/18	176,921
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 3.21%, 07/07/10(2)	541,740

		1,613,991

	Machinery — 0.0%
60,000	Terex Corp., 7.38%, 01/15/14	52,200

	Manufacturing — 0.2%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	117,953
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	412,859

		530,812

	Medical Equipment, Supplies, and Services — 0.6%
190,000	Community Health Systems, Inc., 8.88%, 07/15/15	174,800
230,000	DaVita, Inc., 6.63%, 03/15/13	218,500
3,000	HCA, Inc., 6.30%, 10/01/12	2,115
56,000	HCA, Inc., 6.25%, 02/15/13	35,000
110,000	HCA, Inc., 6.75%, 07/15/13	69,300
50,000	HCA, Inc., 9.13%, 11/15/14	46,375
100,000	HCA, Inc., 9.25%, 11/15/16	91,750
707,000	HCA, Inc., 9.63%, 11/15/16(12)	551,460
555,000	Tenet Healthcare Corp., 9.88%, 07/01/14	446,775

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Medical Equipment, Supplies, and Services (continued)

$50,000	WellPoint, Inc., 5.88%, 06/15/17	$45,507

		1,681,582

	Metals and Mining — 1.2%
730,000	Alcoa, Inc., 6.00%, 07/15/13(5)	660,054
880,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	448,800
320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	262,400
870,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	637,859
155,000	Steel Dynamics, Inc., 7.38%, 11/01/12	113,150
105,000	Steel Dynamics, Inc., 6.75%, 04/01/15	72,450
1,304,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,183,640
520,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	312,000

		3,690,353

	Office Equipment, Supplies, and Services — 0.0%
30,000	Xerox Corp., 6.75%, 02/01/17	21,769

	Oil, Coal and Gas — 5.5%
740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31(5)	654,365
80,000	Anadarko Petroleum Corp., 5.95%, 09/15/16(5)	70,665
1,250,000	Anadarko Petroleum Corp., 6.45%, 09/15/36(5)	986,043
240,000	Apache Corp., 5.25%, 04/15/13(5)	243,186
950,000	Apache Corp., 5.63%, 01/15/17(5)	956,380
800,000	Baker Hughes, Inc., 7.50%, 11/15/18(5)	886,926
60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	47,400
140,000	Chesapeake Energy Corp., 6.25%, 01/15/18	103,600
195,000	Complete Production Services, Inc., 8.00%, 12/15/16	122,850
210,000	Conoco, Inc., 6.95%, 04/15/29(5)	225,981
305,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	210,450
1,420,000	El Paso Corp., 7.00%, 06/15/17	1,111,298
19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	12,379
92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	59,719
110,000	El Paso Natural Gas, 8.38%, 06/15/32(5)	94,918
770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	458,150
80,000	Hess Corp., 7.88%, 10/01/29(5)	76,799
440,000	Hess Corp., 7.30%, 08/15/31(5)	400,337
760,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	440,800
1,010,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13	787,800
200,000	Kerr-McGee Corp., 6.95%, 07/01/24	175,370
295,000	Kerr-McGee Corp., 7.88%, 09/15/31	271,561
310,000	Key Energy Services, Inc., 8.38%, 12/01/14	204,600
30,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	29,971
470,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	457,141
130,000	Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	119,054
260,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	225,726
1,030,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	833,009
1,060,000	Occidental Petroleum Corp., 7.00%, 11/01/13	1,156,931
160,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	81,600
120,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	64,800
45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	42,638
1,300,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,100,450
120,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	101,580
720,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	702,000

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$125,000	Semgroup LP — 144A, 8.75%, 11/15/15(8)(9)(20)	$4,375
5,000	Southern Natural Gas, 8.00%, 03/01/32	4,166
60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	47,547
65,000	Suburban Propane Partners, 6.88%, 12/15/13	53,300
20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	15,875
120,000	Transocean, Inc. (Cayman Islands), 5.25%, 03/15/13	111,456
370,000	Williams Companies, Inc., 7.88%, 09/01/21	283,050
380,000	Williams Companies, Inc., 7.75%, 06/15/31	260,300
130,000	Williams Companies, Inc., 8.75%, 03/15/32	96,850
840,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	562,800
550,000	XTO Energy, Inc., 7.50%, 04/15/12	543,597
340,000	XTO Energy, Inc., 5.65%, 04/01/16	311,939
10,000	XTO Energy, Inc., 6.25%, 08/01/17	9,603
270,000	XTO Energy, Inc., 5.50%, 06/15/18	244,425
70,000	XTO Energy, Inc., 6.75%, 08/01/37	65,559

		16,131,319

	Paper and Forest Products — 0.2%
820,000	Weyerhaeuser Company, 6.75%, 03/15/12	734,023

	Pharmaceuticals/Research and Development — 0.3%
200,000	Abbott Laboratories, 5.60%, 11/30/17(5)	216,436
280,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	261,800
470,000	Wyeth, 5.95%, 04/01/37	521,835

		1,000,071

	Printing and Publishing — 0.0%
440,000	Idearc, Inc., 8.00%, 11/15/16	33,000
40,000	RH Donnelley Corp., Series A-4, 8.88%, 10/15/17	6,000
40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	32,200
80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	32,800

		104,000

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
1,450,666	Wells Fargo Financial Auto Owner Trust, Series 2005-A, Class A4, 4.28%, 05/15/12	1,412,087

	Private Asset Backed: Banks and Financial Services — 1.6%
2,376,270	Conseco Finance Securitizations Corp., Series 2002-1, Class A, 6.68%, 12/01/33(5)	1,914,030
2,490,923	Conseco Finance Securitizations Corp., Series 2002-2, Class A2, 6.03%, 03/01/33(5)	1,800,389
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	114,377
630,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	473,951
750,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.69%, 04/15/49	562,840

		4,865,587

	Private Asset Backed: Credit Cards — 0.4%
1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 1.23%, 09/15/13(3)	1,339,326

	Private Asset Backed: Mortgage and Home Equity — 19.1%
504,844	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 0.62%, 08/25/35(3)	470,181
123,835	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 0.71%, 09/25/35(3)	96,906
55,766	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 0.89%, 02/25/35(3)	27,115
27,262	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 0.85%, 04/25/35(3)	12,919

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,621,027	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 0.66%, 09/25/46(3)	$642,180
274,749	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 0.76%, 11/25/45(3)	131,579
514,502	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, Floating Rate, 1.51%, 07/25/32(3)	357,909
1,214,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43(5)	976,738
280,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A3, Floating Rate, 5.66%, 06/10/49(3)(5)	183,033
811,594	Banc of America Funding Corp., Series 2005-E, Class 4A1, Floating Rate, 4.52%, 03/20/35(3)	573,516
498,647	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, Floating Rate, 4.44%, 02/25/35(3)	330,932
206,579	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 5.41%, 11/25/34(3)	113,335
977,466	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 0.73%, 08/25/36(3)	192,434
1,571,972	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 0.68%, 12/25/46(3)	448,459
1,417,832	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 0.72%, 12/25/36(3)	584,998
7,449,727	Bear Stearns Structured Products, Inc. — 144A, Series 2007-R11, Class A1A, Floating Rate, 1.07%, 09/27/37(3)	7,244,711
1,150,000	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 05/25/33(5)	906,553
2,434,071	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 0.78%, 08/25/35(3)	1,080,376
297,026	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.91%, 08/25/35(3)(5)	179,887
674,950	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 0.82%, 09/25/35(3)	304,377
150,014	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 0.80%, 10/25/35(3)	69,283
2,113,069	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 0.83%, 11/20/35(3)	984,249
322,265	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 0.84%, 11/20/35(3)	161,094
707,176	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 0.74%, 01/25/36(3)	332,409
936,132	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 0.74%, 08/25/35(3)	451,473
940,915	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 0.74%, 05/20/46(3)	341,857
420,099	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 0.68%, 07/25/46(3)	147,784
58,775	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35(5)	47,889
446,186	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 1.50%, 12/15/33(3)	89,103
156,716	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 1.42%, 12/15/35(3)	61,287
312,532	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 0.87%, 09/25/35(3)	239,745

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$411,148	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 5.02%, 02/25/34(3)	$287,040
162,860	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 6.41%, 11/25/34(3)	79,347
458,131	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 0.76%, 04/25/35(3)	224,439
279,569	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 0.73%, 05/25/36(3)	153,794
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 09/15/39(5)	2,288,226
888,138	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, Floating Rate, 4.61%, 06/25/34(3)	651,411
1,270,000	Deutsche Mortgage Securities, Inc. — 144A, Series 2005-WF1, Class 1A3, Floating Rate, 5.10%, 06/26/35(3)(5)	917,912
725,329	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, Floating Rate, 0.84%, 02/25/37(3)	217,081
310,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.33%, 11/10/45(3)	256,812
210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 02/10/17	156,523
1,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, 11/10/45	796,877
55,177	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 5.63%, 12/19/33(3)	54,790
256,218	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.64%, 03/18/35(3)	151,483
388,717	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 0.57%, 09/25/46(3)	292,366
1,304,781	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 0.55%, 02/25/47(3)	658,765
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	177,079
2,516,374	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 0.76%, 11/19/36(3)	1,002,100
110,240	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 1.27%, 10/25/34(3)	43,384
1,347,921	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.18%, 11/25/37(3)	880,040
2,352,119	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 0.77%, 07/25/35(3)	1,080,905
101,201	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	48,590
2,051,685	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.94%, 08/25/37(3)	832,966
1,100,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3, Floating Rate, 5.82%, 06/15/49(3)	688,789
1,590,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, Floating Rate, 5.82%, 06/15/49(3)	1,122,899
934,091	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.80%, 02/25/34(3)	703,821
218,621	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34(3)	167,833
492,013	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 5.14%, 11/25/33(3)	370,987
900,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	727,364

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	$80,453
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	163,260
197,954	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 0.77%, 11/25/35(3)	89,014
1,185,385	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 0.77%, 11/25/35(3)	551,714
159,518	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 0.77%, 12/25/35(3)	45,659
340,669	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 0.54%, 08/25/46(3)	261,696
994,334	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 0.56%, 02/25/37(3)	806,302
1,193,227	Master Adjustable Rate Mortgages Trust — 144A, Series 2007-R5, Class A1, Floating Rate, 5.65%, 11/25/35(3)	640,697
1,411,636	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 3.06%, 12/25/46(3)	288,016
280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	206,984
370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	254,738
832,149	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.85%, 02/25/34(3)	678,273
864,944	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34(3)	627,548
136,233	Merrill Lynch Mortgage Investors Trust, Series 2005-A3, Class A1, Floating Rate, 0.74%, 04/25/35(3)	53,359
1,800,819	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 0.92%, 02/25/47(3)	1,311,713
500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	254,200
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	199,724
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39(3)	268,751
129,236	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 0.79%, 10/25/28(3)	94,871
528,624	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.36%, 10/25/34(3)	275,960
1,188,406	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, Floating Rate, 5.78%, 03/25/36(3)	542,544
417,861	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	322,683
197,819	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	154,214
1,064,756	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	666,165
890,384	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	575,585
2,076,277	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 0.82%, 11/25/46(3)	933,411
1,200,404	RBSGC Mortgage Pass Through Certificates, Series 2007-B, Class 1A4, Floating Rate, 0.92%, 01/25/37(3)	607,575
1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	861,406

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,040,738	Residential Accredited Loans, Inc., Series 2006-QO10, Class A1, Floating Rate, 0.63%, 01/25/37(3)	$393,597
1,233,309	Residential Accredited Loans, Inc., Series 2007-QO1, Class A1, Floating Rate, 0.62%, 02/25/47(3)	468,656
2,359,000	Residential Accredited Loans, Inc., Series 2007-QO4, Class A1A, Floating Rate, 0.66%, 05/25/47(3)	855,142
1,353,498	Residential Accredited Loans, Inc., Series 2007-QS1, Class 2A2, Floating Rate, 0.83%, 01/25/37(3)	315,268
2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 0.69%, 04/25/37(3)	1,012,631
880,098	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.35%, 01/25/35(3)	458,875
1,404,383	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	843,566
552,754	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 0.81%, 08/25/35(3)	226,716
713,390	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 0.79%, 10/25/35(3)	321,241
128,400	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 0.93%, 01/19/34(3)	85,814
419,198	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 0.66%, 07/25/46(3)	144,318
2,332,201	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 0.77%, 04/25/31(3)	1,474,627
1,417,441	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 0.64%, 01/25/46(3)	1,412,035
230,985	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 0.76%, 10/25/45(3)	126,159
255,621	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 0.75%, 11/25/45(3)	125,550
150,066	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 0.76%, 07/25/45(3)	69,643
3,005,925	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 3.23%, 05/25/46(3)	1,327,266
1,832,543	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 3.22%, 08/25/46(3)	693,434
625,718	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.51%, 09/25/36	437,885
2,722,270	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 3.07%, 07/25/47(3)	639,788
1,106,157	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 0.60%, 08/25/36(3)	1,048,572

		57,115,232

	Private Asset Backed: Student Loans — 0.4%
780,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 5.02%, 04/25/24(2)	631,904

400,000	SLC Student Loan Trust, Series 2008-1, Class A4A, Floating Rate, 3.60%, 12/15/32(2)	316,763
224,171	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 3.53%, 07/25/17(2)	217,408

		1,166,075

	Real Estate Development and Services — 0.0%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	12,250

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Real Estate Development and Services (continued)

$30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	$10,500
520,000	Realogy Corp., 12.38%, 04/15/15	70,200

		92,950

	Real Estate Investment Trusts — 0.0%
40,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	29,200
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	8,900
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	21,975

		60,075

	Retail — 0.2%
766,045	CVS Caremark Corp. — 144A, 6.94%, 01/10/30(5)	481,666

	Scientific and Technical Instruments — 0.0%
100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	62,000
105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	60,900

		122,900

	Semiconductors — 0.0%
260,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	114,400

	Telecommunications Equipment and Services — 2.6%
340,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17(5)	302,270
410,000	AT&T, Inc., 5.10%, 09/15/14	403,025
540,000	AT&T, Inc., 5.50%, 02/01/18(5)	545,738
10,000	Bellsouth Corp., 4.75%, 11/15/12(5)	9,811
75,000	Citizens Communications Company, 7.13%, 03/15/19	50,250
100,000	Citizens Communications Company, 7.88%, 01/15/27	58,000
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16(5)	358,964
1,290,000	Embarq Corp., 6.74%, 06/01/13(5)	1,090,049
40,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	36,400
320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	322,945
445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	502,624
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	98,600
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	127,500
63,000	Qwest Communications International, Inc., Floating Rate, 5.65%, 02/15/09(2)	62,685
360,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	257,400
150,000	Sprint Capital Corp., 8.38%, 03/15/12	120,000
540,000	Sprint Capital Corp., 6.90%, 05/01/19	383,400
80,000	Sprint Capital Corp., 8.75%, 03/15/32	54,000
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	296,888
650,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	527,313
990,000	Verizon Communications, Inc., 6.90%, 04/15/38	1,114,000
210,000	Verizon Communications, Inc., 8.95%, 03/01/39	271,255
160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	167,385
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	557,173
165,000	Windstream Corp., 8.63%, 08/01/16	146,025

		7,863,700

	Transportation — 0.1%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	28,400
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	109,850
180,000	Union Pacific Corp., 5.38%, 05/01/14	169,786

		308,036

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Utilities — 3.3%
$67,000	AES Corp., 7.75%, 03/01/14	$58,960
210,000	AES Corp., 7.75%, 10/15/15	176,400
1,130,000	AES Corp., 8.00%, 10/15/17	926,600
1,590,000	AES Corp. — 144A, 8.00%, 06/01/20	1,232,250
30,000	Dominion Resources, Inc., 4.75%, 12/15/10(5)	29,664
580,000	Dominion Resources, Inc., 5.70%, 09/17/12(5)	574,304
560,000	Dominion Resources, Inc., Series D, 8.88%, 01/15/19(5)	603,898
590,000	Duke Energy Carolinas, 5.63%, 11/30/12(5)	600,860
110,000	Edison Mission Energy, 7.00%, 05/15/17	95,700
140,000	Edison Mission Energy, 7.20%, 05/15/19	114,800
50,000	Edison Mission Energy, 7.63%, 05/15/27	38,750
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	7,100
3,580,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17(12)	1,736,301
370,000	Exelon Corp., 5.63%, 06/15/35(5)	233,567
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	614,416
515,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	487,198
286,249	Mirant Mid-Atlantic LLC, Series B, 9.13%, 06/30/17	257,624
75,000	NRG Energy, Inc., 7.25%, 02/01/14	70,125
170,000	NRG Energy, Inc., 7.38%, 02/01/16	158,100
45,000	NRG Energy, Inc., 7.38%, 01/15/17	41,400
620,000	Pacific Gas & Electric Company, 5.63%, 11/30/17	634,998
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	223,032
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	145,209
440,000	TXU Corp., Series P, 5.55%, 11/15/14	205,580
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	70,758
635,000	TXU Corp., Series R, 6.55%, 11/15/34	214,371

		9,551,965

	Total Corporate Bonds and Notes (Cost $224,929,792)	157,410,322

	Preferred Corporate Bonds and Notes — 0.9%
	Banks and Financial Services — 0.5%
610,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)(5)	438,766
90,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)(5)	67,320
160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1)(5)	74,677
1,190,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67(1)	747,997
40,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual(1)	15,377
930,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)(9)	93

300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual(1)	140,261

		1,484,491

	Insurance — 0.4%
1,140,000	MetLife, Inc., 6.40%, 12/15/36	684,000
670,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37(1)	438,875

		1,122,875

	Total Preferred Corporate Bonds and Notes (Cost $5,035,944)	2,607,366

Shares

	Preferred Stocks — 0.0%
	Banks and Financial Services
1,300	Fannie Mae, Series O, Floating Rate, 7.00%,(2)	975

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Preferred Stocks (continued)
	Banks and Financial Services (continued)

31,175	Fannie Mae, Series S, Variable Rate, 8.25%,(1)	$25,875
43,300	Freddie Mac, Series Z, Variable Rate, 8.38%,(1)	16,887
342	Preferred Blocker, Inc. — 144A,(14)	57,414

	Total Preferred Stocks (Cost $1,931,035)	101,151

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	7,725

	Municipal Bonds — 0.2%
	Virginia
515,763	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $507,539)	503,014

	Foreign Government Obligations — 0.4%
725,200	Russian Federation (Russia), 7.50%, 03/31/30	632,490
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	8,000
439,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	463,145

	Total Foreign Government Obligations (Cost $1,257,225)	1,103,635

	Short Term US Government Agency Securities — 6.9%
	Fannie Mae — 3.5%
10,400,000	2.32%, 01/20/09	10,387,266
	Federal Home Loan Bank — 3.4%
10,400,000	1.20%, 05/20/09	10,351,813

	Total Short Term US Government Agency Securities (Cost $20,739,079)	20,739,079

	Securities Lending Collateral — 0.2%
464,950	Securities Lending Collateral Investment (Note 4) (Cost $464,950)	464,950

	Total Securities (Cost $436,741,912)	370,821,558

	Repurchase Agreements — 2.8%
8,409,852	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $8,409,857 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $8,591,400) (Cost $8,409,852)	8,409,852

	Total Investments before Call and Put Options Written — 126.2% (Cost $445,151,764)	379,231,410

Contracts

	Call Options Written — (0.6)%
(185)	Eurodollar Interest Rate Future, Expiring March 2009 @ 98.25	(335,313)
(179)	US Treasury Note (10 Year) March Future, Expiring February 2009 @ 118	(1,468,359)

	Total Call Options Written (Premium $299,434)	(1,803,672)

	Put Options Written — (0.0)%
(282)	Eurodollar Interest Rate Future, Expiring March 2009 @ 96.75	(1,763)
(170)	US Treasury Note (10 Year) March Future, Expiring February 2009 @ 110	(21,250)
(44)	US Treasury Note (10 Year) March Future, Expiring February 2009 @ 111	(6,187)

	Total Put Options Written (Premium $490,812)	(29,200)

	Total Investments net of Call and Put Options Written — 125.6% (Cost $444,361,518)	377,398,538
	Liabilities less other assets — (25.6)%	(76,985,538)

	Net Assets — 100.0%	$300,413,000

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $445,280,505.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$7,223,139
Gross unrealized depreciation	(73,272,234)

Net unrealized depreciation	$(66,049,095)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Principal		Value

	Corporate Bonds and Notes — 82.4%
	Advertising — 0.3%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$343,100
1,685,000	Affinion Group, Inc., 11.50%, 10/15/15	1,013,106

		1,356,206

	Aerospace and Defense — 1.8%
2,600,000	BE Aerospace, Inc., 8.50%, 07/01/18	2,340,000
2,460,000	DRS Technologies, Inc., 7.63%, 02/01/18	2,460,000
480,000	Hawker Beechcraft Acquisition Company LLC, 8.50%, 04/01/15	196,800
2,700,000	Hawker Beechcraft Acquisition Company LLC, 9.75%, 04/01/17	729,000
1,975,000	Transdigm, Inc., 7.75%, 07/15/14	1,619,500
905,000	Vought Aircraft Industries, Inc., 8.00%, 07/15/11	610,875

		7,956,175

	Airlines — 0.1%
444,176	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	257,622

	Apparel: Manufacturing and Retail — 2.5%
4,135,000	Levi Strauss & Company, 9.75%, 01/15/15	3,059,900
3,915,000	Levi Strauss & Company, 8.88%, 04/01/16	2,662,200
2,005,000	Oxford Industries, Inc., 8.88%, 06/01/11	1,513,775
4,520,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	2,712,000
205,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	169,125
2,305,000	Quiksilver, Inc., 6.88%, 04/15/15	743,363

		10,860,363

	Automobile: Rental — 0.9%
260,000	Hertz Corp., 8.88%, 01/01/14	159,900
3,425,000	Hertz Corp., 10.50%, 01/01/16	1,562,656
3,790,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	2,084,500

		3,807,056

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.2%
1,245,000	Allison Transmission, Inc. — 144A, 11.00%, 11/01/15	610,050
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	185,650
480,000	Tenneco, Inc., 8.13%, 11/15/15	220,800

		1,016,500

	Banks and Financial Services — 3.2%
1,465,000	Ford Motor Credit Company, 7.88%, 06/15/10	1,172,264
100,000	Ford Motor Credit Company, 9.88%, 08/10/11	73,772
1,965,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	1,725,704
3,190,000	Ford Motor Credit Company LLC, 5.70%, 01/15/10	2,710,958
8,655,000	Ford Motor Credit Company LLC, 9.75%, 09/15/10	6,923,948
1,210,000	GMAC LLC, Floating Rate, 3.40%, 05/15/09(2)	1,155,550
1,400,000	Nuveen Investments, Inc. — 144A, 10.50%, 11/15/15	309,750

		14,071,946

	Broadcast Services/Media — 5.2%
4,705,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	4,187,450
6,690,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	4,214,700
7,565,000	Charter Communications Operating LLC/Capital Corp. — 144A, 8.38%, 04/30/14	5,787,224
1,850,000	Charter Communications Operating LLC/Capital Corp. — 144A, 10.88%, 09/15/14	1,480,000
460,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	457,700
4,255,000	DIRECTV Holdings LLC/DIRECTV Financing Company, Inc., 7.63%, 05/15/16	4,127,350
1,235,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	1,099,150
570,000	LBI Media, Inc., 11.00%, 10/15/13	228,000
1,315,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	856,394
605,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	538,450

		22,976,418

	Business Services and Supplies — 0.9%
1,625,000	Aramark Corp., 8.50%, 02/01/15	1,470,625
1,848,000	Catalina Marketing Corp. — 144A, 11.63%, 10/01/17(20)	960,960

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Business Services and Supplies (continued)

$2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	$1,519,563
110,000	First Data Corp, 9.88%, 09/24/15	66,550

		4,017,698

	Chemicals — 0.7%
2,570,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	231,300
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 5.72%, 11/15/13(11)	315,400
3,900,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14(20)	2,574,000

		3,120,700

	Commercial Services — 0.3%
2,065,000	Ticketmaster — 144A, 10.75%, 08/01/16	1,115,100

	Computer Equipment, Software and Services — 1.6%
3,460,000	Ceridian Corp. — 144A, 11.50%, 11/15/15	1,838,125
170,000	Interface, Inc., 9.50%, 02/01/14	136,000
5,985,000	Sungard Data Systems, Inc. — 144A, 10.63%, 05/15/15	5,117,175

		7,091,300

	Construction Services and Supplies — 1.5%
775,000	ESCO Corp. — 144A, Floating Rate, 5.87%, 12/15/13(2)(20)	496,000
775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	542,500
545,000	Interline Brands, Inc., 8.13%, 06/15/14	430,550
2,245,000	Nortek, Inc., 10.00%, 12/01/13	1,526,600
3,025,000	Panolam Industries International, 10.75%, 10/01/13	1,210,000
2,475,000	Ply Gem Industries, 11.75%, 06/15/13	1,336,500
1,260,000	Texas Industries, Inc. — 144A, 7.25%, 07/15/13	973,350

		6,515,500

	Consumer Goods and Services — 1.2%
3,365,000	Amscan Holdings, Inc., 8.75%, 05/01/14	1,968,525
6,960,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	3,245,100

		5,213,625

	Containers and Packaging — 0.8%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	685,750
400,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	70,000
795,000	Owens-Brockway Glass Containers, 8.25%, 05/15/13	783,075
1,246,577	Pliant Corp., 11.63%, 06/15/09(14)	660,353
1,645,000	Smurfit-Stone Container Corp., 8.38%, 07/01/12	271,425
1,140,000	Smurfit-Stone Container Corp., 8.25%, 10/01/12	193,800
260,000	Solo Cup Company, 8.50%, 02/15/14	166,400
3,255,000	Stone Container, 8.00%, 03/15/17	618,450

		3,449,253

	Distribution — 1.0%
645,000	Sally Holdings LLC, 9.25%, 11/15/14	554,700
5,650,000	Sally Holdings LLC, 10.50%, 11/15/16	3,842,000

		4,396,700

	Education — 2.8%
3,135,000	Education Management LLC, 8.75%, 06/01/14	2,382,600
3,610,000	Education Management LLC, 10.25%, 06/01/16	2,617,250
5,165,000	Laureate Education, Inc. — 144A, 10.00%, 08/15/15	3,363,707
5,042,885	Laureate Education, Inc. — 144A, 10.25%, 08/15/15(12)(14)	2,614,453
2,160,000	Laureate Education, Inc. — 144A, 11.75%, 08/15/17	1,215,000

		12,193,010

	Electronics — 0.1%
550,000	Muzak LLC, 10.00%, 02/15/09	330,000

	Energy Services — 0.1%
475,000	Verasun Energy Corp., 9.88%, 12/15/12(9)	285,000

	Engineering — 0.1%
740,000	Alion Science & Technology Corp., 10.25%, 02/01/15	333,925

	Entertainment, Leisure and Recreation — 9.3%
2,505,000	AMC Entertainment, Inc., 8.00%, 03/01/14	1,540,575
5,395,000	AMC Entertainment, Inc., 11.00%, 02/01/16	3,769,755
3,095,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	619,000
3,935,000	Caesars Entertainment, Inc., 7.88%, 03/15/10	2,597,100

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Entertainment, Leisure and Recreation (continued)

$2,075,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	$1,068,625
935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 6.10%, 11/15/12(11)(20)	465,163
126,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	112,822
5,645,000	Fontainebleau Las Vegas — 144A, 10.25%, 06/15/15	550,388
3,255,000	Galaxy Entertainment Finance — 144A (British Virgin Islands), 9.88%, 12/15/12	1,432,200
1,495,000	GreekTown Holdings — 144A, 10.75%, 12/01/13(9)	351,325
1,336,966	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14(9) (12)(20)	3,342
1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 8.58%, 04/01/12(9)(11)(20)	86,500
945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13(9)(20)	18,900
1,590,000	Indianapolis Downs Capital LLC & Capital Corp. — 144A, 11.00%, 11/01/12	866,550
2,060,000	Inn of The Mountain Gods, 12.00%, 11/15/10	679,800
890,000	Majestic Holdco LLC — 144A, 12.50%, 10/15/11(20)	2,225
1,850,000	Mandalay Resort Group, 6.50%, 07/31/09	1,794,500
2,710,000	Marquee Holdings, Inc., 9.51%, 08/15/14	1,382,100
210,000	MGM MIRAGE, 7.50%, 06/01/16	133,088
2,670,000	Mohegan Tribal Gaming Authority, 6.38%, 07/15/09	2,509,800
1,180,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	719,800
2,225,000	Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	1,123,625
2,340,000	Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	1,181,700
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	1,558,375
240,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	182,400
1,605,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	930,900
555,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	477,300
985,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.00%, 06/15/13	561,450
385,000	Royal Caribbean Cruises, Ltd. (Liberia), 6.88%, 12/01/13	215,600
250,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.25%, 06/15/16	136,250
510,000	Royal Caribbean Cruises, Ltd. (Liberia), 7.25%, 03/15/18	260,100
475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13(20)	344,375
595,000	Scientific Games Corp. — 144A, 7.88%, 06/15/16	478,975
995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 4.50%, 03/15/14(2)(20)	504,963
2,635,000	Travelport LLC, 9.88%, 09/01/14	988,125
300,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	39,750
2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15(20)	1,923,650
2,130,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	1,373,850
6,495,000	Universal City Florida, Floating Rate, 7.94%, 05/01/10(2)	2,792,849
3,443,000	Waterford Gaming LLC/Waterford Gaming Finance — 144A, 8.63%, 09/15/14(20)	2,194,568
640,000	WMG Acquisition Corp., 7.38%, 04/15/14	374,400
3,670,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	2,770,850

		41,117,613

	Environmental Waste Management and Recycling Services — 0.3%
3,090,000	Aleris International, Inc., 9.00%, 12/15/14(12)	185,400
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,278,000

		1,463,400

	Food and Beverage — 2.2%
3,980,000	ASG Consolidated LLC/ASG Finance, Inc., 11.50%, 11/01/11	3,383,000
6,935,000	Dole Foods Company, Inc., 8.63%, 05/01/09	6,276,175

		9,659,175

	Insurance — 0.9%
1,120,000	Alliant Holdings I, Inc. — 144A, 11.00%, 05/01/15	604,800

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Insurance (continued)

$1,340,000	Hub International Holdings — 144A, 9.00%, 12/15/14	$819,075
2,825,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,288,250
980,000	USI Holdings Corp. — 144A, Floating Rate, 6.02%, 11/15/14(2)	398,125

		4,110,250

	Internet Services — 0.4%
2,565,000	Expedia, Inc. — 144A, 8.50%, 07/01/19	1,910,925

	Machinery — 1.0%
1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,587,600
830,000	Chart Industries, Inc., 9.13%, 10/15/15	622,500
3,385,000	Stewart & Stevenson LLC, 10.00%, 07/15/14	2,098,700

		4,308,800

	Manufacturing — 0.8%
1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	660,000
1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,350,800
285,000	Harland Clarke Holdings, 9.50%, 05/15/15	108,300
965,000	RBS Global & Rexnord Corp., 9.50%, 08/01/14	718,925
870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	493,725
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05(9)(13)	72

		3,331,822

	Medical Equipment, Supplies, and Services — 8.2%
2,035,000	Accellent, Inc., 10.50%, 12/01/13	1,393,975
2,595,000	Advanced Medical Optics, 7.50%, 05/01/17	1,323,450
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,078,550
5,510,000	Biomet, Inc., 11.63%, 10/15/17	4,711,050
820,000	Community Health Systems, Inc., 8.88%, 07/15/15	754,400
500,000	DaVita, Inc., 6.63%, 03/15/13	475,000
2,340,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,684,800
2,790,000	HCA, Inc., 8.75%, 09/01/10	2,678,400
168,000	HCA, Inc., 7.88%, 02/01/11	147,840
2,420,000	HCA, Inc., 9.13%, 11/15/14	2,244,550
9,650,000	HCA, Inc., 9.25%, 11/15/16	8,853,874
2,085,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	1,641,938
2,140,000	Omnicare, Inc., 6.88%, 12/15/15	1,754,800
1,590,000	Res-Care, Inc., 7.75%, 10/15/13	1,295,850
4,015,000	US Oncology, Inc., 9.00%, 08/15/12	3,653,650
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,446,625
289,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17(20)	95,370

		36,234,122

	Metals and Mining — 1.2%
1,630,000	CII Carbon LLC — 144A, 11.13%, 11/15/15	1,043,200
1,500,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	870,000
1,635,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	1,340,700
2,145,000	RathGibson, Inc., 11.25%, 02/15/14	477,263
2,285,000	Steel Dynamics, Inc., 7.38%, 11/01/12	1,668,050

		5,399,213

	Oil, Coal and Gas — 6.3%
580,000	Airgas, Inc. — 144A, 7.13%, 10/01/18	495,900
1,380,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	731,400
2,050,000	Chesapeake Energy Corp., 7.25%, 12/15/18	1,599,000
695,000	Cimarex Energy Company, 7.13%, 05/01/17	542,100
1,195,000	Clayton William Energy, 7.75%, 08/01/13	669,200
2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	606,000
660,000	Denbury Resources, Inc., 7.50%, 12/15/15	468,600
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	751,750
740,000	El Paso Corp., 9.63%, 05/15/12	628,341
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	441,825

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$3,120,000	Forbes Energy Services (Bermuda), 11.00%, 02/15/15	$1,872,000
1,075,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	548,250
970,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	523,800
525,000	Parker Drilling Company, 9.63%, 10/01/13	406,875
4,280,000	Petrohawk Energy Corp., 9.13%, 07/15/13	3,466,799
1,455,000	Petrohawk Energy Corp. — 144A, 7.88%, 06/01/15	1,076,700
1,170,000	Petroleum Development Company, 12.00%, 02/15/18	731,250
255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	161,925
5,155,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	3,144,550
995,000	Plains Exploration & Production Company, 7.00%, 03/15/17	681,575
260,000	Quicksilver Resources, Inc., 8.25%, 08/01/15	165,100
1,960,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	1,048,600
3,040,000	Sandridge Energy, Inc., 8.63%, 04/01/15(12)	1,596,000
2,960,000	Sandridge Energy, Inc. — 144A, 8.00%, 06/01/18	1,642,800
2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15(9)(20)	104,475
290,000	SESI LLC, 6.88%, 06/01/14	223,300
5,970,000	United Refining Company, 10.50%, 08/15/12	3,462,600

		27,790,715

	Paper and Forest Products — 1.5%
115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	108,675
1,015,000	Georgia-Pacific LLC — 144A, 7.00%, 01/15/15	862,750
745,000	Georgia-Pacific LLC — 144A, 7.13%, 01/15/17	625,800
665,000	NewPage Corp., Floating Rate, 9.44%, 05/01/12(2)	254,363
5,445,000	NewPage Corp., 10.00%, 05/01/12	2,395,800
3,795,000	NewPage Corp., 12.00%, 05/01/13	1,081,575
200,000	Rock-Tenn Company — 144A, 9.25%, 03/15/16	186,000
3,765,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	1,129,500

		6,644,463

	Pharmaceuticals/Research and Development — 0.1%
925,000	Elan Finance PLC/Elan Finance Corp. (Ireland), 8.88%, 12/01/13	481,000

	Printing and Publishing — 1.8%
1,266,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	300,675
445,000	Local Insight Regatta Holdings, 11.00%, 12/01/17	115,700
1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14(20)	819,000
7,125,000	Nielsen Finance LLC/Nielsen Finance Company, 10.00%, 08/01/14	5,699,999
1,455,000	Nielsen Finance LLC/Nielsen Finance Company, zero coupon, 08/01/16(7)	527,438
4,115,000	Reader’s Digest Association, 9.00%, 02/15/17	354,919

		7,817,731

	Real Estate Development and Services — 0.0%
630,000	Ashton Woods USA LLC/Ashton Woods Finance Company, 9.50%, 10/01/15(9)	126,000

	Real Estate Investment Trusts — 0.4%
2,560,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	1,868,800

	Retail — 5.0%
3,770,000	GameStop Corp., 8.00%, 10/01/12	3,506,100
5,055,000	General Nutrition Centers, Inc., Floating Rate, 7.58%, 03/15/14(11)(12)	2,830,800
2,150,000	General Nutrition Centers, Inc., 10.75%, 03/15/15	1,204,000
5,505,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	2,422,200
10,130,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	4,355,900
265,000	Rite Aid Corp., 10.38%, 07/15/16	194,775
10,430,000	Rite Aid Corp., 7.50%, 03/01/17	6,779,500
1,560,000	Toys “R” Us, Inc., 7.38%, 10/15/18	561,600

		21,854,875

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Retail: Restaurants — 0.7%
$1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	$1,272,800
2,595,000	NPC International, Inc., Series WI, 9.50%, 05/01/14	1,881,375

		3,154,175

	Semiconductors — 1.1%
2,335,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	1,027,400
435,000	Amkor Technologies, Inc., 7.13%, 03/15/11	292,538
510,000	Amkor Technologies, Inc., 7.75%, 05/15/13	290,700
1,940,000	Amkor Technologies, Inc., 9.25%, 06/01/16	1,125,200
825,000	Avago Technologies Finance Pte., Ltd., 10.13%, 12/01/13	628,031
1,890,000	Avago Technologies Finance Pte., Ltd., 11.88%, 12/01/15	1,313,550

		4,677,419

	Telecommunications Equipment and Services — 11.1%
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,474,600
2,890,000	Citizens Communications Company, 7.13%, 03/15/19	1,936,300
4,862,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15	3,063,060
3,075,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	2,613,750
3,070,000	Intelsat Corp. — 144A, 9.25%, 08/15/14	2,855,100
6,030,000	Intelsat Jackson Holdings — 144A (Bermuda), 9.50%, 06/15/16	5,547,600
6,685,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	6,083,349
1,000,000	Intelsat Subsidiary Holdings — 144A (Bermuda), 8.88%, 01/15/15	910,000
4,065,000	Nortel Networks, Ltd. — 144A (Canada), 10.75%, 07/15/16	1,077,225
1,345,000	Nortel Networks, Ltd. (Canada), 10.75%, 07/15/16	356,425
2,505,000	Qwest Capital Funding, Inc., 7.90%, 08/15/10	2,279,550
1,365,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	975,975
420,000	Qwest Corp., 7.50%, 10/01/14	348,600
470,000	Qwest Corp., 7.63%, 06/15/15	385,400
765,000	Sprint Capital Corp., 6.88%, 11/15/28	455,175
8,050,000	Telesat Canada — 144A, 11.00%, 11/01/15	5,755,750
3,375,000	Telesat Canada — 144A, 12.50%, 11/01/17	2,025,000
2,775,000	Verizon Wireless — 144A, 8.50%, 11/15/18	3,251,404
375,000	Virgin Media Finance PLC (United Kingdom), 8.75%, 04/15/14	281,250
2,275,000	Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	1,683,500
2,140,000	West Corp., 9.50%, 10/15/14	1,177,000
4,660,000	Windstream Corp., 8.63%, 08/01/16	4,124,100
2,230,000	XM Satellite Radio Holdings — 144A, 13.00%, 08/01/13	512,900

		49,173,013

	Transportation — 2.5%
1,590,000	Greenbrier Companies, Inc., 8.38%, 05/15/15	1,130,888
1,695,000	Kansas City Southern, 7.50%, 06/15/09	1,699,238
2,655,000	Kansas City Southern de Mexico (Mexico), 7.63%, 12/01/13	2,177,099
805,000	Kansas City Southern de Mexico (Mexico), 7.38%, 06/01/14	658,651
1,845,000	Kansas City Southern Railway, 13.00%, 12/15/13	1,849,613
1,945,000	Kansas City Southern Railway, 8.00%, 06/01/15	1,536,550
2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,127,375

		11,179,414

	Utilities — 2.3%
1,500,000	AES Corp., 8.00%, 10/15/17	1,230,000
182,000	AES Corp. — 144A, 8.75%, 05/15/13	174,720
425,697	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	378,871
1,040,000	Edison Mission Energy, 7.50%, 06/15/13	951,600
555,000	NRG Energy, Inc., 7.25%, 02/01/14	518,925

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$1,105,000	NRG Energy, Inc., 7.38%, 02/01/16	$1,027,650
3,260,000	NRG Energy, Inc., 7.38%, 01/15/17	2,999,200
210,000	Reliant Energy, Inc., 7.63%, 06/15/14	174,300
3,235,000	Reliant Energy, Inc., 7.88%, 06/15/17	2,620,350

		10,075,616

	Total Corporate Bonds and Notes (Cost $543,657,876)	362,742,638

	Loan Participations — 4.9%
2,679,918	ADESA, Inc., Term Loan B, Variable Rate, 3.71%, 10/20/13(1)	1,524,203
975,333	Advanced Medical Optics, Inc., Term Loan B, Variable Rate, 4.38%, 04/02/14(1)	633,967
866,800	AMSCAN Holdings, Inc., Term Loan, Variable Rate, 3.93%, 05/25/13(1)	574,255
2,010,000	BLB Worldwide Holdings, 2nd Lien Term Loan, Variable Rate, 5.69%, 07/18/12(1)(9)	217,749
860,000	Cannery Casino Resorts LLC, 2nd Lien Term Loan, Variable Rate, 4.76%, 05/15/14(1)	688,000
255,304	Ceva Sante Animale, Letter of Credit, Variable Rate, 6.66%, 08/02/15(1)	158,288
768,904	Ceva Sante Animale, US Term Loan, Variable Rate, 5.05%, 08/02/15(1)	476,721
6,058	Community Health Systems, Inc., Delayed Draw Loan, Variable Rate, 1.80%, 07/25/14(1)	4,746
780,103	Community Health Systems, Inc., Term Loan B, Variable Rate, 4.45%, 07/25/14(1)	611,211
560,000	Dresser, Inc., 2nd Lien Term Loan, Variable Rate, 7.99%, 05/02/15(1)	323,400
905,381	Ford Motor Company, Term Loan 5.00%, 12/16/13	368,943
1,280,252	General Nutrition Centers, Inc., Term Loan, Variable Rate, 4.89%, 09/16/13(1)	853,502
1,938,345	Great Lakes Entertainment, LLC, Term Loan, Variable Rate, 9.00%, 08/15/12(1)	1,792,969
241,386	Hawker Beechcraft Acquisition Company, LLC, Letter of Credit, Variable Rate, 3.46%, 03/26/14(1)	126,848
4,114,688	Hawker Beechcraft Acquisition Company, LLC, Term Loan, Variable Rate, 2.79%, 03/26/14(1)	2,162,269
3,260,000	Hit Entertainment, Inc., Tranche LN227528, 2nd Lien Term Loan, Variable Rate, 8.21%, 02/05/13(1)	1,141,000
30,683	HRP Myrtle Beach, Debtor in Possession Loan, Variable Rate, 13.78%, 03/30/10(1)(14)	30,683
750,000	Neff Rental, Inc., 2nd Lien Term Loan, Variable Rate, 5.40%, 11/20/14(1)	174,375
1,517,811	Nielsen Finance, LLC, Term Loan, Variable Rate, 4.24%, 08/09/13(1)	1,033,060
2,250,000	Panolam Industries, Term Loan, Variable Rate, 3.21%, 09/30/12(1)	1,462,500
3,365,625	Quicksilver Resources, Inc., 2nd Lien Term Loan, Variable Rate, 7.75%, 08/08/13(1)	2,221,312
1,707,674	Rental Services Corp., 2nd Lien Term Loan, Variable Rate, 7.29%, 11/30/13(1)	917,875
3,095,406	Sabre, Inc., Term Loan B, Variable Rate, 4.80%, 09/30/14(1)	1,358,883
176,332	Smurfit-Stone Container Corp., Term Loan CI, Variable Rate, 2.50%, 11/01/10(1)	114,490
275,129	Smurfit-Stone Container Corp., Deposit Fund Loan, Variable Rate, 3.83%, 11/01/11(1)	182,961
583,230	Smurfit-Stone Container Corp., Term Loan C, Variable Rate, 2.50% — 4.25%, 11/01/11(1)	378,683
308,629	Smurfit-Stone Container Corp., Term Loan B, Variable Rate, 3.50% — 4.25%, 11/01/11(1)	205,238
1,790,955	TXU Corp., Term Loan B2, Variable Rate, 5.58%, 10/10/14(1)	1,249,938
1,440,000	Veyance Technologies, Inc., 2nd Lien Term Loan, Variable Rate, 7.63%, 07/20/15(1)	396,000

	Total Loan Participations (Cost $34,773,901)	21,384,069

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks — 0.2%
	Airlines — 0.0%
11,466	Delta Air Lines, Inc.*	$131,400
500,000	Delta Air Lines, Inc. (Escrow Certificates)*	9,375

		140,775

	Banks and Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1*	47,212

	Broadcast Services/Media — 0.0%
620,000	Adelphia Communications (Escrow Certificates)*	17,825
840,000	Adelphia Communications (Escrow Certificates)*	24,150
1,305,000	Adelphia Communications, Series B (Escrow Certificates)*	37,519
270	Time Warner Cable, Inc. — Class A*	5,787

		85,281

	Chemicals — 0.0%
547	Texas Petrochemicals, Inc.*	2,762

	Entertainment, Leisure and Recreation — 0.0%
970	HRP — Class B* (14)	—
889	Shreveport Gaming Holdings, Inc.(14)	14,313

	Telecommunications Equipment and Services — 0.2%
15,853	American Tower Corp. — Class A*	464,810

	Utilities — 0.0%
550,000	Mirant Corp. (Escrow Certifcates)*(14)(20)	55
1,220,000	Mirant Corp. (Escrow Certificates)*(14)(20)	122

		177

	Total Common Stocks (Cost $3,265,059)	755,330

	Preferred Stocks — 0.2%
	Entertainment, Leisure and Recreation
3,488,830	Fontainebleau Resorts, 12.50%(12)(14)(20) (Cost $3,418,733)	701,255

	Convertible Preferred Stocks — 0.4%
	Oil, Coal and Gas — 0.2%
2,304	Chesapeake Energy Corp. — 144A, 5.00%*	124,416
19,142	Chesapeake Energy Corp., 4.50%*	1,107,844

		1,232,260

	Telecommunications Equipment and Services — 0.2%
18,825	Crown Castle International Corp., 6.25%*	674,170

	Total Convertible Preferred Stocks (Cost $3,003,505)	1,906,430

Principal

	Convertible Bonds — 0.3%
	Medical Equipment, Supplies, and Services
$1,750,000	LifePoint Hospitals, Inc., 3.25%, 08/15/25 (Cost $961,323)	1,257,813

	Total Securities (Cost $589,080,397)	388,747,535

	Repurchase Agreements — 8.9%
39,226,732	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $39,226,754 (Collateralized by US Treasury Bill, 0.15%, due 06/04/09, with a value of $40,013,988) (Cost $39,226,732)	39,226,732

	Total Investments — 97.3% (Cost $628,307,129)	427,974,267
	Other assets less liabilities — 2.7%	11,889,187

	Net Assets — 100.0%	$439,863,454

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $629,365,217.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,710,742
Gross unrealized depreciation	(203,101,692)

Net unrealized depreciation	$(201,390,950)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 56.6%
	Aerospace and Defense — 1.2%
8,829	Boeing Company (The)	$376,733
9,532	General Dynamics Corp.	548,948
4,187	Lockheed Martin Corp.	352,043
4,942	Northrop Grumman Corp.	222,588
8,998	United Technologies Corp.	482,293

		1,982,605

	Agriculture — 0.8%
13,483	Archer-Daniels-Midland Company	388,715
4,835	Bunge, Ltd. (Bermuda)(8)	250,308
10,928	Monsanto Company	768,785

		1,407,808

	Airlines — 0.0%
3,763	Southwest Airlines Company	32,437

	Apparel: Manufacturing and Retail — 0.4%
296	Aeropostale, Inc.*	4,766
5,906	Coach, Inc.*	122,668
4,332	NIKE, Inc. — Class B	220,931
792	Polo Ralph Lauren Corp.	35,965
6,187	Ross Stores, Inc.	183,939
3,025	Urban Outfitters, Inc.*	45,315

		613,584

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.2%
296	AutoZone, Inc.*	41,283
18,102	Johnson Controls, Inc.	328,732

		370,015

	Banks and Financial Services — 6.0%
17,037	American Express Company	316,036
6,585	Ameriprise Financial, Inc.	153,826
69,616	Bank of America Corp.	980,193
19,966	Bank of New York Mellon Corp.	565,637
5,807	BB&T Corp.(8)	159,460
1,247	BlackRock, Inc.	167,285
2,412	Broadridge Financial Solutions, Inc.	30,246
8,597	Capital One Financial Corp.	274,158
18,971	Charles Schwab Corp. (The)	306,761
63,434	Citigroup, Inc.	425,642
1,778	CME Group, Inc.	370,020
2,247	Comerica, Inc.	44,603
5,459	Discover Financial Services	52,024
9,087	Eaton Vance Corp.	190,918
2,846	Federated Investors, Inc. — Class B	48,268
5,867	Fifth Third Bancorp	48,461
2,568	Franklin Resources, Inc.	163,787
12,050	Hudson City Bancorp, Inc.	192,318
7,099	Huntington Bancshares, Inc.	54,378
866	IntercontinentalExchange, Inc.*	71,393
3,717	Invesco, Ltd. (Bermuda)	53,673
45,391	JPMorgan Chase & Company	1,431,179
7,600	Marshall & Ilsley Corp.	103,664
4,646	Merrill Lynch & Company, Inc.	54,079
7,061	Moody’s Corp.	141,855
10,506	Morgan Stanley	168,516
2,925	Northern Trust Corp.	152,510
3,945	NYSE Euronext*	108,014
3,662	PNC Financial Services Group, Inc.	179,438
1,199	Raymond James Financial, Inc.	20,539
20,626	Regions Financial Corp.	164,183
6,202	State Street Corp.	243,925
7,303	SunTrust Banks, Inc.	215,731
15,503	Synovus Financial Corp.	128,675
7,259	T Rowe Price Group, Inc.(8)	257,259
20,780	US Bancorp	519,708
11,390	Wachovia Corp.	63,101
43,890	Wells Fargo & Company	1,293,878
2,147	Zions Bancorp	52,623

		9,967,964

	Broadcast Services/Media — 1.7%
11,109	CBS Corp. — Class B	90,983
42,530	Comcast Corp. — Class A	717,906
9,365	Comcast Corp. — Special Class A	151,245
11,232	DIRECTV Group, Inc. (The)*	257,325
4,332	McGraw-Hill Companies, Inc. (The)	100,459
14,186	News Corp. — Class A	128,951
81,108	Time Warner, Inc.	815,946
29,143	Walt Disney Company (The)	661,255

		2,924,070

	Business Services and Supplies — 0.6%
13,848	Accenture, Ltd. — Class A (Bermuda)	454,077
2,472	Fidelity National Information Services, Inc.	40,219
3,664	Genpact, Ltd (Bermuda)*	30,118
3,703	Manpower, Inc.	125,865
1,423	Paychex, Inc.	37,396
6,465	Robert Half International, Inc.	134,602
7,409	SEI Investments Company	116,395

		938,672

	Chemicals — 0.3%
2,184	Air Products & Chemicals, Inc.	109,790
7,015	Dow Chemical Company (The)	105,856

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

5,631	EI du Pont de Nemours and Company	$142,464
2,433	FMC Corp.	108,828
1,473	Rohm and Haas Company	91,017

		557,955

	Computer Equipment, Software and Services — 4.4%
17,472	Adobe Systems, Inc.*	371,979
12,126	Apple, Inc.*	1,034,954
3,772	Autodesk, Inc.*	74,120
2,365	Automatic Data Processing, Inc.	93,039
1,878	Cognizant Technology Solutions Corp. — Class A*	33,917
1,429	Computer Sciences Corp.*	50,215
28,574	Dell, Inc.*	292,598
28,010	EMC Corp.*	293,265
29,006	Hewlett-Packard Company	1,052,628
10,863	Ingram Micro, Inc. — Class A*	145,456
14,399	International Business Machines Corp.	1,211,819
88,470	Microsoft Corp.	1,719,856
10,177	NetApp, Inc.*	142,173
44,856	Oracle Corp.*	795,297
1,225	Salesforce.com, Inc.*	39,212
13,305	Sun Microsystems, Inc.*	50,825

		7,401,353

	Construction Services and Supplies — 0.1%
6,595	Centex Corp.	70,171
1,993	Toll Brothers, Inc.*	42,710

		112,881

	Consumer Goods and Services — 3.8%
38,598	Altria Group, Inc.(5)	581,286
10,311	Avon Products, Inc.	247,773
9,493	Colgate-Palmolive Company	650,650
3,522	Fortune Brands, Inc.	145,388
6,255	Herbalife, Ltd. (Cayman Islands)	135,608
657	Kimberly-Clark Corp.	34,650
7,082	Lorillard, Inc.	399,071
26,508	Philip Morris International, Inc.	1,153,363
37,253	Procter & Gamble Company (The)	2,302,981
10,573	United Parcel Service, Inc. — Class B	583,207
1,813	UST, Inc.	125,786
1,514	Whirlpool Corp.	62,604

		6,422,367

	Containers and Packaging — 0.0%
1,073	Sonoco Products Company*	24,851

	Distribution — 0.0%
819	Fastenal Company	28,542
2,590	Tech Data Corp.*	46,206

		74,748

	Diversified Operations and Services — 1.2%
124,043	General Electric Company	2,009,497
1,923	Leucadia National Corp.*	38,075

		2,047,572

	Education — 0.1%
1,778	Apollo Group, Inc. — Class A*	136,230
269	ITT Educational Services, Inc.*	25,550

		161,780

	Electronics — 0.5%
21,890	Emerson Electric Company	801,393
3,241	Harman International Industries, Inc.	54,222
2,381	Tyco Electronics, Ltd. (Bermuda)	38,596

		894,211

	Engineering — 0.1%
3,027	Fluor Corp.	135,821

	Environmental Waste Management and Recycling Services — 0.0%
2,272	Waste Management, Inc.	75,294

	Food and Beverage — 1.7%
6,195	Campbell Soup Company	185,912
16,797	Coca-Cola Company (The)	760,400
6,985	Coca-Cola Enterprises, Inc.	84,030
3,466	Corn Products International, Inc.	99,994
4,378	Del Monte Foods Company	31,259
4,593	Dr Pepper Snapple Group, Inc.*	74,636
1,751	Hansen Natural Corp.*	58,711
3,444	Hershey Company (The)	119,645
1,575	HJ Heinz Company	59,220
4,207	Hormel Foods Corp.	130,754
1,045	JM Smucker Company (The)	45,311
17,870	PepsiCo, Inc.	978,739
5,054	Smithfield Foods, Inc.*(8)	71,110
11,908	Tyson Foods, Inc. — Class A	104,314

		2,804,035

	Insurance — 1.6%
15,073	Aflac, Inc.	690,945
1,977	Allstate Corp. (The)	64,767
500	Arch Capital Group, Ltd. (Bermuda)*	35,050

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

4,224	Chubb Corp. (The)	$215,424
1,769	Endurance Specialty Holdings, Ltd. (Bermuda)	54,008
2,428	First American Corp.	70,145
1,841	Hartford Financial Services Group, Inc. (The)	30,229
3,057	Lincoln National Corp.	57,594
4,606	Loews Corp.	130,120
11,364	MetLife, Inc.	396,148
7,292	Old Republic International Corp.	86,921
2,045	Principal Financial Group, Inc.	46,156
10,338	Progressive Corp. (The)	153,106
6,653	Prudential Financial, Inc.	201,320
9,359	Travelers Companies, Inc. (The)	423,026
4,616	Unum Group	85,858

		2,740,817

	Internet Services — 1.9%
4,217	Amazon.com, Inc.*	216,248
85,709	Cisco Systems, Inc.*	1,397,058
15,288	eBay, Inc.*	213,420
2,948	Google, Inc. — Class A*	906,952
13,227	Symantec Corp.*	178,829
6,527	VeriSign, Inc.*	124,535
12,406	Yahoo!, Inc.*	151,353

		3,188,395

	Machinery — 0.6%
4,350	AGCO Corp.*	102,617
11,422	Caterpillar, Inc.	510,221
1,611	Cummins, Inc.	43,062
7,192	Deere & Company	275,597

		931,497

	Manufacturing — 0.7%
4,443	3M Company	255,650
2,006	AptarGroup, Inc.	70,691
1,059	Dover Corp.	34,862
10,553	Honeywell International, Inc.	346,456
7,715	Illinois Tool Works, Inc.	270,411
965	Sherwin-Williams Company (The)	57,659
7,902	Tyco International, Ltd. (Bermuda)	170,683

		1,206,412

	Medical Equipment, Supplies, and Services — 2.6%
4,716	Baxter International, Inc.	252,730
3,131	Becton, Dickinson and Company	214,129
36,219	Boston Scientific Corp.*	280,335
4,383	Cardinal Health, Inc.	151,082
1,749	Community Health Systems, Inc.*	25,500
626	CR Bard, Inc.	52,747
728	Gen-Probe, Inc.*	31,188
1,592	Hill-Rom Holdings, Inc.	26,204
2,886	Hologic, Inc.*	37,720
31,281	Johnson & Johnson	1,871,542
5,178	McKesson Corp.	200,544
15,088	Medtronic, Inc.	474,065
3,078	St Jude Medical, Inc.*	101,451
10,937	UnitedHealth Group, Inc.	290,924
3,567	Varian Medical Systems, Inc.*	124,988
5,769	WellPoint, Inc.*	243,048
1,709	Zimmer Holdings, Inc.*	69,078

		4,447,275

	Metals and Mining — 0.3%
10,970	Alcoa, Inc.	123,522
2,532	Freeport-McMoRan Copper & Gold, Inc.	61,882
1,304	Newmont Mining Corp.	53,073
824	Nucor Corp.	38,069
5,277	Southern Copper Corp.	84,749
2,767	United States Steel Corp.	102,932

		464,227

	Oil, Coal and Gas — 8.4%
3,396	Alpha Natural Resources, Inc.*	54,981
5,909	Anadarko Petroleum Corp.	227,792
6,819	Apache Corp.	508,220
3,401	Cameron International Corp.*	69,721
2,715	Chesapeake Energy Corp.	43,902
27,560	Chevron Corp.	2,038,613
1,406	Cimarex Energy Company	37,653
17,830	ConocoPhillips	923,594
956	CONSOL Energy, Inc.	27,322
8,540	Devon Energy Corp.	561,163
4,382	EOG Resources, Inc.	291,754
1,580	Exterran Holdings, Inc.*	33,654
62,372	Exxon Mobil Corp.	4,979,156
3,629	FMC Technologies, Inc.*	86,479
19,030	Halliburton Company	345,965
5,561	Hess Corp.	298,292
2,978	Marathon Oil Corp.	81,478
5,029	Murphy Oil Corp.	223,036
4,238	National-Oilwell Varco, Inc.*	103,577
1,090	Noble Energy, Inc.	53,650
12,173	Occidental Petroleum Corp.	730,258
3,473	Patterson-UTI Energy, Inc.	39,974

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

3,044	Peabody Energy Corp.	$69,251
3,386	Pioneer Natural Resources Company	54,785
1,150	Praxair, Inc.	68,264
14,364	Schlumberger, Ltd. (Netherland Antilles)	608,028
1,856	Smith International, Inc.	42,484
7,889	Southwestern Energy Company*	228,544
1,756	St Mary Land & Exploration Company	35,664
3,530	Sunoco, Inc.(8)	153,414
14,332	Tesoro Corp.	188,752
3,718	Transocean, Ltd. (Switzerland)*	175,676
825	Ultra Petroleum Corp. (Canada)*	28,471
19,679	Valero Energy Corp.	425,854
2,023	W&T Offshore, Inc.	28,969
2,773	XTO Energy, Inc.	97,804

		13,966,194

	Paper and Forest Products — 0.0%
6,022	International Paper Company	71,060

	Pharmaceuticals/Research and Development — 5.6%
14,100	Abbott Laboratories	752,517
1,784	Allergan, Inc.	71,931
4,246	AmerisourceBergen Corp.	151,412
15,510	Amgen, Inc.*	895,703
6,333	Biogen Idec, Inc.*	301,641
19,957	Bristol-Myers Squibb Company	464,000
5,325	Celgene Corp.*	294,366
20,568	Eli Lilly and Company	828,273
4,776	Express Scripts, Inc.*	262,584
2,177	Facet Biotech Corp.*	20,877
1,219	Forest Laboratories, Inc.*	31,048
747	Genzyme Corp.*	49,578
19,720	Gilead Sciences, Inc.*	1,008,482
10,483	King Pharmaceuticals, Inc.*	111,329
11,498	Medco Health Solutions, Inc.*	481,881
26,318	Merck & Company, Inc.	800,067
6,628	Mylan, Inc.*	65,551
10,889	PDL BioPharma, Inc.	67,294
85,118	Pfizer, Inc.	1,507,441
29,110	Schering-Plough Corp.	495,743
15,600	Wyeth	585,156

		9,246,874

	Printing and Publishing — 0.0%
5,591	Gannett Company, Inc.	44,728

	Real Estate Development and Services — 0.1%
3,657	Jones Lang LaSalle, Inc.	101,299

	Real Estate Investment Trusts — 0.6%
3,719	AMB Property Corp.	87,099
3,361	AvalonBay Communities, Inc.	203,609
3,189	Equity Residential	95,096
1,132	Kilroy Realty Corp.	37,877
1,275	Kimco Realty Corp.	23,307
5,320	Nationwide Health Properties, Inc.	152,790
920	Regency Centers Corp.	42,964
7,315	Simon Property Group, Inc.	388,646
2,030	SL Green Realty Corp.	52,577

		1,083,965

	Retail — 2.5%
2,951	Bed Bath & Beyond, Inc.*	75,014
6,470	BJ’s Wholesale Club, Inc.*	221,662
8,456	Costco Wholesale Corp.	443,940
15,588	CVS Caremark Corp.	447,999
2,700	Dollar Tree, Inc.*	112,860
2,759	Family Dollar Stores, Inc.	71,927
15,729	Home Depot, Inc. (The)	362,082
18,605	Lowe’s Companies, Inc.	400,380
3,037	PetSmart, Inc.	56,033
2,270	RadioShack Corp.	27,104
8,791	Target Corp.(8)	303,553
10,566	TJX Companies, Inc. (The)	217,343
2,891	Walgreen Company	71,321
26,295	Wal-Mart Stores, Inc.	1,474,097

		4,285,315

	Retail: Restaurants — 1.3%
24,460	McDonald’s Corp.	1,521,167
3,267	Panera Bread Company — Class A*(8)	170,668
17,626	YUM! Brands, Inc.	555,219

		2,247,054

	Retail: Supermarkets — 0.3%
14,430	Kroger Company (The)	381,096
5,450	Safeway, Inc.	129,547
3,293	SUPERVALU, Inc.	48,078

		558,721

	Scientific and Technical Instruments — 0.2%
8,723	Thermo Fisher Scientific, Inc.*	297,193

	Semiconductors — 1.1%
13,302	Advanced Micro Devices, Inc.*	28,732
9,074	Broadcom Corp. — Class A*	153,986
88,423	Intel Corp.	1,296,281

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)

19,134	LSI Corp.*	$62,951
22,117	Texas Instruments, Inc.	343,256

		1,885,206

	Telecommunications Equipment and Services — 2.9%
2,357	American Tower Corp. — Class A*	69,107
80,613	AT&T, Inc.(5)	2,297,471
1,584	CenturyTel, Inc.	43,291
21,187	Motorola, Inc.	93,858
19,617	QUALCOMM, Inc.	702,877
6,623	Qwest Communications International, Inc.	24,108
80,479	Sprint Nextel Corp.*	147,277
19,833	Tellabs, Inc.*	81,712
42,437	Verizon Communications, Inc.	1,438,614
10,581	Virgin Media, Inc.	52,799

		4,951,114

	Transportation — 1.1%
3,962	Burlington Northern Santa Fe Corp.	299,963
2,184	CH Robinson Worldwide, Inc.	120,186
4,153	CSX Corp.	134,848
4,560	Expeditors International of Washington, Inc.	151,711
3,828	FedEx Corp.	245,566
12,106	JB Hunt Transport Services, Inc.(8)	318,025
1,518	Landstar System, Inc.	58,337
3,926	Norfolk Southern Corp.	184,718
6,540	Union Pacific Corp.	312,612
5,906	Werner Enterprises, Inc.	102,410

		1,928,376

	Utilities — 1.7%
1,663	American Electric Power Company, Inc.	55,345
34,157	Duke Energy Corp.	512,696
15,959	Dynegy, Inc. — Class A*	31,918
2,024	Edison International	65,011
1,360	Entergy Corp.	113,057
12,473	Exelon Corp.	693,623
4,549	FirstEnergy Corp.	220,990
3,436	FPL Group, Inc.	172,934
2,106	Integrys Energy Group, Inc.	90,516
1,232	MDU Resources Group, Inc.	26,587
3,591	Mirant Corp.*	67,762
3,581	NiSource, Inc.	39,284
7,076	NRG Energy, Inc.*(8)	165,083
1,756	PG&E Corp.	67,975
7,591	PPL Corp.	232,967
6,219	Public Service Enterprise Group, Inc.	181,408
6,096	Reliant Energy, Inc.*	35,235
971	Sempra Energy	41,394
1,785	Southern Company	66,045

		2,879,830

	Total Common Stocks (Cost $125,463,620)	95,475,575

Principal

	US Treasury Securities — 0.1%
	US Treasury Inflation Index
$186,142	1.75%, 01/15/28 (Cost $149,996)	171,977

	US Government Agency Securities — 19.0%
	Asset Backed: Mortgage and Home Equity — 1.4%
600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10(5)	$638,054
158,886	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29(5)	164,396
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18(5)	772,541
353,165	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34(5)	362,134
460,332	Fannie Mae, Series 2004-99, Class AO, 5.50%, 01/25/34(5)	475,553

		2,412,678

	Fannie Mae — 13.0%
1,708,999	PL# 256219, 5.50%, 04/01/36(5)	1,717,777
78,302	PL# 535675, 7.00%, 01/01/16(5)	81,613
924	PL# 549906, 7.50%, 09/01/30(5)	978
1,426	PL# 552549, 7.50%, 09/01/30(5)	1,510
568	PL# 558384, 7.50%, 01/01/31(5)	601
1,933	PL# 568677, 7.50%, 01/01/31(5)	2,046
269	PL# 572762, 7.50%, 03/01/31(5)	285
15,488	PL# 582178, 7.50%, 06/01/31(5)	16,409
12,791	PL# 594316, 6.50%, 07/01/31(5)	13,387
2,409	PL# 602859, 6.50%, 10/01/31	2,520
12,066	PL# 614924, 7.00%, 12/01/16(5)	12,604
687,349	PL# 735580, 5.00%, 06/01/35(5)	703,166
66,419	PL# 745000, 6.00%, 10/01/35(5)	68,467
1,240,906	PL# 745275, 5.00%, 02/01/36(5)	1,268,686
50,249	PL# 779545, 6.00%, 06/01/34(5)	51,852
43,335	PL# 785183, 6.00%, 07/01/34(5)	44,718
197,713	PL# 787311, 6.00%, 06/01/34(5)	204,023

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$1,409,078	PL# 792113, 6.00%, 09/01/34(5)	$1,454,052
45,020	PL# 793193, 5.50%, 07/01/19(5)	46,525
333,739	PL# 793693, 6.00%, 08/01/34(5)	344,391
1,039,496	PL# 835136, 6.00%, 09/01/35(5)	1,071,537
1,116,289	PL# 844183, 6.00%, 11/01/35(5)	1,150,698
220,759	PL# 888022, 5.00%, 02/01/36(5)	225,701
4,869,339	PL# 911205, 6.50%, 05/01/37(4)(5)	5,063,077
900,000	TBA, 5.50%, 01/01/24	926,719
200,000	TBA, 6.00%, 01/01/24	207,375
6,440,000	TBA, 5.00%, 01/01/39	6,574,841
600,000	TBA, 5.50%, 01/01/39	615,000

		21,870,558

	Federal Agricultural Mortgage Corp. — 0.2%
350,000	144A, 5.13%, 04/19/17(5)	395,017

	Freddie Mac Gold — 1.6%
80,291	PL# A39644, 5.50%, 11/01/35	82,289
900,000	TBA, 5.00%, 01/01/24	923,625
1,000,000	TBA, 5.00%, 01/01/39	1,021,875
700,000	TBA, 5.50%, 01/01/39	716,407

		2,744,196

	Government National Mortgage Association—2.6%
2,726	PL# 461836, 7.00%, 01/15/28(4)	2,886
191,513	PL# 604404, 5.00%, 06/15/33(4)	197,188
459,270	PL# 637934, 5.00%, 01/15/35(4)	472,305
489,550	PL# 639093, 5.00%, 01/15/35(4)	503,444
391,638	PL# 639865, 5.00%, 06/15/35(4)	402,754
86,563	PL# 781881, 5.00%, 03/15/35(4)	88,971
1,300,000	TBA, 5.00%, 01/01/39	1,332,500
1,300,000	TBA, 5.50%, 01/01/39	1,340,423

		4,340,471

	Resolution Funding Strips — 0.2%
250,000	Zero coupon, 07/15/18(20)	179,246
250,000	Zero coupon, 10/15/18(20)	176,986

		356,232

	Total US Government Agency Securities (Cost $31,387,704)	32,119,152

	Corporate Bonds and Notes — 27.8%
	Advertising — 0.0%
60,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	43,350

	Aerospace and Defense — 0.0%
25,000	DRS Technologies, Inc., 6.63%, 02/01/16(5)	25,000

	Airlines — 0.2%
300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10(5)	252,000
93,494	Delta Air Lines, Inc., Series 2007-1, Class A, 6.82%, 08/10/22(5)	54,272

		306,272

	Automobile: Rental — 0.0%
35,000	Hertz Corp., 8.88%, 01/01/14	21,525
20,000	Hertz Corp., 10.50%, 01/01/16	9,125

		30,650

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11(5)	261,600
580,000	Ford Motor Company, 7.45%, 07/16/31	162,400
970,000	General Motors Corp., 8.25%, 07/15/23(8)	160,050
16,000	Visteon Corp., 8.25%, 08/01/10	4,960
38,000	Visteon Corp. — 144A, 12.25%, 12/31/16	9,120

		598,130

	Banks and Financial Services — 7.2%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67(1)(5)	23,885
200,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10(5)	109,960
190,000	American Express Company, Variable Rate, 6.80%, 09/01/66(1)(5)	98,354
10,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual(1)(5)	4,007
140,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18(5)	153,420
280,000	BP Capital Markets PLC (United Kingdom), 5.25%, 11/07/13(5)	292,302
210,000	Caterpillar Financial Service Corp., Series MTNF, 6.20%, 09/30/13(5)	216,493
320,000	Citigroup, Inc., 6.50%, 08/19/13(5)	322,908
330,000	Citigroup, Inc., 5.00%, 09/15/14(5)	290,262
300,000	Citigroup, Inc., 6.88%, 03/05/38(5)	341,366

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10(5)	$746,709
2,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,637,506
220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	193,209
129,000	Ford Motor Credit Company LLC, Floating Rate, 7.25%, 06/15/11(2)	85,140
1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09(8)	1,122,635
160,000	Glitnir Banki hf — 144A (Iceland), 6.33%, 07/28/11(9)	7,600
380,000	Glitnir Banki hf — 144A (Iceland), Variable Rate, 6.69%, 06/15/16(1)(9)	57
645,000	GMAC LLC — 144A, 6.63%, 05/15/12(14)	615,323
109,000	GMAC LLC — 144A, 7.50%, 12/31/13(14)	86,586
85,000	GMAC LLC — 144A, 8.00%, 12/31/18(14)	50,476
165,000	GMAC LLC — 144A, 8.00%, 11/01/31(14)	112,818
170,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10(4)	167,516
70,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12(4)	66,774
162,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22(1)(4)	85,068
200,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22(1)	105,424
220,000	JPMorgan Chase & Company, 5.13%, 09/15/14(4)	213,197
270,000	JPMorgan Chase & Company, 5.15%, 10/01/15(4)	254,949
220,000	JPMorgan Chase & Company, 6.13%, 06/27/17(4)	216,507
130,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16(9)	975
710,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15(9)(14)(20)	42,600
140,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11(9)	2,450
120,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.59%, 08/19/65(2)(9)	12
100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12(9)	9,500
480,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17(9)	48
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual(1)	118,443
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	246,560
100,000	Morgan Stanley, Series MTNF, Floating Rate, 4.95%, 10/18/16(2)	68,805
20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual(1)	10,581
40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual(1)	21,931
235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual(1)	111,881
100,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual(1)	39,828
270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17	153,900
260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16(1)	233,910
300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual(1)	62,746
60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	39,929
265,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	189,613
500,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	337,437
10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	6,344
45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	27,299
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	214,230
310,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	161,200

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$100,000	TNK-BP Finance SA, Series 6 — 144A (Luxembourg), 7.88%, 03/13/18	$50,000
390,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	167,700
350,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	150,500
170,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual(1)	100,300
430,000	Wachovia Corp., 5.25%, 08/01/14	400,550
130,000	Wells Fargo Capital X, 5.95%, 12/15/36	111,416
270,000	Wells Fargo Capital XV, Variable Rate, 9.75%, perpetual (1)	272,700

		11,973,839

	Broadcast Services/Media — 0.6%
60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	10,500
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09	88,000
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14	20,400
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	6,600
150,000	Comcast Cable Communications, 8.88%, 05/01/17(5)	160,178
240,000	Comcast Corp., 6.50%, 01/15/15(5)	235,904
20,000	Comcast Corp., 6.50%, 01/15/17(5)	19,754
20,000	Comcast Corp., 5.88%, 02/15/18(5)	18,952
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	9,425
70,000	DIRECTV Holdings LLC/ DIRECTV Financing Company, Inc., 8.38%, 03/15/13	69,650
30,000	Echostar DBS Corp., 7.00%, 10/01/13	26,025
25,000	Echostar DBS Corp., 7.13%, 02/01/16	20,875
10,000	Liberty Media Corp., 5.70%, 05/15/13	6,556
10,000	News America, Inc., 6.65%, 11/15/37	9,898
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	34,083
80,000	Time Warner Entertainment, 8.38%, 07/15/33	80,730
180,000	Time Warner, Inc., 6.88%, 05/01/12(5)	172,926
75,000	Time Warner, Inc., 7.70%, 05/01/32(5)	75,092

		1,065,548

	Chemicals — 0.0%
30,000	Georgia Gulf Corp., 9.50%, 10/15/14	9,000
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	15,660

		24,660

	Computer Equipment, Software and Services — 0.0%
20,000	Electronic Data Systems, 7.13%, 10/15/09	20,333

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	16,900

	Consumer Goods and Services — 0.0%
100,000	Reynolds American, Inc., 6.75%, 06/15/17	79,379

	Containers and Packaging — 0.0%
50,000	Graham Packaging Company, LP, 8.50%, 10/15/12	35,625

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	5,850

	Entertainment, Leisure and Recreation — 0.1%
25,000	Boyd Gaming Corp., 6.75%, 04/15/14	15,750
80,000	Boyd Gaming Corp., 7.13%, 02/01/16	47,200
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	9,900
50,000	MGM MIRAGE, 8.50%, 09/15/10	42,000
5,000	MGM MIRAGE, 6.63%, 07/15/15	3,050
45,000	MGM MIRAGE, 7.63%, 01/15/17	29,025
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	9,450
10,000	Station Casinos, Inc., 6.88%, 03/01/16	575
90,000	Station Casinos, Inc., 7.75%, 08/15/16	17,100

		174,050

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Environmental Waste Management and Recycling Services — 0.1%
$270,000	Waste Management, Inc., 6.38%, 11/15/12	$251,783

	Equipment Rental and Leasing — 0.1%
250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65(1)(4)	104,403

	Food and Beverage — 0.2%
310,000	Diageo Capital PLC (United Kingdom), 7.38%, 01/15/14(5)	330,228

	Funeral Services — 0.0%
10,000	Service Corp. International, 6.75%, 04/01/16	7,600
40,000	Service Corp. International, 7.63%, 10/01/18	29,600
35,000	Service Corp. International, 7.50%, 04/01/27	22,400

		59,600

	Insurance — 0.2%
40,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18(5)	26,811
40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13(5)	32,110
50,000	Humana, Inc., 7.20%, 06/15/18(4)	40,209
300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 3.21%, 07/07/10(2)	270,870

		370,000

	Manufacturing — 0.1%
30,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	29,488
110,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	103,215

		132,703

	Medical Equipment, Supplies, and Services — 0.3%
60,000	Community Health Systems, Inc., 8.88%, 07/15/15	55,200
125,000	DaVita, Inc., 6.63%, 03/15/13	118,750
6,000	HCA, Inc., 6.30%, 10/01/12	4,230
160,000	HCA, Inc., 6.75%, 07/15/13	100,800
11,000	HCA, Inc., 5.75%, 03/15/14	6,655
20,000	HCA, Inc., 9.13%, 11/15/14	18,550
160,000	HCA, Inc., 9.25%, 11/15/16	146,800
26,000	HCA, Inc., 9.63%, 11/15/16(12)	20,280
60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	46,350
30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	22,800
20,000	WellPoint, Inc., 5.88%, 06/15/17	18,203

		558,618

	Metals and Mining — 0.6%
180,000	Alcoa, Inc., 6.00%, 07/15/13(5)	162,753
230,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	117,300
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17(4)	155,800
210,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	153,966
65,000	Steel Dynamics, Inc., 6.75%, 04/01/15	44,850
341,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	309,526
130,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	78,000

		1,022,195

	Office Equipment, Supplies, and Services — 0.0%
40,000	Xerox Corp., 6.75%, 02/01/17	29,025

	Oil, Coal and Gas — 2.7%
235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31(5)	207,805
35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36(5)	27,609
150,000	Apache Corp., 6.00%, 09/15/13(5)	155,561
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	3,950
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	14,800
5,000	Chesapeake Energy Corp., 7.25%, 12/15/18	3,900
105,000	Complete Production Services, Inc., 8.00%, 12/15/16	66,150

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$80,000	Conoco, Inc., 6.95%, 04/15/29(5)	$86,088
125,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	86,250
86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	56,029
25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	16,228
220,000	El Paso Natural Gas, 8.38%, 06/15/32(5)	189,836
500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	432,874
250,000	Enterprise Products Operating LLP, 9.75%, 01/31/14(5)	254,572
120,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16(4)	79,200
20,000	Hess Corp., 7.88%, 10/01/29(5)	19,200
110,000	Hess Corp., 7.30%, 08/15/31(5)	100,084
260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17(4)	150,800
250,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13(4)	195,000
180,000	Kerr-McGee Corp., 6.95%, 07/01/24(4)	157,833
110,000	Kerr-McGee Corp., 7.88%, 09/15/31(4)	101,260
50,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	49,952
190,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	184,802
50,000	Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	45,790
20,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	17,364
200,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	161,749
250,000	Occidental Petroleum Corp., 7.00%, 11/01/13	272,861
50,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	25,500
75,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	40,500
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	37,900
17,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	14,391
290,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	245,485
190,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	185,250
30,000	Pride International, Inc., 7.38%, 07/15/14	27,900
25,000	Semgroup LP — 144A, 8.75%, 11/15/15(9)(20)	875
160,000	Shell International Finance (the Netherlands), 6.38%, 12/15/38	179,998
95,000	Suburban Propane Partners, 6.88%, 12/15/13	77,900
20,000	Williams Companies, Inc., 8.75%, 03/15/32	14,900
320,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	214,400
190,000	XTO Energy, Inc., 7.50%, 04/15/12	187,788
60,000	XTO Energy, Inc., 6.50%, 12/15/18	58,081

		4,448,415

	Paper and Forest Products — 0.1%
110,000	Weyerhaeuser Company, 6.75%, 03/15/12	98,467

	Pharmaceuticals/Research and Development — 0.2%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15(5)	34,959
120,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	112,200
110,000	Wyeth, 5.95%, 04/01/37	122,132

		269,291

	Printing and Publishing — 0.0%
105,000	Idearc, Inc., 8.00%, 11/15/16	7,875
10,000	RH Donnelley Corp., Series A-4, 8.88%, 10/15/17	1,500
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	24,150
40,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	16,400

		49,925

	Private Asset Backed: Banks and Financial Services — 0.1%
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	245,093

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Private Asset Backed: Credit Cards — 0.3%
$640,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 1.23%, 09/15/13(3)	$560,241

	Private Asset Backed: Mortgage and Home Equity — 11.1%
309,587	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 0.71%, 09/25/35(3)	242,265
139,415	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 0.89%, 02/25/35(3)	67,787
68,154	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 0.85%, 04/25/35(3)	32,173
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.11%, 10/10/45(5)	228,202
2,917,181	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36(5)	2,308,641
1,397,308	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 0.68%, 12/25/36(3)	398,631
297,026	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.91%, 08/25/35(3)(5)	179,887
739,760	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 0.78%, 11/25/35(3)	341,562
805,662	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 0.84%, 11/20/35(3)	402,734
176,324	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35(5)	143,668
365,670	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 1.42%, 12/15/35(3)	143,510
729,242	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 0.87%, 09/25/35(3)	559,405
720,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 02/10/17(4)	536,651
517,675	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	515,634
768,653	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.64%, 03/18/35(3)	454,449
1,200,818	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 0.68%, 11/25/36(3)	315,890
552,501	GSAMP Trust — 144A, Series 2006-SD2, Class A1, Floating Rate, 0.58%, 05/25/46(3)	458,570
257,226	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 1.27%, 10/25/34(3)	101,229
587,756	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.18%, 11/25/37(3)(4)	362,346
196,078	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35(4)	94,143
606,735	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.94%, 08/25/37(3)	246,329
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37(4)	853,659
546,552	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34(3)	419,581
461,893	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 0.77%, 11/25/35(3)	207,699
348,039	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 0.77%, 12/25/35(3)	99,620
513,559	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 0.54%, 08/25/46(3)	394,507
850,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	585,210

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$345,978	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34(3)	$251,019
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	558,224
1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	649,104
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39(3)	407,199
176,231	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 0.79%, 10/25/28(3)	129,369
187,606	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A, Floating Rate, 0.92%, 07/25/34(3)	101,537
696,434	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	537,805
329,698	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	257,023
1,638,087	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,024,869
1,475,811	Residential Accredit Loans, Inc., Series 2005-QO3, Class A1, Floating Rate, 0.87%, 10/25/45(3)	678,418
794,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	477,490
303,490	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 0.93%, 01/19/34(3)	202,833
894,809	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 0.64%, 01/25/46(3)	891,396
271,767	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 0.79%, 01/25/45(3)	136,757
476,961	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 0.76%, 10/25/45(3)	260,505
511,030	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 0.83%, 10/25/45(3)	171,288
596,450	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 0.75%, 11/25/45(3)	292,951
469,289	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.51%, 09/25/36	328,414
553,079	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 0.60%, 08/25/36(3)	524,286

		18,574,469

	Private Asset Backed: Student Loans — 0.1%
170,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 5.01%, 04/25/24(2)	137,723

	Real Estate Development and Services — 0.0%
230,000	Realogy Corp., 12.38%, 04/15/15	31,050

	Real Estate Investment Trusts — 0.1%
50,000	Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16(4)	36,500
50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	47,313
40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	30,400

		114,213

	Retail — 0.1%
255,346	CVS Caremark Corp. — 144A, 6.94%, 01/10/30(5)	160,554
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	13,168

		173,722

	Retail: Supermarkets — 0.1%
93,000	Delhaize America, Inc., 9.00%, 04/15/31(5)	94,053

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)

	Scientific and Technical Instruments — 0.0%
$80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	$49,600
40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	23,200

		72,800

	Semiconductors — 0.0%
25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	11,000
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 5.25%, 12/15/11(2)(9)	1,400

		12,400

	Telecommunications Equipment and Services — 1.3%
120,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17(5)	106,683
190,000	AT&T, Inc., 5.10%, 09/15/14	186,768
90,000	AT&T, Inc., 5.50%, 02/01/18(5)	90,956
15,000	Citizens Communications Company, 9.25%, 05/15/11	14,250
30,000	Citizens Communications Company, 7.88%, 01/15/27	17,400
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16(5)	172,303
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	248,488
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	52,200
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	4,200
130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	55,250
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	25,200
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	38,024
270,000	Sprint Capital Corp., 8.38%, 03/15/12	216,000
60,000	Sprint Capital Corp., 8.75%, 03/15/32	40,500
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	152,250
70,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	56,788
90,000	Verizon Communications, Inc., 8.95%, 03/01/39	116,252
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	52,308
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	298,485
260,000	VIP FIN (VIMPELCOM) — 144A (Luxembourg), 8.38%, 04/30/13	166,400
140,000	Windstream Corp., 8.63%, 08/01/16	123,900

		2,234,605

	Transportation — 0.1%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	16,900
110,000	Union Pacific Corp., 5.38%, 05/01/14	103,758

		120,658

	Utilities — 1.4%
80,000	AES Corp., 7.75%, 10/15/15	67,200
410,000	AES Corp., 8.00%, 10/15/17	336,200
70,000	Dominion Resources, Inc., 4.75%, 12/15/10(5)	69,215
140,000	Dominion Resources, Inc., 5.70%, 09/17/12(5)	138,625
80,000	Dominion Resources, Inc., Series D, 8.88%, 01/15/19(5)	86,271
70,000	Edison Mission Energy, 7.00%, 05/15/17	60,900
90,000	Edison Mission Energy, 7.20%, 05/15/19	73,800
40,000	Edison Mission Energy, 7.63%, 05/15/27	31,000
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	7,100
1,150,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17(12)	557,750
5,000	Exelon Corp., 5.63%, 06/15/35(5)	3,156
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11(4)	151,241
125,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31(4)	118,252

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$100,000	NRG Energy, Inc., 7.25%, 02/01/14	$93,500
10,000	NRG Energy, Inc., 7.38%, 02/01/16	9,300
10,000	NRG Energy, Inc., 7.38%, 01/15/17	9,200
40,000	Pacific Gas & Electric Company, 8.25%, 10/15/18	48,058
90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	95,585
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	62,232
210,000	TXU Corp., Series P, 5.55%, 11/15/14	98,118
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	37,148
310,000	TXU Corp., Series R, 6.55%, 11/15/34	104,654

		2,258,505

	Total Corporate Bonds and Notes (Cost $67,680,478)	46,753,771

	Preferred Corporate Bonds and Notes — 0.4%
	Banks and Financial Services — 0.1%
190,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)(5)	136,665
40,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)(5)	29,920
90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1)(5)	42,006
20,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual(1)(4)	7,688
200,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)(9)	20

		216,299

	Insurance — 0.3%
430,000	MetLife, Inc., 6.40%, 12/15/36	258,000
250,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37(1)	163,759

		421,759

	Total Preferred Corporate Bonds and Notes (Cost $1,187,535)	638,058

Shares		Value

	Preferred Stocks — 0.0%
	Banks and Financial Services
600	Fannie Mae, Series O, Floating Rate, 7.00%(2)	$450
10,800	Fannie Mae, Series S, Variable Rate, 8.25%(1)	8,964
14,925	Freddie Mac, Series Z, Variable Rate, 8.38%(1)	5,821
178	Preferred Blocker, Inc. — 144A(14)	29,980

	Total Preferred Stocks (Cost $675,045)	45,215

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	10,300

	Municipal Bonds — 0.6%
	Virginia
1,106,095	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,088,458)	1,078,752

	Foreign Government Obligations — 0.3%
450,000	AID-Israel (Israel), 5.50%, 04/26/24(4) (Cost $445,411)	558,959

	Securities Lending Collateral — 1.1%
1,911,215	Securities Lending Collateral Investment (Note 4) (Cost $1,911,215)	1,911,215

	Total Securities (Cost $230,029,462)	178,762,974

	Repurchase Agreements — 2.2%
3,771,297	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $3,771,300 (Collateralized by US Treasury Bill, 0.02%, due 05/14/09, with a value of $3,854,615) (Cost $3,771,297)	3,771,297

	Total Investments before Call and Put Options Written — 108.1% (Cost $233,800,759)	182,534,271

Contracts

	Call Options Written — (0.3)%
(5)	Eurodollar Future, Expiring September 2009 @ 97.63	(14,719)

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Contracts		Value

	Call Options Written (continued)

(57)	Eurodollar Interest Rate Future, Expiring March 2009 @ 98.25	$(103,312)
(44)	US Treasury Note (10 Year) March Future, Expiring February 2009 @ 118	(360,938)

	Total Call Options Written (Premium $86,010)	(478,969)

	Put Options Written — (0.0)%
(70)	Eurodollar Interest Rate Future, Expiring March 2009 @ 96.75	(438)
(42)	US Treasury Note (10 Year) March Future, Expiring February 2009 @ 110	(5,250)
(10)	US Treasury Note (10 Year) March Future, Expiring February 2009 @ 111	(1,406)

	Total Put Options Written (Premium $119,957)	(7,094)

	Total Investments net of Call and Put Options Written — 107.8% (Cost $233,594,792)	182,048,208
	Liabilities less other assets — (7.8)%	(13,118,098)

	Net Assets — 100.0%	$168,930,110

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $236,199,315.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,056,329
Gross unrealized depreciation	(54,721,373)

Net unrealized depreciation	$(53,665,044)

See summary of footnotes and abbreviations to portfolios

See notes to financial statements.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 99.0%
	Advertising — 0.4%
1,377,700	Interpublic Group of Companies, Inc. (The)*	$5,455,692

	Agriculture — 0.5%
151,700	Bunge, Ltd. (Bermuda)	7,853,509

	Apparel: Manufacturing and Retail — 1.2%
1,123,700	Gap, Inc. (The)	15,046,343
214,100	Limited Brands, Inc.	2,149,564

		17,195,907

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
154,727	Autoliv, Inc.	3,320,441
86,200	Magna International, Inc. — Class A (Canada)	2,579,966

		5,900,407

	Banks and Financial Services — 9.1%
386,900	American Express Company	7,176,995
1,142,082	Bank of America Corp.	16,080,515
61,700	Capital One Financial Corp.	1,967,613
1,450,670	Citigroup, Inc.	9,733,996
76,928	Deutsche Bank AG (Germany)	3,130,200
581,200	Fifth Third Bancorp	4,800,712
126,200	Goldman Sachs Group, Inc. (The)	10,650,018
218,600	Invesco, Ltd. (Bermuda)	3,156,584
1,719,540	JPMorgan Chase & Company	54,217,096
66,400	Lazard, Ltd. — Class A (Bermuda)	1,974,736
555,000	Morgan Stanley	8,902,200
215,800	SunTrust Banks, Inc.	6,374,732
134,000	Wells Fargo & Company	3,950,320

		132,115,717

	Broadcast Services/Media — 5.3%
813,500	CBS Corp. — Class B	6,662,565
1,430,000	Comcast Corp. — Class A	24,138,400
538,500	News Corp. — Class A	4,894,965
3,671,200	Time Warner, Inc.	36,932,272
200,000	Viacom, Inc. — Class B*	3,812,000

		76,440,202

	Chemicals — 0.2%
92,155	Eastman Chemical Company	2,922,235

	Computer Equipment, Software and Services — 3.6%
1,218,400	Dell, Inc.*	12,476,416
219,000	Hewlett-Packard Company	7,947,510
327,100	International Business Machines Corp.	27,528,736
388,600	Western Digital Corp.*	4,449,470

		52,402,132

	Construction Services and Supplies — 0.5%
109,500	Centex Corp.	1,165,080
107,000	KB HOME	1,457,340
530,779	Lennar Corp. — Class A	4,601,854

		7,224,274

	Consumer Goods and Services — 5.0%
506,000	Altria Group, Inc.	7,620,360
115,000	Black & Decker Corp. (The)	4,808,150
106,100	Estee Lauder Companies, Inc. (The) — Class A	3,284,856
484,000	Kimberly-Clark Corp.	25,526,160
328,000	Philip Morris International, Inc.	14,271,280
283,455	Procter & Gamble Company (The)	17,523,188

		73,033,994

	Containers and Packaging — 0.2%
122,000	Owens-Illinois, Inc.*	3,334,260

	Diversified Operations and Services — 2.9%
2,578,700	General Electric Company	41,774,940

	Electronics — 2.1%
2,523,748	Flextronics International, Ltd. (Singapore)*	6,460,795
674,802	Sanmina-SCI Corp.*	317,157
517,000	Sony Corp. (ADR) (Japan)	11,306,790
801,750	Tyco Electronics, Ltd. (Bermuda)	12,996,367

		31,081,109

	Environmental Waste Management and Recycling Services — 0.8%
345,000	Waste Management, Inc.	11,433,300

	Food and Beverage — 4.9%
447,400	Coca-Cola Enterprises, Inc.	5,382,222
791,300	Dean Foods Company*	14,219,661
39,427	JM Smucker Company (The)	1,709,555
60,000	Kellogg Company	2,631,000
1,001,100	Kraft Foods, Inc. — Class A	26,879,535
70,000	Molson Coors Brewing Company — Class B	3,424,400
1,668,805	Sara Lee Corp.	16,337,601
79,195	Tyson Foods, Inc. — Class A	693,748

		71,277,722

See notes to financial statements.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)

	Insurance — 6.0%
446,000	Allstate Corp. (The)	$14,610,960
942,700	American International Group, Inc.	1,480,039
72,000	Fidelity National Financial, Inc. — Class A	1,278,000
550,000	Genworth Financial, Inc. — Class A	1,556,500
132,100	Hartford Financial Services Group, Inc. (The)	2,169,082
330,415	MetLife, Inc.	11,518,267
61,566	PartnerRe, Ltd. (Bermuda)	4,387,809
117,300	RenaissanceRe Holdings, Ltd. (Bermuda)	6,047,988
932,800	Travelers Companies, Inc. (The)	42,162,560
313,000	XL Capital, Ltd. — Class A (Cayman Islands)	1,158,100

		86,369,305

	Internet Services — 0.3%
298,700	Symantec Corp.*	4,038,424

	Machinery — 0.3%
82,000	Caterpillar, Inc.	3,662,940

	Manufacturing — 1.9%
483,000	Honeywell International, Inc.	15,856,890
564,350	Tyco International, Ltd. (Bermuda)	12,189,960

		28,046,850

	Medical Equipment, Supplies, and Services — 3.9%
1,798,100	Boston Scientific Corp.*	13,917,294
217,000	Cardinal Health, Inc.	7,479,990
733,800	Hologic, Inc.*	9,590,766
290,000	Johnson & Johnson	17,350,700
57,500	McKesson Corp.	2,226,975
5,176,420	Tenet Healthcare Corp.*	5,952,883

		56,518,608

	Metals and Mining — 0.7%
456,000	Alcoa, Inc.	5,134,560
150,900	United States Steel Corp.	5,613,480

		10,748,040

	Oil, Coal and Gas — 15.8%
171,100	Anadarko Petroleum Corp.	6,595,905
157,000	Apache Corp.	11,701,210
275,000	BP PLC (ADR) (United Kingdom)	12,853,500
819,900	Chevron Corp.	60,648,004
927,602	ConocoPhillips	48,049,784
181,400	Devon Energy Corp.	11,919,794
637,000	Exxon Mobil Corp.	50,851,710
78,000	Occidental Petroleum Corp.	4,679,220
213,400	Total SA (ADR) (France)	11,801,020
374,600	Valero Energy Corp.	8,106,344

		227,206,491

	Paper and Forest Products — 0.8%
1,046,700	MeadWestvaco Corp.	11,712,573

	Pharmaceuticals/Research and Development — 11.1%
89,834	AmerisourceBergen Corp.	3,203,480
111,000	Amgen, Inc.*	6,410,250
904,000	Bristol-Myers Squibb Company	21,018,000
150,000	Eli Lilly and Company	6,040,500
611,300	Merck & Company, Inc.	18,583,520
3,443,900	Pfizer, Inc.	60,991,469
130,000	Sanofi-Aventis (ADR) (France)	4,180,800
365,100	Schering-Plough Corp.	6,217,653
926,500	Watson Pharmaceuticals, Inc.*	24,617,105
205,000	Wyeth	7,689,550

		158,952,327

	Printing and Publishing — 0.2%
450,200	Gannett Company, Inc.	3,601,600

	Retail — 2.9%
289,900	CVS Caremark Corp.	8,331,726
798,200	Home Depot, Inc. (The)	18,374,564
360,000	JC Penney Company, Inc.	7,092,000
210,000	Lowe’s Companies, Inc.	4,519,200
415,100	Macy’s, Inc.	4,296,285

		42,613,775

	Retail: Supermarkets — 1.7%
479,350	Kroger Company (The)	12,659,634
270,525	Safeway, Inc.	6,430,379
366,400	SUPERVALU, Inc.	5,349,440

		24,439,453

	Semiconductors — 2.1%
760,300	Intel Corp.	11,145,998
185,200	KLA-Tencor Corp.	4,035,508
3,695,800	LSI Corp.*	12,159,182
475,330	NVIDIA Corp.*	3,835,913

		31,176,601

See notes to financial statements.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 9.3%
2,420,355	AT&T, Inc.	$68,980,117
464,000	Corning, Inc.	4,421,920
3,712,300	Motorola, Inc.	16,445,489
250,000	Nokia (ADR) (Finland)	3,900,000
5,588,500	Qwest Communications International, Inc.	20,342,140
1,907,818	Sprint Nextel Corp.*	3,491,307
736,700	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	5,753,627
358,700	Verizon Communications, Inc.	12,159,930

		135,494,530

	Toys — 1.2%
1,113,500	Mattel, Inc.	17,816,000

	Utilities — 3.7%
259,500	Ameren Corp.	8,630,970
972,780	American Electric Power Company, Inc.	32,374,118
109,100	Dominion Resources, Inc. — Virginia	3,910,144
416,300	Reliant Energy, Inc.*	2,406,214
165,800	Wisconsin Energy Corp.	6,960,284

		54,281,730

	Total Common Stocks (Cost $2,137,281,482)	1,436,124,647

Principal

	Repurchase Agreements — 0.8%
$11,411,786	With State Street Bank & Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $11,411,793 (Collateralized by various US Treasury Bills, 0.01%-0.02%, due 01/02/09-05/14/09, with a total value of $11,831,391) (Cost $11,411,786)	11,411,786

	Total Investments — 99.8% (Cost $2,148,693,268)	1,447,536,433
	Other assets less liabilities — 0.2%	3,433,714

	Net Assets — 100.0%	$1,450,970,147

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $2,163,266,936.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$67,174,003
Gross unrealized depreciation	(782,904,506)

Net unrealized depreciation	$(715,730,503)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 98.9%
	Advertising — 1.0%
158,200	Interpublic Group of Companies, Inc. (The)*	$626,472

	Aerospace and Defense — 3.2%
37,600	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)(8)	609,496
29,000	Northrop Grumman Corp.	1,306,160

		1,915,656

	Apparel: Manufacturing and Retail — 1.6%
48,200	Gap, Inc. (The)	645,398
34,800	Limited Brands, Inc.	349,392

		994,790

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.5%
32,800	PACCAR, Inc.	938,080

	Banks and Financial Services — 15.6%
15,500	American Express Company	287,525
164,755	Bank of America Corp.	2,319,750
164,800	Citigroup, Inc.	1,105,808
16,000	Comerica, Inc.	317,600
64,300	JPMorgan Chase & Company	2,027,379
92,075	KeyCorp	784,479
605,900	National City Corp.	1,096,679
276,500	Wachovia Corp.	1,531,810

		9,471,030

	Chemicals — 2.5%
5,000	Eastman Chemical Company	158,550
22,000	Rohm and Haas Company	1,359,380

		1,517,930

	Computer Equipment, Software and Services — 12.5%
179,466	CA, Inc.	3,325,505
132,400	Microsoft Corp.	2,573,856
96,900	Oracle Corp.*	1,718,037

		7,617,398

	Consumer Goods and Services — 6.6%
10,700	Lorillard, Inc.	602,945
71,300	Philip Morris International, Inc.	3,102,263
13,200	Unilever PLC (ADR) (United Kingdom)	303,864

		4,009,072

	Electronics — 2.7%
101,050	Tyco Electronics, Ltd. (Bermuda)	1,638,021

	Food and Beverage — 2.7%
29,200	Coca-Cola Company (The)	1,321,884
11,200	Kraft Foods, Inc. — Class A	300,720

		1,622,604

	Insurance — 6.2%
19,200	Allstate Corp. (The)	628,992
77,000	Conseco, Inc.*	398,860
81,500	Genworth Financial, Inc. — Class A	230,645
26,059	MetLife, Inc.	908,417
7,100	Prudential Financial, Inc.	214,846
21,500	Travelers Companies, Inc. (The)	971,800
107,600	XL Capital, Ltd. — Class A (Cayman Islands)	398,120

		3,751,680

	Internet Services — 1.5%
66,200	eBay, Inc.*	924,152

	Manufacturing — 3.1%
85,750	Tyco International, Ltd. (Bermuda)	1,852,200

	Medical Equipment, Supplies, and Services — 0.9%
9,100	Johnson & Johnson	544,453

	Metals and Mining — 0.6%
30,700	Alcoa, Inc.	345,682

	Oil, Coal and Gas — 5.8%
7,800	Exxon Mobil Corp.	622,674
56,500	Royal Dutch Shell PLC — Class B (ADR) (United Kingdom)(8)	2,905,795

		3,528,469

	Pharmaceuticals/Research and Development — 12.3%
39,500	Bristol-Myers Squibb Company	918,375
45,000	Eli Lilly and Company	1,812,150
55,600	Merck & Company, Inc.	1,690,240
52,500	Pfizer, Inc.	929,775
122,900	Schering-Plough Corp.	2,092,987

		7,443,527

	Retail — 6.4%
90,052	Home Depot, Inc. (The)	2,072,997
52,900	JC Penney Company, Inc.	1,042,130
14,200	Wal-Mart Stores, Inc.	796,052

		3,911,179

	Retail: Supermarkets — 2.8%
71,900	Safeway, Inc.	1,709,063

	Semiconductors — 1.2%
47,700	Texas Instruments, Inc.	740,304

See notes to financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 1.4%
387,100	Alcatel-Lucent (ADR) (France)*	$832,265

	Utilities — 6.8%
12,800	Entergy Corp.	1,064,064
32,600	Exelon Corp.	1,812,886
24,400	FPL Group, Inc.	1,228,052

		4,105,002

	Total Common Stocks (Cost $87,872,197)	60,039,029

	Preferred Stocks — 0.0%
	Banks and Financial Services
369,700	Washington Mutual, Inc., Series S, 14.00%(14) (Cost $3,234,875)	3,974

Principal

	Securities Lending Collateral — 4.3%
$2,594,000	Securities Lending Collateral Investment (Note 4) (Cost $2,594,000)	2,594,000

	Total Securities (Cost $93,701,072)	62,637,003

	Repurchase Agreements — 2.1%
1,274,730	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $1,274,731 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $1,398,600) (Cost $1,274,730)	1,274,730

	Total Investments — 105.3% (Cost $94,975,802)	63,911,733
	Liabilities less other assets — (5.3)%	(3,208,169)

	Net Assets — 100.0%	$60,703,564

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $100,845,203.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(36,933,470)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 95.9%
	Aerospace and Defense — 3.3%
52,750	Goodrich Corp.	$1,952,805
36,650	L-3 Communications Holdings, Inc.	2,704,037
25,375	Lockheed Martin Corp.	2,133,530
33,800	Northrop Grumman Corp.	1,522,352
17,500	Raytheon Company	893,200

		9,205,924

	Agriculture — 0.5%
20,825	Monsanto Company	1,465,039

	Airlines — 0.1%
36,500	Southwest Airlines Company	314,630

	Apparel: Manufacturing and Retail — 1.6%
17,200	Aeropostale, Inc.*	276,920
60,900	Coach, Inc.*	1,264,893
41,800	Gap, Inc. (The)	559,702
22,000	NIKE, Inc. — Class B	1,122,000
17,000	Polo Ralph Lauren Corp.	771,970
21,750	Ross Stores, Inc.	646,628

		4,642,113

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
9,375	AutoZone, Inc.*	1,307,531

	Banks and Financial Services — 7.4%
57,400	Ameriprise Financial, Inc.	1,340,864
14,300	Astoria Financial Corp.	235,664
41,200	Bank of America Corp.	580,096
47,900	Capital One Financial Corp.	1,527,531
56,950	Charles Schwab Corp. (The)	920,882
23,500	Credicorp, Ltd. (Bermuda)	1,174,060
69,650	Federated Investors, Inc. — Class B	1,181,264
24,600	Franklin Resources, Inc.	1,568,988
14,100	Global Payments, Inc.	462,339
22,850	Goldman Sachs Group, Inc. (The)	1,928,312
123,100	Hudson City Bancorp, Inc.	1,964,676
41,500	Knight Capital Group, Inc. — Class A*	670,225
5,425	MasterCard, Inc. — Class A	775,395
37,900	Moody’s Corp.(8)	761,411
17,500	NewAlliance Bancshares, Inc.	230,475
11,900	PNC Financial Services Group, Inc.	583,100
143,900	Regions Financial Corp.	1,145,444
26,200	SunTrust Banks, Inc.	773,948
15,100	SVB Financial Group*	396,073
20,425	Visa, Inc. — Class A	1,071,291
54,900	Wells Fargo & Company	1,618,452

		20,910,490

	Broadcast Services/Media — 2.5%
68,775	Comcast Corp. — Class A	1,160,922
94,975	DIRECTV Group, Inc. (The)*	2,175,877
19,100	McGraw-Hill Companies, Inc. (The)	442,929
64,400	Shaw Communications, Inc. — Class B (Canada)	1,138,592
203,675	Time Warner, Inc.	2,048,971

		6,967,291

	Business Services and Supplies — 0.9%
37,125	Accenture, Ltd. — Class A (Bermuda)	1,217,329
24,713	Hewitt Associates, Inc. — Class A*	701,355
30,700	SEI Investments Company	482,297

		2,400,981

	Chemicals — 1.3%
15,800	Airgas, Inc.	616,042
50,500	Dow Chemical Company (The)	762,045
16,425	FMC Corp.	734,690
31,600	Lubrizol Corp. (The)	1,149,924
41,200	Methanex Corp. (Canada)(8)	463,088

		3,725,789

	Computer Equipment, Software and Services — 8.2%
20,325	Apple, Inc.*	1,734,739
50,325	BMC Software, Inc.*	1,354,246
19,800	Computer Sciences Corp.*	695,772
114,650	Hewlett-Packard Company	4,160,649
59,725	International Business Machines Corp.	5,026,456
319,875	Microsoft Corp.	6,218,370
162,895	Oracle Corp.*	2,888,128
9,300	Sybase, Inc.*	230,361
61,225	Western Digital Corp.*	701,026

		23,009,747

	Construction Services and Supplies — 0.6%
13,300	Granite Construction, Inc.	584,269
17,000	Lennox International, Inc.	548,930
34,400	Owens Corning, Inc.*	595,120

		1,728,319

	Consumer Goods and Services — 4.4%
67,400	Altria Group, Inc.	1,015,044

See notes to financial statements.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Consumer Goods and Services (continued)

22,725	Colgate-Palmolive Company	$1,557,572
53,825	Herbalife, Ltd. (Cayman Islands)	1,166,926
26,875	Jarden Corp.*	309,063
14,950	Lorillard, Inc.	842,433
39,200	NBTY, Inc.*	613,480
39,475	Philip Morris International, Inc.	1,717,556
83,075	Procter & Gamble Company (The)	5,135,696

		12,357,770

	Containers and Packaging — 0.5%
18,300	Ball Corp.	761,097
22,650	Pactiv Corp.*	563,532

		1,324,629

	Diversified Operations and Services — 0.6%
102,500	General Electric Company	1,660,500

	Education — 0.2%
9,825	DeVry, Inc.	564,053

	Electronics — 0.8%
35,500	Arrow Electronics, Inc.*	668,820
30,900	Avnet, Inc.*	562,689
17,200	Garmin, Ltd. (Cayman Islands)	329,724
92,400	Jabil Circuit, Inc.	623,700

		2,184,933

	Energy Services — 0.1%
2,925	First Solar, Inc.*(8)	403,533

	Engineering — 0.6%
20,125	Fluor Corp.	903,008
35,925	Foster Wheeler, Ltd. (Bermuda)*	839,927

		1,742,935

	Environmental Waste Management and Recycling Services — 0.4%
50,460	Republic Services, Inc.	1,250,903

	Food and Beverage — 3.1%
61,775	Coca-Cola Company (The)	2,796,554
90,500	ConAgra Foods, Inc.	1,493,250
47,725	Constellation Brands, Inc. — Class A*	752,623
15,950	General Mills, Inc.	968,963
15,400	HJ Heinz Company	579,040
14,100	Kellogg Company	618,285
62,800	Pepsi Bottling Group, Inc. (The)	1,413,628

		8,622,343

	Insurance — 6.0%
10,650	ACE, Ltd. (Switzerland)	563,598
20,400	Aetna, Inc.	581,400
16,625	Aflac, Inc.	762,090
62,400	Allstate Corp. (The)	2,044,224
52,400	American Financial Group, Inc.	1,198,912
24,500	Assurant, Inc.	735,000
47,600	Axis Capital Holdings, Ltd. (Bermuda)	1,386,112
38,000	Chubb Corp. (The)	1,938,000
34,200	Endurance Specialty Holdings, Ltd. (Bermuda)	1,044,126
29,400	Lincoln National Corp.	553,896
9,600	Odyssey Re Holdings Corp.	497,376
37,800	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,363,824
36,600	Progressive Corp. (The)	542,046
48,000	Travelers Companies, Inc. (The)	2,169,600
48,800	WR Berkley Corp.	1,512,800

		16,893,004

	Internet Services — 2.7%
114,737	Cisco Systems, Inc.*	1,870,214
19,148	eBay, Inc.*	267,306
5,594	Google, Inc. — Class A*(5)	1,720,994
26,300	Netflix, Inc.*(8)	786,107
12,925	Priceline.com, Inc.*(8)	951,926
111,900	Symantec Corp.*	1,512,888
46,375	Yahoo!, Inc.*	565,775

		7,675,210

	Machinery — 1.6%
22,900	AGCO Corp.*	540,211
28,775	Caterpillar, Inc.	1,285,379
65,563	Cummins, Inc.	1,752,499
41,200	Gardner Denver, Inc.*	961,608

		4,539,697

	Manufacturing — 1.2%
11,150	3M Company	641,571
25,400	Dover Corp.	836,168
14,150	Parker Hannifin Corp.	601,941
23,500	Sherwin-Williams Company (The)	1,404,125

		3,483,805

	Medical Equipment, Supplies, and Services — 5.8%
34,050	Baxter International, Inc.	1,824,740
15,684	Becton, Dickinson and Company	1,072,629
38,000	Cardinal Health, Inc.	1,309,860
91,375	Johnson & Johnson	5,466,966

See notes to financial statements.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

33,251	Kinetic Concepts, Inc.*	$637,754
40,701	LifePoint Hospitals, Inc.*	929,611
4,700	Lincare Holdings, Inc.*	126,571
34,200	McKesson Corp.	1,324,566
19,881	Medtronic, Inc.	624,661
45,700	UnitedHealth Group, Inc.	1,215,620
30,650	Varian Medical Systems, Inc. *	1,073,976
17,800	WellPoint, Inc.*	749,914

		16,356,868

	Metals and Mining — 1.0%
37,000	Alcoa, Inc.	416,620
16,400	Reliance Steel & Aluminum Company	327,016
56,375	Timken Company (The)	1,106,641
27,900	United States Steel Corp.	1,037,880

		2,888,157

	Office Equipment, Supplies, and Services — 0.3%
29,475	Pitney Bowes, Inc.	751,023

	Oil, Coal and Gas — 12.9%
44,025	Chesapeake Energy Corp.	711,884
78,700	Chevron Corp.	5,821,439
74,600	ConocoPhillips	3,864,280
75,925	El Paso Corp.	594,493
17,385	ENSCO International, Inc.	493,560
157,100	Exxon Mobil Corp.	12,541,292
48,825	Massey Energy Company	673,297
12,500	Murphy Oil Corp.	554,375
39,300	Nabors Industries, Ltd. (Bermuda)*	470,421
23,870	Noble Corp. (Cayman Islands)	527,288
25,975	Occidental Petroleum Corp.	1,558,240
36,750	Schlumberger, Ltd. (Netherland Antilles)	1,555,628
40,225	Southwestern Energy Company*	1,165,318
29,875	Spectra Energy Corp.	470,233
37,250	Sunoco, Inc.(8)	1,618,885
29,750	Superior Energy Services, Inc.*	473,918
11,048	Transocean, Ltd. (Switzerland)*	522,018
73,700	Valero Energy Corp.	1,594,868
39,650	W&T Offshore, Inc.	567,788
14,800	Walter Industries, Inc.	259,148

		36,038,373

	Pharmaceuticals/Research and Development — 7.6%
47,475	Abbott Laboratories	2,533,741
37,700	AmerisourceBergen Corp.	1,344,382
67,993	Amgen, Inc. *	3,926,596
21,725	Biogen Idec, Inc.*	1,034,762
29,075	Bristol-Myers Squibb Company	675,994
14,700	Cephalon, Inc.*	1,132,488
16,425	Eli Lilly and Company	661,435
33,600	Endo Pharmaceuticals Holdings, Inc.*	869,568
28,332	Express Scripts, Inc.*	1,557,693
29,200	Forest Laboratories, Inc.*	743,724
28,025	Gilead Sciences, Inc.*	1,433,199
256,300	Pfizer, Inc.	4,539,072
60,600	Schering-Plough Corp.	1,032,018

		21,484,672

	Real Estate Investment Trusts — 0.2%
12,175	Simon Property Group, Inc.	646,858

	Retail — 3.2%
99,387	Big Lots, Inc.*(8)	1,440,118
25,400	BJ’s Wholesale Club, Inc.*	870,204
21,500	CVS Caremark Corp.	617,910
20,925	Dollar Tree, Inc.*	874,665
30,909	TJX Companies, Inc. (The)	635,798
82,993	Wal-Mart Stores, Inc.	4,652,587

		9,091,282

	Retail: Restaurants — 1.2%
49,875	McDonald’s Corp.	3,101,726
6,100	Panera Bread Company — Class A*(8)	318,664

		3,420,390

	Retail: Supermarkets — 1.5%
104,983	Kroger Company (The)	2,772,601
34,200	Safeway, Inc.	812,934
51,500	SUPERVALU, Inc.	751,900

		4,337,435

	Scientific and Technical Instruments — 0.1%
11,400	Thermo Fisher Scientific, Inc.*	388,398

	Security Services — 0.4%
20,943	Brink’s Company (The)	562,947
20,943	Brink’s Home Security Holdings, Inc.*	459,071

		1,022,018

	Semiconductors — 1.7%
48,725	Altera Corp.	814,195

See notes to financial statements.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)

159,050	Intel Corp.	$2,331,673
174,675	LSI Corp.*	574,681
89,325	QLogic Corp.*	1,200,528

		4,921,077

	Telecommunications Equipment and Services — 4.6%
230,200	AT&T, Inc.	6,560,700
22,946	Embarq Corp.	825,138
30,750	Harris Corp.	1,170,038
52,000	NeuStar, Inc. — Class A*	994,760
25,075	QUALCOMM, Inc.	898,437
71,100	Verizon Communications, Inc.	2,410,290

		12,859,363

	Toys — 0.4%
41,300	Hasbro, Inc.	1,204,721

	Transportation — 2.4%
14,400	CSX Corp.	467,568
21,750	JB Hunt Transport Services, Inc.(8)	571,373
49,675	Norfolk Southern Corp.	2,337,208
12,600	Overseas Shipholding Group, Inc.	530,586
18,700	Ryder System, Inc.	725,186
41,625	Union Pacific Corp.	1,989,675

		6,621,596

	Utilities — 3.5%
35,000	Alliant Energy Corp.	1,021,300
54,550	CenterPoint Energy, Inc.	688,421
37,500	DTE Energy Company	1,337,625
77,876	Edison International	2,501,377
29,400	FirstEnergy Corp.	1,428,252
31,300	NRG Energy, Inc.*(8)	730,229
89,100	NV Energy, Inc.	881,199
45,000	Public Service Enterprise Group, Inc.	1,312,650

		9,901,053

	Total Common Stocks (Cost $353,233,144)	270,314,453

Principal

	Securities Lending Collateral—1.4%
$4,004,157	Securities Lending Collateral Investment (Note 4) (Cost $4,004,157)	4,004,157

	Total Securities (Cost $357,237,301)	274,318,610

	Repurchase Agreements—0.5%
1,295,878	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $1,295,879 (Collateralized by US Treasury Bill, 0.02%, due 05/14/09, with a value of $1,324,868) (Cost $1,295,878)	1,295,878

	Total Investments — 97.8%
	(Cost $358,533,179)	275,614,488
	Other assets less liabilities — 2.2%	6,159,493

	Net Assets — 100.0%	$281,773,981

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $364,514,073.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,101,060
Gross unrealized depreciation	(90,000,645)

Net unrealized depreciation	$(88,899,585)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 98.7%
	Advertising — 0.1%
303,900	Interpublic Group of Companies, Inc. (The)*	$1,203,444

	Aerospace and Defense — 5.6%
45,423	Boeing Company (The)	1,938,199
341,722	General Dynamics Corp.	19,679,770
9,700	L-3 Communications Holdings, Inc.	715,666
296,038	Lockheed Martin Corp.	24,890,875
32,300	Northrop Grumman Corp.	1,454,792
200,488	Raytheon Company	10,232,908
82,910	United Technologies Corp.	4,443,976

		63,356,186

	Agriculture — 2.5%
23,300	CF Industries Holdings, Inc.	1,145,428
305,687	Monsanto Company	21,505,080
120,200	Mosaic Company (The)	4,158,920
18,400	Potash Corp. of Saskatchewan, Inc. (Canada)	1,347,248

		28,156,676

	Apparel: Manufacturing and Retail — 1.2%
171,100	Gap, Inc. (The)	2,291,029
150,500	Limited Brands, Inc.	1,511,020
110,603	NIKE, Inc. — Class B	5,640,753
49,100	Ross Stores, Inc.	1,459,743
173,500	Urban Outfitters, Inc.*	2,599,030

		13,501,575

	Automobile: Retail — 0.1%
49,900	Copart, Inc.*	1,356,781

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.8%
80,100	Advance Auto Parts, Inc.	2,695,365
47,450	AutoZone, Inc.*	6,617,852

		9,313,217

	Banks and Financial Services — 11.8%
32,919	American Express Company	610,647
106,675	Banco Itau Holding Financeira SA (ADR) (Brazil)	1,237,430
23,400	Charles Schwab Corp. (The)	378,378
36,000	Federated Investors, Inc. — Class B	610,560
212,206	Goldman Sachs Group, Inc. (The)	17,908,064
40,100	Hudson City Bancorp, Inc.	639,996
20,154,000	Industrial and Commercial Bank of China, Ltd. — Class H (China)	10,700,099
119,200	Invesco, Ltd. (Bermuda)	1,721,248
412,017	JPMorgan Chase & Company	12,990,896
48,400	M&T Bank Corp.(8)	2,778,644
89,805	MasterCard, Inc. — Class A	12,835,829
213,200	Morgan Stanley	3,419,728
17,900	Nasdaq OMX Group, Inc. (The)*	442,309
30,200	Northern Trust Corp.	1,574,628
44,100	T Rowe Price Group, Inc.(8)	1,562,904
562,985	US Bancorp	14,080,255
487,030	Visa, Inc. — Class A	25,544,724
641,677	Wells Fargo & Company	18,916,638
298,500	Western Union Company	4,280,490

		132,233,467

	Broadcast Services/Media — 1.0%
41,264	Comcast Corp. — Class A	696,536
66,900	DIRECTV Group, Inc. (The)*	1,532,679
52,236	DreamWorks Animation SKG, Inc. — Class A*	1,319,481
63,100	Liberty Global, Inc. — Class A*(8)	1,004,552
184,200	News Corp. — Class A	1,674,378
60,500	Scripps Networks Interactive — Class A	1,331,000
158,151	Time Warner, Inc.	1,590,999
114,244	Viacom, Inc. — Class B*	2,177,491

		11,327,116

	Business Services and Supplies — 0.6%
182,955	Accenture, Ltd. — Class A (Bermuda)	5,999,094
36,900	Manpower, Inc.	1,254,231

		7,253,325

	Chemicals — 0.4%
27,900	Air Products & Chemicals, Inc.	1,402,533
55,850	FMC Corp.	2,498,171
19,100	Sigma-Aldrich Corp.	806,784

		4,707,488

	Computer Equipment, Software and Services — 11.3%
93,600	Adobe Systems, Inc.*	1,992,744
17,400	Affiliated Computer Services, Inc. — Class A*	799,530
210,979	Apple, Inc.*	18,007,058
44,600	Automatic Data Processing, Inc.	1,754,564
269,000	BMC Software, Inc.*	7,238,790
73,600	Compuware Corp.*	496,800

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

239,000	Dell, Inc.*	$2,447,360
34,500	DST Systems, Inc.*(8)	1,310,310
45,200	Electronic Arts, Inc.*	725,008
224,013	Hewlett-Packard Company	8,129,432
256,736	International Business Machines Corp.	21,606,902
1,615,867	Microsoft Corp.	31,412,453
420,933	NetApp, Inc.*	5,880,434
1,344,424	Oracle Corp.*	23,836,638
25,000	Salesforce.com, Inc.*	800,250
70,800	Western Digital Corp.*	810,660

		127,248,933

	Construction Services and Supplies — 0.2%
5,400	NVR, Inc.*	2,463,750

	Consumer Goods and Services — 4.4%
151,102	Altria Group, Inc.	2,275,596
65,100	Avon Products, Inc.	1,564,353
166,000	Colgate-Palmolive Company	11,377,640
30,500	Estee Lauder Companies, Inc. (The) — Class A	944,280
59,300	Herbalife, Ltd. (Cayman Islands)	1,285,624
96,300	Kimberly-Clark Corp.	5,078,862
484,155	Philip Morris International, Inc.	21,065,584
73,072	Procter & Gamble Company (The)	4,517,311
33,300	United Parcel Service, Inc. — Class B	1,836,828

		49,946,078

	Containers and Packaging — 0.0%
29,000	Crown Holdings, Inc.*	556,800

	Diversified Operations and Services — 0.2%
93,000	McDermott International, Inc. (Panama)*	918,840
82,900	Textron, Inc.	1,149,823

		2,068,663

	Education — 0.6%
37,300	Apollo Group, Inc. — Class A*	2,857,926
42,100	ITT Educational Services, Inc.*(8)	3,998,658

		6,856,584

	Electronics — 1.0%
274,564	Emerson Electric Company	10,051,788
84,200	Gentex Corp.	743,486

		10,795,274

	Engineering — 1.0%
153,600	Fluor Corp.	6,892,032
49,700	Foster Wheeler, Ltd. (Bermuda)*	1,161,986
73,224	Jacobs Engineering Group, Inc.*	3,522,074

		11,576,092

	Entertainment, Leisure and Recreation — 1.2%
976,222	Las Vegas Sands Corp.*	5,788,996
196,579	Wynn Resorts, Ltd.*(8)	8,307,429

		14,096,425

	Food and Beverage — 2.7%
53,000	Campbell Soup Company	1,590,530
101,504	Coca-Cola Company (The)	4,595,086
56,600	Dean Foods Company*	1,017,102
20,500	General Mills, Inc.	1,245,375
38,100	Hershey Company (The)	1,323,594
43,700	HJ Heinz Company	1,643,120
150,500	Kellogg Company	6,599,425
111,900	Nestle (ADR) (Switzerland)	4,442,430
96,869	PepsiCo, Inc.	5,305,515
99,088	Sysco Corp.	2,273,079
83,000	Tyson Foods, Inc. — Class A	727,080

		30,762,336

	Insurance — 0.8%
51,500	Aetna, Inc.	1,467,750
36,400	Aflac, Inc.	1,668,576
59,500	Chubb Corp. (The)	3,034,500
49,300	Cigna Corp.	830,705
53,600	Coventry Health Care, Inc.*	797,568
28,200	Prudential Financial, Inc.	853,332

		8,652,431

	Internet Services — 4.1%
1,602,780	Cisco Systems, Inc.*	26,125,314
24,344	Ctrip.com International, Ltd. (ADR) (Cayman Islands)	579,387
119,585	eBay, Inc.*	1,669,407
362,000	Giant Interactive Group, Inc. (ADR) (Cayman Islands)*(8)	2,349,380
30,986	Google, Inc. — Class A*	9,532,843
30,600	McAfee, Inc.*	1,057,842
10,100	Priceline.com, Inc.*	743,865

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

83,600	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*(8)	$2,705,296
26,600	Sohu.com, Inc.*	1,259,244

		46,022,578

	Machinery — 1.5%
23,200	AGCO Corp.*	547,288
167,600	Caterpillar, Inc.	7,486,692
123,300	Cummins, Inc.	3,295,809
16,800	Flowserve Corp.	865,200
195,600	Joy Global, Inc.	4,477,284

		16,672,273

	Manufacturing — 1.2%
34,600	3M Company	1,990,884
171,900	Dover Corp.	5,658,948
50,800	Harsco Corp.	1,406,144
96,622	Honeywell International, Inc.	3,172,100
22,900	Lincoln Electric Holdings, Inc.	1,166,297

		13,394,373

	Medical Equipment, Supplies, and Services — 4.7%
63,500	Baxter International, Inc.	3,402,965
30,100	Beckman Coulter, Inc.	1,322,594
23,600	Becton, Dickinson and Company	1,614,004
54,505	Cardinal Health, Inc.	1,878,787
39,900	Community Health Systems, Inc.*	581,742
18,200	Edwards Lifesciences Corp.*	1,000,090
32,400	Gen-Probe, Inc.*	1,388,016
44,422	Humana, Inc.*	1,656,052
26,425	Intuitive Surgical, Inc.*	3,355,711
282,170	Johnson & Johnson	16,882,230
130,800	Life Technologies Corp.*	3,048,948
47,415	McKesson Corp.	1,836,383
253,699	Medtronic, Inc.	7,971,223
29,000	ResMed, Inc.*	1,086,920
40,329	Stryker Corp.	1,611,144
21,000	Techne Corp.	1,354,920
83,700	Varian Medical Systems, Inc.*	2,932,848

		52,924,577

	Metals and Mining — 0.2%
81,000	Alcoa, Inc.	912,060
27,000	United States Steel Corp.	1,004,400

		1,916,460

	Office Equipment, Supplies, and Services — 0.1%
49,200	Pitney Bowes, Inc.	1,253,616

	Oil, Coal and Gas — 6.9%
40,800	Alpha Natural Resources, Inc.*	660,552
24,100	Apache Corp.	1,796,173
40,200	Arch Coal, Inc.	654,858
44,000	Cameron International Corp.*	902,000
85,100	Chesapeake Energy Corp.	1,376,067
57,254	Diamond Offshore Drilling, Inc.	3,374,551
42,300	ENSCO International, Inc.	1,200,897
60,493	Exxon Mobil Corp.	4,829,156
43,300	FMC Technologies, Inc.*	1,031,839
127,000	Halliburton Company	2,308,860
104,000	Hess Corp.	5,578,560
18,600	Murphy Oil Corp.	824,910
65,668	Noble Corp. (Cayman Islands)	1,450,606
68,400	Noble Energy, Inc.	3,366,648
253,800	Occidental Petroleum Corp.	15,225,462
135,075	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	3,307,987
26,700	Plains Exploration & Production Company*	620,508
12,400	Praxair, Inc.	736,064
40,800	Pride International, Inc.*	651,984
85,948	Schlumberger, Ltd. (Netherland Antilles)	3,638,179
166,800	Smith International, Inc.	3,818,052
42,900	Southwestern Energy Company*	1,242,813
24,400	Sunoco, Inc.(8)	1,060,424
274,205	Transocean, Ltd. (Switzerland)*	12,956,186
32,100	Weatherford International, Ltd. (Bermuda)*	347,322
98,400	Williams Companies, Inc. (The)	1,424,832
109,352	XTO Energy, Inc.	3,856,845

		78,242,335

	Pharmaceuticals/Research and Development — 10.4%
334,891	Abbott Laboratories	17,873,133
38,288	AmerisourceBergen Corp.	1,365,350
48,800	Amgen, Inc.*	2,818,200
75,040	Amylin Pharmaceuticals, Inc.*(8)	814,184
99,000	AstraZeneca PLC (ADR) (United Kingdom)(8)	4,061,970
143,350	Bristol-Myers Squibb Company	3,332,888
29,800	Celgene Corp.*	1,647,344

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

373,459	Eli Lilly and Company	$15,039,194
35,720	Express Scripts, Inc.*	1,963,886
355,644	Genentech, Inc.*	29,486,444
18,700	Genzyme Corp.*	1,241,119
320,730	Gilead Sciences, Inc.*	16,402,132
67,800	Medco Health Solutions, Inc.*	2,841,498
251,773	Merck & Company, Inc.	7,653,899
32,200	Omnicare, Inc.	893,872
50,600	Pharmaceutical Product Development, Inc.	1,467,906
285,572	Schering-Plough Corp.	4,863,291
22,030	Shionogi & Company, Ltd. (Japan)	568,926
80,500	Wyeth	3,019,555

		117,354,791

	Real Estate Investment Trusts — 0.3%
22,100	Digital Realty Trust, Inc.	725,985
24,100	HCP, Inc.	669,257
23,600	Nationwide Health Properties, Inc.	677,792
10,000	Simon Property Group, Inc.	531,300
23,000	Taubman Centers, Inc.	585,580

		3,189,914

	Retail — 8.2%
55,300	Costco Wholesale Corp.	2,903,250
688,950	CVS Caremark Corp.	19,800,423
727,714	Lowe’s Companies, Inc.	15,660,405
299,553	Target Corp.(8)	10,343,565
325,400	TJX Companies, Inc. (The)	6,693,478
25,000	Walgreen Company	616,750
652,286	Wal-Mart Stores, Inc.	36,567,154

		92,585,025

	Retail: Restaurants — 3.9%
718,191	McDonald’s Corp.	44,664,298

	Retail: Supermarkets — 0.1%
35,200	Kroger Company (The)	929,632

	Scientific and Technical Instruments — 0.2%
150,800	PerkinElmer, Inc.	2,097,628

	Semiconductors — 3.1%
622,735	Altera Corp.	10,405,902
143,200	Analog Devices, Inc.	2,723,664
366,274	Emulex Corp.*	2,556,593
418,444	Intel Corp.	6,134,389
229,900	LSI Corp.*	756,371
360,200	QLogic Corp.*	4,841,088
162,029	Texas Instruments, Inc.	2,514,690
305,610	Xilinx, Inc.	5,445,970

		35,378,667

	Telecommunications Equipment and Services — 2.3%
14,100	American Tower Corp. — Class A*	413,412
91,258	Brasil Telecom SA (ADR) (Brazil)(8)	1,635,343
102,808	Corning, Inc.	979,760
126,300	Frontier Communications Corp.	1,103,862
55,100	NII Holdings, Inc.*	1,001,718
565,962	QUALCOMM, Inc.	20,278,419
87,900	Windstream Corp.	808,680

		26,221,194

	Toys — 0.2%
44,602	Hasbro, Inc.	1,301,041
3,003	Nintendo Company, Ltd. (Japan)	1,147,601

		2,448,642

	Transportation — 3.5%
29,600	Burlington Northern Santa Fe Corp.	2,241,016
34,100	CH Robinson Worldwide, Inc.	1,876,523
20,400	CSX Corp.	662,388
31,100	Frontline, Ltd. (Bermuda)(8)	920,871
253,897	Norfolk Southern Corp.	11,945,854
19,000	Tidewater, Inc.	765,130
451,659	Union Pacific Corp.	21,589,300

		40,001,082

	Utilities — 0.3%
137,700	AES Corp. (The)*	1,134,648
90,400	CenterPoint Energy, Inc.	1,140,848
10,400	Entergy Corp.	864,552
21,800	PPL Corp.	669,042

		3,809,090

	Total Common Stocks (Cost $1,391,045,938)	1,116,538,816

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Principal		Value

	Securities Lending Collateral — 3.4%
$38,010,546	Securities Lending Collateral Investment (Note 4) (Cost $38,010,546)	$38,010,546

	Total Securities (Cost $1,429,056,484)	1,154,549,362

	Repurchase Agreements — 1.1%
11,992,800	With State Street Bank and Trust, dated 12/31//08, 0.01%, due 01/02/09 repurchase proceeds at maturity $11,992,806 (Collateralized by US Treasury Bill, 0.02%, due 05/14/09, with a value of $12,238,776) (Cost $11,992,800)	11,992,800

	Total Investments — 103.2% (Cost $1,441,049,284)	1,166,542,162
	Liabilities less other assets — (3.2)%	(35,759,409)

	Net Assets — 100.0%	$1,130,782,753

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $1,480,323,301.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(313,781,139)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 98.2%
	Agriculture — 3.6%
96,200	Archer-Daniels-Midland Company	$2,773,446
55,120	Monsanto Company	3,877,692

		6,651,138

	Apparel: Manufacturing and Retail — 1.9%
127,470	Guess?, Inc.	1,956,665
101,640	Urban Outfitters, Inc.*	1,522,567

		3,479,232

	Banks and Financial Services — 11.3%
17,700	BlackRock, Inc.	2,374,455
106,500	Charles Schwab Corp. (The)	1,722,105
148,990	Hudson City Bancorp, Inc.	2,377,880
29,100	IntercontinentalExchange, Inc.*	2,399,004
54,000	JPMorgan Chase & Company	1,702,620
143,300	People’s United Financial, Inc.	2,555,039
74,620	T Rowe Price Group, Inc.(8)	2,644,533
35,000	Visa, Inc. — Class A	1,835,750
91,800	Wells Fargo & Company	2,706,263
31,130	Western Union Company	446,404

		20,764,053

	Broadcast Services/Media — 1.7%
181,560	Comcast Corp. — Class A	3,064,733

	Business Services and Supplies — 2.9%
29,150	FTI Consulting, Inc.*(8)	1,302,422
188,345	Robert Half International, Inc.	3,921,343

		5,223,765

	Computer Equipment, Software and Services — 8.9%
114,400	Activision Blizzard, Inc.*	988,416
66,080	Adobe Systems, Inc.*	1,406,843
56,270	Apple, Inc.*	4,802,645
53,000	Citrix Systems, Inc.*	1,249,210
163,290	Hewlett-Packard Company	5,925,794
200,380	SanDisk Corp.*	1,923,648

		16,296,556

	Construction Services and Supplies — 4.1%
20,500	Martin Marietta Materials, Inc.(8)	1,990,140
6,333	NVR, Inc.*	2,889,431
238,830	Pulte Homes, Inc.	2,610,412

		7,489,983

	Containers and Packaging — 1.0%
72,230	Pactiv Corp.*	1,797,082

	Education — 0.7%
16,640	Apollo Group, Inc. — Class A*	1,274,957

	Energy Services — 1.4%
18,790	First Solar, Inc.*(8)	2,592,268

	Environmental Waste Management and Recycling Services — 1.7%
58,360	Stericycle, Inc.*	3,039,389

	Insurance — 1.4%
108,690	Marsh & McLennan Companies, Inc.	2,637,906

	Internet Services — 7.9%
141,310	F5 Networks, Inc.*	3,230,347
23,820	Google, Inc. — Class A*	7,328,223
115,600	Juniper Networks, Inc.*	2,024,156
53,000	McAfee, Inc.*	1,832,210

		14,414,936

	Manufacturing — 2.0%
85,270	Pentair, Inc.	2,018,341
27,280	Sherwin-Williams Company (The)	1,629,980

		3,648,321

	Medical Equipment, Supplies, and Services — 5.6%
71,490	Baxter International, Inc.	3,831,149
39,600	Covidien, Ltd. (Bermuda)	1,435,104
31,000	DaVita, Inc.*	1,536,670
13,140	Intuitive Surgical, Inc.*	1,668,649
68,000	UnitedHealth Group, Inc.	1,808,800

		10,280,372

	Oil, Coal and Gas — 6.9%
53,600	BHP Billiton, Ltd. (ADR) (Australia)	2,299,440
29,000	Occidental Petroleum Corp.	1,739,710
116,390	Petrohawk Energy Corp.*	1,819,176
71,030	Schlumberger, Ltd. (Netherlands Antilles)	3,006,700
73,140	Southwestern Energy Company*	2,118,866
78,060	Valero Energy Corp.	1,689,218

		12,673,110

	Pharmaceuticals/Research and Development — 9.8%
85,840	Alexion Pharmaceuticals, Inc.*	3,106,550
23,900	Allergan, Inc.	963,648
42,680	Express Scripts, Inc.*	2,346,546
59,730	Genzyme Corp.*	3,964,280
110,730	Gilead Sciences, Inc.*	5,662,733
26,840	Myriad Genetics, Inc.*(8)	1,778,418

		17,822,175

See notes to financial statements.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)

	Retail — 4.6%
47,000	Costco Wholesale Corp.	$2,467,500
42,210	Kohl’s Corp.*	1,528,002
108,000	Lowe’s Companies, Inc.	2,324,160
119,100	Staples, Inc.	2,134,272

		8,453,934

	Retail: Restaurants — 1.0%
57,250	YUM! Brands, Inc.	1,803,375

	Retail: Supermarkets — 0.9%
60,000	Kroger Company (The)	1,584,600

	Semiconductors — 10.6%
385,690	Applied Materials, Inc.	3,907,040
217,820	Broadcom Corp. — Class A*	3,696,405
399,700	Intel Corp.	5,859,602
118,360	Lam Research Corp.*	2,518,701
187,770	Xilinx, Inc.	3,346,061

		19,327,809

	Telecommunications Equipment and Services — 6.8%
61,660	China Mobile, Ltd. (ADR) (Hong Kong)	3,135,411
108,030	MetroPCS Communications, Inc.*	1,604,246
214,690	QUALCOMM, Inc.	7,692,342

		12,431,999

	Transportation — 1.5%
56,620	Union Pacific Corp.	2,706,436

	Total Common Stocks (Cost $222,905,094)	179,458,129

Principal

	Securities Lending Collateral — 2.8%
$5,037,923	Securities Lending Collateral Investment (Note 4) (Cost $5,037,923)	5,037,923

	Total Securities (Cost $227,943,017)	184,496,052

	Repurchase Agreements — 1.4%
2,477,105	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $2,477,106 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $2,597,400) (Cost $2,477,105)	2,477,105

	Total Investments — 102.4% (Cost $230,420,122)	186,973,157
	Liabilities less other assets — (2.4)%	(4,445,349)

	Net Assets — 100.0%	$182,527,808

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $232,435,715.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$5,019,214
Gross unrealized depreciation	(50,481,772)

Net unrealized depreciation	$(45,462,558)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 96.9%
	Advertising — 0.6%
1,689	Interpublic Group of Companies, Inc. (The)*	$6,688
138,000	Omnicom Group, Inc.	3,714,960

		3,721,648

	Aerospace and Defense — 2.5%
316,945	Goodrich Corp.	11,733,304
78,100	Raytheon Company	3,986,224
18,999	Spirit AeroSystems Holdings, Inc. — Class A*	193,220

		15,912,748

	Agriculture — 0.5%
70,700	Archer-Daniels-Midland Company	2,038,281
20,300	Bunge, Ltd. (Bermuda)(8)	1,050,931

		3,089,212

	Airlines — 0.8%
87,915	AMR Corp.*	938,053
41,564	Continental Airlines, Inc. — Class B*	750,646
163,794	Delta Air Lines, Inc.*	1,877,079
46,052	UAL Corp.*(8)	507,493
108,708	US Airways Group, Inc.*	840,313

		4,913,584

	Apparel: Manufacturing and Retail — 1.6%
60,100	Cato Corp. — Class A (The)	907,510
242,200	Coach, Inc.*	5,030,494
74,500	Foot Locker, Inc.	546,830
74,800	Gap, Inc. (The)	1,001,572
114,000	Jones Apparel Group, Inc.	668,040
36,700	VF Corp.	2,010,059

		10,164,505

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.9%
131,100	Advance Auto Parts, Inc.	4,411,515
83,200	American Axle & Manufacturing Holdings, Inc.	240,448
161,644	ArvinMeritor, Inc.(8)	460,685
52,900	Autoliv, Inc.	1,135,234
23,046	Genuine Parts Company	872,522
96,100	Harley-Davidson, Inc.	1,630,817
188,205	WABCO Holdings, Inc.	2,971,757

		11,722,978

	Banks and Financial Services — 10.4%
164,800	Advance America Cash Advance Centers, Inc.	311,472
27,700	Advanta Corp. — Class B	57,893
80,700	AmeriCredit Corp.*(8)	616,548
66,800	Ameriprise Financial, Inc.	1,560,448
106,400	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	1,527,904
335,450	Bank of New York Mellon Corp.	9,503,298
461,641	CIT Group, Inc.	2,095,850
103,700	Colonial BancGroup, Inc. (The)(8)	214,659
53,200	Comerica, Inc.	1,056,020
12,864	Cullen/Frost Bankers, Inc.	651,948
35,400	Federated Investors, Inc. — Class B	600,384
414,600	Fifth Third Bancorp	3,424,596
275,175	Huntington Bancshares, Inc.	2,107,841
441,155	Invesco, Ltd. (Bermuda)	6,370,278
692,832	KeyCorp	5,902,929
9,718	M&T Bank Corp.(8)	557,910
66,700	Morgan Stanley	1,069,868
94,500	Northern Trust Corp.	4,927,230
595,149	People’s United Financial, Inc.	10,611,506
65,000	PNC Financial Services Group, Inc.	3,185,000
44,500	Provident Bankshares Corp.(8)	429,870
268,231	Regions Financial Corp.	2,135,119
442,800	Western Union Company	6,349,752

		65,268,323

	Broadcast Services/Media — 0.4%
79,800	Belo Corp.	124,488
88,600	CBS Corp. — Class B	725,634
73,300	DISH Network Corp. — Class A*	812,897
74,300	News Corp. — Class A	675,387

		2,338,406

	Business Services and Supplies — 4.0%
65,400	Alliance Data Systems Corp.*(8)	3,043,062
230,900	Convergys Corp.*	1,480,069
131,300	Dun & Bradstreet Corp.	10,136,360
306,000	Fidelity National Information Services, Inc.	4,978,620
40,300	Kelly Services, Inc. — Class A	524,303
90,350	Manpower, Inc.	3,070,997
78,698	Ritchie Brothers Auctioneers, Inc. (Canada)(8)	1,685,711

		24,919,122

	Chemicals — 2.1%
97,868	Eastman Chemical Company	3,103,394
108,494	Lubrizol Corp. (The)	3,948,097

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

35,700	NewMarket Corp.	$1,246,287
146,500	PolyOne Corp.*	461,475
108,794	PPG Industries, Inc.	4,616,129

		13,375,382

	Computer Equipment, Software and Services — 6.5%
577,400	3Com Corp.*	1,316,472
36,400	Adobe Systems, Inc.*	774,956
43,827	Autodesk, Inc.*	861,201
330,886	BMC Software, Inc.*	8,904,142
273,200	Computer Sciences Corp.*	9,600,247
408,300	Electronic Arts, Inc.*	6,549,132
81,600	Lexmark International, Inc. — Class A*	2,195,040
426,150	Parametric Technology Corp.*	5,390,798
227,000	Seagate Technology (Cayman Islands)	1,005,610
122,500	Sun Microsystems, Inc.*	467,950
228,400	Teradata Corp.*	3,387,172
60,000	Western Digital Corp.*	687,000

		41,139,720

	Construction Services and Supplies — 0.9%
124,854	Cemex SAB de CV (ADR) (Mexico)*	1,141,166
33,913	Centex Corp.	360,834
46,668	Chicago Bridge & Iron Company NV (The Netherlands)(8)	469,013
69,969	DR Horton, Inc.	494,681
12,571	Insituform Technologies, Inc. — Class A*	247,523
25,448	KB HOME	346,602
72,300	Lennox International, Inc.	2,334,567
44,961	Pulte Homes, Inc.	491,424
10,448	USG Corp.*	84,002

		5,969,812

	Consumer Goods and Services — 2.0%
59,400	American Greetings Corp. — Class A	449,658
45,000	Black & Decker Corp. (The)	1,881,450
55,900	Blyth, Inc.	438,256
62,000	Eastman Kodak Company	407,960
69,800	Ethan Allen Interiors, Inc.(8)	1,003,026
78,522	Lorillard, Inc.	4,424,715
26,336	Mohawk Industries, Inc.*	1,131,658
74,940	Whirlpool Corp.	3,098,769

		12,835,492

	Containers and Packaging — 0.8%
127,100	Pactiv Corp.*	3,162,248
77,700	Sonoco Products Company*	1,799,532

		4,961,780

	Diversified Operations and Services — 0.3%
151,415	McDermott International, Inc. (Panama)*	1,495,980
18,200	Textron, Inc.	252,434

		1,748,414

	Electronics — 2.0%
165,700	Amphenol Corp. — Class A	3,973,486
188,200	Avnet, Inc.*	3,427,122
250,176	Celestica, Inc. (Canada)*	1,153,311
335,200	Sanmina-SCI Corp.*	157,544
55,600	Technitrol, Inc.	193,488
221,050	Tyco Electronics, Ltd. (Bermuda)	3,583,221
99,500	Vishay Intertechnology, Inc.*	340,290

		12,828,462

	Engineering — 0.4%
15,766	Fluor Corp.	707,420
28,189	Foster Wheeler, Ltd. (Bermuda)*	659,059
17,342	Jacobs Engineering Group, Inc.*	834,151
25,491	KBR, Inc.	387,463

		2,588,093

	Entertainment, Leisure and Recreation — 0.7%
99,994	National CineMedia, Inc.	1,013,939
132,833	Regal Entertainment Group — Class A	1,356,225
141,469	Royal Caribbean Cruises, Ltd. (Liberia)(8)	1,945,199

		4,315,363

	Equipment Rental and Leasing — 0.0%
31,357	United Rentals, Inc.*	285,976

	Food and Beverage — 4.2%
60,687	Brown-Forman Corp. — Class B	3,124,774
131,100	Campbell Soup Company	3,934,311
103,500	ConAgra Foods, Inc.	1,707,750
130,200	Del Monte Foods Company	929,628
143,600	HJ Heinz Company	5,399,360
58,600	JM Smucker Company (The)	2,540,896
149,550	McCormick & Company, Inc.	4,764,663
95,600	Pepsi Bottling Group, Inc. (The)	2,151,956
63,200	PepsiAmericas, Inc.	1,286,752
35,280	Reddy Ice Holdings, Inc.	50,803

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Food and Beverage (continued)

266	Seaboard Corp.	$317,604

		26,208,497

	Insurance — 11.0%
20,700	Allied World Assurance Holdings, Ltd. (Bermuda)	840,420
56,700	Allstate Corp. (The)	1,857,492
78,700	American Financial Group, Inc.	1,800,656
177,508	Aon Corp.	8,108,565
9,831	Arch Capital Group, Ltd. (Bermuda)*	689,153
109,200	Aspen Insurance Holdings, Ltd. (Bermuda)	2,648,100
191,773	Assurant, Inc.	5,753,190
104,808	Axis Capital Holdings, Ltd. (Bermuda)	3,052,009
39,400	Chubb Corp. (The)	2,009,400
31,800	Cigna Corp.	535,830
87,100	Cincinnati Financial Corp.	2,531,997
201,500	Conseco, Inc.*	1,043,770
80,800	Coventry Health Care, Inc.*	1,202,304
99,210	Everest Re Group, Ltd. (Bermuda)	7,553,849
142,300	Genworth Financial, Inc. — Class A	402,709
70,100	Horace Mann Educators Corp.	644,219
104,900	IPC Holdings, Ltd. (Bermuda)	3,136,510
107,354	Lincoln National Corp.	2,022,549
494,363	Marsh & McLennan Companies, Inc.	11,998,191
10,800	Nationwide Financial Services, Inc. — Class A	563,868
109,094	PartnerRe, Ltd. (Bermuda)	7,775,129
41,700	Unitrin, Inc.(8)	664,698
65,438	Willis Group Holdings, Ltd. (Bermuda)	1,628,097
352,521	XL Capital, Ltd. — Class A (Cayman Islands)	1,304,328

		69,767,033

	Internet Services — 0.8%
71,800	eBay, Inc.*	1,002,328
60,622	McAfee, Inc.*	2,095,703
111,900	Symantec Corp.*	1,512,888
117,100	TIBCO Software, Inc.*	607,749

		5,218,668

	Machinery — 0.7%
27,332	AGCO Corp.*	644,762
25,276	Cummins, Inc.	675,627
84,543	Manitowoc Company, Inc. (The)	732,142
25,683	Rockwell Automation, Inc.	828,020
90,471	Terex Corp.*	1,566,958

		4,447,509

	Manufacturing — 4.5%
78,622	AO Smith Corp.	2,320,921
81,318	Cooper Industries, Ltd. — Class A (Bermuda)	2,376,925
39,900	Crane Company	687,876
65,384	Eaton Corp.	3,250,239
42,200	EnPro Industries, Inc.*	908,988
407,595	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	7,071,773
58,200	Leggett & Platt, Inc.	884,058
48,800	Mueller Industries, Inc.	1,223,904
88,092	Parker Hannifin Corp.	3,747,434
69,550	Precision Castparts Corp.	4,136,834
83,400	Tredegar Corp.	1,516,212

		28,125,164

	Medical Equipment, Supplies, and Services — 5.1%
183,400	Cardinal Health, Inc.	6,321,798
19,129	Covance, Inc.*	880,508
112,050	CR Bard, Inc.	9,441,333
369,900	Hologic, Inc.*	4,834,593
43,951	Humana, Inc.*	1,638,493
31,400	Kindred Healthcare, Inc.*	408,828
44,600	Kinetic Concepts, Inc.*	855,428
18,326	McKesson Corp.	709,766
118,300	Millipore Corp.*	6,094,816
23,000	Universal Health Services, Inc. — Class B	864,110

		32,049,673

	Metals and Mining — 0.8%
41,100	Carpenter Technology Corp.	844,194
35,371	Freeport-McMoRan Copper & Gold, Inc.	864,467
60,349	Nucor Corp.	2,788,124
13,101	United States Steel Corp.	487,357

		4,984,142

	Office Equipment, Supplies, and Services — 0.5%
173,100	Steelcase, Inc. — Class A	972,822
303,800	Xerox Corp.	2,421,286

		3,394,108

	Oil, Coal and Gas — 6.2%
363,710	BJ Services Company	4,244,495

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

55,959	Cameron International Corp.*	$1,147,160
44,386	Chesapeake Energy Corp.	717,722
32,800	Cimarex Energy Company	878,384
145,575	El Paso Corp.	1,139,852
86,223	Enbridge, Inc. (Canada)(8)	2,799,661
24,652	Equitable Resources, Inc.	827,075
50,800	Holly Corp.	926,084
72,800	Marathon Oil Corp.	1,991,808
64,162	Newfield Exploration Company*	1,267,200
188,700	ONEOK, Inc.	5,494,943
156,400	Patterson-UTI Energy, Inc.	1,800,164
54,603	Pioneer Natural Resources Company	883,477
138,485	Questar Corp.	4,527,074
52,748	Southwestern Energy Company*	1,528,110
90,236	Sunoco, Inc.(8)	3,921,657
33,000	Swift Energy Company*	554,730
15,996	Transocean, Ltd. (Switzerland)*	755,811
30,944	Ultra Petroleum Corp. (Canada)*	1,067,877
37,500	Valero Energy Corp.	811,500
39,600	Walter Industries, Inc.	693,396
104,329	Weatherford International, Ltd. (Bermuda)*	1,128,840

		39,107,020

	Paper and Forest Products — 0.2%
84,800	International Paper Company	1,000,640

	Pharmaceuticals/Research and Development — 1.7%
116,300	Forest Laboratories, Inc.*	2,962,161
27,896	Hospira, Inc.*	748,171
293,246	King Pharmaceuticals, Inc.*	3,114,273
369,618	Mylan, Inc.*(8)	3,655,521

		10,480,126

	Printing and Publishing — 0.2%
80,000	Gannett Company, Inc.	640,000
49,800	Scholastic Corp.	676,284

		1,316,284

	Real Estate Development and Services — 0.1%
37,996	St. Joe Company (The)*(8)	924,063

	Real Estate Investment Trusts — 2.2%
247,400	Anthracite Capital, Inc.(8)	551,702
20,108	AvalonBay Communities, Inc.	1,218,143
10,122	Boston Properties, Inc.	556,710
36,100	Capital Trust, Inc. — Class A(8)	129,960
42,800	Entertainment Properties Trust	1,275,440
57,006	Equity Residential	1,699,918
166,841	General Growth Properties, Inc.	215,225
97,500	Hospitality Properties Trust	1,449,825
243,300	HRPT Properties Trust	819,921
35,300	Liberty Property Trust	805,899
128,200	Medical Properties Trust, Inc.(8)	808,942
47,300	National Health Investors, Inc.	1,297,439
38,998	RAIT Investment Trust	101,395
48,376	Rayonier, Inc.	1,516,588
128,100	Sunstone Hotel Investors, Inc.	792,939
21,458	Ventas, Inc.	720,345

		13,960,391

	Retail — 2.2%
65,800	Barnes & Noble, Inc.	987,000
36,673	Bed Bath & Beyond, Inc.*	932,228
27,800	Bon-Ton Stores, Inc. (The)(8)	28,634
84,600	Dollar Tree, Inc.*	3,536,280
125,464	Family Dollar Stores, Inc.	3,270,846
150,350	JC Penney Company, Inc.	2,961,895
96,211	Macy’s, Inc.	995,784
82,300	RadioShack Corp.	982,662

		13,695,329

	Retail: Restaurants — 0.4%
32,100	Bob Evans Farms, Inc.	655,803
56,700	Brinker International, Inc.	597,618
43,000	Darden Restaurants, Inc.	1,211,740
110,900	Ruby Tuesday, Inc.*	173,004

		2,638,165

	Retail: Supermarkets — 0.5%
17,800	Kroger Company (The)	470,098
54,000	Safeway, Inc.	1,283,580
83,500	SUPERVALU, Inc.	1,219,100

		2,972,778

	Rubber Products — 0.0%
47,300	Goodyear Tire & Rubber Company (The)*	282,381

	Scientific and Technical Instruments — 0.2%
100,537	Agilent Technologies, Inc.*	1,571,393

	Semiconductors — 2.6%
153,400	Analog Devices, Inc.	2,917,668
48,038	ASML Holding NV (The Netherlands)	868,047
56,979	Lam Research Corp.*	1,212,513

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)

65,800	Linear Technology Corp.	$1,455,496
1,545,075	LSI Corp.*	5,083,296
104,657	Maxim Integrated Products, Inc.	1,195,183
71,869	Microchip Technology, Inc.(8)	1,403,602
281,489	Micron Technology, Inc.*	743,131
56,600	MKS Instruments, Inc.*	837,114
55,100	Novellus Systems, Inc.*	679,934

		16,395,984

	Telecommunications Equipment and Services — 1.4%
101,605	CenturyTel, Inc.	2,776,865
57,966	Embarq Corp.	2,084,457
625,913	Qwest Communications International, Inc.	2,278,323
97,080	Tellabs, Inc.*	399,970
137,644	Windstream Corp.	1,266,325

		8,805,940

	Tools — 0.4%
65,817	Stanley Works (The)	2,244,360

	Toys — 1.8%
80,831	Hasbro, Inc.	2,357,840
545,900	Mattel, Inc.	8,734,400

		11,092,240

	Transportation — 2.4%
31,300	Arkansas Best Corp.(8)	942,443
45,386	CSX Corp.	1,473,683
47,000	FedEx Corp.	3,015,050
121,200	JB Hunt Transport Services, Inc.(8)	3,183,924
76,243	Kansas City Southern*	1,452,429
39,800	Overseas Shipholding Group, Inc.	1,675,978
105,550	Pacer International, Inc.	1,100,887
21,600	Ryder System, Inc.	837,648
29,200	Tidewater, Inc.	1,175,884
57,500	YRC Worldwide, Inc.*(8)	165,025

		15,022,951

	Utilities — 8.4%
40,200	AGL Resources, Inc.	1,260,270
265,843	Allegheny Energy, Inc.	9,001,443
65,300	Alliant Energy Corp.	1,905,454
68,200	American Electric Power Company, Inc.	2,269,696
409,200	CMS Energy Corp.	4,137,012
86,283	DTE Energy Company	3,077,715
77,900	Mirant Corp.*	1,469,973
119,300	NiSource, Inc.	1,308,721
93,872	Pepco Holdings, Inc.	1,667,167
105,781	Pinnacle West Capital Corp.	3,398,744
140,600	PPL Corp.	4,315,014
84,600	Puget Energy, Inc.	2,307,042
45,600	SCANA Corp.	1,623,360
116,540	Sempra Energy	4,968,100
65,100	TECO Energy, Inc.	803,985
165,037	Wisconsin Energy Corp.	6,928,253
127,300	Xcel Energy, Inc.	2,361,415

		52,803,364

	Total Common Stocks (Cost $916,657,411)	610,607,223

Principal

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $385,584)	211,154

	Securities Lending Collateral — 2.2%
14,077,125	Securities Lending Collateral Investment (Note 4) (Cost $14,077,125)	14,077,125

	Total Securities (Cost $931,120,120)	624,895,502

	Repurchase Agreements — 2.9%
18,202,898	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 1/02/09, repurchase proceeds at maturity $18,202,908 (Collateralized by various US Treasury Bills, 0.01%-0.02%, due 01/29/09-05/14/09, with a total value of $18,573,271) (Cost $18,202,898)	18,202,898

	Total Investments — 102.0% (Cost $949,323,018)	643,098,400
	Liabilities less other assets — (2.0)%	(12,848,916)

	Net Assets — 100.0%	$630,249,484

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $960,185,200.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(317,086,800)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 97.8%
	Airlines — 1.8%
382,924	UAL Corp.*(8)	$4,219,822

	Apparel: Manufacturing and Retail — 3.4%
342,832	Urban Outfitters, Inc.*	5,135,623
140,249	Warnaco Group, Inc. (The)*	2,753,088

		7,888,711

	Banks and Financial Services — 4.0%
42,684	IntercontinentalExchange, Inc.*	3,518,869
46,200	Northern Trust Corp.	2,408,868
232,833	TD Ameritrade Holding Corp.*	3,317,870

		9,245,607

	Broadcast Services/Media — 1.5%
104,831	Dolby Laboratories, Inc. — Class A*	3,434,264

	Business Services and Supplies — 4.1%
118,253	FTI Consulting, Inc.*(8)	5,283,544
210,389	SAIC, Inc.*	4,098,378

		9,381,922

	Commercial Services — 2.0%
229,414	Quanta Services, Inc.*	4,542,397

	Computer Equipment, Software and Services — 8.3%
692,307	Activision Blizzard, Inc.*	5,981,531
101,000	BMC Software, Inc.*	2,717,910
220,536	Citrix Systems, Inc.*	5,198,034
151,677	Salesforce.com, Inc.*	4,855,181

		18,752,656

	Construction Services and Supplies — 1.1%
25,407	Martin Marietta Materials, Inc.(8)	2,466,512

	Consumer Goods and Services — 2.1%
85,771	Church & Dwight Company, Inc.	4,813,469

	Containers and Packaging — 4.0%
111,719	Ball Corp.	4,646,394
167,962	Owens-Illinois, Inc.*	4,590,401

		9,236,795

	Education — 4.1%
47,055	Apollo Group, Inc. — Class A*	3,605,354
60,571	ITT Educational Services, Inc.*(8)	5,753,034

		9,358,388

	Engineering and Construction — 1.1%
83,336	Aecom Technology Corp.*	2,560,915

	Environmental Waste Management and Recycling Services — 3.0%
133,170	Stericycle, Inc.*	6,935,494

	Food and Beverage — 4.0%
95,242	Molson Coors Brewing Company — Class B	4,659,239
77,950	Ralcorp Holdings, Inc.*	4,552,280

		9,211,519

	Internet Services — 5.1%
91,263	Equinix, Inc.*(8)	4,854,279
300,519	F5 Networks, Inc.*	6,869,864

		11,724,143

	Manufacturing — 3.4%
166,063	AMETEK, Inc.	5,016,763
67,718	SPX Corp.	2,745,965

		7,762,728

	Medical Equipment, Supplies, and Services — 14.5%
77,950	CR Bard, Inc.	6,568,067
58,437	Edwards Lifesciences Corp.*	3,211,113
18,282	Intuitive Surgical, Inc.*	2,321,631
105,400	ResMed, Inc.*	3,950,392
209,052	St Jude Medical, Inc.*	6,890,353
160,067	STERIS Corp.	3,824,001
40,042	Techne Corp.	2,583,510
106,162	Varian Medical Systems, Inc.*	3,719,916

		33,068,983

	Metals and Mining — 1.8%
128,053	Goldcorp, Inc. (Canada)	4,037,511

	Oil, Coal and Gas — 5.2%
115,795	Cameron International Corp.*	2,373,798
604,890	Petrohawk Energy Corp.*	9,454,430

		11,828,228

	Pharmaceuticals/Research and Development — 2.9%
121,966	Express Scripts, Inc.*	6,705,691

	Retail: Restaurants — 4.5%
207,454	Burger King Holdings, Inc.	4,954,002
104,140	Panera Bread Company — Class A*(8)	5,440,273

		10,394,275

	Retail: Supermarkets — 1.2%
104,796	Kroger Company (The)	2,767,662

See notes to financial statements.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)

	Scientific and Technical Instruments — 2.6%
43,081	Mettler-Toledo International, Inc.*	$2,903,659
87,640	Thermo Fisher Scientific, Inc.*	2,985,895

		5,889,554

	Semiconductors — 1.4%
487,212	Marvell Technology Group, Ltd. (Bermuda)*	3,249,704

	Telecommunications Equipment and Services — 7.2%
226,559	American Tower Corp. — Class A*	6,642,710
311,800	Crown Castle International Corp.*	5,481,444
241,065	NII Holdings, Inc.*	4,382,562

		16,506,716

	Toys — 2.5%
193,909	Hasbro, Inc.	5,656,326

	Transportation — 1.0%
69,000	CSX Corp.	2,240,430

	Total Common Stocks
	(Cost $283,793,824)	223,880,422

Principal

	Securities Lending Collateral — 6.6%
$15,114,459	Securities Lending Collateral Investment (Note 4) (Cost $15,114,459)	15,114,459

	Total Securities (Cost $298,908,283)	238,994,881

	Repurchase Agreements — 2.5%
5,792,445	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $5,792,448 (Collateralized by US Treasury Bill, 0.02%, due 5/14/09, with a value of $5,909,409) (Cost $5,792,445)	5,792,445

	Total Investments — 106.9% (Cost $304,700,728)	244,787,326
	Liabilities less other assets — (6.9)%	(15,821,423)

	Net Assets — 100.0%	$228,965,903

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $308,301,216.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(63,513,890)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 97.7%
	Aerospace and Defense — 1.3%
122,002	Ducommun, Inc.	$2,037,433

	Agriculture — 0.2%
19,700	Andersons, Inc. (The)(8)	324,656

	Airlines — 0.1%
33,900	Hawaiian Holdings, Inc.*	216,282

	Apparel: Manufacturing and Retail — 2.7%
5,400	Carter’s, Inc.*	104,004
28,400	Cato Corp. — Class A (The)	428,840
31,300	Collective Brands, Inc.*	366,836
23,300	Genesco, Inc.*	394,236
105,851	Jos A Bank Clothiers, Inc.*(8)	2,768,004
5,700	Steven Madden, Ltd.*	121,524

		4,183,444

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.6%
51,200	ArvinMeritor, Inc.	145,920
68,616	BorgWarner, Inc.	1,493,770
126,150	Oshkosh Truck Corp.	1,121,474
12,300	Polaris Industries, Inc.	352,395
215,447	Spartan Motors, Inc.(8)	1,019,064

		4,132,623

	Banks and Financial Services — 16.3%
34,400	BGC Partners, Inc. — Class A	94,944
208,762	Brookline Bancorp, Inc.	2,223,315
10,960	Bryn Mawr Bank Corp.	220,296
135,580	Calamos Asset Management, Inc. — Class A(8)	1,003,292
4,400	Cash America International, Inc.	120,340
3,600	Cathay General Bancorp	85,500
11,400	City Holding Company	396,492
10,200	Farmers Capital Bank Corp.	249,084
10,200	Financial Federal Corp.	237,354
14,879	Financial Institutions, Inc.	213,514
39,400	First Commonwealth Financial Corp.	487,772
29,200	First Financial Bancorp	361,788
7,200	First Financial Bankshares, Inc.(8)	397,512
1,400	First Financial Holdings, Inc.	28,336
14,300	First Merchants Corp.	317,603
27,000	First Niagara Financial Group, Inc.	436,590
20,600	FirstMerit Corp.	424,154
8,800	Flushing Financial Corp.	105,248
10,300	Glacier Bancorp, Inc.	195,906
9,300	Hancock Holding Company	422,778
14,500	Independent Bank Corp. — Massachusetts	379,320
18,700	Knight Capital Group, Inc. — Class A*	302,005
29,596	Lakeland Bancorp, Inc.	333,251
15,700	National Penn Bancshares, Inc.	227,807
15,900	NBT Bancorp, Inc.	444,564
11,500	NewAlliance Bancshares, Inc.	151,455
17,900	Old National Bancorp — Indiana	325,064
44,600	Oriental Financial Group, Inc.- Puerto Rico	269,830
8,300	Pennsylvania Commerce Bancorp, Inc.*	221,278
11,200	Republic Bancorp, Inc. — Class A	304,640
10,900	S&T Bancorp, Inc.(8)	386,950
36,200	Sanders Morris Harris Group, Inc.	216,838
40,900	Seacoast Banking Corp.	269,940
4,746	Simmons First National Corp. — Class A	139,865
7,415	Southside Bancshares, Inc.	174,253
25,400	Sterling Bancorp — New York	356,362
60,862	Stifel Financial Corp.*	2,790,523
30,900	Susquehanna Bancshares, Inc.	491,619
2,200	SVB Financial Group*	57,706
190,868	SWS Group, Inc.	3,616,948
10,582	UMB Financial Corp.	519,999
3,800	United Bankshares, Inc.(8)	126,236
102,291	Washington Federal, Inc.	1,530,273
74,492	WesBanco, Inc.	2,026,927
95,915	Whitney Holding Corp.	1,533,681
4,000	WSFS Financial Corp.	191,960

		25,411,112

	Broadcast Services/Media — 0.4%
40,500	Outdoor Channel Holdings, Inc.*	303,345
86,400	Sinclair Broadcast Group, Inc. — Class A	267,840

		571,185

	Business Services and Supplies — 0.7%
12,000	Acxiom Corp.	97,320
21,400	Deluxe Corp.	320,144
68,500	On Assignment, Inc.*	388,395
7,600	Portfolio Recovery Associates, Inc.*(8)	257,184

		1,063,043

	Chemicals — 1.3%
32,700	A Schulman, Inc.	555,900

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Chemicals (continued)

7,500	Compass Minerals International, Inc.	$439,950
39,000	Ferro Corp.	274,950
22,700	Innospec, Inc.	133,703
6,600	Minerals Technologies, Inc.	269,940
4,000	Olin Corp.	72,320
8,200	OM Group, Inc.*	173,102
48,900	PolyOne Corp.*	154,035

		2,073,900

	Commercial Services — 0.5%
16,500	Interactive Data Corp.	406,890
10,200	TNS, Inc.*	95,778
12,900	Viad Corp.	319,146

		821,814

	Computer Equipment, Software and Services — 4.3%
10,274	CACI International, Inc. — Class A*	463,255
119,900	CIBER, Inc.*	576,719
196,985	Digi International, Inc.*(20)	1,597,548
68,700	Epicor Software Corp.*	329,760
17,800	Imation Corp.	241,546
49,800	Insight Enterprises, Inc.*	343,620
76,640	MTS Systems Corp.	2,041,690
172,596	OpenTV Corp. (British Virgin Islands)*	212,293
29,600	Palm, Inc.*	90,872
32,565	RadiSys Corp.*	180,084
69,000	Silicon Storage Technology, Inc.*	158,010
18,493	Sybase, Inc.*	458,072
1,300	SYNNEX Corp.*	14,729

		6,708,198

	Construction Services and Supplies — 2.2%
56,900	Comfort Systems USA, Inc.	606,554
43,800	Dycom Industries, Inc.*	360,036
22,100	NCI Building Systems, Inc.*(8)	360,230
78,315	Universal Forest Products, Inc.	2,107,457

		3,434,277

	Consumer Goods and Services — 3.2%
19,800	American Greetings Corp. — Class A	149,886
148,709	Helen of Troy, Ltd. (Bermuda)*	2,581,589
12,700	Inter Parfums, Inc.	97,536
143,421	Nutri System, Inc.(8)	2,092,512
6,525	Regis Corp.	94,808

		5,016,331

	Distribution — 0.2%
22,700	Nu Skin Enterprises, Inc. — Class A	236,761

	Education — 0.3%
24,700	School Specialty, Inc.*	472,264

	Electronics — 0.7%
66,300	Applied Micro Circuits Corp.*	260,559
21,600	Benchmark Electronics, Inc.*	275,832
13,700	EnerSys*	150,700
5,600	Rogers Corp.*	155,512
408,900	Sanmina-SCI Corp.*	192,183

		1,034,786

	Engineering — 1.7%
117,187	EMCOR Group, Inc.*	2,628,504

	Entertainment, Leisure and Recreation — 1.7%
49,400	Live Nation, Inc.*	283,556
149,779	Marcus Corp. (The)(20)	2,430,913

		2,714,469

	Equipment Rental and Leasing — 0.3%
34,273	Electro Rent Corp.	382,487
7,500	Rent-A-Center, Inc.*	132,375

		514,862

	Food and Beverage — 1.3%
14,000	Chiquita Brands International, Inc.*	206,920
15,700	Flowers Foods, Inc.	382,452
7,500	Fresh Del Monte Produce, Inc. (Cayman Islands)*	168,150
16,400	J & J Snack Foods Corp.	588,432
7,000	Nash Finch Company	314,230
1,400	Ralcorp Holdings, Inc.*	81,760
8,600	TreeHouse Foods, Inc.*	234,264
7,400	United Natural Foods, Inc.*	131,868

		2,108,076

	Funeral Services — 0.9%
274,699	Service Corp. International	1,365,254

	Insurance — 5.9%
24,500	American Equity Investment Life Holding Company	171,500
5,214	American Physicians Capital, Inc.	250,793
22,637	Aspen Insurance Holdings, Ltd. (Bermuda)	548,947

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

20,800	CNA Surety Corp.*	$399,360
5,500	Crawford & Company*	79,970
15,631	Delphi Financial Group, Inc. — Class A	288,236
17,300	Donegal Group, Inc. — Class A	290,121
15,266	FBL Financial Group, Inc. — Class A	235,860
5,600	Harleysville Group, Inc.	194,488
12,400	Horace Mann Educators Corp.	113,956
15,200	IPC Holdings, Ltd. (Bermuda)	454,480
10,100	National Interstate Corp.	180,487
7,400	Navigators Group, Inc. (The)*	406,334
5,800	Odyssey Re Holdings Corp.	300,498
76,600	Phoenix Companies, Inc. (The)	250,482
13,937	Platinum Underwriters Holdings, Ltd. (Bermuda)	502,847
3,200	ProAssurance Corp.*	168,896
46,840	RLI Corp.	2,864,735
20,900	Seabright Insurance Holdings*	245,366
14,700	Selective Insurance Group, Inc.	337,071
12,900	State Auto Financial Corp.	387,774
20,700	Universal American Financial Corp.*	182,574
14,639	Zenith National Insurance Corp.	462,153

		9,316,928

	Internet Services — 0.4%
52,700	Ixia*	304,606
32,045	Vignette Corp.*	301,543

		606,149

	Machinery — 1.9%
97,085	Applied Industrial Technologies, Inc.	1,836,848
6,400	Baldor Electric Company	114,240
16,400	Columbus McKinnon Corp.*	223,860
19,700	Robbins & Myers, Inc.	318,549
30,000	Sauer-Danfoss, Inc.	262,500
6,200	Wabtec Corp.	246,450

		3,002,447

	Manufacturing — 4.6%
16,180	Acuity Brands, Inc.	564,844
78,654	Ceradyne, Inc.*	1,597,463
56,482	CIRCOR International, Inc.	1,553,255
11,800	Coherent, Inc.*	253,228
16,827	EnPro Industries, Inc.*	362,454
37,571	Gibraltar Industries, Inc.	448,598
92,536	Watts Water Technologies, Inc.	2,310,623
5,600	Woodward Governor Company	128,912

		7,219,377

	Medical Equipment, Supplies, and Services — 5.5%
13,523	AMERIGROUP Corp.*	399,199
6,200	AmSurg Corp.*	144,708
11,000	Centene Corp.*	216,810
30,600	Cross Country Healthcare, Inc.*	268,974
16,900	Gentiva Health Services, Inc.*	494,494
15,700	Kindred Healthcare, Inc.*	204,414
75,241	Magellan Health Services, Inc.*	2,946,438
52,636	Owens & Minor, Inc.	1,981,745
11,300	Res-Care, Inc.*	169,726
33,300	Symmetry Medical, Inc.*	265,401
177,748	Syneron Medical, Ltd. (Israel)*	1,482,418

		8,574,327

	Metals and Mining — 0.2%
6,800	Olympic Steel, Inc.	138,516
1,500	Royal Gold, Inc.	73,815
14,800	Worthington Industries, Inc.(8)	163,096

		375,427

	Oil, Coal and Gas — 7.3%
46,600	Allis-Chalmers Energy, Inc.*	256,300
23,462	Berry Petroleum Company — Class A	177,373
17,100	Bill Barrett Corp.*	361,323
7,700	Dawson Geophysical Company*	137,137
72,313	Frontier Oil Corp.	913,313
48,010	Holly Corp.	875,222
19,100	Hornbeck Offshore Services, Inc.*	312,094
8,900	Lufkin Industries, Inc.	307,050
46,775	National Fuel Gas Company	1,465,461
15,800	Nicor, Inc.	548,892
51,346	Penn Virginia Corp.	1,333,969
16,200	Piedmont Natural Gas Company, Inc.	513,054
17,000	Superior Well Services, Inc.*	170,000
63,493	Swift Energy Company*	1,067,317
79,133	World Fuel Services Corp.	2,927,921

		11,366,426

	Paper and Forest Products — 0.2%
40,600	Glatfelter	377,580

	Pharmaceuticals/Research and Development — 4.8%
74,524	Cytokinetics, Inc.*	212,393
78,193	Exponent, Inc.*	2,352,046

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

170,103	Mannatech, Inc.(8)(20)	$416,752
12,700	Par Pharmaceutical Companies, Inc.*	170,307
63,110	Perrigo Company	2,039,084
28,700	ViroPharma, Inc.*	373,674
50,732	West Pharmaceutical Services, Inc.	1,916,148

		7,480,404

	Printing and Publishing — 0.1%
7,000	Courier Corp.	125,300

	Real Estate Investment Trusts — 7.7%
161,398	Ashford Hospitality Trust	185,608
22,200	Cedar Shopping Centers, Inc.	157,176
3,600	Corporate Office Properties Trust	110,520
11,324	Entertainment Properties Trust	337,455
82,100	Glimcher Realty Trust	230,701
104,119	Healthcare Realty Trust, Inc.	2,444,714
44,603	Hersha Hospitality Trust	133,809
10,000	Highwoods Properties, Inc.	273,600
71,200	Lexington Realty Trust	356,000
94,506	National Retail Properties, Inc.	1,624,558
17,900	NorthStar Realty Finance Corp.	69,989
14,400	Parkway Properties, Inc.	259,200
49,900	Pennsylvania Real Estate Investment Trust(8)	371,755
6,400	PS Business Parks, Inc.	285,824
28,200	Ramco-Gershenson Properties Trust	174,276
54,281	Rayonier, Inc.	1,701,709
19,344	Realty Income Corp.(8)	447,814
18,900	Senior Housing Properties Trust	338,688
59,879	Sovran Self Storage, Inc.	2,155,644
45,378	Sunstone Hotel Investors, Inc.	280,890
40,600	U-Store-It Trust	180,670

		12,120,600

	Retail — 2.6%
102,900	Blockbuster, Inc. — Class A*	129,654
22,139	Casey’s General Stores, Inc.	504,105
186,421	EZCORP, Inc. — Class A*	2,835,463
16,900	Pantry, Inc. (The)*	362,505
8,100	Tractor Supply Company*	292,734

		4,124,461

	Retail: Restaurants — 0.7%
21,700	Bob Evans Farms, Inc.	443,331
24,200	Cracker Barrel Old Country Store, Inc.	498,278
9,200	Red Robin Gourmet Burgers, Inc.*	154,836

		1,096,445

	Retail: Supermarkets — 2.1%
20,600	Ruddick Corp.	569,590
81,237	Weis Markets, Inc.(20)	2,732,000

		3,301,590

	Rubber Products — 0.1%
24,500	Myers Industries, Inc.	196,000

	Scientific and Technical Instruments — 0.3%
14,062	Varian, Inc.*	471,218

	Semiconductors — 1.3%
220,274	OmniVision Technologies, Inc.*(8)	1,156,439
200,400	TriQuint Semiconductor, Inc.*	689,376
26,100	Veeco Instruments, Inc.*	165,474

		2,011,289

	Sporting Goods and Equipment — 0.2%
25,500	Callaway Golf Company	236,895

	Telecommunications Equipment and Services — 0.5%
11,300	Atlantic Tele-Network, Inc.	300,015
86,500	Cincinnati Bell, Inc.*	166,945
18,500	Premiere Global Services, Inc.*	159,285
26,000	tw telecom, Inc.*	220,220

		846,465

	Transportation — 3.4%
82,783	Arkansas Best Corp.(8)	2,492,597
8,800	Hub Group, Inc. — Class A*	233,464
16,694	TAL International Group, Inc.	235,385
49,252	Tidewater, Inc.	1,983,378
20,600	Werner Enterprises, Inc.	357,204

		5,302,028

	Utilities — 5.0%
66,159	American States Water Company	2,181,924
6,600	Avista Corp.	127,908
12,500	CH Energy Group, Inc.	642,375
4,800	Connecticut Water Service, Inc.	113,328
26,500	El Paso Electric Company*	479,385
16,600	New Jersey Resources Corp.	653,210
24,600	NorthWestern Corp.	577,362
75,905	UIL Holdings Corp.	2,279,427

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

16,700	Unisource Energy Corp.	$490,312
7,200	WGL Holdings, Inc.	235,368

		7,780,599

	Total Common Stocks (Cost $190,616,179)	153,001,229

Principal

	Securities Lending Collateral — 4.6%
$7,266,311	Securities Lending Collateral Investment (Note 4) (Cost $7,266,311)	7,266,311

	Total Securities (Cost $197,882,490)	160,267,540

	Repurchase Agreements — 0.3%
465,974	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $465,974 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $475,524) (Cost $465,974)	465,974

	Total Investments — 102.6% (Cost $198,348,464)	160,733,514
	Liabilities less other assets — (2.6)%	(4,105,331)

	Net Assets — 100.0%	$156,628,183

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $203,091,753.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$2,879,357
Gross unrealized depreciation	(45,237,596)

Net unrealized depreciation	$(42,358,239)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 98.9%
	Advertising — 0.0%
3,300	Harte-Hanks, Inc.	$20,592

	Aerospace and Defense — 0.5%
27,987	Aerovironment, Inc.*(8)	1,030,201
49,628	Ducommun, Inc.	828,788

		1,858,989

	Agriculture — 0.2%
24,457	Andersons, Inc. (The)(8)	403,051
20,500	Titan Machinery, Inc.*	288,230

		691,281

	Airlines — 0.6%
3,200	Alaska Air Group, Inc.*	93,600
12,080	Allegiant Travel Company*	586,726
20,600	AMR Corp.*	219,802
11,700	ExpressJet Holdings, Inc.*	19,890
13,700	Hawaiian Holdings, Inc.*	87,406
36,000	JetBlue Airways Corp.*	255,600
6,500	Republic Airways Holdings, Inc.*	69,355
29,600	SkyWest, Inc.	550,560
27,400	UAL Corp.*(8)	301,948
13,200	US Airways Group, Inc.*	102,036

		2,286,923

	Apparel: Manufacturing and Retail — 2.7%
41,400	Aeropostale, Inc.*	666,540
4,700	AnnTaylor Stores Corp.*	27,119
206,241	Cato Corp. — Class A (The)	3,114,240
4,700	Charlotte Russe Holding, Inc.*	30,503
1,400	Cherokee, Inc.	24,290
6,800	Children’s Place Retail Stores, Inc. (The)*	147,424
11,100	Christopher & Banks Corp.	62,160
2,800	Collective Brands, Inc.*	32,816
14,258	Deckers Outdoor Corp.*	1,138,786
25,900	Finish Line (The)	145,040
4,000	Genesco, Inc.*	67,680
900	Gymboree Corp. (The)*	23,481
73,187	Iconix Brand Group, Inc.*	715,769
13,100	Jones Apparel Group, Inc.	76,766
17,383	Jos A Bank Clothiers, Inc.*(8)	454,565
2,900	Maidenform Brands, Inc.*	29,435
23,106	Men’s Wearhouse, Inc. (The)(8)	312,855
4,200	Oxford Industries, Inc.	36,834
322,958	Stage Stores, Inc.	2,664,404
60,800	Talbots, Inc. (The)(8)	145,312
17,600	Timberland Company (The) — Class A*	203,280
10,000	Wet Seal, Inc. (The) — Class A*	29,700
13,600	Wolverine World Wide, Inc.	286,144

		10,435,143

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
28,400	ATC Technology Corp.*	415,492
5,700	AutoNation, Inc.*	56,316
13,900	Exide Technologies*	73,531
12,100	Federal Signal Corp.	99,341
10,800	Force Protection, Inc.*	64,584
35,635	Fuel Systems Solutions, Inc.*(8)	1,167,403
5,100	Midas, Inc.*	53,499
177,474	Modine Manufacturing Company	864,298
34,600	Polaris Industries, Inc.	991,290
7,800	Standard Motor Products, Inc.	26,988
1,800	Superior Industries International, Inc.	18,936
37,200	Wabash National Corp.	167,400

		3,999,078

	Banks and Financial Services — 9.3%
8,400	1st Source Corp.	198,492
16,300	Advance America Cash Advance Centers, Inc.	30,807
4,400	Ameris Bancorp	52,140
1,900	Arrow Financial Corp.	47,766
87,603	Asset Acceptance Capital Corp.*(8)	447,651
9,300	BancFirst Corp.	492,156
4,700	Bank Mutual Corp.	54,238
5,300	Bank of Granite Corp.	12,985
4,800	BankFinancial Corp.	48,912
3,900	Beneficial Mutual Bancorp, Inc.*	43,875
4,800	Berkshire Hills Bancorp, Inc.	148,128
4,200	BGC Partners, Inc. — Class A	11,592
2,200	BlackRock Kelso Capital Corp.	21,692
1,700	Capital Southwest Corp.	183,872
59,004	Cardtronics, Inc.*	76,115
31,994	Cash America International, Inc.	875,036
6,100	Center Financial Corp.	37,637
1,400	Chemical Financial Corp.	39,032
10,400	City Bank(8)	54,080
10,400	City Holding Company	361,712
4,200	Colonial BancGroup, Inc. (The)	8,694
38,400	Community Bank System, Inc.	936,576
8,900	Community Trust Bancorp, Inc.	327,075
7,600	Corus Bankshares, Inc.(8)	8,436
72,626	Credit Acceptance Corp.*(8)	994,976
31,400	Dime Community Bancshares	417,620

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

42,500	Doral Financial Corp. — Puerto Rico*(8)	$318,750
49,908	Duff & Phelps Corp. — Class A*	954,241
22,000	Encore Capital Group, Inc.*	158,400
4,200	ESSA Bancorp, Inc.	59,346
55,682	Financial Federal Corp.	1,295,720
2,400	Financial Institutions, Inc.	34,440
131,500	First BanCorp — Puerto Rico(8)	1,464,910
2,650	First Citizens Bancshares, Inc. — Class A	404,920
89,400	First Commonwealth Financial Corp.(8)	1,106,772
900	First Community Bancshares, Inc.	31,383
52,700	First Financial Bancorp	652,953
9,600	First Financial Bankshares, Inc.(8)	530,016
4,400	First Financial Corp.	180,356
6,000	First Financial Holdings, Inc.	121,440
1,300	First Merchants Corp.	28,873
109,195	First Midwest Bancorp, Inc.	2,180,625
47,400	First Niagara Financial Group, Inc.	766,458
4,600	First Place Financial Corp.	17,618
35,800	FirstMerit Corp.	737,122
32,200	Flagstar Bancorp, Inc.*	22,862
3,400	FNB Corp.	44,880
20,500	Frontier Financial Corp.(8)	89,380
48,200	GFI Group, Inc.	170,628
70,500	Global Cash Access Holdings, Inc.*	156,510
8,700	Great Southern Bancorp, Inc.(8)	99,528
8,900	Guaranty Bancorp*	17,800
1,400	Hancock Holding Company	63,644
2,500	Home Bancshares, Inc.	67,375
6,500	Horizon Financial Corp.	30,810
14,100	Independent Bank Corp. — Massachusetts	368,856
10,800	Interactive Brokers Group, Inc. — Class A*	193,212
94,606	International Bancshares Corp.	2,065,249
66,000	Knight Capital Group, Inc. — Class A*	1,065,900
83,500	LaBranche & Company, Inc.*	399,965
5,000	Lakeland Bancorp, Inc.	56,300
3,900	MainSource Financial Group, Inc.	60,450
52,631	MB Financial, Inc.	1,471,036
8,500	Medallion Financial Corp.	64,855
20,891	Morningstar, Inc.*(8)	741,631
10,200	National Financial Partners Corp.	31,008
5,000	NBT Bancorp, Inc.	139,800
9,500	Net 1 UEPS Technologies, Inc.*	130,150
73,455	NewAlliance Bancshares, Inc.	967,402
13,100	OceanFirst Financial Corp.	217,460
45,200	Old National Bancorp — Indiana	820,832
2,800	Old Second Bancorp, Inc.	32,480
14,000	optionsXpress Holdings, Inc.	187,040
13,900	Oriental Financial Group, Inc.- Puerto Rico	84,095
7,000	Pacific Capital Bancorp	118,160
3,800	PacWest Bancorp	102,220
400	Park National Corp.	28,700
4,200	Patriot Capital Funding, Inc.	15,288
5,200	People’s Bancorp, Inc.	99,476
4,700	PHH Corp.*	59,831
41,400	PRG-Schultz International, Inc.*	168,912
15,220	PrivateBancorp, Inc.	494,041
18,900	Provident Bankshares Corp.	182,574
6,100	Provident Financial Services, Inc.	93,330
18,600	Provident New York Bancorp	230,640
1,400	S&T Bancorp, Inc.(8)	49,700
5,900	Sanders Morris Harris Group, Inc.	35,341
15,100	Santander BanCorp — Puerto Rico	188,599
5,400	SCBT Financial Corp.	186,300
4,200	Simmons First National Corp. — Class A	123,774
3,200	Sterling Bancorp — New York	44,896
11,160	Stifel Financial Corp.*	511,686
11,200	Suffolk Bancorp	402,416
11,200	Sun Bancorp, Inc. — New Jersey*	83,888
2,300	SVB Financial Group*	60,329
4,700	SWS Group, Inc.	89,065
8,600	SY Bancorp, Inc.(8)	236,500
20,900	TrustCo Bank Corp. NY	198,759
14,400	Trustmark Corp.	310,896
11,200	UMB Financial Corp.	550,368
1,400	Umpqua Holdings Corp.	20,258
4,000	Union Bankshares Corp.	99,200
1,900	United Bankshares, Inc.(8)	63,118
2,200	Univest Corp. of Pennsylvania	70,708
4,400	US Global Investors, Inc. — Class A	21,516
3,600	Washington Federal, Inc.	53,856

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

7,900	Washington Trust Bancorp, Inc.	$156,025
143,500	Webster Financial Corp.	1,977,430
1,800	WesBanco, Inc.	48,978
2,400	West Bancorp	29,400
29,226	Westamerica Bancorp(8)	1,494,910
9,900	WSFS Financial Corp.	475,101

		36,012,965

	Broadcast Services/Media — 0.2%
6,500	CKX, Inc.*	23,855
38,290	DG Fastchannel, Inc.*(8)	477,859
56,000	Emmis Communications Corp. — Class A*	19,600
9,400	Media General, Inc. — Class A	16,450
64,600	Sinclair Broadcast Group, Inc. — Class A	200,260
11,400	TiVo, Inc.*	81,624

		819,648

	Business Services and Supplies — 4.7%
37,600	Acxiom Corp.	304,936
135,362	Arbitron, Inc.	1,797,607
21,123	Catalyst Health Solutions, Inc.*	514,345
23,000	CBIZ, Inc.*	198,950
6,800	CDI Corp.	87,992
21,191	Coinstar, Inc.*	413,436
12,100	Convergys Corp.*	77,561
5,700	Corporate Executive Board Company (The)	125,742
84,100	CSG Systems International, Inc.*	1,469,227
80,100	Deluxe Corp.	1,198,296
44,000	Diamond Management & Technology Consultants, Inc.	185,240
28,500	Dice Holdings, Inc.*	116,280
48,900	Fair Isaac Corp.	824,454
12,970	FTI Consulting, Inc.*(8)	579,500
9,100	Gartner, Inc.*	162,253
20,000	Gevity HR, Inc.	30,200
84,400	Hackett Group, Inc.*	246,448
26,300	Hudson Highland Group, Inc.*	88,105
99,268	MAXIMUS, Inc.	3,485,300
68,500	ModusLink Global Solutions, Inc.*	197,965
5,000	Navigant Consulting, Inc.*	79,350
49,519	Portfolio Recovery Associates, Inc.*(8)	1,675,723
42,640	Riskmetrics Group, Inc.*	634,910
61,900	Spherion Corp.*	136,799
4,500	SuccessFactors, Inc.*	25,830
47,800	TrueBlue, Inc.*	457,446
71,625	UniFirst Corp.	2,126,546
23,343	Watson Wyatt Worldwide, Inc. — Class A	1,116,262

		18,356,703

	Chemicals — 2.0%
31,567	Compass Minerals International, Inc.	1,851,720
19,800	Ferro Corp.	139,590
11,860	FMC Corp.	530,498
39,700	Innospec, Inc.	233,833
1,400	Minerals Technologies, Inc.	57,260
900	NewMarket Corp.	31,419
66,022	Olin Corp.	1,193,678
8,700	Spartech Corp.	54,462
15,000	Symyx Technologies, Inc.*	89,100
18,400	Terra Industries, Inc.	306,728
32,000	Tetra Tech, Inc.*	772,800
140,164	Zep, Inc.	2,706,567

		7,967,655

	Collectibles — 0.1%
25,300	RC2 Corp.*	269,951

	Commercial Services — 0.6%
68,853	Euronet Worldwide, Inc.*	799,384
2,200	Pre-Paid Legal Services, Inc.*	82,038
8,700	Standard Parking Corp.*	168,258
24,410	Team, Inc.*	676,157
43,300	TNS, Inc.*	406,587
31,669	Wright Express Corp.*	399,029

		2,531,453

	Computer Equipment, Software and Services — 5.3%
177,300	3Com Corp.*	404,244
5,600	ACI Worldwide, Inc.*	89,040
30,700	Actuate Corp.*	90,872
83,900	Adaptec, Inc.*	276,870
11,800	AsiaInfo Holdings, Inc.*	139,712
33,100	Avocent Corp.*	592,821
13,280	CACI International, Inc. — Class A*	598,795
84,800	CIBER, Inc.*	407,888
12,500	Computer Task Group, Inc.*	40,250
35,300	COMSYS IT Partners, Inc.*	79,072
32,330	Data Domain, Inc.*(8)	607,804
60,135	DivX, Inc.*	314,506

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

3,100	Double-Take Software, Inc.*	$27,807
38,050	Ebix, Inc.*	909,395
148,562	Electronics For Imaging, Inc.*	1,420,253
42,420	EPIQ Systems, Inc.*(8)	708,838
16,300	Extreme Networks, Inc.*	38,142
5,100	Hutchinson Technology, Inc.*	17,748
106,960	Innerworkings, Inc.*(8)	700,588
3,400	Insight Enterprises, Inc.*	23,460
3,400	Interactive Intelligence, Inc.*	21,794
10,100	Jack Henry & Associates, Inc.	196,041
21,800	Manhattan Associates, Inc.*	344,658
61,130	MedAssets, Inc.*	892,498
7,500	Mentor Graphics Corp.*	38,775
20,285	MICROS Systems, Inc.*	331,051
2,700	MicroStrategy, Inc. — Class A*	100,251
29,668	MSCI, Inc. — Class A*	526,904
18,200	MTS Systems Corp.	484,848
51,462	NetScout Systems, Inc.*	443,602
46,242	Nuance Communications, Inc.*	479,067
43,935	Omniture, Inc.*	467,468
52,056	Parametric Technology Corp.*	658,508
24,007	Progress Software Corp.*	462,375
105,590	PROS Holdings, Inc.*	607,143
12,000	Quest Software, Inc.*	151,080
42,800	Rackable Systems, Inc.*	168,632
25,600	RadiSys Corp.*	141,568
3,300	Renaissance Learning, Inc.	29,667
27,300	Silicon Storage Technology, Inc.*	62,517
12,200	Solera Holdings, Inc.*	294,020
74,343	Super Micro Computer, Inc.*	470,591
84,625	Sybase, Inc.*	2,096,162
38,530	Sykes Enterprises, Inc.*	736,694
9,500	Synaptics, Inc.*	157,320
28,600	Take-Two Interactive Software, Inc.*	216,216
91,000	Unisys Corp.*	77,350
376,550	Web.com Group, Inc.*	1,378,173
62,055	Wind River Systems, Inc.*	560,357
189,257	Xyratex, Ltd. (Bermuda)*	558,308

		20,641,743

	Construction Services and Supplies — 1.6%
20,900	Beacon Roofing Supply, Inc.*	290,092
59,900	Beazer Homes USA, Inc.*(8)	94,642
39,400	BlueLinx Holdings, Inc.*	74,466
103,300	Comfort Systems USA, Inc.	1,101,178
6,610	Granite Construction, Inc.	290,377
32,800	Hovnanian Enterprises, Inc. — Class A*	56,416
63,000	M/I Homes, Inc.(8)	664,020
3,200	Matrix Service Company*	24,544
13,800	Meritage Homes Corp.*	167,946
22,500	NCI Building Systems, Inc.*	366,750
24,300	Ryland Group, Inc. (The)	429,381
36,899	Simpson Manufacturing Company, Inc.(8)	1,024,316
179,100	Standard Pacific Corp.*	318,798
67,500	Sterling Construction Company, Inc.*	1,251,451

		6,154,377

	Consumer Goods and Services — 2.3%
53,400	American Greetings Corp. — Class A	404,238
86,600	Blyth, Inc.	678,944
12,240	Chattem, Inc.*(8)	875,527
3,600	CSS Industries, Inc.	63,864
149,928	Helen of Troy, Ltd. (Bermuda)*	2,602,751
101,202	Herbalife, Ltd. (Cayman Islands)	2,194,059
12,800	Hooker Furniture Corp.	98,048
42,600	La-Z-Boy, Inc.	92,442
22,600	Parlux Fragrances, Inc.*	65,992
24,600	Prestige Brands Holdings, Inc.*	259,530
22,200	Regis Corp.	322,566
22,100	Revlon, Inc. — Class A*	147,407
19,755	Rollins, Inc.	357,170
114,260	Tempur-Pedic International, Inc.(8)	810,103

		8,972,641

	Containers and Packaging — 0.2%
17,666	Greif, Inc. — Class A	590,574

	Distribution — 1.3%
900	Core-Mark Holding Company, Inc.*	19,368
15,300	Houston Wire & Cable Company	142,443
133,573	LKQ Corp.*	1,557,461
9,600	Nu Skin Enterprises, Inc. — Class A	100,128
89,836	United Stationers, Inc.*	3,008,608
7,400	Universal Corp.	221,038
2,900	WESCO International, Inc.*	55,767

		5,104,813

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)

	Diversified Operations and Services — 0.9%
2,000	Chemed Corp.	$79,540
81,216	ESCO Technologies, Inc.*(8)	3,325,795

		3,405,335

	Education — 0.3%
1,800	Career Education Corp.*	32,292
12,700	Corinthian Colleges, Inc.*	207,899
13,370	DeVry, Inc.	767,572

		1,007,763

	Electronics — 3.1%
1,700	American Superconductor Corp.*	27,727
20,793	Avnet, Inc.*	378,641
205,206	Belden CDT, Inc.	4,284,701
14,100	Benchmark Electronics, Inc.*	180,057
55,700	CTS Corp.	306,907
33,900	Cubic Corp.	922,080
90,400	Diebold, Inc.	2,539,336
4,800	Harman International Industries, Inc.	80,304
58,052	LaBarge, Inc.*	833,046
65,700	Methode Electronics, Inc.	442,818
106,800	Micrel, Inc.	780,708
9,400	Multi-Fineline Electronix, Inc.*	109,886
181,858	Nam Tai Electronics, Inc. (British Virgin Islands)	1,000,219
4,000	Park Electrochemical Corp.	75,840
108,100	Sanmina-SCI Corp.*	50,807
17,300	Stoneridge, Inc.*	78,888

		12,091,965

	Energy Services — 0.1%
13,662	Energy Conversion Devices, Inc.*(8)	344,419
49,800	Plug Power, Inc.*	50,796

		395,215

	Engineering — 0.1%
13,500	EMCOR Group, Inc.*	302,805

	Entertainment, Leisure and Recreation — 1.2%
20,000	Brunswick Corp.	84,200
31,800	Carmike Cinemas, Inc.	116,070
70,700	Choice Hotels International, Inc.	2,125,243
26,102	Life Time Fitness, Inc.*(8)	338,021
2,000	National CineMedia, Inc.	20,280
25,570	Netflix, Inc.*(8)	764,287
52,510	Scientific Games Corp. — Class A*	921,025
51,800	Warner Music Group Corp.	156,436
4,200	WMS Industries, Inc.*	112,980

		4,638,542

	Environmental Waste Management and Recycling Services — 0.1%
17,200	Casella Waste Systems, Inc.*	70,176
48,100	Darling International, Inc.*	264,069
4,100	Waste Services, Inc.*	26,978

		361,223

	Equipment Rental and Leasing — 0.1%
12,000	Rent-A-Center, Inc.*	211,800
13,700	United Rentals, Inc.*	124,944

		336,744

	Food and Beverage — 2.1%
900	Cal-Maine Foods, Inc.	25,830
1,400	Coca-Cola Bottling Company Consolidated	64,344
59,000	Del Monte Foods Company	421,260
6,700	Diamond Foods, Inc.	135,005
3,400	Farmer Brothers Company	84,796
36,765	Flowers Foods, Inc.	895,595
15,340	JM Smucker Company (The)	665,142
137,800	Lance, Inc.	3,161,132
31,100	Nash Finch Company	1,396,079
21,810	Peet’s Coffee & Tea, Inc.*	507,083
13,850	Ralcorp Holdings, Inc.*	808,840
39,400	Reddy Ice Holdings, Inc.	56,736

		8,221,842

	Funeral Services — 0.0%
13,400	Stewart Enterprises, Inc. — Class A	40,334

	Insurance — 5.7%
4,400	Allied World Assurance Holdings, Ltd. (Bermuda)	178,640
10,700	Ambac Financial Group, Inc.	13,910
102,000	American Equity Investment Life Holding Company	714,000
11,000	American Physicians Capital, Inc.	529,100
8,500	Amerisafe, Inc.*	174,505
94,510	AmTrust Financial Services, Inc.	1,096,316
62,600	Aspen Insurance Holdings, Ltd. (Bermuda)	1,518,050
132,966	Assured Guaranty, Ltd. (Bermuda)(8)	1,515,812
11,700	Conseco, Inc.*	60,606

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

151,387	Delphi Financial Group, Inc. — Class A	$2,791,576
58,570	eHealth, Inc.*	777,810
7,700	Employers Holdings, Inc.	127,050
11,300	Endurance Specialty Holdings, Ltd. (Bermuda)	344,989
4,200	FBL Financial Group, Inc. — Class A	64,890
3,600	FPIC Insurance Group, Inc.*	157,608
105,728	IPC Holdings, Ltd. (Bermuda)	3,161,267
12,875	Life Partners Holdings, Inc.(8)	561,865
43,500	Montpelier Re Holdings, Ltd. (Bermuda)	730,365
200	National Western Life Insurance Company — Class A	33,834
128,322	Platinum Underwriters Holdings, Ltd. (Bermuda)	4,629,858
19,700	PMA Capital Corp. — Class A*	139,476
15,900	Presidential Life Corp.	157,251
290,851	Universal American Financial Corp.*	2,565,306
11,000	Zenith National Insurance Corp.	347,270

		22,391,354

	Internet Services — 3.7%
33,730	Akamai Technologies, Inc.*	508,986
21,866	comScore, Inc.*	278,792
55,700	CyberSource Corp.*	667,843
52,532	Digital River, Inc.*	1,302,794
47,000	EarthLink, Inc.*	317,720
14,394	Equinix, Inc.*(8)	765,617
193,145	eResearchTechnology, Inc.*	1,280,551
24,889	F5 Networks, Inc.*	568,963
192,968	Internet Brands, Inc. — Class A*(8)	1,123,074
93,261	j2 Global Communications, Inc.*	1,868,950
13,100	Limelight Networks, Inc.*	32,095
11,800	Marchex, Inc. — Class B	68,794
10,800	NIC, Inc.	49,680
7,300	Priceline.com, Inc.*	537,645
69,300	Rackspace Hosting, Inc.*	372,834
97,000	S1 Corp.*	765,330
17,500	Sapient Corp.*	77,700
5,700	Sohu.com, Inc.*	269,838
81,700	SonicWALL, Inc.*	325,166
3,200	Syntel, Inc.	73,984
14,800	TeleCommunications Systems, Inc. — Class A*	127,132
69,700	TIBCO Software, Inc.*	361,743
67,599	United Online, Inc.	410,326
66,592	ValueClick, Inc.*	455,489
125,700	Websense, Inc.*	1,881,728

		14,492,774

	Machinery — 1.2%
11,600	Actuant Corp. — Class A	220,632
3,300	Applied Industrial Technologies, Inc.	62,436
16,950	Astec Industries, Inc.*	531,044
7,500	Chart Industries, Inc.*	79,725
5,600	Columbus McKinnon Corp.*	76,440
289,301	Flow International Corp.*	700,108
17,100	Gardner Denver, Inc.*	399,114
6,000	Graham Corp.	64,920
14,600	Robbins & Myers, Inc.	236,082
44,100	Tecumseh Products Company — Class A*	422,478
44,153	Wabtec Corp.	1,755,082

		4,548,061

	Manufacturing — 6.5%
64,929	Acuity Brands, Inc.	2,266,671
132,189	Albany International Corp. — Class A	1,697,307
1,300	American Woodmark Corp.(8)	23,699
9,600	Ameron International Corp.	604,032
4,000	AO Smith Corp.	118,080
66,004	AptarGroup, Inc.	2,325,981
2,400	AZZ, Inc.*	60,240
11,700	Blount International, Inc.*	110,916
209,239	Carlisle Companies, Inc.	4,331,247
1,400	Ceradyne, Inc.*	28,434
3,100	China Fire & Security Group, Inc.*	21,111
6,300	CIRCOR International, Inc.	173,250
9,200	Cognex Corp.	136,160
4,400	Coherent, Inc.*	94,424
50,739	EnPro Industries, Inc.*	1,092,918
34,300	Furniture Brands International, Inc.	75,803
28,000	Gibraltar Industries, Inc.	334,320
81,090	GrafTech International, Ltd.*	674,669
77,170	Hexcel Corp.*	570,286
1,900	LS Starrett Company (The) — Class A	30,590
8,800	Lydall, Inc.*	50,600
50,326	Matthews International Corp. — Class A	1,845,958

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Manufacturing (continued)

149,172	Mueller Industries, Inc.	$3,741,234
6,600	Mueller Water Products, Inc. — Class A	55,440
1,200	Powell Industries, Inc.*	34,824
8,400	Steinway Musical Instruments, Inc.*	147,084
21,000	Sturm, Ruger & Company, Inc.*	125,370
48,300	Tredegar Corp.	878,094
9,350	Valmont Industries, Inc.	573,716
31,899	Woodward Governor Company	734,315
109,000	Zebra Technologies Corp. — Class A*	2,208,340

		25,165,113

	Medical Equipment, Supplies, and Services — 9.3%
3,800	Align Technology, Inc.*	33,250
8,300	Allscripts-Misys Healthcare Solutions, Inc.	82,336
15,070	Amedisys, Inc.*(8)	622,994
42,500	American Medical Systems Holdings, Inc.*	382,075
19,200	AMN Healthcare Services, Inc.*	162,432
73,636	AmSurg Corp.*	1,718,664
1,600	ArthroCare Corp.*	7,632
14,490	athenahealth, Inc.*	545,114
1,700	Bio-Rad Laboratories, Inc. — Class A*	128,027
10,200	Cardiac Science Corp.*	76,500
80,575	CardioNet, Inc.*	1,986,174
134,390	Centene Corp.*	2,648,826
36,644	Conceptus, Inc.*	557,722
4,900	CONMED Corp.*	117,306
38,948	CorVel Corp.*	856,077
8,800	Cyberonics, Inc.*	145,816
2,800	Emergency Medical Services Corp. — Class A*	102,508
13,450	Genoptix, Inc.*	458,376
33,462	Gen-Probe, Inc.*	1,433,512
13,790	Haemonetics Corp.*	779,135
36,600	Health Management Associates, Inc. — Class A*	65,514
31,500	HealthSouth Corp.*	345,240
65,900	ICU Medical, Inc.*	2,183,925
53,400	Invacare Corp.	828,768
29,284	IPC The Hospitalist Company*	492,850
250,780	LeMaitre Vascular, Inc.*	506,576
1,900	LHC Group, Inc.*	68,400
38,700	Lincare Holdings, Inc.*	1,042,191
22,670	Luminex Corp.*	484,231
1,100	Magellan Health Services, Inc.*	43,076
6,000	Meridian Bioscience, Inc.	152,820
10,100	Merit Medical Systems, Inc.*	181,093
33,438	Natus Medical, Inc.*	433,022
5,100	Nighthawk Radiology Holdings, Inc.*	24,786
214,504	NovaMed, Inc.*(8)	742,184
60,840	NuVasive, Inc.*(8)	2,108,106
100,500	Orthofix International NV (Netherland Antilles)*	1,540,665
31,500	Owens & Minor, Inc.	1,185,975
28,620	Phase Forward, Inc.*	358,322
15,100	PSS World Medical, Inc.*	284,182
16,230	Psychiatric Solutions, Inc.*(8)	452,006
13,200	Quidel Corp.*	172,524
4,400	RehabCare Group, Inc.*	66,704
12,060	ResMed, Inc.*	452,009
368,346	RTI Biologics, Inc.*	1,016,635
3,000	Sirona Dental Systems, Inc,*	31,500
64,925	SonoSite, Inc.*	1,238,769
461,903	Spectranetics Corp. (The)*	1,205,567
40,700	STERIS Corp.	972,323
1,100	SurModics, Inc.*	27,797
6,900	Synovis Life Technologies, Inc.*	129,306
5,400	Techne Corp.	348,408
8,110	Thoratec Corp.*	263,494
116,312	TranS1, Inc.*	838,610
4,500	US Physical Therapy, Inc.*	59,985
50,334	VNUS Medical Technologies*	816,417
30,160	Volcano Corp.*	452,400
75,100	Wright Medical Group, Inc.*	1,534,293

		35,995,149

	Metals and Mining — 0.4%
6,200	Hawk Corp. — Class A*	102,920
5,300	Insteel Industries, Inc.	59,837
4,400	Royal Gold, Inc.	216,524
103,700	Worthington Industries, Inc.(8)	1,142,774

		1,522,055

	Office Equipment, Supplies, and Services — 0.6%
311,843	Acco Brands Corp.*	1,075,858
7,400	Ennis, Inc.	89,614
21,100	Herman Miller, Inc.	274,933
11,800	HNI Corp.	186,912
57,600	Knoll, Inc.	519,552

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Office Equipment, Supplies, and Services (continued)

41,800	Steelcase, Inc. — Class A	$234,916

		2,381,785

	Oil, Coal and Gas — 4.5%
20,290	Arena Resources, Inc.*	569,946
31,676	Atwood Oceanics, Inc.*	484,009
6,800	Bolt Technology Corp.*	47,328
2,200	CARBO Ceramics, Inc.	78,166
900	Chesapeake Utilities Corp.	28,332
13,100	Clayton Williams Energy, Inc.*	595,264
32,960	Comstock Resources, Inc.*	1,557,360
12,500	Concho Resources, Inc.*	285,250
8,180	Core Laboratories NV (the Netherlands)	489,655
19,810	Dril-Quip, Inc.*	406,303
54,700	Energy Partners, Ltd.*	73,845
25,052	GMX Resources, Inc.*(8)	634,317
4,600	HKN, Inc.*	13,662
131,279	ION Geophysical Corp.*	450,287
11,300	Key Energy Services, Inc.*	49,833
18,971	Lufkin Industries, Inc.	654,500
104,767	McMoRan Exploration Company*	1,026,717
4,000	Mitcham Industries, Inc.*	15,880
46,780	Natural Gas Services Group*	473,881
50,600	Newpark Resources, Inc.*	187,220
38,000	Nicor, Inc.	1,320,120
9,100	Northwest Natural Gas Company	402,493
13,000	Oil States International, Inc.*	242,970
90,320	Penn Virginia Corp.	2,346,513
33,018	PetroQuest Energy, Inc.*	223,202
17,600	Piedmont Natural Gas Company, Inc.	557,392
23,500	Rosetta Resources, Inc.*	166,380
16,800	SEACOR Holdings, Inc.*	1,119,720
6,600	Southwest Gas Corp.	166,452
25,930	Superior Energy Services, Inc.*	413,065
118,800	VAALCO Energy, Inc.*	883,872
2,700	Westmoreland Coal Company*	29,970
42,822	Whiting Petroleum Corp.*	1,432,824
6,800	World Fuel Services Corp.	251,600

		17,678,328

	Paper and Forest Products — 0.5%
40,900	Buckeye Technologies, Inc.*	148,876
2,428	Clearwater Paper Corp.*	20,371
37,801	Deltic Timber Corp.	1,729,396
3,600	KapStone Paper and Packaging Corp.*	8,568
8,100	Potlatch Corp.	210,681

		2,117,892

	Pharmaceuticals/Research and Development — 5.6%
82,333	Acorda Therapeutics, Inc.*	1,688,650
41,400	Albany Molecular Research, Inc.*	403,236
66,843	Alexion Pharmaceuticals, Inc.*	2,419,048
4,100	Alkermes, Inc.*	43,665
3,800	Alnylam Pharmaceuticals, Inc.*(8)	93,974
77,234	BioMarin Pharmaceutical, Inc.*(8)	1,374,765
80,900	Charles River Laboratories International, Inc.*	2,119,580
12,000	Columbia Laboratories, Inc.*	15,240
16,400	Cubist Pharmaceuticals, Inc.*	396,224
6,000	CV Therapeutics, Inc.*	55,260
17,200	Dendreon Corp.*	78,776
73,400	DepoMed, Inc.*	121,110
102,400	Enzon Pharmaceuticals, Inc.*(8)	596,992
3,200	Exponent, Inc.*	96,256
2,040	Facet Biotech Corp.*	19,564
84,497	Genomic Health, Inc.*(8)	1,646,002
36,200	Human Genome Sciences, Inc.*	76,744
2,900	Idera Pharmaceuticals, Inc.*	22,272
26,600	Incyte Corp.*	100,814
18,100	Indevus Pharmaceuticals, Inc.*	56,834
6,200	Isis Pharmaceuticals, Inc.*	87,916
12,300	Martek Biosciences Corp.(8)	372,813
5,200	Matrixx Initiatives, Inc.*	85,748
5,400	Medarex, Inc.*	30,132
1,400	Medicines Company (The)*	20,622
26,300	Medicis Pharmaceuticals Corp. — Class A	365,570
1,600	Medivation, Inc.*	23,312
14,159	Myriad Genetics, Inc.*(8)	938,175
66,100	Nektar Therapeutics*	367,516
38,400	Noven Pharmaceuticals, Inc.*	422,400
45,900	NPS Pharmaceuticals, Inc.*	285,039
31,438	Onyx Pharmaceuticals, Inc.*	1,073,922
58,102	OSI Pharmaceuticals, Inc.*	2,268,883
2,600	Pain Therapeutics, Inc.*	15,392
1,900	Par Pharmaceutical Companies, Inc.*	25,479
10,200	PDL BioPharma, Inc.	63,036

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

26,200	PharMerica Corp.*	$410,554
21,700	Regeneron Pharmaceuticals, Inc.*	398,412
33,900	Salix Pharmaceuticals, Ltd.*	299,337
4,000	Sequenom, Inc.*	79,360
6,900	Synta Pharmaceuticals Corp.*(8)	42,228
27,462	United Therapeutics Corp.*	1,717,748
2,000	USANA Health Services, Inc.*	68,480
44,600	Valeant Pharmaceuticals International*(8)	1,021,340

		21,908,420

	Printing and Publishing — 0.6%
189,453	Bowne & Company, Inc.	1,113,983
9,900	Dolan Media Company*	65,241
22,500	Lee Enterprises, Inc.(8)	9,225
10,300	Scholastic Corp.	139,874
133,790	Valassis Communications, Inc.*	176,603
48,454	VistaPrint, Ltd. (Bermuda)*(8)	901,729

		2,406,655

	Real Estate Investment Trusts — 4.3%
92,907	Acadia Realty Trust	1,325,783
6,600	Agree Realty Corp.	119,658
54,341	American Campus Communities, Inc.	1,112,904
6,400	American Capital Agency Corp.(8)	136,704
21,100	Anworth Mortgage Asset Corp.	135,673
25,700	Associated Estates Realty Corp.	234,641
3,600	Brandywine Realty Trust	27,756
8,900	CapLease, Inc.	15,397
9,800	Care Investment Trust, Inc.	76,342
4,200	Cogdell Spencer, Inc.	39,312
2,600	Cousins Properties, Inc.	36,010
24,800	DuPont Fabros Technology, Inc.	51,336
40,200	Education Realty Trust, Inc.	209,844
35,500	Extra Space Storage, Inc.	366,360
2,200	Hatteras Financial Corp.	58,520
24,000	Healthcare Realty Trust, Inc.	563,520
32,700	Highwoods Properties, Inc.	894,672
106,400	Inland Real Estate Corp.(8)	1,381,072
64,300	Investors Real Estate Trust	688,653
5,900	Kite Realty Group Trust	32,804
19,900	Lexington Realty Trust	99,500
40,100	LTC Properties, Inc.	813,228
1,900	Mid-America Apartment Communities, Inc.	70,604
21,000	Mission West Properties, Inc.	160,650
9,300	Monmouth Real Estate Investment Corp. — Class A	65,100
20,900	National Health Investors, Inc.	573,287
1,400	Nationwide Health Properties, Inc.	40,208
87,500	OMEGA Healthcare Investors, Inc.	1,397,375
4,200	One Liberty Properties, Inc.	36,960
30,304	PS Business Parks, Inc.	1,353,377
103,246	Realty Income Corp.(8)	2,390,144
5,400	Saul Centers, Inc.	213,300
46,500	Senior Housing Properties Trust	833,280
8,700	Urstadt Biddle Properties — Class A	138,591
243,140	U-Store-It Trust	1,081,973

		16,774,538

	Registered Investment Companies — 0.6%
220,475	Ares Capital Corp.	1,395,606
8,700	Harris & Harris Group, Inc.*	34,365
15,010	iShares Russell 2000 Growth Index Fund	763,409

		2,193,380

	Retail — 2.9%
23,300	99 Cents Only Stores*	254,669
25,741	Barnes & Noble, Inc.	386,115
100,230	Big Lots, Inc.*(8)	1,452,333
16,963	BJ’s Wholesale Club, Inc.*	581,152
85,900	Blockbuster, Inc. — Class A*	108,234
13,700	Build-A-Bear-Workshop, Inc.*	66,582
83,825	Casey’s General Stores, Inc.	1,908,695
5,000	Dillard’s, Inc. — Class A	19,850
68,026	EZCORP, Inc. — Class A*	1,034,675
85,970	FGX International Holdings, Ltd. (British Virgin Islands)*	1,181,228
14,600	Fuqi International, Inc. (China)*	91,396
141,714	Hibbett Sports, Inc.*(8)	2,226,328
27,900	Jo-Ann Stores, Inc.*	432,171
42,230	Lumber Liquidators, Inc.*	445,949
1,700	Overstock.com, Inc.*	18,326
38,148	PetMed Express, Inc.*	672,549
15,900	Sally Beauty Holdings, Inc.*	90,471
21,700	Systemax, Inc.	233,709
3,500	Tractor Supply Company*	126,490
6,800	Ulta Salon, Cosmetics & Fragrance, Inc.*	56,304

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Retail (continued)

26,300	Zale Corp.*	$87,579

		11,474,805

	Retail: Restaurants — 1.6%
26,900	AFC Enterprises, Inc.*	126,161
69,355	BJ’s Restaurants, Inc.*(8)	746,953
8,700	Bob Evans Farms, Inc.	177,741
58,288	CEC Entertainment, Inc.*	1,413,484
8,960	Chipotle Mexican Grill, Inc. — Class A*	555,341
27,900	Cracker Barrel Old Country Store, Inc.	574,461
58,200	Denny’s Corp.*	115,818
66,400	Krispy Kreme Doughnuts, Inc.*	111,552
13,298	Panera Bread Company — Class A*(8)	694,688
143,526	Sonic Corp.*	1,746,711

		6,262,910

	Rubber Products — 0.0%
4,400	Myers Industries, Inc.	35,200

	Scientific and Technical Instruments — 0.2%
16,067	Badger Meter, Inc.	466,264
11,600	Varian, Inc.*	388,716

		854,980

	Security Service and Devices — 0.0%
6,300	Cogent, Inc.*	85,491

	Semiconductors — 2.0%
88,800	Amkor Technology, Inc.*	193,584
40,250	Cavium Networks, Inc.*(8)	423,028
73,600	Cirrus Logic, Inc.*	197,248
65,300	Conexant Systems, Inc.*	44,731
77,400	Emulex Corp.*	540,252
84,100	Entegris, Inc.*	184,179
72,100	Integrated Device Technology, Inc.*	404,481
49,700	Integrated Silicon Solution, Inc.*	81,011
72,200	Lattice Semiconductor Corp.*	109,022
92,026	Microsemi Corp.*(8)	1,163,208
21,210	Netlogic Microsystems, Inc.*	466,832
85,300	PMC-Sierra, Inc.*	414,558
47,100	QLogic Corp.*	633,024
20,700	Semtech Corp.*	233,289
117,200	Silicon Image, Inc.*	492,240
191,041	Skyworks Solutions, Inc.*	1,058,367
67,600	Teradyne, Inc.*	285,272
53,314	Tessera Technologies, Inc.*	633,370
37,600	TriQuint Semiconductor, Inc.*	129,344

		7,687,040

	Sporting Goods and Equipment — 0.1%
49,600	Callaway Golf Company	460,784
21,000	Nautilus Group, Inc. (The)*	46,410

		507,194

	Telecommunications Equipment and Services — 2.7%
48,200	ADTRAN, Inc.	717,216
2,200	Anaren, Inc.*	26,290
16,373	Anixter International, Inc.*	493,155
16,200	Arris Group, Inc.*	128,790
255,600	Cincinnati Bell, Inc.*	493,308
16,000	ICO Global Communications (Holdings), Ltd.*	18,080
69,200	IDT Corp. — Class B*	27,680
23,500	InterDigital, Inc.*	646,250
32,700	Iowa Telecommunications Services, Inc.	466,956
25,700	JDS Uniphase Corp.*	93,805
56,900	Neutral Tandem, Inc.*	922,918
35,083	NTELOS Holdings Corp.	865,147
19,800	Plantronics, Inc.	261,360
44,653	Polycom, Inc.*	603,262
127,050	Premiere Global Services, Inc.*	1,093,901
8,500	RCN Corp.*	50,150
10,700	Shenandoah Telecommunications Company	300,135
6,300	Starent Networks Corp.*(8)	75,159
126,490	Syniverse Holdings, Inc.*	1,510,290
33,000	Tekelec*	440,220
94,200	USA Mobility, Inc.*	1,089,894
94,900	UTStarcom, Inc.*	175,565

		10,499,531

	Toys — 0.0%
4,600	Marvel Entertainment, Inc.*	141,450

	Transportation — 1.8%
12,000	American Commercial Lines, Inc.*	58,800
79,600	GATX Corp.	2,465,211
46,762	Genesee & Wyoming, Inc. — Class A*	1,426,241
10,700	Knightsbridge Tankers, Ltd. (Bermuda)	156,755
3,400	Marten Transport, Ltd.*	64,464
28,975	Old Dominion Freight Line, Inc.*	824,629

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Transportation (continued)

7,000	Overseas Shipholding Group, Inc.	$294,770
23,100	Pacer International, Inc.	240,933
158,569	Vitran Corp., Inc. — Class A (Canada)*	983,128
35,700	Werner Enterprises, Inc.	619,038

		7,133,969

	Utilities — 3.5%
59,861	Atmos Energy Corp.	1,418,706
32,500	Black Hills Corp.	876,200
10,400	El Paso Electric Company*	188,136
1,400	IDACORP, Inc.	41,230
19,595	ITC Holdings Corp.	855,910
31,026	New Jersey Resources Corp.	1,220,873
22,400	NorthWestern Corp.	525,728
8,300	Pike Electric Corp.*	102,090
60,300	Portland General Electric Company	1,174,041
900	UIL Holdings Corp.	27,027
119,200	Unisource Energy Corp.	3,499,712
102,797	Westar Energy, Inc.	2,108,366
50,639	WGL Holdings, Inc.	1,655,389

		13,693,408

	Total Common Stocks
	(Cost $519,651,678)	385,467,779

	Warrants—0.0%
640	Lantronix, Inc.*(14) (Cost $0)	—

	Rights—0.0%
	Registered Investment Companies
2	MCG Capital Corp.* (Cost $0)	1

Principal

	Short Term US Treasury Securities — 0.1%
	US Treasury Bills
$555,000	0.03%, 03/19/09(5) (Cost $554,964)	554,964

	Securities Lending Collateral — 7.6%
29,536,670	Securities Lending Collateral Investment (Note 4) (Cost $29,536,670)	29,536,670

	Total Securities (Cost $549,743,312)	415,559,414

	Repurchase Agreements — 0.7%
2,630,335	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $2,630,337 (Collateralized by various US Treasury Bills, 0.01% — 0.05%, due 01/02/09-05/14/09, with a total value of $2,686,470) (Cost $2,630,335)	2,630,335

	Total Investments — 107.3% (Cost $552,373,647)	418,189,749
	Liabilities less other assets — (7.3)%	(28,527,286)

	Net Assets — 100.0%	$389,662,463

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $578,159,236.

The following amount is based on cost for federal income tax purposes:

Gross/Net unrealized depreciation (includes gross unrealized appreciation of $0)	$(159,969,487)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value

	Common Stocks — 98.8%
	Aerospace and Defense — 2.0%
15,183	Aerovironment, Inc.*(8)	$558,886
28,651	Curtiss — Wright Corp.	956,658
17,696	Esterline Technologies Corp.*	670,501
20,100	Teledyne Technologies, Inc.*	895,455

		3,081,500

	Airlines — 0.8%
284,400	AirTran Holdings, Inc.*	1,262,736

	Apparel: Manufacturing and Retail — 5.8%
58,450	Aeropostale, Inc.*	941,045
45,851	Brown Shoe Company, Inc.	388,358
43,100	Buckle, Inc. (The)	940,442
40,100	Children’s Place Retail Stores, Inc. (The)*	869,368
85,100	Dress Barn, Inc. (The)*	913,974
123,900	Foot Locker, Inc.	909,426
43,500	Gymboree Corp. (The)*	1,134,915
20,200	Jos A Bank Clothiers, Inc.*(8)	528,230
78,800	Maidenform Brands, Inc.*	799,820
54,400	Shoe Carnival, Inc.*	519,520
39,878	Wolverine World Wide, Inc.	839,033

		8,784,131

	Automobile: Retail — 0.3%
32,712	America’s Car-Mart, Inc.*	451,753

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.7%
144,702	Amerigon, Inc.*	471,729
45,700	ATC Technology Corp.*	668,591

		1,140,320

	Banks and Financial Services — 5.1%
57,008	City Bank(8)	296,442
65,400	Encore Capital Group, Inc.*	470,880
7,000	First Citizens Bancshares, Inc. — Class A	1,069,600
53,374	Greene Bancshares, Inc.(8)	722,684
99,300	Heckman Corp.*(8)	561,045
45,991	Pacific Capital Bancorp	776,328
13,749	Pinnacle Financial Partners, Inc.*	409,858
22,200	Provident Financial Services, Inc.	339,660
26,000	Stifel Financial Corp.*	1,192,099
62,547	Texas Capital Bancshares, Inc.*	835,628
45,497	United Community Banks, Inc. — Georgia(8)	617,844
27,927	Whitney Holding Corp.	446,553

		7,738,621

	Business Services and Supplies — 4.0%
157,213	CBIZ, Inc.*	1,359,892
27,000	CRA International, Inc.*	727,110
27,100	FTI Consulting, Inc.*(8)	1,210,828
234,700	Hackett Group, Inc.*	685,324
20,100	Huron Consulting Group, Inc.*	1,151,127
77,857	Kforce, Inc.*	597,942
37,098	TrueBlue, Inc.*	355,028

		6,087,251

	Chemicals — 1.2%
69,805	ICO, Inc.*	220,584
67,800	Landec Corp.*	446,124
49,400	Sensient Technologies Corp.	1,179,672

		1,846,380

	Commercial Services — 0.6%
30,419	Team, Inc.*	842,606

	Computer Equipment, Software and Services — 10.2%
20,991	ACI Worldwide, Inc.*	333,757
39,800	ANSYS, Inc.*	1,110,022
103,924	Aspen Technology, Inc.*	771,116
51,500	Avocent Corp.*	922,365
100,049	Bluephoenix Solutions, Ltd. (Israel)*	186,091
26,100	CACI International, Inc. — Class A*	1,176,849
63,179	Compellent Technologies, Inc.*	614,732
35,700	Ebix, Inc.*	853,230
94,530	EPIQ Systems, Inc.*(8)	1,579,597
68,098	FalconStor Software, Inc.*	189,312
57,681	Integral Systems, Inc.*	695,056
19,000	ManTech International Corp. — Class A*	1,029,610
116,891	NetScout Systems, Inc.*	1,007,600
108,554	Radiant Systems, Inc.*	365,827
173,500	Soapstone Networks, Inc.*	447,630
49,900	Solera Holdings, Inc.*	1,202,590
40,870	Sybase, Inc.*	1,012,350
38,200	Synaptics, Inc.*	632,592
52,600	Ultimate Software Group, Inc. (The)*	767,960
139,830	Web.com Group, Inc.*	511,778

		15,410,064

	Construction Services and Supplies — 1.9%
76,100	Beacon Roofing Supply, Inc.*(8)	1,056,268
79,891	Furmanite Corp.*	430,612
44,474	Integrated Electrical Services, Inc.*	389,592

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Construction Services and Supplies (continued)

38,400	Simpson Manufacturing Company, Inc.(8)	$1,065,985

		2,942,457

	Consumer Goods and Services — 1.5%
10,733	Chattem, Inc.*(8)	767,731
33,300	Helen of Troy, Ltd. (Bermuda)*	578,088
87,700	Jarden Corp.*	1,008,550

		2,354,369

	Containers and Packaging — 0.3%
9,400	Silgan Holdings, Inc.	449,414

	Distribution — 0.6%
52,300	Pool Corp.(8)	939,831

	Education — 1.4%
10,800	Capella Education Company*	634,608
62,300	Career Education Corp.*	1,117,662
139,300	ChinaCast Education Corp.*	356,608

		2,108,878

	Electrical Equipment — 1.7%
711,875	Capstone Turbine Corp.*(8)	597,975
101,300	Cogent, Inc.*(8)	1,374,641
23,200	Greatbatch, Inc.*	613,872

		2,586,488

	Electronics — 1.3%
23,600	Diebold, Inc.	662,924
58,000	EnerSys*	638,000
26,937	NVE Corp.*(8)	703,864

		2,004,788

	Engineering — 1.7%
36,658	EMCOR Group, Inc.*	822,239
27,674	Stanley, Inc.*	1,002,352
18,500	VSE Corp.	725,755

		2,550,346

	Entertainment, Leisure and Recreation — 0.3%
16,800	Netflix, Inc.*(8)	502,152

	Environmental Waste Management and Recycling Services — 0.4%
10,800	Clean Harbors, Inc.*	685,152

	Equipment Rental and Leasing — 0.9%
49,000	Aaron Rents, Inc.	1,304,380

	Food and Beverage — 1.5%
7,230	Central European Distribution Corp.*	142,431
86,074	Chiquita Brands International, Inc.*(8)	1,272,174
33,700	Flowers Foods, Inc.	820,932

		2,235,537

	Insurance — 1.4%
29,361	FBL Financial Group, Inc. — Class A	453,627
9,600	Infinity Property & Casualty Corp.	448,608
40,100	IPC Holdings, Ltd. (Bermuda)	1,198,990

		2,101,225

	Internet Services — 5.4%
170,100	Art Technology Group, Inc.*	328,293
105,249	CyberSource Corp.*	1,261,936
155,824	eResearchTechnology, Inc.*	1,033,113
39,800	F5 Networks, Inc.*	909,828
151,500	GigaMedia, Ltd. (Singapore)*(8)	852,945
43,822	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*(8)	1,418,080
158,900	TeleCommunications Systems, Inc. — Class A*	1,364,951
70,300	Websense, Inc.*	1,052,391

		8,221,537

	Machinery — 0.8%
45,304	Chart Industries, Inc.*	481,582
103,900	Flow International Corp.*	251,438
52,153	PMFG, Inc.*	498,582

		1,231,602

	Manufacturing — 2.3%
18,600	AptarGroup, Inc.	655,464
33,500	EnPro Industries, Inc.*	721,590
126,100	GrafTech International, Ltd.*	1,049,152
30,980	II-VI, Inc.*	591,408
22,456	Woodward Governor Company	516,937

		3,534,551

	Medical Equipment, Supplies, and Services — 11.8%
108,944	American Medical Systems Holdings, Inc.*	979,407
222,354	Bruker BioSciences Corp.*	898,310
109,512	Celera Corp.*	1,218,869
44,555	Cross Country Healthcare, Inc.*	391,638
94,548	CryoLife, Inc.*	918,061
19,800	Emergency Medical Services Corp. — Class A*	724,878

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

42,800	Ensign Group, Inc.	$716,472
47,500	ICON PLC (ADR) (Ireland)*	935,275
49,600	Immucor, Inc.*	1,318,368
86,600	inVentiv Health, Inc.*	999,364
71,631	IRIS International, Inc.*	998,536
6,428	LHC Group, Inc.*	231,408
43,000	Merit Medical Systems, Inc.*	770,990
32,800	Neogen Corp.*	819,344
39,774	Psychiatric Solutions, Inc.*(8)	1,107,706
34,306	RehabCare Group, Inc.*	520,079
36,500	STERIS Corp.	871,985
17,831	SurModics, Inc.*(8)	450,589
73,391	Synovis Life Technologies, Inc.*	1,375,348
54,764	US Physical Therapy, Inc.*	730,004
56,400	VNUS Medical Technologies*	914,808

		17,891,439

	Metals and Mining — 1.5%
55,900	AK Steel Holding Corp.	520,988
5,454	Kaiser Aluminum Corp.	122,824
25,600	Olympic Steel, Inc.	521,472
30,800	Schnitzer Steel Industries, Inc. — Class A	1,159,620

		2,324,904

	Oil, Coal and Gas — 6.0%
39,863	Arena Resources, Inc.*	1,119,751
47,061	Bill Barrett Corp.*	994,399
211,132	Cano Petroleum, Inc.*	92,898
14,000	Core Laboratories NV (the Netherlands)	838,040
107,000	EXCO Resources, Inc.*	969,420
36,700	Gulf Island Fabrication, Inc.	528,847
117,953	Hercules Offshore, Inc.*	560,277
30,747	Hornbeck Offshore Services, Inc.*	502,406
49,208	Natural Gas Services Group*	498,477
206,791	North American Energy Partners, Inc. (Canada)*	690,682
39,600	Oil States International, Inc.*	740,124
65,800	Parker Drilling Company*	190,820
21,000	Penn Virginia Corp.	545,580
79,700	PetroQuest Energy, Inc.*	538,772
42,157	T-3 Energy Services, Inc.*	397,962

		9,208,455

	Paper and Forest Products — 0.5%
24,500	Rock-Tenn Company — Class A	837,410

	Pharmaceuticals/Research and Development — 5.0%
63,999	Albany Molecular Research, Inc.*	623,350
34,800	Alexion Pharmaceuticals, Inc.*	1,259,412
50,400	Alnylam Pharmaceuticals, Inc.*(8)	1,246,392
31,200	Cubist Pharmaceuticals, Inc.*	753,792
25,564	Exponent, Inc.*	768,965
34,900	Medicines Company (The)*	514,077
18,400	Myriad Genetics, Inc.*(8)	1,219,184
82,537	Oculus Innovative Sciences, Inc.*(8)	117,203
32,200	Questcor Pharmaceuticals, Inc.*	299,782
168,949	VIVUS, Inc.*	898,809

		7,700,966

	Real Estate Investment Trusts — 0.5%
31,800	BioMed Realty Trust, Inc.	372,696
15,400	Entertainment Properties Trust	458,920

		831,616

	Retail — 1.9%
60,000	First Cash Financial Services, Inc.*	1,143,600
36,700	Pantry, Inc. (The)*	787,215
53,500	PetMed Express, Inc.*	943,205

		2,874,020

	Retail: Restaurants — 1.9%
30,200	Bob Evans Farms, Inc.	616,986
38,525	Buffalo Wild Wings, Inc.*(8)	988,166
45,700	PF Chang’s China Bistro, Inc.*	956,958
18,100	Red Robin Gourmet Burgers, Inc.*	304,623

		2,866,733

	Semiconductors — 3.2%
125,320	Advanced Analogic Technologies, Inc.*	378,466
279,300	ANADIGICS, Inc.*	413,364
38,000	Monolithic Power Systems, Inc.*	479,180
210,400	O2Micro International, Ltd. (ADR) (Cayman Islands)*	412,384
185,700	PMC-Sierra, Inc.*	902,502
84,400	Semtech Corp.*	951,188
158,800	Silicon Motion Technology Corp. (ADR) (Cayman Islands)*(8)	363,652
51,700	Techwell, Inc.*	336,050
88,185	Zoran Corp.*	602,304

		4,839,090

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)
	Telecommunications Equipment and Services — 7.1%
50,400	ADTRAN, Inc.	$749,952
25,020	Comtech Telecommunications Corp.*	1,146,416
30,062	EMS Technologies, Inc.*	777,704
19,278	General Cable Corp.*(8)	341,028
62,115	GeoEye, Inc.*(8)	1,194,471
116,100	Globecomm Systems, Inc.*	637,389
52,763	NICE — Systems, Ltd. (ADR) (Israel)*	1,185,585
72,200	Oplink Communications, Inc.*	620,920
107,800	SeaChange International, Inc.*	777,238
95,647	Starent Networks Corp.*(8)	1,141,069
96,500	Syniverse Holdings, Inc.*	1,152,210
76,700	Tekelec*	1,023,178

		10,747,160

	Toys — 0.5%
38,100	JAKKS Pacific, Inc.*	786,003

	Transportation — 4.3%
23,900	Arkansas Best Corp.(8)	719,629
114,363	Celadon Group, Inc.*	975,516
17,300	DryShips, Inc. (Marshall Islands)(8)	184,418
74,053	Excel Maritime Carriers, Ltd. (Liberia)(8)	521,333
18,600	Genco Shipping & Trading, Ltd. (Marshall Islands)(8)	275,280
61,500	Heartland Express, Inc.(8)	969,240
28,366	Hub Group, Inc. — Class A*	752,550
35,800	Kansas City Southern*	681,990
27,500	Marten Transport, Ltd.*	521,400
31,400	Old Dominion Freight Line, Inc.*	893,644

		6,495,000

	Utilities — 0.5%
40,700	Avista Corp.	788,766

	Total Common Stocks (Cost $200,448,438)	150,589,631

Principal		Value

	Securities Lending Collateral—11.2%
$17,132,330	Securities Lending Collateral Investment (Note 4) (Cost $17,132,330)	$17,132,330

	Total Investments — 110.0% (Cost $217,580,768)	167,721,961
	Liabilities less other assets — (10.0)%	(15,209,102)

	Net Assets — 100.0%	$152,512,859

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $221,835,085.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,680,789
Gross unrealized depreciation	(55,793,913)

Net unrealized depreciation	$(54,113,124)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2008

Shares		Value	Country

	Common Stocks — 100.0%
	Aerospace and Defense — 0.4%
77,952	MTU Aero Engines Holding AG	$2,156,323	GER
210,174	Saab AB-Class B	1,967,111	SWE

		4,123,434

	Agriculture — 0.7%
4,889,144	Chaoda Modern Agriculture (Holdings), Ltd.	3,141,814	CAY
64,000	Potash Corp. of Saskatchewan, Inc.	4,686,080	CDA

		7,827,894

	Airlines — 2.0%
2,009,000	Air New Zealand, Ltd.	1,128,815	NZE
2,425,266	easyJet PLC*	9,970,171	BRI
3,537,400	Qantas Airways, Ltd.	6,516,977	AUS
612,671	Singapore Airlines, Ltd.	4,818,624	SIN

		22,434,587

	Apparel: Manufacturing and Retail — 0.9%
364,500	Benetton Group SpA	3,163,086	ITA
53,230	Hennes & Mauitz AB- Class B	2,117,229	SWE
65,655	Industria de Diseno Textil SA	2,923,676	SPA
104,480	Next PLC	1,641,809	BRI
26,000	Onward Holdings Company, Ltd.	207,238	JPN

		10,053,038

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 4.9%
329,200	Alpine Electronics, Inc.	2,642,585	JPN
1,119,000	Calsonic Kansei Corp.	1,598,745	JPN
244,600	Daimler AG	9,319,724	GER
1,521,000	Fuji Heavy Industries, Ltd.	4,179,898	JPN
10,200	Georg Fischer AG	2,354,136	SWI
1,726,700	GKN PLC	2,404,144	BRI
351,600	Honda Motor Company, Ltd.	7,488,619	JPN
77,600	Magna International, Inc. — Class A	2,310,085	CDA
1,664,300	Nissan Motor Company, Ltd.	5,987,538	JPN
105,400	PSA Peugeot Citroen SA	1,801,991	FRA
258,600	Toyota Auto Body Company, Ltd.	3,789,313	JPN
249,400	Toyota Motor Corp.	8,244,747	JPN
104,788	Valeo SA	1,561,025	FRA

		53,682,550

	Banks and Financial Services — 19.0%
772,498	3i Group PLC	3,025,162	BRI
2,240	ACOM Company, Ltd.	94,672	JPN
424,800	Allied Irish Banks PLC	1,016,134	IRE
239,500	Alpha Bank AE	2,240,672	GRC
2,594,000	Aozora Bank, Ltd.	2,437,054	JPN
279,900	Banco Bilbao Vizcaya Argentaria SA	3,468,071	SPA
721,700	Banco Espirito Santo SA	6,721,767	POR
1,553,900	Banco Santander Central Hispano SA	15,011,774	SPA
178,533	Banco Santander SA	1,618,478	SPA
252,300	Bank of Montreal	6,386,695	CDA
2,469,900	Barclays PLC	5,613,801	BRI
185,900	BNP Paribas SA	8,024,287	FRA
244,800	Canadian Imperial Bank of Commerce	10,131,092	CDA
1,218,000	Chiba Bank, Ltd. (The)	7,617,184	JPN
1,236,500	China Merchants Bank Company, Ltd. — Class H	2,313,582	CHN
171,900	Commerzbank AG	1,633,243	GER
440,100	Credit Agricole SA	4,943,266	FRA
130,100	Credit Suisse Group	3,645,997	SWI
288,500	Danske Bank A/S	2,906,348	DEN
84,100	Deutsche Bank AG	3,325,841	GER
190,500	Dexia	863,694	BEL
956,400	DNB NOR ASA	3,794,653	NOR
1,467,106	HBOS PLC	1,518,708	BRI
398,100	Hitachi Capital Corp.	4,980,343	JPN
2,311,000	Industrial and Commercial Bank of China, Ltd.	2,488,306	HNG
1,082,900	Intesa Sanpaolo	3,933,843	ITA
319,800	Irish Life & Permanent PLC	700,408	IRE
166,039	Julius Baer Holding AG	6,435,226	SWI
202,900	Laurentian Bank of Canada	5,670,352	CDA

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value	Country

	Common Stocks (continued)
	Banks and Financial Services (continued)

1,895,100	Lloyds TSB Group PLC	$3,586,891	BRI
129,000	Macquarie Group, Ltd.	2,618,102	AUS
2,050	Mizuho Financial Group, Inc.(20)	5,827,744	JPN
147,907	Muenchener Rueckversicherungs-Gesellschaft AG	22,962,258	GER
246,000	National Australia Bank, Ltd.	3,616,610	AUS
230,600	National Bank of Canada	5,846,723	CDA
382,200	Nomura Holdings, Inc.	3,182,321	JPN
435,900	Nordea Bank AB	3,106,959	SWE
56,200	SFCG Company, Ltd.	2,479,232	JPN
515,700	SNS Reaal	2,834,500	NET
84,200	Societe Generale	4,271,719	FRA
567,682	Standard Chartered PLC	7,264,076	BRI
185,000	Sumitomo Trust and Banking Company, Ltd. (The)	1,093,581	JPN
119,100	Sun Life Financial, Inc.	2,743,786	CDA
579,293	Suncorp-Metway, Ltd.	3,414,535	AUS
228,878	Svenska Handelsbanken AB — Class A	3,784,781	SWE
182,300	Swedbank AB — Class A	1,076,791	SWE
546,860	UBS AG*	7,956,461	SWI

		210,227,723

	Broadcast Services/Media — 1.8%
140,500	Rogers Communications, Inc. — Class B	4,164,354	CDA
466,259	Vivendi Universal SA	15,197,277	FRA

		19,361,631

	Business Services and Supplies — 1.7%
897,203	Capita Group PLC	9,624,236	BRI
1,396,000	Marubeni Corp.	5,344,668	JPN
1,275,222	Michael Page International PLC	4,007,369	BRI

		18,976,273

	Chemicals — 1.3%
321,000	ADEKA Corp.	2,366,936	JPN
6,140	Arkema	105,813	FRA
82,000	Kaneka Corp.	523,793	JPN
264,800	Methanex Corp.	2,938,647	CDA
601,000	Nippon Shokubai Company, Ltd.	4,631,316	JPN
171,800	Nova Chemicals Corp.	814,119	CDA
708,500	Sumitomo Bakelite Company, Ltd.	2,859,846	JPN

		14,240,470

	Computer Equipment, Software and Services — 0.7%
560,712	Autonomy Corp. PLC*	7,802,376	BRI

	Construction Services and Supplies — 1.5%
8,800	Cementos Portland Valderrivas SA	304,256	SPA
3,358,000	China Communications Construction Company, Ltd. — Class H	4,195,724	CHN
15,600	Ciments Francais SA	1,319,555	FRA
84,600	Compagnie Generale de Geophysique Veritas (CGG — Veritas)	3,997,374	FRA
43,500	Lafarge SA	2,660,526	FRA
91,000	Maeda Road Construction Company, Ltd.	911,320	JPN
910,000	Sanwa Shutter Corp.	3,500,083	JPN

		16,888,838

	Consumer Goods and Services — 2.2%
244,576	British American Tobacco PLC	6,380,210	BRI
302,100	Electrolux AB — Series B	2,643,396	SWE
120,534	Reckitt Benckiser Group PLC	4,516,517	BRI
289,755	Swedish Match AB	4,183,147	SWE
80,400	Unicharm Corp.	6,048,629	JPN

		23,771,899

	Containers and Packaging — 0.1%
153,784	Amcor, Ltd.	624,949	AUS

	Diversified Operations and Services — 1.9%
257,200	BASF AG	9,993,172	GER
318,000	Mitsubishi Corp.	4,504,171	JPN
697,500	Sumitomo Corp.	6,186,324	JPN

		20,683,667

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value	Country

	Common Stocks (continued)

	Electronics — 1.0%
210,886	ABB, Ltd.	$3,216,042	SWI
387,500	Omron Corp.	5,206,394	JPN
810,100	Toshiba Tec Corp.	2,442,188	JPN

		10,864,624

	Energy Services — 0.6%
59,000	LDK Solar Company, Ltd. (ADR)*	774,080	CHN
91,083	Vestas Wind Systems A/S*	5,359,942	DEN

		6,134,022

	Engineering — 0.1%
494,000	Downer EDI, Ltd.	1,325,570	AUS

	Food and Beverage — 2.2%
1,772	Barry Callebaut AG	1,160,076	SWI
508,600	Cadbury PLC	4,494,211	BRI
64,100	East Asiatic Company, Ltd.	2,182,635	DEN
489,600	Foster’s Group, Ltd.	1,883,041	AUS
280,500	Greene King PLC	1,612,338	BRI
184,958	Nestle SA	7,323,993	SWI
1,537,300	Northern Foods PLC	1,268,639	BRI
799,400	Tate & Lyle PLC	4,657,851	BRI

		24,582,784

	Insurance — 6.1%
58,555	Allianz SE	6,230,300	GER
697,500	Amlin PLC	3,625,536	BRI
730,700	Aviva PLC	4,140,499	BRI
19,500	Fairfax Financial Holdings, Ltd.	6,160,389	CDA
1,939,300	Friends Provident PLC	2,478,863	BRI
564,500	ING Groep NV	6,212,856	NET
1,003,300	Milano Assicurazioni SpA	3,150,940	ITA
4,176,300	Old Mutual PLC	3,356,670	BRI
2,049,500	Royal & Sun Alliance Insurance Group PLC	4,084,071	BRI
311,100	SCOR SE	7,187,489	FRA
94,700	Swiss Re	4,637,043	SWI
71,400	Zurich Financial Services AG	15,599,542	SWI

		66,864,198

	Internet Services — 0.9%
91,300	Ctrip.com International, Ltd. (ADR)	2,172,940	CAY
54,884	Metro AG	2,182,658	GER
12,550	Yahoo! Japan Corp.	5,149,442	JPN

		9,505,040

	Machinery — 0.6%
135,700	Heidelberger Druckmaschinen AG	1,216,277	GER
192,500	Komatsu, Ltd.	2,455,629	JPN
15,900	Rieter Holding AG	2,605,071	SWI

		6,276,977

	Manufacturing — 1.9%
914,000	Asahi Glass Company, Ltd.	5,210,080	JPN
2,080,680	Hansen Transmissions*	3,446,588	BEL
1,126,300	IMI PLC	4,473,693	BRI
704,000	Kurabo Industries, Ltd.	1,175,003	JPN
24,340	Siemens AG	1,832,400	GER
1,155,936	Tomkins PLC	2,081,210	BRI
350,300	Trelleborg AB — Class B	2,225,872	SWE

		20,444,846

	Medical Equipment, Supplies, and Services — 0.7%
94,827	Fresenius Medical Care AG & Company	4,359,367	GER
30,160	Synthes, Inc.	3,824,468	SWI

		8,183,835

	Metals and Mining — 4.2%
248,676	Anglo American PLC	5,803,375	BRI
229,900	Barrick Gold Corp.	8,453,422	CDA
412,617	BHP Billiton PLC	8,002,941	BRI
646,100	BlueScope Steel, Ltd.	1,587,402	AUS
326,600	Companhia Vale do Rio Doce (ADR)	3,955,126	BRA
1,202,100	Minara Resources, Ltd.	241,976	AUS
37,300	Norddeutsche Affinerie AG	1,468,413	GER
80,200	Rautaruukki Oyj	1,400,725	FIN
60,461	Salzgitter AG	4,698,741	GER
302,400	ThyssenKrupp AG	8,418,245	GER
94,700	voestalpine AG	2,045,987	AST

		46,076,353

	Office Equipment, Supplies, and Services — 1.4%
409,000	Brother Industries, Ltd.	2,439,965	JPN

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value	Country

	Common Stocks (continued)
	Office Equipment, Supplies, and Services (continued)

26,592	Neopost SA	$2,412,915	FRA
193,900	Oce NV	856,567	NET
655,000	Ricoh Company, Ltd.	8,394,953	JPN
3,314,500	TPV Technology, Ltd.	1,077,953	HNG

		15,182,353

	Oil, Coal and Gas — 13.5%
194,430	BG Group PLC	2,691,215	BRI
2,760,581	BP PLC	21,310,098	BRI
124,900	Canadian Natural Resources, Ltd.	4,932,260	CDA
1,420,200	Cosmo Oil Company, Ltd.	4,421,265	JPN
73,700	EnCana Corp.	3,400,528	CDA
822,300	Eni SpA	19,787,567	ITA
987,100	Nippon Oil Corp.	5,004,957	JPN
174,800	Norsk Hydro ASA	712,206	NOR
139,900	Petro-Canada	3,028,050	CDA
211,300	Petroleo Brasileiro SA — Petrobras (ADR)	5,174,737	BRA
415,600	Repsol YPF SA	8,873,149	SPA
363,460	Royal Dutch Shell PLC — Class A	9,549,205	NET
835,800	Royal Dutch Shell PLC — Class B	21,186,195	NET
196,350	Seadrill, Ltd.	1,600,253	BER
735,500	Showa Shell Sekiyu KK	7,288,758	JPN
150,712	StatoilHydro ASA	2,520,627	NOR
254,900	Suncor Energy, Inc.	4,897,714	CDA
414,378	Total SA	22,782,186	FRA

		149,160,970

	Pharmaceuticals/Research and Development — 11.6%
72,271	Actelion, Ltd.*	4,088,480	SWI
70,700	Astellas Pharma, Inc.	2,893,914	JPN
772,252	AstraZeneca PLC	31,593,113	BRI
338,900	Biovail Corp.	3,168,008	CDA
154,707	CSL, Ltd.	3,648,279	AUS
74,000	Eisai Company, Ltd.	3,087,990	JPN
285,300	GlaxoSmithKline PLC	5,305,930	BRI
205,876	H Lundbeck A/S	4,305,766	DEN
324,400	Recordati SpA	1,780,737	ITA
63,308	Roche Holding AG	9,801,162	SWI
47,503	Sanofi-Aventis	3,010,218	FRA
465,445	Sanofi-Aventis	29,771,374	FRA
246,972	Shire PLC	3,637,886	JER
6,204,100	Sigma Pharmaceuticals, Ltd.	4,689,584	AUS
67,900	Takeda Pharmaceutical Company, Ltd.	3,539,105	JPN
318,100	Teva Pharmaceutical Industries, Ltd. (ADR)	13,541,517	ISR

		127,863,063

	Real Estate Development and Services — 0.4%
234,000	Mitsui Fudosan Company, Ltd.	3,901,304	JPN

	Retail — 0.7%
308,300	Circle K Sunkus Company, Ltd.	5,577,718	JPN
249,468	JJB Sports PLC	14,799	BRI
27,243	PPR	1,783,746	FRA
4,729	Valora Holding AG	692,547	SWI

		8,068,810

	Retail: Restaurants — 0.2%
112,200	Plenus Company, Ltd.	2,020,454	JPN

	Retail: Supermarkets — 1.6%
1,472,061	J Sainsbury PLC	7,024,696	BRI
304,639	Koninklijke Ahold NV	3,754,044	NET
1,768,147	William Morrison Supermarkets PLC	7,166,905	BRI

		17,945,645

	Rubber Products — 0.0%
75,000	Zeon Corp.	256,748	JPN

	Semiconductors — 0.8%
4,478,084	ARM Holdings PLC	5,669,167	BRI
195,609	ASML Holding NV	3,526,278	NET

		9,195,445

	Telecommunications Equipment and Services — 9.1%
4,188,000	BT Group PLC	8,422,500	BRI
389,500	China Mobile, Ltd.	3,951,912	HNG
265,098	Deutsche Telekom AG	4,008,102	GER
151,951	Elcoteq Network Corp. — Class A*	261,212	FIN
337,313	France Telecom SA	9,401,832	FRA
608,577	Koninklijke (Royal) KPN NV	8,847,772	NET

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Shares		Value	Country

	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

1,588,500	MobileOne, Ltd.	$1,640,054	SIN
2,324	Nippon Telegraph and Telephone Corp.	11,998,147	JPN
6,913	NTT DoCoMo, Inc.	13,606,969	JPN
232,300	Portugal Telecom SGPS SA	1,987,987	POR
109,480	Research In Motion, Ltd.*	4,442,698	CDA
515,900	Softbank Corp.	9,369,358	JPN
11,000	Swisscom AG	3,568,233	SWI
267,169	Telefonica SA	6,030,460	SPA
5,201,474	Vodafone Group PLC	10,650,795	BRI
395,600	VTech Holdings, Ltd.	1,675,928	BER

		99,863,959

	Toys — 0.8%
23,700	Nintendo Company, Ltd.	9,056,995	JPN

	Transportation — 0.9%
567	East Japan Railway Company(20)	4,309,575	JPN
2,535,000	Neptune Orient Lines, Ltd.	1,992,119	SIN
1,367,100	Orient Overseas International, Ltd.	3,065,432	BER

		9,367,126

	Utilities — 1.6%
73,100	ATCO, Ltd. — Class I	2,250,142	CDA
212,000	E.ON AG	8,324,654	GER
643,700	Enel SpA	4,146,460	ITA
81,566	Fortum Oyj	1,772,865	FIN
43,116	Veolia Environment	1,360,006	FRA

		17,854,127

	Total Common Stocks (Cost $1,526,871,660)	1,100,694,577

	Rights — 0.0%
	Banks and Financial Services
2,030,326	HBOS PLC*	—	BRI
823,799	Lloyds TSB Group PLC*	—	BRI

	Total Rights (Cost $0)	—

	Total Securities (Cost $1,526,871,660)	1,100,694,577

Principal

	Repurchase Agreements — 1.1%
$11,897,953	With State Street Bank and Trust, dated 12/31/08, 0.01%, due 01/02/09, repurchase proceeds at maturity $11,897,960 (Collateralized by US Treasury Bill, 0.01%, due 01/02/09, with a value of $12,187,800) (Cost $11,897,953)	11,897,953	USA

	Total Investments — 101.1% (Cost $1,538,769,613)	1,112,592,530
	Liabilities less other assets — (1.1)%	(12,532,886)

	Net Assets — 100.0%	$1,100,059,644

The aggregate cost of securities for federal income tax purposes at December 31, 2008 is $1,576,268,291.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$5,531,768
Gross unrealized depreciation	(469,207,529)

Net unrealized depreciation	$(463,675,761)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2008

Percent of Total
Country Composition	Investments at Value

Australia (AUS)	2.71%
Austria (AST)	0.18
Belgium (BEL)	0.39
Bermuda (BER)	0.67
Brazil (BRA)	0.82
Canada (CDA)	7.77
Cayman Islands (CAY)	0.48
China (CHN)	0.65
Denmark (DEN)	1.33
Finland (FIN)	0.31
France (FRA)	10.93
Germany (GER)	8.28
Greece (GRC)	0.20
Hong Kong (HNG)	0.58
Ireland (IRE)	0.15
Israel (ISR)	1.22
Italy (ITA)	3.23
Japan (JPN)	19.55
Jersey, Channel Islands (JER)	0.33
New Zealand (NZE)	0.10
Norway (NOR)	0.63
Portugal (POR)	0.78
Singapore (SIN)	0.76
Spain (SPA)	3.44
Sweden (SWE)	1.90
Switzerland (SWI)	6.91
The Netherlands (NET)	3.20
United Kingdom (BRI)	21.43
United States (USA)	1.07

Total Percentage	100.00%

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO OF INVESTMENTS (Continued)

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
December 31, 2008

Footnotes:

*	Non-income producing security.
144A	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.

1)	Variable rate security. The rate shown was in effect at December 31, 2008.
2)	Quarterly reset provision. The rate shown was in effect at December 31, 2008.
3)	Monthly reset provision. The rate shown was in effect at December 31, 2008.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or for swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	All or part of this security is on loan.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at December 31, 2008. Not applicable.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at December 31, 2008.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at December 31, 2008.
Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at December 31, 2008.

Series	Market Value	Percentage
Total Return Bond	$1,965,661	0.65%
High Yield Bond	4,021,234	0.91
Balanced	937,783	0.56
Value	3,974	0.01
Small Core	—	—

International Equity —
The value and percentage based upon Portfolio net assets of the investments that apply the fair valuation policy as described in note 2A of the Notes to Financial Statements are $853,954,445 and 77.63%, respectively.
15)	Principal amount for this security is denominated in British Pound Sterling.
16)	Principal amount for this security is denominated in Euros.
17)	Principal amount for this security is denominated in Japanese Yen.
18)	Principal amount for this security is denominated in New Zealand Dollars. Not applicable.
19)	Principal amount for this security is denominated in Mexican Pesos.
20)	Security has been deemed illiquid pursuant to procedures approved by the Advisor and may be difficult to sell.

Abbreviations:
ADR	American Depository Receipt.
HB	High Coupon Bonds (a.k.a. “IO-ettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO OF INVESTMENTS (Continued)

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS (Continued)
December 31, 2008

Abbreviations:
REG S	Security is sold under Regulation S of the Securities Act of 1933, which governs offers and sales outside the US without registration under the Securities Act of 1933. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

• Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis except the International Equity Portfolio.
• Securities designated as Supra National jurisdictions are represented by an international organization, or union, whereby member states transcend national boundaries or interests to share in the decision-making and vote on issues pertaining to the wider grouping.
• Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
• Footnotes and abbreviations may or may not appear in each portfolio of investments.

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO COMPOSITION

December 31, 2008

The following charts summarize the portfolio composition of each Series by asset type.

Money Market
Commercial Paper	33.1%
Yankee Certificates of Deposit	26.5
Short Term US Government Agency Securities	22.9
Repurchase Agreements/Cash Equivalents	9.5
Short Term Corporate Notes	4.9
Domestic Certificates of Deposit	3.0
Other assets less liabilities	0.1

100.0%

High Quality Bond
Corporate Bonds and Notes	64.5%
US Government Agency Securities	26.5
US Treasury Securities	3.9
Securities Lending Collateral	2.5
Short Term US Government Agency Securities	2.4
Municipal Bonds	1.5
Repurchase Agreements/Cash Equivalents	0.5
Liabilities less other assets	(1.8)

100.0%

Inflation-Protected Securities
US Treasury Securities	88.6%
Repurchase Agreements/Cash Equivalents	4.5
Corporate Bonds and Notes	3.0
US Government Agency Securities	2.7
Purchased Put Options	0.0 *
Other assets less liabilities	1.2

100.0%

Core Bond
US Government Agency Securities	65.7%
Corporate Bonds and Notes	48.2
Preferred Corporate Bonds and Notes	3.2
Foreign Government Obligations	2.4
US Treasury Securities	2.4
Repurchase Agreements/Cash Equivalents	0.5
Securities Lending Collateral	0.1
Purchased Put Options	0.0 *
Put Options Written	(0.0)*
Call Options Written	(0.6)
Securities Sold Short	(15.0)
Liabilities less other assets	(6.9)

100.0%

Total Return Bond
US Government Agency Securities	58.7%
Corporate Bonds and Notes	52.4
Short Term US Government Agency Securities	6.9
US Treasury Securities	3.7
Repurchase Agreements/Cash Equivalents	2.8
Preferred Corporate Bonds and Notes	0.9
Foreign Government Obligations	0.4
Municipal Bonds	0.2
Securities Lending Collateral	0.2
Preferred Stocks	0.0 *
Convertible Bonds	0.0 *
Put Options Written	(0.0)*
Call Options Written	(0.6)
Liabilities less other assets	(25.6)

100.0%

High Yield Bond
Corporate Bonds and Notes	82.4%
Repurchase Agreements/Cash Equivalents	8.9
Loan Participations	4.9
Convertible Preferred Stocks	0.4
Convertible Bonds	0.3
Common Stocks	0.2
Preferred Stocks	0.2
Other assets less liabilities	2.7

100.0%

Balanced
Common Stocks	56.6%
Corporate Bonds and Notes	27.8
US Government Agency Securities	19.0
Repurchase Agreements/Cash Equivalents	2.2
Securities Lending Collateral	1.1
Municipal Bonds	0.6
Preferred Corporate Bonds and Notes	0.4
Foreign Government Obligations	0.3
US Treasury Securities	0.1
Convertible Bonds	0.0 *
Preferred Stocks	0.0 *
Put Options Written	(0.0)*
Call Options Written	(0.3)
Liabilities less other assets	(7.8)

100.0%

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO COMPOSITION (Continued)

December 31, 2008

Large Value (formerly, Value & Income)
Common Stocks	99.0%
Repurchase Agreements/Cash Equivalents	0.8
Other assets less liabilities	0.2

100.0%

Value
Common Stocks	98.9%
Securities Lending Collateral	4.3
Repurchase Agreements/Cash Equivalents	2.1
Preferred Stocks	0.0 *
Liabilities less other assets	(5.3)

100.0%

Large Core (formerly, Growth & Income)
Common Stocks	95.9%
Securities Lending Collateral	1.4
Repurchase Agreements/Cash Equivalents	0.5
Other assets less liabilities	2.2

100.0%

Large Growth (formerly, Equity Growth)
Common Stocks	98.7%
Securities Lending Collateral	3.4
Repurchase Agreements/Cash Equivalents	1.1
Liabilities less other assets	(3.2)

100.0%

Growth (formerly, Aggressive Equity)
Common Stocks	98.2%
Securities Lending Collateral	2.8
Repurchase Agreements/Cash Equivalents	1.4
Liabilities less other assets	(2.4)

100.0%

Mid Value (formerly, Mid-Cap Value)
Common Stocks	96.9%
Repurchase Agreements/Cash Equivalents	2.9
Securities Lending Collateral	2.2
Convertible Bonds	0.0 *
Liabilities less other assets	(2.0)

100.0%

Mid Growth (formerly, Mid-Cap Growth)
Common Stocks	97.8%
Securities Lending Collateral	6.6
Repurchase Agreements/Cash Equivalents	2.5
Liabilities less other assets	(6.9)

100.0%

Small Value (formerly, Small-Cap Value)
Common Stocks	97.7%
Securities Lending Collateral	4.6
Repurchase Agreements/Cash Equivalents	0.3
Liabilities less other assets	(2.6)

100.0%

Small Core (formerly, Special Equity)
Common Stocks	98.9%
Securities Lending Collateral	7.6
Repurchase Agreements/Cash Equivalents	0.7
Short Term US Treasury Securities	0.1
Rights	0.0 *
Warrants	0.0 *
Liabilities less other assets	(7.3)

100.0%

Small Growth (formerly, Small-Cap Growth)
Common Stocks	98.8%
Securities Lending Collateral	11.2
Liabilities less other assets	(10.0)

100.0%

International Equity
Common Stocks	100.0%
Repurchase Agreements/Cash Equivalents	1.1
Rights	0.0 *
Liabilities less other assets	(1.1)

100.0%

*	Amount rounds to less than 0.05% or (0.05)%.

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
1. Organization and Business

Transamerica Partners Portfolios (formerly, Diversified Investors Portfolios) (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Large Value Portfolio (formerly, the Value & Income Portfolio), the Value Portfolio, the Large Core Portfolio (formerly, the Growth & Income Portfolio), the Large Growth Portfolio (formerly, the Equity Growth Portfolio), the Growth Portfolio (formerly, the Aggressive Equity Portfolio), the Mid Value Portfolio (formerly, the Mid-Cap Value Portfolio), the Mid Growth Portfolio (formerly, the Mid-Cap Growth Portfolio), the Small Value Portfolio (formerly, the Small-Cap Value Portfolio), the Small Core Portfolio (formerly, the Special Equity Portfolio), the Small Growth Portfolio (formerly, the Small-Cap Growth Portfolio), and the International Equity Portfolio (each a “Series”). The effective date of name changes for the Series Portfolio and selected Series was May 1, 2008. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market — The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond — The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities — The Series’ goal is to seek maximum real return consistent with the preservation of capital.

Core Bond — The Series’ goal is to achieve maximum total return.

Total Return Bond — The Series’ goal is to maximize long-term total return.

High Yield Bond — The Series’ goal is to provide a high level of current income.

Balanced — The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Large Value — The Series’ goal is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value — The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.

Large Core — The Series’ goal is to provide capital appreciation and current income.

Large Growth — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Growth — The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (continued)

Small Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small Core — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity — The Series’ goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. Significant Accounting Policies

     A. Security Valuation:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the official closing price or last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds and warrants are valued at the last available bid prices by an independent pricing service. Option contracts that are traded on commodities or securities exchanges are normally valued at the last mean price on the exchange on which they are traded; if mean prices are not available, the bid price will be used. If neither mean nor bid prices are available, a broker quote will be obtained. Futures contracts traded on commodities or securities exchanges are normally valued at the last closing price on the exchange on which they are traded. If last closing price is not available for futures contracts, a broker quote will be obtained. Swap agreements are normally valued by an independent pricing service. If the independent pricing service is not able to value a swap contract, that contract will be valued at bid price. If bid is not available, a broker quote will be obtained. When valuations are not readily available, securities will be valued at their fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, all Series apply fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

The Series adopted the Financial Accounting Standards Board (“FASB”) Standard No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

accounting principles and expands financial statement disclosures about fair value measurements that are relevant to the Series.

Various inputs are used in determining the value of each Series’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used to value each Series’ net assets as of December 31, 2008:

				Total Investments in
	Investments in Securities			Securities (net of
	(net of Call and Put Options Written)			Call and Put	Other Financial Instruments *
Series	Level 1	Level 2	Level 3	Options Written)	Level 1	Level 2	Level 3

Money Market	$—	$1,324,736,908	$—	$1,324,736,908	$—	$—	$—
High Quality	—	428,852,213	—	428,852,213	—	—	—
Inflation-Protected Securities	—	384,383,740	—	384,383,740	—	(207,296)	—
Core Bond	—	1,782,524,793	—	1,782,524,793	—	19,848,548	—
Total Return Bond	43,737	375,389,140	1,965,661	377,398,538	—	1,946,268	—
High Yield	2,600,058	420,592,960	4,781,249	427,974,267	—	—	—
Balanced	95,490,810	85,619,614	937,784	182,048,208	—	934,020	—
Large Value	1,436,124,647	11,411,786	—	1,447,536,433	—	—	—
Value	60,039,029	3,872,704	—	63,911,733	—	—	—
Large Core	270,314,453	5,300,035	—	275,614,488	—	30,825	—
Large Growth	1,104,122,190	62,419,972	—	1,166,542,162	—	—	—
Growth	179,458,129	7,515,028	—	186,973,157	—	—	—
Mid Value	610,607,223	32,491,177	—	643,098,400	—	—	—
Mid Growth	223,880,422	20,906,904	—	244,787,326	—	—	—
Small Value	153,001,229	7,732,285	—	160,733,514	—	—	—
Small Core	385,467,779	32,721,970	—	418,189,749	—	75,774	—
Small Growth	150,589,631	17,132,330	—	167,721,961	—	—	—
International Equity	236,602,811	875,989,719	—	1,112,592,530	—	—	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that represents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

In accordance with this requirement, the following reconciliation is provided for applicable Series for the year ended December 31, 2008:

	Beginning Balance			Total			Ending Balance
	of Investments,	New	Accrued	Realized	Total Unrealized		of Investments,
	at Value	Purchases/	Discounts/	Gain/	Appreciation/	Net Transfers In/	at Value
Series	at 12/31/2007	(Sales)	(Premiums)	(Loss)	(Depreciation)	(Out) of Level 3	at 12/31/2008
Total Return Bond	$—	$3,831,565	$33,260	$—	$(1,899,164)	$—	$1,965,661
High Yield Bond	9,239,839	(475,186)	70,202	31,632	(4,085,238)	—	4,781,249
Balanced	—	1,489,781	47,616	—	(599,613)	—	937,784

     B. Repurchase Agreements:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. Foreign Currency Translation:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

None of the Series isolated realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. Foreign Currency Forward, Spot, and Cross Currency Contracts:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those Series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series’ Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of December 31, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, and Balanced Series each had outstanding foreign currency forward contracts as listed in Note 8.

     E. Written Options:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the year ended December 31, 2008 were as follows:

	Inflation - Protected
	Securities		Core Bond
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2007	—	$—	217	$123,969
Call options written	59	50,057	55,600,328	3,044,749
Call options terminated in closing purchase transactions	(59)	(50,057)	(545)	(379,398)
Call options expired	—	—	—	—

Written call options outstanding at December 31, 2008	—	$—	55,600,000	$2,789,320

Written put options outstanding at December 31, 2007	—	$—	—	$—
Put options written	59	68,582	190,600,583	3,971,824
Put options terminated in closing purchase transactions	(59)	(68,582)	(135,000,583)	(1,182,504)
Put options expired	—	—	—	—

Written put options outstanding at December 31, 2008	—	$—	55,600,000	$2,789,320

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

	Total Return
	Bond		Balanced
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2007	141	$101,733	56	$40,189
Call options written	994	679,758	274	185,853
Call options terminated in closing purchase transactions	(771)	(482,057)	(224)	(140,032)
Call options expired	—	—	—	—

Written call options outstanding at December 31, 2008	364	$299,434	106	$86,010

Written put options outstanding at December 31, 2007	118	$96,535	43	$35,254
Put options written	1,172	952,510	301	241,575
Put options terminated in closing purchase transactions	(794)	(558,233)	(222)	(156,872)
Put options expired	—	—	—	—

Written put options outstanding at December 31, 2008	496	$490,812	122	$119,957

     F. Futures Contracts:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or losses reflected in the Series’ Statement of Assets and Liabilities.

Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

Open futures contracts as of December 31, 2008:

				Value as of	Net Unrealized
	Number of			December 31,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Inflation - Protected Securities	58 Long	US Long Bond Future	March 2009	$8,006,719	$62,526
	41 Long	US Treasury Note 2 Year Future	March 2009	8,940,563	25,655
	268 Short	US Treasury Note 10 Year Future	March 2009	33,701,000	(294,875)

					$(206,694)

Core Bond	147 Long	Euro Bund Future	March 2009	$25,509,475	$391,247
	271 Long	Long Gilt Future	March 2009	48,107,647	3,194,239
	96 Long	US Long Bond Future	March 2009	13,252,500	581,635
	200 Long	US Treasury Note 5 Year Future	March 2009	23,810,938	(218,534)
	428 Long	US Treasury Note 10 Year Future	March 2009	53,821,000	971,500
	101 Short	90 Day Euro Future	June 2009	24,964,675	(466,171)
	101 Short	90 Day Euro Future	June 2010	24,810,650	(512,257)
	1,040 Short	US Treasury Note 2 Year Future	March 2009	226,785,000	(2,196,129)

					$1,745,530

Total Return Bond	229 Long	90 Day Euro Future	March 2009	$56,643,150	$1,202,423
	82 Long	Euro Bund Future	March 2009	14,229,775	(19,989)
	53 Long	US Long Bond Future	March 2009	7,316,484	699,691
	58 Long	US Treasury Note 2 Year Future	March 2009	12,647,625	182,989
	15 Long	US Treasury Note 10 Year Future	March 2009	1,886,250	(30,536)
	69 Short	US Treasury Note 5 Year Future	March 2009	8,214,773	(242,123)

					$1,792,455

Balanced	5 Long	90 Day Euro Future	September 2009	$1,234,313	$34,600
	5 Long	90 Day Euro Future	June 2009	1,235,875	34,475
	74 Long	90 Day Euro Future	March 2009	18,303,900	412,516
	19 Long	Euro Bund Future	March 2009	3,297,143	(4,729)
	72 Long	S&P 500 Emini Future	March 2009	3,240,360	108,941
	24 Long	US Long Bond Future	March 2009	3,313,125	315,025
	31 Long	US Treasury Note 2 Year Future	March 2009	6,759,938	98,157
	29 Long	US Treasury Note 10 Year Future	March 2009	3,646,750	91,916
	73 Short	US Treasury Note 5 Year Future	March 2009	8,690,992	(260,375)

					$830,526

Large Core	2 Long	NASDAQ 100 Future	March 2009	$242,500	$3,692
	5 Long	S&P 500 Future	March 2009	1,125,125	27,133

					$30,825

Small Core	33 Long	Russell 2000 Future	March 2009	$1,643,070	$75,774

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Core Series, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ portfolio of investments. In addition, the Total Return Bond Series has segregated $1,979,276 of cash, and the Balanced Series has segregated $1,291,676 of cash as collateral for their respective open futures contracts.

     G. Swap Agreements:

Each Series, with the exception of the Money Market Series, may engage in various swap transactions including interest rate, currency exchange rate, equity index, credit default and total return swap agreements, for hedging purposes, or as alternatives to direct investments.

An interest rate swap involves a Series and another party, and each agrees to exchange interest earned with respect to a notional amount of principal. An interest rate swap typically involves the exchange of a fixed rate payment for a floating rate payment. A currency rate swap involves two parties who agree to sell each other a foreign currency and commit to exchanging the principal amount at a specified future date. An equity index swap represents an exchange of cash flow streams, one typically based on a reference interest rate; the other on the performance of a stock or stock market index. A credit default swap involves the payment of a premium by a buyer for protection against a specified credit risk or event, such as default. Should a default occur, the protection seller can either accept delivery of the defaulted security or pay the buyer a cash settlement. If a Series is a protection buyer and no event occurs, the Series may receive or recover nothing. If a series is a protection seller it will receive premium payments (if there is no event) and generally receives an upfront payment as well. A Series will only enter into credit default swaps with parties that meet certain levels of creditworthiness as assessed by the subadvisor. In a total return swap, one party receives interest payments on a referenced asset or index plus any capital gains or losses over the payment period, while the other receives a specified cash flow based on the same notional amount.

Swaps can expose a Series to credit or market risk due to unfavorable changes in interest rates or a change in value of underlying securities or indices. In addition, there is a possibility that there will not be a liquid market for the agreements, or that a counterparty may default on its obligation.

Premiums paid or received by a Series are recorded as unrealized appreciation/ (depreciation) in the Statement of Operations. Contracts are marked to market daily based on valuations supplied by a dealer or broker. Changes in value, including accruals of periodic amounts of interest to be paid or received on swaps, are reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

From time to time, a Series will receive short term, highly liquid investments as collateral pledged for various swap agreements from brokers.

At the year ended December 31, 2008, the Core Bond Series entered into interest rate swaps.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

Outstanding swap agreements as of December 31, 2008:

Core Bond Series:

Interest Rate Swaps:

	Payments made by	Payments Received
Swap Counterparty	the Series	by the Series	Termination Date	Notional Amount	Value

Citigroup Global Markets	3 month LIBOR	5.18% semi-annual	09/20/10	$100,000,000	$7,583,869
Citigroup Global Markets	3 month LIBOR	5.27% semi-annual	08/06/12	74,800,000	9,914,231
Citigroup Global Markets	3 month LIBOR	5.53% semi-annual	06/05/17	17,800,000	4,192,394
Citigroup Global Markets	3 month LIBOR	4.50% semi-annual	10/16/18	49,200,000	8,363,036
Citigroup Global Markets	4.04% semi-annual	3 month LIBOR	09/02/13	44,200,000	(4,235,547)
Citigroup Global Markets	5.64% semi-annual	3 month LIBOR	07/05/17	38,000,000	(9,957,607)
Citigroup Global Markets	5.31% semi-annual	3 month LIBOR	10/16/17	133,900,000	(29,955,762)
Deutsche Bank AG	3 month LIBOR	2.81% semi-annual	10/30/10	50,000,000	1,030,654
Deutsche Bank AG	3 month LIBOR	4.28% semi-annual	07/01/13	43,000,000	4,526,406
Deutsche Bank AG	3 month LIBOR	4.28% semi-annual	07/07/13	24,900,000	2,610,025
Deutsche Bank AG	3 month LIBOR	4.56% semi-annual	10/16/18	24,000,000	4,216,966
Deutsche Bank AG	3.62% semi-annual	3 month LIBOR	09/26/10	113,500,000	(5,199,739)
Deutsche Bank AG	4.31% semi-annual	3 month LIBOR	01/17/18	28,800,000	(4,491,549)
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000	30,345,187
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.31% semi-annual	06/11/13	33,000,000	3,127,632
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.27% semi-annual	07/07/13	13,000,000	1,361,103
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.89% semi-annual	06/16/18	40,000,000	8,039,949
Goldman Sachs Capital Markets, LP	3 month LIBOR	2.99% semi-annual	12/10/18	29,600,000	1,141,289
Goldman Sachs Capital Markets, LP	4.08% semi-annual	3 month LIBOR	08/22/13	26,900,000	(2,651,321)
Goldman Sachs Capital Markets, LP	3.78% semi-annual	3 month LIBOR	09/11/13	32,700,000	(2,729,091)
Goldman Sachs Capital Markets, LP	4.56% semi-annual	3 month LIBOR	01/04/18	53,600,000	(9,574,865)

					$17,657,260

LIBOR — London Interbank Offered Rate.

     H. Short Sales:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     I. Dollar Rolls:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series accounts for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

The Core Bond Series, Total Return Bond Series and Balanced Series had TBA dollar rolls outstanding as of December 31, 2008, which are included in receivable for securities sold and payable for securities purchased on the Statement of Assets and Liabilities.

     J. Loan Participations/Assignments:

Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

•	Unfunded Commitments:

At December 31, 2008, High Yield Bond Series had the following unfunded loan commitments which could be extended at the option of the borrower:

		Unrealized
		Appreciation/
Security Description	Amount	(Depreciation)

Community Health Systems, Inc.	$26,598	$85
HRP Myrtle Beach	11,317	—

     K. Commission Recapture:

The subadvisors of certain Series, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Series with broker/dealers with which

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

other Funds or Series advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer from security transactions to a Series. In no event will commissions paid by the Series be used to pay expenses that would otherwise be borne by any other Funds or Series advised by TAM or by any other party.

Recaptured commissions during the year ended December 31, 2008 are included in net realized gains on the Statement of Operations and are summarized as follows:

Series	Commissions

Large Value	$246,146
Large Growth	142,490
Growth	86,183
Mid Value	131,901
Mid Growth	43,025
Small Value	161,154
Small Core	64,959
Small Growth	100,114
International Equity	77,683

     L. Federal Income Taxes:

It is the Series’ policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

Each Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     M. Security Transactions and Investment Income:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     N. Operating Expenses:

Each Series accounts separately for its assets, liabilities and operations. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among all Series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

     O. Restricted and Illiquid Securities:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

As of December 31, 2008, the Series had no investments in restricted securities other than 144A issues.

The following is the value and percentage of net assets of illiquid securities as of December 31, 2008:

Series	Amount	Percentage

Core Bond	$1,709,911	0.10%
Total Return Bond	148,375	0.05
High Yield Bond	11,294,923	2.57
Balanced	399,707	0.24
Small Value	7,177,213	4.58
International Equity	10,137,319	0.92

     P. Other:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Q. Recent Accounting Pronouncements:

The Series adopted FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 “the Amendment” on January 1, 2008. The Amendment requires enhanced disclosures regarding a Series’ credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives. Management assessed and determined that there is no impact of the Amendment on the Series’ Financial Statements.

In addition, FASB issued Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance, and cash flows. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact on the Series’ Financial Statements.

     R. Recent Events:

Lehman Brothers Holdings, Inc (“Lehman”) filed for bankruptcy on September 15, 2008. The Core Bond Series still has a payable balance to Lehman resulting from the settled TBA securities in the amount of $372,616.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Fees and Transactions with Affiliates

Transamerica Financial Life Insurance Company (“TFLIC”), a wholly-owned subsidiary of AEGON USA, LLC (“AEGON USA”), is an affiliate of Transamerica Asset Management, Inc. (the “Advisor” or “TAM”). TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series as follows:

Investment
TFLIC Sub-account	in Series

Money Market	5.28%
High Quality Bond	13.93
Inflation-Protected Securities	13.96
Core Bond	8.00
High Yield Bond	5.21
Balanced	34.39
Large Value	19.18
Large Core	39.24
Large Growth	18.03
Growth	27.60
Mid Value	3.96
Mid Growth	1.71
Small Value	1.77
Small Core	30.85
Small Growth	1.73
International Equity	11.78

The Advisor manages the assets of each Series of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives fees from each Series, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series’ average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the Subadvisors listed in the following table. It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Fees and Transactions with Affiliates (continued)

the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

		Advisory
Series	Series Subadvisor	Fee (%)

Money Market	GE Asset Management, Inc.	0.25
High Quality Bond	Merganser Capital Management, LP	0.35
Inflation-Protected Securities	BlackRock Financial Management, Inc.	0.35	(1)
Core Bond	BlackRock Financial Management, Inc.	0.35
Total Return Bond	Western Asset Management Company	0.35	(1)
	Western Asset Management Company, Ltd.
High Yield Bond	Eaton Vance Management	0.55
Balanced	Goldman, Sachs Asset Management, LP	0.45	(1)
	Western Asset Management Company Western Asset Management Company, Ltd.
Large Value	AllianceBernstein, LP (a)	0.45	(1)
	TCW Investment Management Company (a)
Value	Hotchkis and Wiley Capital Management, LLC	0.50	(1)
Large Core	Aronson+Johnson+Ortiz, LP	0.60
	Blackrock Financial Management, Inc.
Large Growth	Marsico Capital Management, LLC	0.62
	OFI Institutional Asset Management, Inc. Wellington Management Company, LLP
Growth	Turner Investment Partners, Inc.	0.77	(1)
Mid Value	Cramer, Rosenthal, McGlynn, LLC	0.67
	LSV Asset Management RiverSource Investments, LLC
Mid Growth	Columbus Circle Investors	0.72	(1)
Small Value	Mesirow Financial Investment Management, Inc.	0.82	(1)
	OFI Institutional Asset Management, Inc.
Small Core	Fort Washington Investment Advisors, Inc. (b)	0.80	(1)
	INVESCO Institutional (NA), Inc. RS Investment Management Co., LLC Wellington Management Company, LLP
Small Growth	Perimeter Capital Partners LLC	0.87	(1)
International Equity	LSV Asset Management (c)	0.75
	Wellington Management Company, LLP (c)

(1)	For the year ended December 31, 2008, the Advisor voluntarily waived a portion of its fee.

(a)	Effective January 2, 2009, Aronson+Johnson+Ortiz, LP replaced AllianceBernstein, LP and TCW Investment Management Company.

(b)	Effective July 7, 2008, Fort Washington Advisors, Inc. replaced Mazama Capital Management.

(c)	Effective January 2, 2009, Thornburg Investment Management, Inc. replaced LSV Asset Management and Wellington Management Company, LLP.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Fees and Transactions with Affiliates (continued)

For the year ended December 31, 2008, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

Series	Expense Cap

Money Market	30 basis points (b.p.)
High Quality Bond	40 b.p.
Inflation-Protected Securities	40 b.p.
Core Bond	40 b.p.
Total Return Bond	40 b.p.
High Yield Bond	60 b.p.
Balanced	50 b.p.
Large Value	50 b.p.
Value	55 b.p.
Large Core	65 b.p.
Large Growth	65 b.p.
Growth	80 b.p.
Mid Value	70 b.p.
Mid Growth	75 b.p.
Small Value	85 b.p.
Small Core	85 b.p.
Small Growth	90 b.p.
International Equity	90 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2008 amounted to $288,526.

Each eligible non-affiliated trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such trustees may defer payment of all or a portion of their total fees earned as a Series trustee. Each trustee who is a participant in the Plan may elect that the earnings, gains or losses credited to his/her deferred fee amounts be determined based on a deemed investment in investment options in Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, Class A shares of any series of Transamerica Funds and/or funds of Transamerica Investors, Inc.

4. Securities Lending

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Securities Lending (continued)

but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes interest income on short-term investments purchased with cash collateral received.

At December 31, 2008, the Series loaned securities having market values as follows:

	Market	Cash Collateral
Series	Value	Received

High Quality Bond	$10,150,124	$10,391,435
Core Bond	2,373,406	2,425,000
Total Return Bond	451,439	464,950
Balanced	1,848,193	1,911,215
Value	2,502,900	2,594,000
Large Core	3,863,195	4,004,157
Large Growth	36,400,935	38,010,546
Growth	4,903,126	5,037,923
Mid Value	13,252,905	14,077,125
Mid Growth	14,710,581	15,114,459
Small Value	6,868,859	7,266,311
Small Core	28,000,187	29,536,670
Small Growth	16,141,569	17,132,330

Each Series has invested the cash collateral received from securities loaned in the State Street Navigator Securities Lending Trust-Prime Portfolio (the “Prime Portfolio”). The Prime Portfolio is a money market mutual fund registered under the 1940 Act, and was yielding 2.14% at December 31, 2008.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Purchases and Sales of Investments

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2008 were as follows:

		Cost of	Proceeds
Series		Purchases	From Sales

High Quality Bond	US Government Obligations	$265,461,609	$424,502,801
	Other	65,687,135	270,094,287
Inflation-Protected Securities	US Government Obligations	895,104,702	655,409,561
	Other	30,628,376	18,273,789
Core Bond	US Government Obligations	11,754,948,922	11,731,336,077
	Other	430,031,032	534,113,169
Total Return Bond	US Government Obligations	1,658,608,625	1,724,398,227
	Other	63,409,391	39,368,077
High Yield Bond	Other	376,622,102	270,534,164
Balanced	US Government Obligations	276,257,375	315,227,648
	Other	122,909,354	169,304,103
Large Value	Other	610,929,355	1,064,031,234
Value	Other	107,722,502	121,580,028
Large Core	Other	462,306,069	880,455,642
Large Growth	Other	1,761,403,359	2,169,615,694
Growth	Other	638,929,057	682,207,459
Mid Value	Other	607,834,376	562,547,192
Mid Growth	Other	551,691,253	505,497,534
Small Value	Other	266,317,772	238,569,461
Small Core	Other	666,585,521	935,742,981
Small Growth	Other	369,584,011	298,724,510
International Equity	Other	3,204,946,661	3,145,861,823

6. Legal and Regulatory Matters

On January 15, 2009 the Transamerica Partners Large Value Portfolio and Transamerica Partners Inflation-Protected Securities Portfolio (the “Funds””) were formally dismissed as defendants in an adversary proceeding instituted on December 12, 2003 by Enron Corp. (“Enron””)in the United States Bankruptcy Court for the Southern District of New York. Enron had sought to avoid and recover from all defendants, including the Funds, sums that Enron alleged it had transferred to defendants for the purpose of prepaying certain commercial paper issued by Enron (the “Notes”) and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the “Bankruptcy Code”). Enron claimed that the defendants were liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. The sale by the Inflation-Protected Securities Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Large Value Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 were in dispute. On September 21, 2008, the case brought against the Funds was settled during mediation with the Enron Creditors Recovery Corporation. The settlement has been approved by the Court and the Funds have been dismissed with prejudice from the adversary proceeding.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Legal and Regulatory Matters (continued)

The amounts related to the settlement are listed below and are reflected in the Series’ Statement of Operations.

Amount

Inflation-Protected Securities	$326,977
Large Value	1,402,977

7. Concentrations and Indemnifications

Some Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As December 31, 2008, the Value Series and Mid Value Series invested approximately 13.36% and 10.38% respectively, of their portfolios in issuers outside the United States.

As of December 31, 2008, substantially all of the International Equity Series’ net assets consist of securities of issuers that are domiciled in foreign countries. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of December 31, 2008, the International Equity Series invested approximately 10.93%, 19.55% and 21.43%, respectively, of its portfolio in issuers in France, Japan and United Kingdom, respectively.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Credit risk is measured by the loss a Series would record if its counter-parties failed to perform pursuant to the terms of their obligations to the Series. Since certain Series enters into various types of debt obligations including private placements, swap agreements, forward currency contracts, spot contracts, forward commitments and over-the-counter options, credit exposure exists with counterparties.

In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

8. Foreign Currency Forward, Spot and Cross Currency Contracts

At December 31, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series and Balanced Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

The open contracts were as follows:

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	at 12/31/08	(Depreciation)

Inflation-Protected Securities
Purchases Contracts:
British Pound Sterling	22,700	$32,753	01/02/09	$32,637	$(116)
Canadian Dollar	18,803	15,352	01/02/09	15,231	(121)
Euro	14,988	21,199	01/02/09	20,834	(365)

Total					$(602)

Core Bond
Purchase Contracts:
British Pound Sterling	3,466,656	$5,001,865	01/02/09	$4,984,185	$(17,680)
Euro	1,394,703	1,972,738	01/02/09	1,938,707	(34,031)

Total					$(51,711)

Sale Contracts:
British Pound Sterling	2,737,000	$4,074,038	01/21/09	$3,933,356	$140,682
British Pound Sterling	1,059,500	1,566,174	01/21/09	1,522,613	43,561
British Pound Sterling	966,000	1,419,392	01/21/09	1,388,243	31,149
British Pound Sterling	1,110,000	1,665,146	01/21/09	1,595,186	69,960
Euro	3,968,000	5,039,400	01/21/09	5,511,746	(472,346)
Euro	1,815,000	2,320,601	01/21/09	2,521,123	(200,522)
Japenese Yen	584,925,000	5,847,730	01/21/09	6,454,532	(606,802)
Mexican Peso	232,870,000	18,157,505	01/21/09	16,720,631	1,436,874
Mexican Peso	21,950,000	1,630,976	01/21/09	1,576,063	54,913

Total					$497,469

Total Return Bond
Purchase Contracts:
British Pound Sterling	1,000,000	$1,471,400	02/03/09	$1,436,581	$(34,819)

Sale Contracts:
British Pound Sterling	999,000	$1,689,269	02/03/09	$1,435,144	$254,125
Euro	1,074,448	1,426,093	02/03/09	1,491,586	(65,493)

Total					$188,632

Balanced
Purchase Contracts:
British Pound Sterling	560,000	$823,984	02/03/09	$804,485	$(19,499)

Sale Contracts:
British Pound Sterling	555,000	$938,483	02/03/09	$797,302	$141,181
Euro	298,380	396,033	02/03/09	414,221	(18,188)

Total					$122,993

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights

	Ratios to Average Net Assets
			Net Investment
For the		Net Expenses	Income (Loss)			Net Assets,
Year	Net	(Net of	(Net of	Portfolio		End of	Total
Ended	Expenses	Reimbursements)	Reimbursements)	Turnover		Year	Return

Money Market
12/31/2008	0.27%	0.27%	2.43%	N/A		$1,325,801,749	2.44%
12/31/2007	0.28	0.28	5.01	N/A		1,050,796,105	5.17
12/31/2006	0.28	0.28	4.77	N/A		925,940,609	4.86
12/31/2005	0.28	0.28	2.97	N/A		765,777,258	3.00
12/31/2004	0.28	0.28	1.17	N/A		809,352,385	1.17

High Quality Bond
12/31/2008	0.38	0.38	4.24	64%		421,231,503	0.55
12/31/2007	0.38	0.38	4.38	56		833,291,239	5.34
12/31/2006	0.38	0.38	4.03	55		817,623,186	4.38
12/31/2005	0.39	0.39	3.25	58		788,399,166	1.95
12/31/2004	0.38	0.38	2.96	48		690,594,378	1.48

Inflation-Protected Securities
12/31/2008	0.39	0.39	4.99	154		389,197,874	(2.14)
12/31/2007	0.42	0.40	5.26	340		149,013,396	10.16
12/31/2006	0.41	0.40	4.50	525		150,681,168	3.48
12/31/2005	0.40	0.40	3.45	756		261,106,523	1.34
12/31/2004	0.42	0.40	2.48	554		256,502,651	1.59

Core Bond
12/31/2008	0.38	0.38	5.12	530	(a)	1,667,312,685	(1.83)
12/31/2007	0.38	0.38	4.81	503	(a)	2,248,879,516	6.67
12/31/2006	0.38	0.38	4.50	487	(a)	2,077,821,449	4.17
12/31/2005	0.39	0.39	3.99	1,003	(a)	2,052,893,035	2.38
12/31/2004	0.39	0.39	3.62	885	(a)	1,655,367,885	4.65

Total Return Bond
12/31/2008	0.40	0.40	5.01	407	(a)	300,413,000	(8.43)
12/31/2007	0.41	0.40	5.05	521	(a)	390,287,496	3.81
12/31/2006	0.50	0.40	4.74	470	(a)	120,636,427	4.96
12/31/2005(1)	0.55 *	0.40 *	4.08 *	327	(a)	70,072,859	2.35

High Yield Bond
12/31/2008	0.58	0.58	9.57	54		439,863,454	(28.90)
12/31/2007	0.58	0.58	7.97	96		538,727,018	2.02
12/31/2006	0.59	0.59	7.86	93		502,330,056	11.99
12/31/2005	0.60	0.60	7.74	68		416,027,255	3.34
12/31/2004	0.60	0.60	8.06	80		351,772,536	10.32

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights (continued)

	Ratios to Average Net Assets
			Net Investment
For the		Net Expenses	Income (Loss)			Net Assets,
Year	Net	(Net of	(Net of	Portfolio		End of	Total
Ended	Expenses	Reimbursements)	Reimbursements)	Turnover		Year	Return

Balanced
12/31/2008	0.53%	0.50%	3.45%	154	(a)%	$168,930,110	(26.71)%
12/31/2007	0.52	0.50	2.87	226	(a)	318,635,183	1.79
12/31/2006	0.53	0.50	2.72	224	(a)	381,648,801	11.74
12/31/2005	0.54	0.50	2.25	367	(a)	410,747,655	5.59
12/31/2004	0.52	0.50	2.21	338	(a)	419,726,689	8.31

Large Value (formerly, Value & Income)
12/31/2008	0.48	0.48	2.53	26		1,450,970,147	(42.94)
12/31/2007	0.48	0.48	1.68	30		3,165,024,775	(1.75)
12/31/2006	0.48	0.48	1.47	31		3,538,943,726	20.68
12/31/2005	0.48	0.48	1.38	89		3,018,060,297	6.88
12/31/2004	0.48	0.48	1.79	44		2,705,463,322	12.91

Value
12/31/2008	0.56	0.55	2.46	101		60,703,564	(46.62)
12/31/2007	0.56	0.55	1.51	57		141,565,926	(11.06)
12/31/2006	0.71	0.55	1.42	74		101,282,906	15.44
12/31/2005(1)	1.18 *	0.55 *	1.78 *	21		35,138,512	9.47

Large Core (formerly, Growth & Income)
12/31/2008	0.65	0.65	1.31	99		281,773,981	(36.65)
12/31/2007	0.64	0.64	1.08	101		903,261,821	2.11
12/31/2006	0.63	0.63	1.11	73		1,159,020,245	11.77
12/31/2005	0.64	0.64	0.96	79		1,178,758,869	7.12
12/31/2004	0.64	0.64	1.22	184		1,135,948,434	10.79

Large Growth (formerly, Equity Growth)
12/31/2008	0.65	0.65	0.92	102		1,130,782,753	(39.87)
12/31/2007	0.65	0.65	0.61	129		2,444,760,853	12.25
12/31/2006	0.64	0.64	0.43	84		2,526,917,456	4.12
12/31/2005	0.65	0.65	0.34	76		2,587,382,061	7.18
12/31/2004	0.65	0.65	0.68	129		2,290,559,947	7.75

Growth (formerly, Aggressive Equity)
12/31/2008	0.81	0.80	0.02	212		182,527,808	(51.00)
12/31/2007	0.81	0.80	(0.16)	134		427,372,994	28.50
12/31/2006	0.81	0.80	(0.17)	147		382,667,908	6.46
12/31/2005	0.81	0.80	(0.14)	187		382,129,060	8.20
12/31/2004	0.95	0.94	(0.48)	252		397,726,867	12.14

Mid Value (formerly, Mid-Cap Value)
12/31/2008	0.70	0.70	1.69	68		630,249,484	(37.73)
12/31/2007	0.70	0.70	1.37	69		998,177,210	2.62
12/31/2006	0.71	0.70	1.17	80		936,974,205	18.33
12/31/2005	0.72	0.70	1.28	112		641,531,538	9.77
12/31/2004	0.71	0.70	0.79	147		414,710,679	25.47

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights (continued)

	Ratios to Average Net Assets
			Net Investment
For the		Net Expenses	Income (Loss)		Net Assets,
Year	Net	(Net of	(Net of	Portfolio	End of	Total
Ended	Expenses	Reimbursements)	Reimbursements)	Turnover	Year	Return

Mid Growth (formerly, Mid-Cap Growth)
12/31/2008	0.75%	0.75%	(0.02)%	158%	$228,965,903	(41.55)%
12/31/2007	0.75	0.75	(0.23)	152	337,188,904	30.42
12/31/2006	0.75	0.75	(0.31)	151	309,909,061	2.17
12/31/2005	0.76	0.75	(0.38)	142	282,950,442	13.42
12/31/2004	0.79	0.75	(0.29)	223	210,100,872	15.38

Small Value (formerly, Small-Cap Value)
12/31/2008	0.87	0.85	1.94	117	156,628,183	(26.63)
12/31/2007	0.87	0.85	1.36	94	185,136,605	(7.74)
12/31/2006	0.87	0.85	0.27	105	236,316,718	9.64
12/31/2005	0.88	0.85	0.10	143	218,749,221	(4.70)
12/31/2004	0.89	0.85	0.31	42	172,735,949	21.75

Small Core (formerly, Special Equity)
12/31/2008	0.85	0.85	0.94	106	389,662,463	(36.06)
12/31/2007	0.84	0.84	0.58	97	950,197,463	(4.49)
12/31/2006	0.85	0.85	0.29	86	1,211,556,459	11.77
12/31/2005	0.85	0.85	0.09	92	1,296,671,909	10.53
12/31/2004	0.84	0.84	0.15	103	1,227,530,742	12.63

Small Growth (formerly, Small-Cap Growth)
12/31/2008	0.93	0.90	(0.18)	146	152,512,859	(37.87)
12/31/2007	0.92	0.90	(0.42)	144	166,817,321	8.64
12/30/2006	1.04	0.90	(0.29)	173	155,003,004	8.71
12/31/2005	0.98	0.90	(0.41)	183	132,903,534	0.55
12/31/2004	0.97	0.90	(0.51)	84	108,429,152	11.94

International Equity
12/31/2008	0.84	0.84	2.78	174	1,100,059,644	(49.94)
12/31/2007	0.87	0.87	2.25	110	2,264,061,514	11.69
12/31/2006	0.87	0.87	1.78	81	2,101,152,473	27.31
12/31/2005	0.88	0.88	2.03	94	1,721,786,149	11.20
12/31/2004	0.87	0.87	1.85	171	1,401,617,944	19.66

(a)	Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2I.

*	Annualized.

(1)	Commencement of Operations, May 6, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Owners of Beneficial Interests of the Transamerica Partners Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Inflation-Protected Securities Portfolio, Core Bond Portfolio, Total Return Bond Portfolio, High Yield Bond Portfolio, Balanced Portfolio, Large Value Portfolio, Value Portfolio, Large Core Portfolio, Large Growth Portfolio, Growth Portfolio, Mid Value Portfolio, Mid Growth Portfolio, Small Value Portfolio, Small Core Portfolio, Small Growth Portfolio and International Equity Portfolio (constituting the Transamerica Partners Portfolios, hereafter referred to as the “Portfolios”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 25, 2009

TRANSAMERICA PARTNERS PORTFOLIOS
SUB-ADVISORY AGREEMENT — INITIAL REVIEW AND APPROVAL

December 31, 2008
(Unaudited)

At a special meeting of the Board of Trustees (the “Board”) of Transamerica Partners Portfolios (the “Portfolio Trust”) held on December 18, 2008, the Board reviewed and considered proposed new investment sub-advisory agreements between Transamerica Asset Management, Inc. (“TAM”) and the following sub-advisors, and series of the Portfolio Trust (the “Portfolios”): Thornburg Investment Management, Inc. for Transamerica Partners International Equity Portfolio and Aronson+Johnson+Ortiz, LP for Transamerica Partners Large Value Portfolio (each of the foregoing sub-advisors is referred to as a “Sub-Advisor” and collectively the Sub-Advisors).

Following their review and consideration, the Trustees determined that the new investment sub-advisory agreements (the “Sub-Advisory Agreements”) would enable investors in the Portfolios to obtain high quality services at a cost that is appropriate, fair, and in the best interests of investors. The Board also approved the Sub-Advisory Agreements with the Sub-Advisors with respect to the Portfolios for a two-year period following a presentation by TAM. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Advisors such information as they deemed reasonably necessary to evaluate the Sub-Advisory Agreements, including information about fees and performance of comparable funds managed by the Sub-Advisors. The Trustees also carefully considered information they had previously received from TAM as part of their regular oversight of the Portfolios, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance and fee and expense information, and profitability data prepared by management. In considering the proposed Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.

The Board members evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

Approval of New Sub-Advisory Agreement for Transamerica Partners International Equity Portfolio.

As noted above, during the six-month period ended December 31, 2008, TAM appointed a new Sub-Advisor, with the approval of the Board, for Transamerica Partners International Equity Portfolio. At a special meeting held on December 18, 2008, the Board considered (i) the termination of Wellington Management Company, LLP (“Wellington”) and LSV Asset Management (“LSV”) as Sub-Advisors to the Portfolio and (ii) the appointment of Thornburg Investment Management, Inc. (“Thornburg”) as replacement Sub-Advisor. The Board authorized TAM to terminate the Sub-Advisory Agreements with Wellington and LSV. The Board also approved the Sub-Advisory Agreement with Thornburg with respect to the Portfolio for an initial two-year period (the “Thornburg Sub-Advisory Agreement”) following a presentation by TAM. Discussed below are some of the material factors considered by the Board.

TAM reviewed with the Board its search process and criteria for a replacement Sub-Advisor, including its desire to engage a Sub-Advisor with a proactive sell discipline. The Board considered information with respect to Thornburg and whether the Thornburg Sub-Advisory Agreement was in the best interests of the Portfolio, the Transamerica Partners Funds Group and Transamerica Partners Funds Group II investing in the Portfolio, and the Portfolio’s other investors. As part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by Thornburg and reviewed and discussed information regarding Thornburg’s fees. The Board compared Thornburg’s relative value composite performance to that of Transamerica Partners International Equity’s composite performance calculated gross of fees and the MSCI ACWI ex-US Index and MSCI World ex-US Equity Index. The Board noted that Thornburg’s composite performance exceeded that of Transamerica Partners International Equity’s composite performance and the MSCI ACWI ex-US Index and MSCI World ex-US Equity Index over the past 1-, 2- and 3-year periods ended September 30, 2008.

TRANSAMERICA PARTNERS PORTFOLIOS
SUB-ADVISORY AGREEMENT — INITIAL REVIEW AND APPROVAL (Continued)

December 31, 2008
(Unaudited)

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of Thornburg and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio. The Board noted that TAM, and not the Portfolio, will pay the sub-advisory fee to Thornburg. The Board considered that at current asset levels the sub-advisory fee paid under the Sub-Advisory Agreement with Thornburg was higher than the sub-advisory fee paid to Wellington and LSV. The Board also recognized, however, that the Thornburg Sub-Advisory Agreement would offer breakpoints and with the combining of assets from the Transamerica Thornburg International Value, a series of Transamerica Funds, would result in lower fees overall paid by TAM to Thornburg. The Board also took into account Management’s statements that the relationship with Thornburg in the Transamerica Thornburg International Value Fund was going well and that there were no compliance or other issues to report.

Based upon its review and the representations made to it and after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including the independent members of the Board appearing in person, unanimously approved the Thornburg Sub-Advisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Thornburg Sub-Advisory Agreement, and each Board member likely attributed different weight to the various factors.

Approval of New Sub-Advisory Agreement for Transamerica Partners Large Value Portfolio.

As noted above, during the six-month period ended December 31, 2008, TAM appointed a new Sub-Advisor, with the approval of the Board, for Transamerica Partners Large Value Portfolio. At a special meeting held on December 18, 2008, the Board considered considered (i) Management’s proposal to terminate AllianceBernstein L.P, (“AllianceBernstein”) and TCW Investment Management Company (“TCW”) as Sub-Advisors to the Portfolio and (ii) the appointment of Aronson+Johnson+Ortiz, LP (“AJO”) as replacement Sub-Advisor. The Board authorized TAM to terminate the Sub-Advisory Agreements with AllianceBernstein and TCW. The Board also approved the Sub-Advisory Agreement with AJO with respect to the Portfolio for an initial two-year period (the “AJO Sub-Advisory Agreement”) following a presentation by TAM. Discussed below are some of the material factors considered by the Board.

TAM reviewed with the Board its search process and criteria for a replacement Sub-Advisor, including its desire to engage a Sub-Advisor able to mitigate market volatility while providing an upside potential at the same time. The Board considered information with respect to AJO and whether the AJO Sub-Advisory Agreement was in the best interests of the Portfolio, the Transamerica Partners Funds Group and Transamerica Partners Funds Group II investing in the Portfolio, and the Portfolio’s other investors. As part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by AJO and reviewed and discussed information regarding AJO’s fees. The Board compared AJO’s large cap-absolute value composite performance to that of AllianceBernstein and TCW’s large value composite, Transamerica Partners Portfolios Large Value performance and the Russell 1000® Value Index. The Board noted that AJO’s composite performance exceeded that of AllianceBernstein and TCW’s large value composite and the Russell 1000 Value Index over the past 1-, 2,- and 3-year periods ended September 30, 2008.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of AJO and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio. The Board noted that TAM, and not the Portfolio, will pay the sub-advisory fee to AJO. The Board considered that at current asset levels the sub-advisory fee paid under the Sub-Advisory Agreements with AllianceBernstein and TCW was higher than the sub-advisory fee to be paid to AJO by TAM. The Board recognized that the AJO Sub-Advisory Agreement would offer breakpoints and with the combining of assets from the Transamerica Partners Large Core Portfolio, a series of the Portfolio Trust, would result in lower fees overall paid by TAM to AJO. The

TRANSAMERICA PARTNERS PORTFOLIOS
SUB-ADVISORY AGREEMENT — INITIAL REVIEW AND APPROVAL (Continued)

December 31, 2008
(Unaudited)

Board also took into account Management’s statements that the relationship with AJO in the Transamerica Partners Large Core Portfolio was going well and that there were no compliance or other issues to report.

Based upon its review and the representations made to it and after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including the independent members of the Board appearing in person, unanimously approved the AJO Sub-Advisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the AJO Sub-Advisory Agreement, and each Board member likely attributed different weight to the various factors.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST
(Unaudited)

BOARD MEMBERS AND OFFICERS

The Trust is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each portfolio are managed by the investment advisor and sub-advisors, and the respective portfolio managers. The Board of Trustees is responsible for managing the business and affairs of the Trust and oversees the operation of the Trust by its officers. It also reviews the management of the portfolios’ assets by the investment advisor and sub-advisors. The Trust’s portfolios are among the funds advised and sponsored by Transamerica Asset Management, Inc. (“TAM”) (collectively, the “Transamerica Asset Management Group”). The Transamerica Asset Management Group (“TAMG”) consists of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Investors, Inc. (“TII”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”), and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 176 portfolios.

The mailing address of each Board Member and Officer is c/o Secretary of the Funds, 570 Carillon Parkway, St. Petersburg, Florida 33716. Information about Trustees (also referred to as “Board Members”) and Officers of the Trust is as follows:

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

Number of
		Term of		Funds in
		Office and		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation(s) During	by Board
Name	Trust	Served*	Past 5 Years	Members	Other Directorships
INTERESTED BOARD MEMBER**
John K. Carter (DOB: 1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2007	Chairman and Board Member (2008–present), President (2007–present), Chief Executive Officer (2006–present), Vice President, Secretary and Chief Compliance Officer (2003–2006), TII; Chairman, Board Member, President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF (2007–present); Chairman (2007–present), Board Member (2006–present), President and Chief Executive Officer (2006–present), Senior Vice President (1999–2006), Chief Compliance Officer, General Counsel and Secretary (1999–2006), Transamerica Funds and TST; Chairman (2007–present), Board Member (2006–present), President and Chief Executive Officer (2006–present), Senior Vice President (2002–2006), General Counsel, Secretary and Chief Compliance Officer (2002–2006), TIS; President and Chief Executive Officer (2006– present), Senior Vice President (1999–2006), Director (2000–present), General Counsel and Secretary (2000–2006), Chief Compliance Officer (2004–2006), TAM; President and Chief Executive Officer (2006–present), Senior Vice President (1999–2006), Director (2001–present), General Counsel and Secretary (2001–2006), Transamerica Fund Services, Inc. (“TFS”); Vice President, AFSG Securities Corporation (2001–present); Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (“TIF”) (2002–2004); Director (2008–present) and Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003–2005) and Transamerica Investment Management, LLC (“TIM”) (2001–2005).	176	N/A

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the by-laws.

**	May be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his employment with TAM or an affiliate of TAM.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

				Number of
		Term of		Funds in
		Office and		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation(s) During	by Board
Name	Trust	Served*	Past 5 Years	Members	Other Directorships
INDEPENDENT BOARD MEMBERS***
Sandra N. Bane (DOB: 1952)	Board Member	Since 2008	Retired, KPMG (1999–present); and Board Member, TII (2003–present), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008–present).	176	Big 5 Sporting Goods (2002–present); AGL Resources, Inc. (energy services holding company) (2008–present)
Leo J. Hill (DOB: 1956)	Lead Independent Board Member	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006–present); Board Member, TST (2001–present); Board Member, Transamerica Funds and TIS (2002–present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007–present); TII (2008–present); Owner and President, Prestige Automotive Group (2001–2005); President, L. J. Hill & Company (1999–present); Market President, Nations Bank of Sun Coast Florida (1998–1999); President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994–1998); Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991–1994); and Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976–1991).	176	N/A
Neal M. Jewell (DOB: 1935)	Board Member	Since 1993	Retired (2004–present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993–present); Board Member, Transamerica Funds, TST and TIS (2007–present); Board Member, TII (2008–present); and Independent Trustee, EAI Select Managers Equity Fund (a mutual fund) (1996–2004).	176	N/A

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the by-laws.

***	Independent Board Member means a Board Member who is not an “interested person” (as that term is defined under the 1940 Act) of the Trust.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

				Number of
		Term of		Funds in
		Office and		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation(s) During	by Board
Name	Trust	Served*	Past 5 Years	Members	Other Directorships
Russell A. Kimball, Jr. (DOB: 1944)	Board Member	Since 2007	General Manager, Sheraton Sand Key Resort (1975–present); Board Member, TST (1986–present); Board Member, Transamerica Funds and TIS (2002–present); TPP, TPFG, TPFG II and TAAVF (2007–present); and Board Member, TII (2008–present).	176	N/A
Eugene M. Mannella (DOB: 1954)	Board Member	Since 1994	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008–present); Self-employed consultant (2006–present); President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998–2008); Board Member, TPP, TPFG, TPFG II and TAAVF (1994–present); Board Member, Transamerica Funds, TST and TIS (2007–present); Board Member, TII (2008–present); and President, International Fund Services (alternative asset administration) (1993–2005).	176	N/A
Norman R. Nielsen (DOB: 1939)	Board Member	Since 2007	Retired (2005–present); Director, Iowa Student Loan Service Corporation (2006–present); Board Member, Transamerica Funds, TST and TIS (2006–present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007–present); Board Member, TII (2008–present); Director, League for Innovation in the Community Colleges (1985–2005); Director, Iowa Health Systems (1994–2003); Director, U.S. Bank (1987–2006); and President, Kirkwood Community College (1985–2005).	176	Buena Vista University Board of Trustees (2004–present)
Joyce G. Norden (DOB: 1939)	Board Member	Since 2002	Retired (2004–present); Board Member, TPFG, TPFG II and TAAVF (1993–present); Board Member, TPP (2002–present); Board Member, Transamerica Funds, TST and TIS (2007–present); Board Member, TII (2008–present); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996–2004).	176	Board of Governors, Reconstructionist Rabbinical College (2007–present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the by-laws.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

Number of
		Term of		Funds in
		Office and		Complex
	Position(s)	Length of		Overseen
	Held with	Time	Principal Occupation(s) During	by Board
Name	Trust	Served*	Past 5 Years	Members	Other Directorships
Patricia L. Sawyer (DOB: 1950)	Board Member	Since 1993	Retired (2007–present); President/ Founder, Smith & Sawyer LLC (management consulting) (1989–2007); Board Member, Transamerica Funds, TST and TIS (2007–present); Board Member, TII (2008–present); Board Member, TPP, TPFG, TPFG II and TAAVF (1993–present); Vice President, American Express (1987–1989); Vice President, The Equitable (1986–1987); and Strategy Consultant, Booz, Allen & Hamilton (1982–1986).	176	N/A
John W. Waechter (DOB: 1952)	Board Member	Since 2007	Attorney, Englander & Fischer, P.A. (2008–present); Retired (2004–2008); Board Member, TST and TIS (2004–present); Board Member, Transamerica Funds (2005–present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007–present); Board Member, TII (2008–present); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979–2004); and Treasurer, The Hough Group of Funds (1993–2004).	176	N/A

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the by-laws.

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

OFFICERS

Term of
	Position(s)	Office and
	Held with	Length of	Principal Occupation(s) or Employment
Name	Trust	Time Served*	During Past 5 Years
John K. Carter (DOB: 1961)	Chairman, Board Member, President, and Chief Executive Officer	Since 2007	See the table above.
Dennis P. Gallagher (DOB: 1970)	Vice President, General Counsel and Secretary	Since 2007	Vice President, General Counsel and Secretary, TII, Transamerica Funds, TST and TIS (2006–present); Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF (2007–present); Director, Senior Vice President, General Counsel and Secretary, TAM and TFS (2006–present); Assistant Vice President, Transamerica Capital, Inc. (2007–present); and Director, Deutsche Asset Management (1998–2006).
Joseph P. Carusone (DOB: 1965)	Vice President, Treasurer and Principal Financial Officer	Since 2001	Vice President, Treasurer and Principal Financial Officer, Transamerica Funds, TST, TIS and TII (2007–present); Vice President (2007–present), Treasurer and Principal Financial Officer (2001–present), TPP, TPFG, TPFG II and TAAVF; Senior Vice President, TAM and TFS (2007–present); Senior Vice President (2008–present), Vice President (2001–2008); Diversified Investment Advisors, Inc. (“DIA”); Director and President, Diversified Investors Securities Corp. (“DISC”) (2007–present); Director, Transamerica Financial Life Insurance Company (“TFLIC”) (2004–present); and Treasurer, Diversified Actuarial Services, Inc. (2002–present).
Christopher A. Staples (DOB: 1970)	Vice President and Chief Investment Officer	Since 2007	Vice President and Chief Investment Officer (2007–present); Vice President–Investment Administration (2005–2007), TII; Vice President and Chief Investment Officer (2007–present), Senior Vice President–Investment Management (2006–2007), Vice President–Investment Management (2005–2006), Transamerica Funds, TST and TIS; Vice President and Chief Investment Officer, TPP, TPFG, TPFG II and TAAVF (2007–present); Director (2005–present), Senior Vice President– Investment Management (2006–present) and Chief Investment Officer (2007–present), TAM; Director, TFS (2005–present); and Assistant Vice President, Raymond James & Associates (1999–2004).
Rick B. Resnik (DOB: 1967)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 1998	Chief Compliance Officer, TPP, TPFG, TPFG II and TAAVF (1998–present); Chief Compliance Officer, Transamerica Funds, TST, TIS and TII (2008–present); Vice President and Conflicts of Interest Officer, TPP, TPFG, TPFG II, TAAVF, Transamerica Funds, TST, TIS and TII (2008–present); Senior Vice President and Chief Compliance Officer, TAM (2008–present); Senior Vice President, TFS (2008–present); Director (2000–present), Vice President and Chief Compliance Officer (1997–present), DISC; and Assistant Vice President, TFLIC (1999–present).

TRANSAMERICA PARTNERS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

Term of
	Position(s)	Office and
	Held with	Length of	Principal Occupation(s) or Employment
Name	Trust	Time Served*	During Past 5 Years
Robert A. DeVault Jr. (DOB: 1965)	Assistant Treasurer	Since 2009	Assistant Treasurer, Transamerica Funds, TST, TII, TIS, TPP, TPFG, TPFG II and TAAVF (January 2009–present); and Assistant Vice President, (2007–present), Manager, Fund Administration (2002–2007), TFS.
Suzanne Valerio-Montemurro (DOB: 1964)	Assistant Treasurer	Since 2007	Assistant Treasurer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (2007–present); and Vice President, DIA (1998–present).
Sarah L. Bertrand (DOB: 1967)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009–present); Assistant Vice President and Manager, Legal Administration, TAM and TFS (2007–present); Assistant Secretary and Chief Compliance Officer, 40ï86 Series Trust and 40ï86 Strategic Income Fund (2000 - 2007); and Second Vice President and Assistant Secretary, Legal and Compliance, 40ï86 Capital Management, Inc. (1994–2007).
Timothy J. Bresnahan (DOB: 1968)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (January 2009–present); Counsel, TAM (2008–present); Counsel (contract), Massachusetts Financial Services, Inc. (2007); Assistant Counsel, BISYS Fund Services Ohio, Inc. (2005–2007); and Associate, Greenberg Traurig, P.A. (2004–2005).
Richard E. Shield, Jr. (DOB: 1974)	Tax Officer	Since 2008	Tax Officer, Transamerica Funds, TST, TIS, TII, TPP, TPFG, TPFG II and TAAVF (2008–present); Tax Manager, Jeffrey P. McClanathan, CPA (2006–2007) and Gregory, Sharer & Stuart (2005–2006); Tax Senior, Kirkland, Russ, Murphy & Tapp, P.A. (2003– 2005); and Certified Public Accountant, Schultz, Chaipel & Co., LLP (1998–2003).

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different Funds for different periods of time, the earliest applicable date is shown.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
4 Manhattanville Rd.
Purchase, New York 10577
2873 (2/09)

Item 1: Report(s) to Shareholders. The Annual Report is attached.
Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable

(f)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Experts.
Registrant’s Board of Trustees has determined that Sandra N. Bane, John W. Waechter and Eugene M. Mannella are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, Mr. Waechter and Mr. Mannella are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, Mr. Waechter and Mr. Mannella as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31
		2008	2007
(a)	Audit Fees	$15,690	$15,690
(b)	Audit-related Fees (1)	$0	$0
(c)	Tax Fees (2)	$0	$0
(d)	All Other Fees	$0	$0
(e) (1)	Pre-approval policy (3) (see below)
(e) (2)	% of above that were pre-approved	100%	100%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser (or affiliate that provided services to Registrant)	$52,000	$671,630
(h)	Disclose whether the Audit Committee has considered whether the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is compatible with maintaining the auditor’s independence.	Yes	Yes

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	There were no tax fees billed by the principal accountant for 2008 or 2007.

(3)	The Audit Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to one or more members or a subcommittee. Any decision of the subcommittee to grant pre-approvals shall be presented to the full Audit Committee at its next regularly scheduled meeting.
Item 5: Audit Committee of Listed Registrants.
The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, Neal M. Jewell, Russell A. Kimball, Jr., Eugene M. Mannella, Norman R. Nielsen, Joyce G. Norden, Patricia L. Sawyer and John W. Waechter.
Item 6: Schedule of Investments.
The schedules of investments are included in the annual report to shareholders filed under Item 1 of this Form N-CSR.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders
The Registrant’s Nominating Committee’s provisions with respect to nominations of Trustees to its Board are as follows:
A candidate for nomination as Trustee submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following requirements have been met and procedures followed:
1.	Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year.

2.	The nominee must satisfy all qualifications provided herein and in the Funds’ organizational documents, including qualification as a possible Independent Trustee if the nominee is to serve in that capacity.

•	The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.[1]

•	Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the year prior to the nomination by any nominating shareholder entity or entity in a nominating shareholder group.

•	Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

•	The nominee may not be an executive officer, director or person fulfilling similar functions of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

•	The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an interested person of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

•	A shareholder or shareholder group may not submit for consideration a nominee which has previously been considered by the Committee.
3.	In order for the Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:
•	Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Fund’s (or a series thereof) securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting.

The nominating shareholder or shareholder group must also bear the economic risk of the investment.

•	The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares; and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least two years.
4.	Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Funds’ Secretary, who will provide all submissions to the Committee. This submission to the Funds must include:

[1]	Terms such as “immediate family member” and “control” shall be interpreted in accordance with the federal securities laws.

•	the shareholder’s contact information;

•	the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee;

•	all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934;

and

•	a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in a Fund’s proxy statement, if so designated by the Committee and the Funds’ Board.
5.	The Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.
Item 11: Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds (Registrant)
By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: March 9, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: March 9, 2009

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date: March 9, 2009

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer